Schedule of Investments (unaudited)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Class A, 0.90%, 11/15/26	$70,000	$66,285,292
AmeriCredit Automobile Receivables Trust Series 2021-1, Class B, 0.68%, 10/19/26 (Call 04/18/24)	11,050	10,696,205
BA Credit Card Trust
Series 2020-A1, Class A1, 0.34%, 05/15/26	9,450	9,052,287
Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	22,802,800
BMW Vehicle Lease Trust
1.23%, 05/27/25 (Call 04/25/24)	6,500	6,264,405
Series 2022-1, Class A3, 1.10%, 03/25/25
(Call 04/25/24)	16,740	16,294,914
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,754,928
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	18,886,775
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 06/15/24)	7,490	7,341,648
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 12/15/24)	7,490	7,191,331
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,703,391
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 04/15/24)	3,261	3,104,785
GM Financial Automobile Leasing Trust Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 01/20/23)	3,480	3,468,586
GM Financial Consumer Automobile Receivables Trust
1.26%, 11/16/26 (Call 11/16/25)	14,000	13,624,859
1.51%, 04/17/28 (Call 11/16/25)	2,940	2,823,993
Louisiana Local Government Environmental Facilities & Community Development Auth4.30%, 02/01/36	1,560	1,557,785
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 01/15/24)	13,720	13,162,506
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	27,239,868
Volkswagen Auto Lease Trust, Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 03/20/23)	2,130	2,113,589

Total Asset-Backed Securities — 0.3%
(Cost: $260,258,011)		248,369,947

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61
(Call 10/15/28)(a)	5,000	5,087,791
Series 2019-BN21, Class A5, 2.85%, 10/17/52
(Call 09/15/29)	15,310	14,113,890
Series 2020, Class A5, 2.60%, 01/15/63
(Call 01/15/30)	6,500	5,885,910
Series 2020-BN27, Class A5, 2.14%, 04/15/63
(Call 03/15/30)	23,610	20,554,782
Series 2020-BN29, Class A4, 2.00%, 11/15/53
(Call 11/15/30)	5,760	4,890,483
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 06/15/26)	2,229	2,208,737
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	8,750	8,117,580
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50
(Call 02/15/27)	$18,450	$18,140,227
Series 2020-C6, Class A4, 2.64%, 02/15/53
(Call 01/15/30)	10,000	9,052,452
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 02/15/30)	16,670	14,416,689
Series 2021-C11, CLASS A5, 2.32%, 09/15/54	1,965	1,691,231
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	18,590	16,296,772
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51
(Call 01/15/28)(a)	10,616	10,533,562
Series 2018-B3, Class A5, 4.03%, 04/10/51
(Call 02/10/28)	7,000	6,986,502
Series 2018-B5, Class A4, 4.21%, 07/15/51
(Call 07/15/28)	6,150	6,191,878
Series 2018-B7, Class A4, 4.51%, 05/15/53
(Call 10/15/28)(a)	10,093	10,328,516
Series 2018-B8, Class A5, 4.23%, 01/15/52
(Call 12/15/28)	17,000	17,133,349
Series 2019-B11, Class A4, 3.28%, 05/15/52
(Call 03/15/29)	20,650	19,639,557
Series 2019-B11, Class A5, 3.54%, 05/15/52
(Call 05/15/29)	20,000	19,322,995
Series 2020-B19, Class B, 2.35%, 09/15/53
(Call 09/15/30)	2,700	2,202,009
Series 2020-B21, Class A4, 1.70%, 12/17/53
(Call 03/15/30)	7,000	5,879,129
Series 2020-B21, Class A5, 1.98%, 12/17/53
(Call 11/15/30)	8,616	7,311,421
Series 2020-B23, Class A5, 2.07%, 02/15/54
(Call 01/15/31)	25,000	21,291,217
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46
(Call 11/10/23)	10,000	10,065,646
Series 2014-GC25, Class AAB, 3.37%, 10/10/47
(Call 07/10/24)	4,777	4,776,433
Series 2014-GC25, Class AS, 4.02%, 10/10/47
(Call 09/10/24)	5,209	5,167,150
Series 2015-GC27, Class AAB, 2.94%, 02/10/48
(Call 07/10/24)	5,601	5,573,626
Series 2016-GC37, Class A4, 3.31%, 04/10/49
(Call 01/10/26)	17,730	17,327,474
Series 2016-P5, Class A4, 2.94%, 10/10/49
(Call 08/10/26)	11,400	10,886,390
Series 2017-P7, Class A4, 3.71%, 04/14/50
(Call 03/14/27)	13,900	13,655,015
Series 2018-B2, Class A4, 4.01%, 03/10/51
(Call 02/10/28)	20,020	19,952,323
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50
(Call 09/10/23)	13,802	13,875,398
Series 2013-CR12, Class A4, 4.00%, 10/10/46
(Call 10/10/23)	8,900	8,906,938
Series 2014-CR16, Class A4, 4.05%, 04/10/47
(Call 03/10/24)	2,800	2,807,798
Series 2014-CR18, Class AM, 4.10%, 07/15/47
(Call 06/15/24)	10,000	9,998,102

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series 2014-CR20, Class A3, 3.33%, 11/10/47
(Call 09/10/24)	$6,335	$6,249,621
Series 2014-UBS2, Class A4, 3.69%, 03/10/47
(Call 01/10/24)	4,761	4,754,352
Series 2014-UBS2, Class A5, 3.96%, 03/10/47
(Call 02/10/24)	9,700	9,724,412
Series 2014-UBS3, Class A4, 3.82%, 06/10/47
(Call 05/10/24)	12,887	12,869,641
Series 2014-UBS4, Class A5, 3.69%, 08/10/47
(Call 07/10/24)	12,920	12,882,407
Series 2015-CR22, Class A5, 3.31%, 03/10/48
(Call 02/10/25)	3,000	2,951,768
Series 2015-CR24, Class A5, 3.70%, 08/10/48
(Call 07/10/25)	16,990	16,838,942
Series 2015-DC1, Class A5, 3.35%, 02/10/48
(Call 01/10/25)	2,750	2,698,617
Series 2015-DC1, Class C, 4.30%, 02/10/48
(Call 01/10/25)(a)	3,000	2,884,195
Series 2015-LC21, Class A4, 3.71%, 07/10/48
(Call 05/10/25)	15,500	15,392,416
Series 2015-LC23, Class A2, 3.22%, 10/10/48
(Call 10/10/22)	10,425	10,338,623
Series 2015-PC1, Class A5, 3.90%, 07/10/50
(Call 05/10/25)	9,650	9,638,905
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	7,953,871
Series 2016-DC2, Class A5, 3.77%, 02/10/49
(Call 01/10/26)	4,000	3,974,006
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57
(Call 04/15/25)	10,000	9,866,020
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,414,269
Series 2016-C7, Class A5, 3.50%, 11/15/49
(Call 10/15/26)	5,200	5,102,957
Series 2018-CX11, Class A5, 4.03%, 04/15/51
(Call 02/15/28)(a)	27,000	26,908,674
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,245,797
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 07/10/26)	1,000	950,852
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,005,200
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46
(Call 05/10/23)	5,000	4,971,876
Series 2013-GC16, Class A4, 4.27%, 11/10/46
(Call 10/10/23)	10,000	10,069,803
Series 2014-GC24, Class A4, 3.67%, 09/10/47
(Call 08/10/24)	19,444	19,358,092
Series 2014-GC24, Class A5, 3.93%, 09/10/47
(Call 08/10/24)	6,000	5,999,809
Series 2015-GC32, Class A2, 3.06%, 07/10/48
(Call 07/10/22)	196	195,733
Series 2015-GS1, Class A3, 3.73%, 11/10/48
(Call 11/10/25)	10,000	9,882,894
Series 2017-GS7, Class A3, 3.17%, 08/10/50
(Call 05/10/27)	13,000	12,490,062
Series 2018-GS9, Class A4, 3.99%, 03/10/51
(Call 02/10/28)(a)	3,000	2,983,337
Series 2019-GC38, Class A4, 3.97%, 02/10/52
(Call 01/10/29)	2,500	2,477,046
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47
(Call 08/15/24)	$7,000	$6,986,717
Series 2014-C23, Class A5, 3.93%, 09/15/47
(Call 09/15/24)	9,660	9,657,544
Series 2014-C24, Class A5, 3.64%, 11/15/47
(Call 10/15/24)	16,995	16,851,493
Series 2014-C25, Class B, 4.30%, 11/15/47
(Call 11/15/24)(a)	3,800	3,698,091
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47
(Call 05/15/24)	9,000	8,980,838
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.10%, 07/15/46
(Call 06/15/23)(a)	1,600	1,606,352
Series 2013-C10, Class AS, 4.10%, 07/15/46
(Call 06/15/23)(a)	8,166	8,145,866
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	5,000	4,899,332
Series 2015-C23, Class A4, 3.72%, 07/15/50
(Call 06/15/25)	1,850	1,835,839
Series 2015-C24, Class A4, 3.73%, 05/15/48
(Call 07/15/25)	7,275	7,216,245
Series 2015-C27, Class A4, 3.75%, 12/15/47
(Call 10/15/25)	17,025	16,884,421
Series 2016-C28, Class A4, 3.54%, 01/15/49
(Call 01/15/26)	16,420	16,158,699
Series 2016-C28, Class AS, 3.95%, 01/15/49
(Call 01/15/26)	2,000	1,918,671
Series 2016-C32, Class A3, 3.46%, 12/15/49
(Call 11/15/26)	9,522	9,269,509
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48
(Call 11/15/25)	3,500	3,464,993
Series 2017-H1, Class A5, 3.53%, 06/15/50
(Call 05/15/27)	12,000	11,719,014
Series 2018, Class A3, 4.14%, 10/15/51
(Call 07/15/28)	21,700	21,647,101
Series 2018-H3, Class A4, 3.91%, 07/15/51
(Call 05/15/28)	700	693,916
Series 2019-H6, Class A4, 3.42%, 06/15/52
(Call 05/15/29)	7,660	7,327,246
Series 2019-L3, Class AS, 3.49%, 11/15/52
(Call 11/15/29)	720	665,771
Series 2020-L4, Class A3, 2.70%, 02/15/53
(Call 02/15/30)	20,000	18,014,664
Series 2021-L7, Class A5, 2.57%, 10/15/54
(Call 09/15/31)	10,430	9,127,906
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	18,045,815
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 06/10/22)	4,449	4,443,964
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,958,145
Series 2013-LC12, Class A4, 4.22%, 07/15/46
(Call 06/15/23)(a)	25,059	25,257,575
Series 2014-LC16, Class A5, 3.82%, 08/15/50
(Call 05/15/24)	15,200	15,106,059
Series 2014-LC18, Class ASB, 3.24%, 12/15/47
(Call 10/15/24)	8,566	8,554,307

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C27, Class A5, 3.45%, 02/15/48
(Call 02/15/25)	$8,500	$8,401,377
Series 2015-LC22, Class A4, 3.84%, 09/15/58
(Call 09/15/25)	5,000	4,985,994
Series 2015-SG1, Class A4, 3.79%, 09/15/48
(Call 08/15/25)	11,037	10,876,103
Series 2020-C56, Class A5, 2.40%, 06/15/53
(Call 03/15/30)	6,480	5,751,148
Series 2020-C58, Class A4, 2.10%, 07/15/53
(Call 11/15/30)	17,680	15,078,950
Series 2021-C59, Class A5, 2.63%, 04/15/54
(Call 04/15/31)	5,200	4,610,225
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	27,100	27,004,654
		969,187,713
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $1,034,614,196)		969,187,713

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,983	1,668,913
3.38%, 03/01/41 (Call 09/01/40)	2,340	1,840,621
4.65%, 10/01/28 (Call 07/01/28)	665	672,601
4.75%, 03/30/30 (Call 12/30/29)(b)	2,788	2,827,813
5.40%, 10/01/48 (Call 04/01/48)	1,350	1,399,815
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,252	2,840,492
2.60%, 08/01/31 (Call 05/01/31)	2,545	2,223,159
4.20%, 06/01/30 (Call 03/01/30)	1,906	1,882,556
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(b)	6,170	6,139,458
3.65%, 11/01/24 (Call 08/01/24)	1,900	1,909,443
WPP Finance 2010, 3.75%, 09/19/24	6,061	6,087,183
		29,492,054
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 06/13/22)(b)	6,205	5,980,131
1.88%, 06/15/23 (Call 04/15/23)	2,477	2,443,511
1.95%, 02/01/24(b)	403	393,562
2.20%, 02/04/26 (Call 02/04/23)	6,640	6,093,926
2.25%, 06/15/26 (Call 03/15/26)(b)	3,764	3,451,325
2.60%, 10/30/25 (Call 07/30/25)	3,088	2,924,737
2.70%, 02/01/27 (Call 12/01/26)	7,120	6,551,966
2.75%, 02/01/26 (Call 01/01/26)	315	298,796
2.80%, 03/01/24 (Call 02/01/24)(b)	2,332	2,304,086
2.80%, 03/01/27 (Call 12/01/26)(b)	2,290	2,107,189
2.85%, 10/30/24 (Call 07/30/24)	2,566	2,512,011
2.95%, 02/01/30 (Call 11/01/29)	4,519	3,902,337
3.10%, 05/01/26 (Call 03/01/26)	4,946	4,722,985
3.20%, 03/01/29 (Call 12/01/28)(b)	3,561	3,184,780
3.25%, 02/01/28 (Call 12/01/27)	555	512,692
3.25%, 03/01/28 (Call 12/01/27)	1,729	1,594,812
3.25%, 02/01/35 (Call 11/01/34)(b)	2,979	2,362,466
3.38%, 06/15/46 (Call 12/15/45)	1,043	723,091
3.45%, 11/01/28 (Call 08/01/28)	3,518	3,222,558
3.50%, 03/01/39 (Call 09/01/38)(b)	2,179	1,653,883
3.55%, 03/01/38 (Call 09/01/37)(b)	2,023	1,568,209
	Par
Security	(000)	Value

Aerospace & Defense (continued)
3.60%, 05/01/34 (Call 02/01/34)(b)	$2,836	$2,366,443
3.63%, 02/01/31 (Call 11/01/30)	402	361,627
3.63%, 03/01/48 (Call 09/01/47)	1,040	742,602
3.65%, 03/01/47 (Call 09/01/46)	941	678,113
3.75%, 02/01/50 (Call 08/01/49)	4,933	3,674,493
3.83%, 03/01/59 (Call 09/01/58)(b)	1,501	1,044,921
3.85%, 11/01/48 (Call 05/01/48)	1,909	1,421,041
3.90%, 05/01/49 (Call 11/01/48)	3,271	2,480,563
3.95%, 08/01/59 (Call 02/01/59)	3,683	2,680,082
4.88%, 05/01/25 (Call 04/01/25)	11,552	11,659,665
5.04%, 05/01/27 (Call 03/01/27)	6,919	6,960,583
5.15%, 05/01/30 (Call 02/01/30)	12,298	12,231,960
5.71%, 05/01/40 (Call 11/01/39)	6,332	6,234,740
5.81%, 05/01/50 (Call 11/01/49)	17,113	16,871,536
5.88%, 02/15/40	2,238	2,224,662
5.93%, 05/01/60 (Call 11/01/59)	12,472	12,196,244
6.13%, 02/15/33(b)	2,033	2,125,684
6.63%, 02/15/38	1,559	1,660,865
6.88%, 03/15/39	2,500	2,724,100
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	2,365	2,175,587
1.88%, 08/15/23 (Call 06/15/23)(b)	2,586	2,563,631
2.13%, 08/15/26 (Call 05/15/26)(b)	3,908	3,715,609
2.25%, 06/01/31 (Call 03/01/31)	1,400	1,255,184
2.38%, 11/15/24 (Call 09/15/24)(b)	866	852,378
2.63%, 11/15/27 (Call 08/15/27)(b)	2,409	2,294,621
2.85%, 06/01/41 (Call 12/01/40)	2,420	1,976,172
3.25%, 04/01/25 (Call 03/01/25)	2,854	2,862,619
3.50%, 05/15/25 (Call 03/15/25)	2,542	2,569,377
3.50%, 04/01/27 (Call 02/01/27)	827	826,677
3.60%, 11/15/42 (Call 05/15/42)(b)	723	653,925
3.63%, 04/01/30 (Call 01/01/30)(b)	3,992	3,964,415
3.75%, 05/15/28 (Call 02/15/28)	3,753	3,763,208
4.25%, 04/01/40 (Call 10/01/39)	1,869	1,851,263
4.25%, 04/01/50 (Call 10/01/49)(b)	2,855	2,853,887
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	2,965	2,438,238
2.90%, 12/15/29 (Call 09/15/29)	2,076	1,888,413
3.83%, 04/27/25 (Call 01/27/25)	2,371	2,374,035
3.85%, 06/15/23 (Call 05/15/23)	4,423	4,465,992
3.85%, 12/15/26 (Call 09/15/26)	3,123	3,126,185
3.95%, 05/28/24 (Call 02/28/24)(b)	1,430	1,448,919
4.40%, 06/15/28 (Call 03/15/28)	5,857	5,893,205
4.85%, 04/27/35 (Call 10/27/34)	2,151	2,183,093
5.05%, 04/27/45 (Call 10/27/44)	1,050	1,063,472
6.15%, 12/15/40	1,580	1,798,230
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,500	1,308,090
2.80%, 06/15/50 (Call 12/15/49)	3,110	2,446,792
3.55%, 01/15/26 (Call 10/15/25)(b)	3,388	3,445,969
3.60%, 03/01/35 (Call 09/01/34)	2,098	2,013,514
3.80%, 03/01/45 (Call 09/01/44)	3,880	3,588,961
3.90%, 06/15/32 (Call 03/15/32)	1,650	1,663,249
4.07%, 12/15/42(b)	1,963	1,908,998
4.09%, 09/15/52 (Call 03/15/52)	5,586	5,475,230
4.15%, 06/15/53 (Call 12/15/52)	4,000	3,936,320
4.30%, 06/15/62 (Call 12/15/61)	4,000	3,988,400
4.50%, 05/15/36 (Call 11/15/35)	2,090	2,165,324
4.70%, 05/15/46 (Call 11/15/45)	4,009	4,226,168
5.72%, 06/01/40(b)	632	724,550

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
Series B, 6.15%, 09/01/36	$2,005	$2,384,727
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5,629	5,588,696
3.20%, 02/01/27 (Call 11/01/26)	2,421	2,382,990
3.25%, 08/01/23(b)	3,645	3,669,021
3.25%, 01/15/28 (Call 10/15/27)	7,138	6,937,779
3.85%, 04/15/45 (Call 10/15/44)	1,669	1,476,998
4.03%, 10/15/47 (Call 04/15/47)	7,496	6,953,440
4.40%, 05/01/30 (Call 02/01/30)	437	444,368
4.75%, 06/01/43(b)	3,434	3,480,187
5.05%, 11/15/40	1,188	1,244,644
5.15%, 05/01/40 (Call 11/01/39)	1,850	1,945,793
5.25%, 05/01/50 (Call 11/01/49)	3,718	4,119,321
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,057	2,576,745
2.25%, 07/01/30 (Call 04/01/30)	4,930	4,348,802
2.38%, 03/15/32 (Call 12/15/31)	4,730	4,128,391
2.65%, 11/01/26 (Call 08/01/26)(b)	525	508,174
2.82%, 09/01/51 (Call 03/01/51)	1,625	1,227,818
3.03%, 03/15/52 (Call 09/15/51)	4,745	3,719,368
3.13%, 05/04/27 (Call 02/04/27)	4,683	4,571,685
3.13%, 07/01/50 (Call 01/01/50)	3,230	2,606,287
3.20%, 03/15/24 (Call 01/15/24)	3,655	3,674,152
3.50%, 03/15/27 (Call 12/15/26)	4,775	4,753,035
3.70%, 12/15/23 (Call 09/15/23)	1,643	1,660,005
3.75%, 11/01/46 (Call 05/01/46)	4,394	3,901,037
3.95%, 08/16/25 (Call 06/16/25)	6,556	6,676,237
4.05%, 05/04/47 (Call 11/04/46)(b)	3,313	3,091,824
4.13%, 11/16/28 (Call 08/16/28)	7,435	7,571,135
4.15%, 05/15/45 (Call 11/16/44)	2,125	1,992,697
4.35%, 04/15/47 (Call 10/15/46)	3,468	3,353,799
4.45%, 11/16/38 (Call 05/16/38)	3,270	3,244,494
4.50%, 06/01/42(b)	11,897	11,936,974
4.63%, 11/16/48 (Call 05/16/48)(b)	6,013	6,145,887
4.70%, 12/15/41	2,050	2,062,792
4.80%, 12/15/43 (Call 06/15/43)(b)	2,392	2,426,134
4.88%, 10/15/40	869	896,452
6.05%, 06/01/36	60	70,018
6.13%, 07/15/38(b)	200	234,452
7.20%, 08/15/27	2,203	2,548,012
7.50%, 09/15/29	115	139,824
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 07/01/22)	1,555	1,487,793
1.60%, 04/01/26 (Call 03/01/26)(b)	585	532,368
2.25%, 04/01/28 (Call 02/01/28)	575	512,406
2.75%, 04/01/31 (Call 01/01/31)(b)	1,650	1,436,572
		381,262,210
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,590	4,416,682
2.45%, 02/04/32 (Call 11/04/31)	6,460	5,207,664
2.63%, 09/16/26 (Call 06/16/26)(b)	2,935	2,776,334
3.40%, 05/06/30 (Call 02/06/30)	3,084	2,776,525
3.40%, 02/04/41 (Call 08/04/40)	4,932	3,591,877
3.70%, 02/04/51 (Call 08/04/50)	4,562	3,198,829
3.88%, 09/16/46 (Call 03/16/46)	3,857	2,880,485
4.00%, 01/31/24	125	127,005
4.00%, 02/04/61 (Call 08/04/60)(b)	3,165	2,262,595
4.25%, 08/09/42	3,721	2,994,177
4.40%, 02/14/26 (Call 12/14/25)(b)	2,636	2,672,509
	Par
Security	(000)	Value

Agriculture (continued)
4.45%, 05/06/50 (Call 11/06/49)	$2,093	$1,657,363
4.50%, 05/02/43	2,673	2,206,027
4.80%, 02/14/29 (Call 11/14/28)	3,229	3,227,418
5.38%, 01/31/44	6,237	5,901,948
5.80%, 02/14/39 (Call 08/14/38)	7,122	7,043,444
5.95%, 02/14/49 (Call 08/14/48)	5,802	5,585,295
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(b)	6,170	6,015,071
2.70%, 09/15/51 (Call 03/15/51)	1,010	783,265
2.90%, 03/01/32 (Call 12/01/31)	1,765	1,634,743
3.25%, 03/27/30 (Call 12/27/29)	2,816	2,719,073
3.75%, 09/15/47 (Call 03/15/47)	1,529	1,428,881
4.02%, 04/16/43	742	704,232
4.50%, 03/15/49 (Call 09/15/48)(b)	3,754	3,938,359
4.54%, 03/26/42	1,252	1,279,569
5.38%, 09/15/35(b)	417	467,565
5.94%, 10/01/32	447	515,355
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(b)	1,530	1,325,607
2.73%, 03/25/31 (Call 12/25/30)	4,008	3,323,794
2.79%, 09/06/24 (Call 08/06/24)	3,708	3,637,474
3.22%, 08/15/24 (Call 06/15/24)(b)	8,262	8,204,331
3.22%, 09/06/26 (Call 07/06/26)	6,528	6,234,958
3.46%, 09/06/29 (Call 06/06/29)	2,482	2,205,257
3.56%, 08/15/27 (Call 05/15/27)	8,842	8,346,583
3.73%, 09/25/40 (Call 03/25/40)	1,728	1,292,717
3.98%, 09/25/50 (Call 03/25/50)	2,321	1,668,683
4.39%, 08/15/37 (Call 02/15/37)	8,294	7,136,987
4.54%, 08/15/47 (Call 02/15/47)	8,636	6,835,308
4.70%, 04/02/27 (Call 02/02/27)	2,514	2,513,874
4.74%, 03/16/32 (Call 12/16/31)	3,050	2,877,279
4.76%, 09/06/49 (Call 03/06/49)	3,913	3,148,556
4.91%, 04/02/30 (Call 01/02/30)	3,663	3,552,671
5.28%, 04/02/50 (Call 10/02/49)	2,432	2,115,281
5.65%, 03/16/52 (Call 09/16/51)	2,685	2,443,243
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,853	2,578,427
4.40%, 03/16/28 (Call 02/16/28)(b)	3,000	2,922,330
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	2,675	2,501,045
2.75%, 05/14/31 (Call 02/14/31)	4,090	3,547,502
3.25%, 08/15/26 (Call 05/15/26)	3,123	3,040,116
3.75%, 09/25/27 (Call 06/25/27)(b)	3,443	3,395,039
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,739	1,566,561
1.50%, 05/01/25 (Call 04/01/25)	3,071	2,924,114
1.75%, 11/01/30 (Call 08/01/30)(b)	543	440,259
2.10%, 05/01/30 (Call 02/01/30)	1,878	1,585,239
2.75%, 02/25/26 (Call 11/25/25)	3,970	3,857,054
2.88%, 05/01/24 (Call 04/01/24)(b)	4,183	4,188,145
3.13%, 08/17/27 (Call 05/17/27)	2,320	2,229,334
3.13%, 03/02/28 (Call 12/02/27)	2,621	2,494,904
3.25%, 11/10/24(b)	3,627	3,643,503
3.38%, 08/11/25 (Call 05/11/25)	2,578	2,580,733
3.38%, 08/15/29 (Call 05/15/29)(b)	4,296	4,047,391
3.60%, 11/15/23(b)	2,193	2,221,158
3.88%, 08/21/42	3,076	2,539,053
4.13%, 03/04/43	1,784	1,522,626
4.25%, 11/10/44	1,849	1,601,585
4.38%, 11/15/41	3,387	3,033,533

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
4.50%, 03/20/42	$3,195	$2,883,520
4.88%, 11/15/43	3,235	3,056,557
6.38%, 05/16/38	5,788	6,440,018
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	9,280	9,405,558
4.85%, 09/15/23	1,900	1,941,439
5.70%, 08/15/35 (Call 02/15/35)	2,101	2,085,116
5.85%, 08/15/45 (Call 02/15/45)	6,388	5,949,592
6.15%, 09/15/43	2,581	2,499,492
7.25%, 06/15/37	2,125	2,338,605
		239,934,441
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	1,120	1,055,514
Series 2016-1, Class AA, 3.58%, 07/15/29	963	901,923
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	849	776,620
Series 2016-3, Class AA, 3.00%, 04/15/30	509	461,205
Series 2017-1, Class AA, 3.65%, 02/15/29	3,656	3,444,488
Series 2017-2, Class AA, 3.35%, 04/15/31	1,366	1,269,340
Series 2019-1, Class AA, 3.15%, 08/15/33(b)	1,389	1,242,301
Series A, Class A, 2.88%, 01/11/36	4,530	3,978,201
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	1,583	1,537,831
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	400	393,316
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(b)	5,831	5,243,629
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	1,948	1,854,306
Series 2019-1, Class AA, 2.75%, 11/15/33	1,504	1,315,473
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	948	831,879
3.00%, 11/15/26 (Call 08/15/26)	1,515	1,462,187
3.45%, 11/16/27 (Call 08/16/27)	1,398	1,341,730
5.13%, 06/15/27 (Call 04/15/27)(b)	7,032	7,329,102
5.25%, 05/04/25 (Call 04/04/25)	5,169	5,395,402
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	1,574	1,550,435
Series 2013-1, Class A, 4.30%, 02/15/27	942	897,652
Series 2014-1, Class A, 4.00%, 10/11/27	4,156	3,983,239
Series 2014-2, Class A, 3.75%, 03/03/28	3,806	3,628,351
Series 2016-1, Class AA, 3.10%, 01/07/30	2,617	2,419,361
Series 2016-2, Class AA, 2.88%, 04/07/30	1,536	1,385,393
Series 2018-1, Class AA, 3.50%, 09/01/31	3,482	3,174,586
Series 2019, Class AA, 4.15%, 02/25/33(b)	398	379,138
Series 2019-2, Class AA, 2.70%, 11/01/33	2,449	2,114,471
Series 2020-1, Class A, 5.88%, 04/15/29(b)	3,623	3,660,357
Series 2020-1, Class B, 4.88%, 07/15/27	1,999	1,936,667
		64,964,097
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(b)	1,473	1,431,638
2.40%, 03/27/25 (Call 02/27/25)	6,921	6,849,714
2.75%, 03/27/27 (Call 01/27/27)(b)	6,002	5,881,360
2.85%, 03/27/30 (Call 12/27/29)(b)	6,335	5,978,846
3.25%, 03/27/40 (Call 09/27/39)	1,965	1,757,732
3.38%, 11/01/46 (Call 05/01/46)	3,895	3,452,139
3.38%, 03/27/50 (Call 09/27/49)	3,517	3,110,435
3.63%, 05/01/43 (Call 11/01/42)(b)	1,179	1,091,094
	Par
Security	(000)	Value

Apparel (continued)
3.88%, 11/01/45 (Call 05/01/45)(b)	$3,918	$3,741,102
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,313	2,329,052
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(b)	1,954	1,771,340
3.75%, 09/15/25 (Call 07/15/25)(b)	4,135	4,177,342
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(b)	1,538	1,304,147
4.13%, 07/15/27 (Call 04/15/27)	341	333,293
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(b)	3,789	3,673,852
2.80%, 04/23/27 (Call 02/23/27)(b)	3,679	3,525,770
2.95%, 04/23/30 (Call 01/23/30)	3,019	2,741,403
		53,150,259
Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24(b)	442	420,041
0.65%, 09/08/23	1,451	1,416,016
0.75%, 08/09/24(b)	860	818,823
0.88%, 07/07/23	480	471,547
1.00%, 09/10/25(b)	484	447,918
1.20%, 07/08/25	225	210,524
1.30%, 09/09/26	2,415	2,208,614
1.50%, 01/13/25	3,200	3,070,976
1.80%, 01/13/31	587	495,316
2.00%, 03/24/28	1,120	1,017,061
2.15%, 09/10/24	2,678	2,626,154
2.25%, 01/12/29	3,165	2,850,905
2.30%, 09/09/26	1,911	1,816,386
2.35%, 01/08/27	1,806	1,709,830
2.40%, 06/27/24	4,160	4,109,955
2.90%, 02/16/24	3,488	3,488,628
3.45%, 07/14/23	2,144	2,163,811
3.50%, 02/15/28(b)	3,561	3,520,084
3.55%, 01/12/24(b)	4,685	4,738,268
3.63%, 10/10/23(b)	3,843	3,889,769
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(b)	2,220	2,054,899
1.50%, 09/01/30 (Call 06/01/30)(b)	1,614	1,332,761
2.60%, 09/01/50 (Call 03/01/50)	3,305	2,373,585
3.65%, 10/01/23 (Call 07/01/23)	3,851	3,893,207
4.88%, 10/01/43 (Call 04/01/43)(b)	1,346	1,369,892
Daimler Finance North America LLC, 8.50%, 01/18/31	6,074	7,816,813
General Motors Co.
4.00%, 04/01/25	2,299	2,297,161
4.20%, 10/01/27 (Call 07/01/27)(b)	2,783	2,717,071
4.88%, 10/02/23	6,880	7,036,589
5.00%, 10/01/28 (Call 07/01/28)(b)	3,110	3,119,859
5.00%, 04/01/35(b)	2,908	2,766,700
5.15%, 04/01/38 (Call 10/01/37)(b)	3,165	2,953,515
5.20%, 04/01/45	3,577	3,249,633
5.40%, 10/02/23	4,309	4,432,884
5.40%, 04/01/48 (Call 10/01/47)	4,169	3,867,498
5.95%, 04/01/49 (Call 10/01/48)(b)	4,177	4,127,878
6.13%, 10/01/25 (Call 09/01/25)	7,696	8,161,146
6.25%, 10/02/43	1,890	1,937,137
6.60%, 04/01/36 (Call 10/01/35)	4,435	4,800,000
6.75%, 04/01/46 (Call 10/01/45)(b)	3,992	4,276,909
6.80%, 10/01/27 (Call 08/01/27)	3,891	4,219,089
General Motors Financial Co. Inc.
1.05%, 03/08/24	2,804	2,691,363

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
1.20%, 10/15/24(b)	$3,480	$3,287,278
1.25%, 01/08/26 (Call 12/08/25)	1,175	1,058,793
1.50%, 06/10/26 (Call 05/10/26)	5,280	4,739,698
1.70%, 08/18/23	1,365	1,343,815
2.35%, 02/26/27 (Call 01/26/27)	4,370	3,972,286
2.35%, 01/08/31 (Call 10/08/30)(b)	1,235	1,004,512
2.40%, 04/10/28 (Call 02/10/28)(b)	3,210	2,810,451
2.40%, 10/15/28 (Call 08/15/28)	4,070	3,511,148
2.70%, 08/20/27 (Call 06/20/27)(b)	814	736,727
2.70%, 06/10/31 (Call 03/10/31)(b)	4,075	3,366,806
2.75%, 06/20/25 (Call 05/20/25)(b)	6,099	5,888,645
2.90%, 02/26/25 (Call 01/26/25)(b)	6,146	5,997,697
3.10%, 01/12/32 (Call 10/12/31)	1,885	1,594,974
3.50%, 11/07/24 (Call 09/07/24)(b)	4,745	4,736,554
3.60%, 06/21/30 (Call 03/21/30)	1,911	1,717,893
3.85%, 01/05/28 (Call 10/05/27)	2,329	2,207,077
3.95%, 04/13/24 (Call 02/13/24)	3,218	3,246,222
4.00%, 01/15/25 (Call 10/15/24)	2,495	2,503,708
4.00%, 10/06/26 (Call 07/06/26)(b)	3,861	3,820,575
4.15%, 06/19/23 (Call 05/19/23)(b)	2,587	2,612,404
4.30%, 07/13/25 (Call 04/13/25)	2,863	2,886,562
4.35%, 04/09/25 (Call 02/09/25)	2,327	2,348,711
4.35%, 01/17/27 (Call 10/17/26)	5,164	5,130,641
5.10%, 01/17/24 (Call 12/17/23)	7,100	7,268,554
5.25%, 03/01/26 (Call 12/01/25)	4,290	4,419,301
5.65%, 01/17/29 (Call 10/17/28)	2,424	2,495,072
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	1,010	1,044,411
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(b)	35	34,110
2.53%, 03/10/27 (Call 02/10/27)	430	410,482
2.97%, 03/10/32 (Call 12/10/31)	3,620	3,324,861
PACCAR Financial Corp.
0.35%, 08/11/23	350	341,184
0.35%, 02/02/24(b)	560	536,155
0.50%, 08/09/24	585	554,562
0.80%, 06/08/23	810	795,582
0.90%, 11/08/24(b)	170	162,081
1.10%, 05/11/26	2,179	1,997,315
1.80%, 02/06/25	981	947,783
2.00%, 02/04/27	1,150	1,078,815
2.15%, 08/15/24	1,638	1,610,072
3.40%, 08/09/23	1,297	1,308,686
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	4,665	4,493,235
1.34%, 03/25/26 (Call 02/25/26)	2,980	2,758,765
2.36%, 07/02/24	2,607	2,582,807
2.36%, 03/25/31 (Call 12/25/30)(b)	1,295	1,158,080
2.76%, 07/02/29	1,098	1,023,621
3.42%, 07/20/23(b)	4,830	4,876,320
3.67%, 07/20/28(b)	1,790	1,795,674
Toyota Motor Credit Corp.
0.45%, 01/11/24	320	309,040
0.50%, 08/14/23	1,321	1,288,953
0.50%, 06/18/24(b)	5,100	4,862,697
0.63%, 09/13/24	3,505	3,335,148
0.80%, 10/16/25	555	512,365
0.80%, 01/09/26	215	196,665
1.13%, 06/18/26(b)	8,314	7,606,977
1.15%, 08/13/27(b)	1,978	1,748,196
1.35%, 08/25/23	2,522	2,489,012
	Par
Security	(000)	Value

Auto Manufacturers (continued)
1.45%, 01/13/25	$2,370	$2,275,816
1.65%, 01/10/31(b)	666	555,238
1.80%, 02/13/25(b)	2,818	2,722,583
1.90%, 01/13/27(b)	2,100	1,960,791
1.90%, 04/06/28(b)	3,379	3,074,079
1.90%, 09/12/31	4,100	3,459,621
2.00%, 10/07/24(b)	1,983	1,940,167
2.15%, 02/13/30	3,800	3,375,198
2.25%, 10/18/23	3,855	3,838,269
2.40%, 01/13/32	200	175,828
2.50%, 03/22/24	40	39,811
2.90%, 04/17/24	1,907	1,908,831
3.00%, 04/01/25	5,113	5,095,923
3.05%, 03/22/27(b)	5,100	4,988,361
3.05%, 01/11/28(b)	2,730	2,647,254
3.20%, 01/11/27	4,502	4,436,091
3.35%, 01/08/24(b)	3,124	3,155,771
3.38%, 04/01/30(b)	1,544	1,488,138
3.40%, 04/14/25	3,550	3,567,927
3.45%, 09/20/23	4,896	4,950,982
3.65%, 01/08/29(b)	2,575	2,547,988
		321,080,640
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	5,505	3,758,429
4.35%, 03/15/29 (Call 12/15/28)(b)	965	940,084
4.40%, 10/01/46 (Call 04/01/46)	1,397	1,166,411
5.40%, 03/15/49 (Call 09/15/48)(b)	1,277	1,230,939
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 02/18/23)	760	735,110
3.25%, 03/01/32 (Call 12/01/31)	3,245	2,870,397
4.15%, 05/01/52 (Call 11/01/51)	3,420	2,753,579
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	2,428	2,261,051
3.38%, 03/15/25 (Call 12/15/24)(b)	504	501,772
4.38%, 03/15/45 (Call 09/15/44)(b)	2,010	1,725,263
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,725	1,414,862
3.50%, 05/30/30 (Call 02/28/30)(b)	665	599,484
3.55%, 01/15/52 (Call 07/15/51)	890	623,614
3.80%, 09/15/27 (Call 06/15/27)	1,684	1,641,361
4.25%, 05/15/29 (Call 02/15/29)	2,880	2,764,195
5.25%, 05/15/49 (Call 11/15/48)(b)	1,300	1,199,055
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(b)	608	533,210
3.63%, 06/15/24 (Call 03/15/24)	5,000	5,015,750
4.15%, 10/01/25 (Call 07/01/25)	1,934	1,973,222
		33,707,788
Banks — 5.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	3,809	3,853,337
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	5,790	5,623,190
1.13%, 09/18/25	4,110	3,754,937
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(a)	625	607,438
1.72%, 09/14/27 (Call 09/14/26)(a)	3,650	3,243,938
1.80%, 03/25/26	4,101	3,766,604
2.70%, 05/28/25	7,329	7,082,599

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.70%, 12/03/30(b)	$1,718	$1,418,621
2.71%, 06/27/24	7,215	7,107,857
2.96%, 03/25/31	3,835	3,335,415
3.23%, 11/22/32 (Call 11/22/31)(a)	4,380	3,632,115
3.31%, 06/27/29	4,449	4,130,719
3.49%, 05/28/30	4,555	4,176,161
3.50%, 03/24/25	200	198,522
3.80%, 04/12/23	2,003	2,016,300
3.80%, 02/23/28	971	929,830
4.18%, 03/24/28 (Call 03/24/27)(a)	3,200	3,135,872
4.25%, 04/11/27	4,805	4,742,006
4.38%, 04/12/28	2,731	2,680,804
5.18%, 11/19/25	6,033	6,173,448
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23),
(SOFR + 0.410%)(a)	6,450	6,265,594
0.81%, 10/24/24 (Call 10/24/23),
(SOFR + 0.740%)(a)	10,695	10,316,825
0.98%, 04/22/25 (Call 04/22/24),
(SOFR + 0.690%)(a)	8,423	8,030,067
0.98%, 09/25/25 (Call 09/25/24),
(SOFR + 0.910%)(a)	1,708	1,605,281
1.20%, 10/24/26 (Call 10/24/25),
(SOFR + 1.010%)(a)	9,790	8,941,109
1.32%, 06/19/26 (Call 06/19/25),
(SOFR + 1.150%)(a)	9,168	8,476,274
1.53%, 12/06/25 (Call 12/06/24),
(SOFR + 0.650%)(a)	6,879	6,528,515
1.73%, 07/22/27 (Call 07/22/26),
(SOFR + 0.960%)(a)	17,813	16,224,615
1.84%, 02/04/25 (Call 02/04/24),
(SOFR + 0.670%)(a)	3,225	3,140,021
1.90%, 07/23/31 (Call 07/23/30),
(SOFR + 1.530%)(a)	2,805	2,334,630
1.92%, 10/24/31 (Call 10/24/30),
(SOFR + 1.370%)(a)	11,906	9,848,643
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(a)	4,619	4,397,658
2.09%, 06/14/29 (Call 06/14/28),
(SOFR + 1.060%)(a)	7,175	6,341,480
2.30%, 07/21/32 (Call 07/21/31),
(SOFR + 1.220%)(a)	6,790	5,700,001
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(a)(b)	10,586	10,265,562
2.48%, 09/21/36 (Call 09/21/31)(a)	7,600	6,178,268
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(a)	13,060	11,461,325
2.55%, 02/04/28 (Call 02/04/27),
(SOFR + 1.050%)(a)	9,157	8,563,901
2.57%, 10/20/32 (Call 10/20/31),
(SOFR + 1.210%)(a)	9,790	8,411,176
2.59%, 04/29/31 (Call 04/29/30),
(SOFR + 2.150%)(a)	12,784	11,219,494
2.68%, 06/19/41 (Call 06/19/40),
(SOFR + 1.930%)(a)	14,987	11,523,205
2.69%, 04/22/32 (Call 04/22/31),
(SOFR + 1.320%)(a)	13,287	11,612,439
2.83%, 10/24/51 (Call 10/24/50),
(SOFR + 1.880%)(a)	2,799	2,055,670
	Par
Security	(000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(a)	$7,554	$6,831,611
2.97%, 02/04/33 (Call 02/04/32),
(SOFR + 1.330%)(a)	13,455	11,943,062
2.97%, 07/21/52 (Call 07/21/51),
(SOFR + 1.560%)(a)	5,430	4,092,808
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)	4,304	4,241,893
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(a)	9,720	9,007,816
3.20%, 10/21/27 (Call 10/21/26)(b)	10,365	10,046,380
3.31%, 04/22/42 (Call 04/22/41),
(SOFR + 1.580%)(a)	11,965	10,008,603
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(a)	4,524	4,457,361
3.38%, 04/02/26 (Call 04/02/25),
(SOFR + 1.330%)(a)	6,605	6,518,541
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)	17,337	16,594,283
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(a)	7,119	7,114,515
3.50%, 04/19/26	11,241	11,188,954
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(a)	12,242	12,020,787
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)	8,196	7,966,840
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(a)	8,629	8,444,943
3.80%, 04/25/25 (Call 04/25/24),
(SOFR + 1.110%)(a)(b)	11,380	11,441,907
3.80%, 03/08/37 (Call 03/08/32)(a)	760	687,557
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(a)	10,053	9,913,163
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(a)(b)	9,289	9,354,859
3.88%, 08/01/25	1,943	1,976,400
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(a)	4,020	3,648,472
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)	8,950	8,777,981
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)(b)	9,414	9,187,217
4.00%, 04/01/24(b)	6,518	6,646,600
4.00%, 01/22/25	9,799	9,868,965
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(a)(b)	2,749	2,562,920
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(a)	15,218	14,030,844
4.10%, 07/24/23(b)	5,409	5,518,532
4.13%, 01/22/24(b)	4,291	4,384,029
4.20%, 08/26/24	8,537	8,685,032
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)	6,464	6,286,175
4.25%, 10/22/26	8,920	9,019,993
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)	12,819	12,755,033
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(a)	10,441	10,062,723
4.38%, 04/27/28 (Call 04/27/27),
(SOFR + 1.580%)(a)	10,401	10,486,704

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(a)	$7,420	$7,224,260
4.45%, 03/03/26	7,343	7,447,344
4.57%, 04/27/33 (Call 04/27/32),
(SOFR + 1.830%)(a)	7,390	7,478,828
4.88%, 04/01/44(b)	1,698	1,729,039
5.00%, 01/21/44(b)	5,190	5,373,622
5.88%, 02/07/42	6,067	6,962,125
6.11%, 01/29/37	8,247	9,349,871
6.22%, 09/15/26(b)	2,379	2,525,856
7.75%, 05/14/38	6,369	8,327,786
Series L, 3.95%, 04/21/25(b)	10,923	10,998,369
Series L, 4.18%, 11/25/27 (Call 11/25/26)(b)	8,766	8,744,523
Series L, 4.75%, 04/21/45	2,868	2,788,872
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(a)	10,710	9,833,065
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(a)	9,610	8,380,304
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(a)	4,890	4,105,497
Bank of America N.A., 6.00%, 10/15/36(b)	6,008	6,914,006
Bank of Montreal
0.40%, 09/15/23	570	553,191
0.45%, 12/08/23(b)	366	354,021
0.63%, 07/09/24	1,746	1,657,111
0.90%, 01/22/27 (Call 01/22/26),
(SOFR + 0.603%)(a)	465	418,770
1.25%, 09/15/26	5,685	5,124,800
1.50%, 01/10/25	475	451,587
1.85%, 05/01/25(b)	5,452	5,208,841
2.15%, 03/08/24	3,695	3,646,337
2.50%, 06/28/24	1,593	1,573,326
2.65%, 03/08/27	3,620	3,416,918
3.09%, 01/10/37 (Call 01/10/32)(a)	300	253,824
3.80%, 12/15/32 (Call 12/15/27)(a)	5,412	5,169,542
4.34%, 10/05/28 (Call 10/05/23)(a)	4,774	4,811,189
Series E, 3.30%, 02/05/24	8,400	8,441,580
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	490	473,551
0.50%, 04/26/24 (Call 03/26/24)	2,371	2,270,849
0.75%, 01/28/26 (Call 12/28/25)	271	247,101
1.05%, 10/15/26 (Call 09/15/26)(b)	1,786	1,610,972
1.60%, 04/24/25 (Call 03/24/25)	2,031	1,937,797
1.65%, 07/14/28 (Call 05/14/28)(b)	2,495	2,210,844
1.65%, 01/28/31 (Call 10/28/30)	952	793,701
1.80%, 07/28/31 (Call 04/28/31)(b)	3,175	2,644,616
2.05%, 01/26/27 (Call 12/26/26)(b)	2,495	2,344,851
2.10%, 10/24/24(b)	3,991	3,915,171
2.20%, 08/16/23 (Call 06/16/23)(b)	5,345	5,341,579
2.45%, 08/17/26 (Call 05/17/26)	2,981	2,870,584
2.50%, 01/26/32 (Call 10/26/31)	2,250	1,981,980
2.80%, 05/04/26 (Call 02/04/26)	3,972	3,890,812
3.00%, 10/30/28 (Call 07/30/28)	2,337	2,187,993
3.25%, 09/11/24 (Call 08/11/24)	2,552	2,565,832
3.25%, 05/16/27 (Call 02/16/27)	3,802	3,750,749
3.30%, 08/23/29 (Call 05/23/29)	2,359	2,232,392
3.35%, 04/25/25 (Call 03/25/25)(b)	3,680	3,693,358
3.40%, 05/15/24 (Call 04/15/24)	3,397	3,438,240
3.40%, 01/29/28 (Call 10/29/27)	3,552	3,499,217
	Par
Security	(000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)(b)	$3,011	$2,970,442
3.45%, 08/11/23	2,821	2,854,260
3.85%, 04/28/28(b)	2,805	2,821,606
3.85%, 04/26/29 (Call 02/26/29)	1,695	1,686,847
3.95%, 11/18/25 (Call 10/18/25)	2,444	2,489,972
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(b)	2,715	2,754,476
Series G, 3.00%, 02/24/25 (Call 01/24/25)(b)	3,216	3,207,735
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,302	2,189,225
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,003	1,777,703
Bank of Nova Scotia (The)
0.40%, 09/15/23	140	135,912
0.55%, 09/15/23	1,150	1,119,364
0.65%, 07/31/24	7,345	6,957,111
0.70%, 04/15/24	1,241	1,185,639
0.80%, 06/15/23	85	83,282
1.05%, 03/02/26	1,140	1,030,799
1.30%, 06/11/25(b)	4,842	4,528,142
1.30%, 09/15/26 (Call 06/15/26)	5,010	4,519,070
1.35%, 06/24/26	4,575	4,156,616
1.45%, 01/10/25	5,255	5,008,068
1.95%, 02/02/27	2,740	2,516,690
2.15%, 08/01/31	896	753,509
2.20%, 02/03/25	5,544	5,377,625
2.44%, 03/11/24	30	29,645
2.45%, 02/02/32	2,000	1,705,660
2.70%, 08/03/26	5,446	5,213,783
2.95%, 03/11/27(b)	255	244,489
3.40%, 02/11/24	5,946	5,973,827
3.45%, 04/11/25	3,725	3,712,447
4.50%, 12/16/25	4,967	5,065,694
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(SOFR + 2.090%)(a)	870	821,732
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	971	1,002,732
5.13%, 06/11/30 (Call 03/11/30)	1,712	1,692,586
Barclays Bank PLC, 3.75%, 05/15/24(b)	665	670,293
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	867	831,167
2.28%, 11/24/27 (Call 11/24/26)(a)	6,908	6,269,010
2.60%, 06/24/31 (Call 06/24/30),
(SOFR + 1.900%)(a)	1,566	1,336,064
2.67%, 03/10/32 (Call 03/10/31)(a)	1,235	1,042,241
2.85%, 05/07/26 (Call 05/07/25),
(SOFR + 2.714%)(a)(b)	3,445	3,315,468
2.89%, 11/24/32 (Call 11/24/31)(a)	350	295,568
3.33%, 11/24/42 (Call 11/24/41)(a)	5,000	3,894,600
3.56%, 09/23/35 (Call 09/23/30)(a)	2,510	2,188,569
3.65%, 03/16/25	9,598	9,563,927
3.81%, 03/10/42 (Call 03/10/41)(a)	350	275,496
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(a)	7,122	7,119,294
4.34%, 01/10/28 (Call 01/10/27)	5,655	5,594,605
4.38%, 09/11/24(b)	7,128	7,220,094
4.38%, 01/12/26	10,482	10,531,789
4.84%, 05/09/28 (Call 05/07/27)	7,198	7,110,688
4.95%, 01/10/47	6,482	6,435,070
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(a)	6,345	6,411,749

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)	$4,725	$4,650,723
5.20%, 05/12/26	7,208	7,356,196
5.25%, 08/17/45	4,854	4,917,782
BNP Paribas SA, 4.25%, 10/15/24(b)	4,631	4,697,733
BPCE SA
3.38%, 12/02/26	3,727	3,633,862
4.00%, 04/15/24(b)	3,305	3,344,726
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(a)	750	743,310
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	515	503,572
0.50%, 12/14/23(b)	4,825	4,655,305
0.95%, 06/23/23	3,153	3,095,868
0.95%, 10/23/25	3,043	2,788,666
1.00%, 10/18/24(b)	3,570	3,381,861
1.25%, 06/22/26 (Call 05/22/26)	4,605	4,158,729
2.25%, 01/28/25	3,395	3,290,943
3.10%, 04/02/24(b)	5,118	5,121,531
3.30%, 04/07/25	190	189,090
3.45%, 04/07/27	25	24,387
3.50%, 09/13/23(b)	6,342	6,413,221
3.60%, 04/07/32 (Call 03/07/32)	65	60,619
Capital One Financial Corp., 5.27%, 05/10/33
(Call 05/10/32)(a)	4,145	4,253,433
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	8,172	8,280,034
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23),
(SOFR + 0.686%)(a)	1,936	1,862,471
0.98%, 05/01/25 (Call 05/01/24),
(SOFR + 0.669%)(a)	4,300	4,085,258
1.12%, 01/28/27 (Call 01/28/26),
(SOFR + 0.765%)(a)	9,530	8,591,676
1.28%, 11/03/25 (Call 11/03/24),
(SOFR + 0.528%)(a)	1,800	1,698,102
1.46%, 06/09/27 (Call 06/09/26),
(SOFR + 0.770%)(a)	9,555	8,605,806
2.01%, 01/25/26 (Call 01/25/25),
(SOFR + 0.694%)(a)	2,525	2,403,371
2.52%, 11/03/32 (Call 11/03/31),
(SOFR + 1.177%)(a)	2,280	1,926,623
2.56%, 05/01/32 (Call 05/01/31),
(SOFR + 1.167%)(a)	10,440	8,951,465
2.57%, 06/03/31 (Call 06/03/30),
(SOFR + 2.107%)(a)	13,015	11,310,686
2.67%, 01/29/31 (Call 01/29/30),
(SOFR + 1.146%)(a)	8,872	7,817,030
2.90%, 11/03/42 (Call 11/03/41),
(SOFR + 1.379%)(a)(b)	2,310	1,792,167
2.98%, 11/05/30 (Call 11/05/29),
(SOFR + 1.422%)(a)	3,717	3,359,276
3.06%, 01/25/33 (Call 01/25/32),
(SOFR + 1.351%)(a)	3,340	2,962,480
3.07%, 02/24/28 (Call 02/24/27),
(SOFR + 1.280%)(a)	5,445	5,193,550
3.11%, 04/08/26 (Call 04/08/25),
(SOFR + 2.842%)(a)	14,812	14,480,359
3.20%, 10/21/26 (Call 07/21/26)	10,310	10,026,990
3.29%, 03/17/26 (Call 03/17/25),
(SOFR + 1.528%)(a)	3,845	3,778,443
	Par
Security	(000)	Value

Banks (continued)
3.30%, 04/27/25(b)	$5,397	$5,387,447
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(a)	12,617	12,524,013
3.40%, 05/01/26	8,050	7,946,155
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(a)	8,923	8,595,704
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(a)	9,090	8,855,842
3.70%, 01/12/26	7,709	7,688,725
3.75%, 06/16/24(b)	4,875	4,952,220
3.79%, 03/17/33 (Call 03/17/32),
(SOFR + 1.939%)(a)	3,865	3,634,569
3.88%, 10/25/23(b)	1,873	1,910,741
3.88%, 03/26/25(b)	5,928	5,944,895
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)	2,131	1,948,970
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(a)	10,817	10,660,911
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	9,784	9,471,499
4.00%, 08/05/24(b)	2,768	2,807,665
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)	8,275	8,363,625
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)	8,001	7,873,864
4.13%, 07/25/28	7,539	7,422,070
4.14%, 05/24/25 (Call 05/24/24),
(SOFR + 1.372%)(a)	4,075	4,111,064
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(a)(b)	1,895	1,809,251
4.30%, 11/20/26(b)	5,188	5,225,976
4.40%, 06/10/25	3,365	3,405,986
4.41%, 03/31/31 (Call 03/31/30),
(SOFR + 3.914%)(a)	13,319	13,183,146
4.45%, 09/29/27	13,857	13,887,347
4.60%, 03/09/26(b)	6,990	7,104,426
4.65%, 07/30/45	4,755	4,700,032
4.65%, 07/23/48 (Call 06/23/48)	7,813	7,801,827
4.66%, 05/24/28 (Call 05/24/27),
(SOFR + 1.887%)(a)	2,465	2,503,627
4.75%, 05/18/46	7,828	7,485,838
4.91%, 05/24/33 (Call 05/24/32)(a)	2,095	2,151,502
5.30%, 05/06/44(b)	3,975	4,086,936
5.32%, 03/26/41 (Call 03/26/40),
(SOFR + 4.548%)(a)	1,952	2,081,222
5.50%, 09/13/25(b)	7,218	7,551,111
5.88%, 02/22/33(b)	1,202	1,294,722
5.88%, 01/30/42(b)	4,419	4,993,691
6.00%, 10/31/33	5,167	5,656,935
6.13%, 08/25/36	1,138	1,269,815
6.63%, 01/15/28	882	990,318
6.63%, 06/15/32	3,845	4,356,539
6.68%, 09/13/43	4,244	5,106,805
8.13%, 07/15/39	7,158	9,933,944
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	1,588	1,528,498
3.75%, 02/18/26 (Call 11/18/25)	2,384	2,387,338
Citizens Bank NA, 4.12%, 05/23/25 (Call 05/23/24)(a)	1,810	1,820,914
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,596	1,387,116

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.64%, 09/30/32 (Call 07/02/32)	$1,472	$1,213,370
2.85%, 07/27/26 (Call 04/27/26)(b)	3,970	3,778,487
3.25%, 04/30/30 (Call 01/30/30)	3,098	2,844,522
4.30%, 12/03/25 (Call 11/03/25)(b)	615	619,182
5.64%, 05/21/37 (Call 05/21/32)(a)	1,810	1,853,531
Comerica Bank
2.50%, 07/23/24	2,776	2,725,421
4.00%, 07/27/25	1,200	1,197,996
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	4,527	4,556,063
4.00%, 02/01/29 (Call 11/03/28)(b)	3,226	3,197,385
Constellation Brands Inc., 4.35%, 05/09/27
(Call 04/09/27)	1,810	1,830,308
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	5,723	5,591,772
4.38%, 08/04/25	6,042	6,081,575
5.25%, 05/24/41(b)	3,291	3,754,834
5.25%, 08/04/45(b)	4,530	4,655,798
5.75%, 12/01/43	4,900	5,420,037
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(b)	874	836,916
1.38%, 01/10/25(b)	2,190	2,087,464
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25(b)	3,297	3,292,285
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/22)(b)	250	237,843
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,510	1,440,872
1.25%, 08/07/26	3,420	3,050,093
2.95%, 04/09/25	5,936	5,803,330
3.63%, 09/09/24(b)	12,104	12,077,250
3.70%, 02/21/25	4,630	4,616,434
Credit Suisse Group AG
3.75%, 03/26/25(b)	7,191	7,111,324
3.80%, 06/09/23	8,482	8,517,624
4.55%, 04/17/26	4,534	4,538,761
4.88%, 05/15/45	6,098	5,678,397
Deutsche Bank AG, 4.10%, 01/13/26	3,354	3,344,575
Deutsche Bank AG/London, 3.70%, 05/30/24	4,700	4,713,066
Deutsche Bank AG/New York NY
0.90%, 05/28/24	2,870	2,724,979
1.40%, 04/01/25 (Call 04/01/24),
(SOFR + 1.131%)(a)	2,597	2,465,566
1.69%, 03/19/26(b)	3,435	3,144,708
2.13%, 11/24/26 (Call 11/24/25),
(SOFR + 1.870%)(a)	4,231	3,871,323
2.22%, 09/18/24 (Call 09/18/23),
(SOFR + 2.159%)(a)	7,784	7,595,394
2.31%, 11/16/27 (Call 11/16/26),
(SOFR + 1.219%)(a)	5,800	5,139,090
2.55%, 01/07/28 (Call 01/07/27),
(SOFR + 1.318%)(a)	7,115	6,334,129
3.04%, 05/28/32 (Call 05/28/31),
(SOFR + 1.718%)(a)	3,022	2,521,043
3.50%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(a)	5,644	4,965,140
3.70%, 05/30/24(b)	2,721	2,722,061
3.96%, 11/26/25 (Call 11/26/24),
(SOFR + 2.581%)(a)	4,360	4,295,298
4.10%, 01/13/26(b)	1,708	1,701,817
Series E, 0.96%, 11/08/23	1,460	1,413,806
	Par
Security	(000)	Value

Banks (continued)
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	$3,615	$3,533,084
2.70%, 02/06/30 (Call 11/06/29)	2,443	2,131,273
3.45%, 07/27/26 (Call 04/27/26)	4,475	4,351,356
4.20%, 08/08/23	2,246	2,271,986
4.25%, 03/13/26	1,605	1,603,475
4.65%, 09/13/28 (Call 06/13/28)	4,049	4,044,708
4.68%, 08/09/28 (Call 08/09/23)(a)	2,801	2,801,532
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(SOFR + 0.685%)(a)	3,645	3,284,218
2.38%, 01/28/25 (Call 12/28/24)	4,512	4,373,527
2.55%, 05/05/27 (Call 04/05/27)	4,464	4,193,035
3.65%, 01/25/24 (Call 12/25/23)	5,941	5,991,914
3.95%, 03/14/28 (Call 02/14/28)(b)	3,423	3,401,195
4.30%, 01/16/24 (Call 12/16/23)(b)	3,195	3,231,743
4.34%, 04/25/33 (Call 04/05/32)(a)	1,860	1,851,481
8.25%, 03/01/38	2,920	3,908,128
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	3,581	3,370,688
3.85%, 03/15/26 (Call 02/15/26)	3,226	3,219,000
3.95%, 07/28/25 (Call 06/28/25)	3,547	3,592,508
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (SOFR + 2.465%)(a)	470	453,851
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	2,408	2,584,458
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	430	431,337
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	1,595	1,499,683
4.63%, 02/13/47 (Call 08/13/46)	1,768	1,704,299
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(SOFR + 1.715%)(a)	1,504	1,469,077
3.93%, 06/19/24 (Call 06/19/23),
(SOFR + 3.827%)(a)	125	125,591
6.13%, 03/09/28(b)	1,500	1,604,205
Goldman Sachs Capital I, 6.30%, 02/15/34(b)	5,270	5,887,222
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23),
(SOFR + 0.505%)(a)	9,524	9,207,708
0.86%, 02/12/26 (Call 02/12/25),
(SOFR + 0.609%)(a)	1,595	1,474,960
0.93%, 10/21/24 (Call 10/21/23),
(SOFR + 0.486%)(a)	6,785	6,561,299
1.09%, 12/09/26 (Call 12/09/25),
(SOFR + 0.789%)(a)	1,752	1,587,154
1.22%, 12/06/23 (Call 12/06/22)	500	488,925
1.43%, 03/09/27 (Call 03/09/26),
(SOFR + 0.798%)(a)	7,220	6,538,865
1.54%, 09/10/27 (Call 09/10/26),
(SOFR + 0.818%)(a)	10,395	9,376,290
1.76%, 01/24/25 (Call 01/24/24),
(SOFR + 0.730%)(a)	7,545	7,338,493
1.90%, 10/21/27 (Call 10/21/26),
(SOFR + 0.913%)(a)	12,290	11,207,251
1.99%, 01/27/32 (Call 01/27/31),
(SOFR + 1.090%)(a)(b)	9,720	8,016,667
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(a)	7,450	6,261,799
2.60%, 02/07/30 (Call 11/07/29)	7,261	6,405,364

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(a)	$13,420	$11,581,460
2.64%, 02/24/28 (Call 02/24/27),
(SOFR + 1.114%)(a)	6,430	6,015,715
2.65%, 10/21/32 (Call 10/21/31),
(SOFR + 1.264%)(a)	8,750	7,520,012
2.91%, 07/21/42 (Call 07/21/41),
(SOFR + 1.472%)(a)	7,300	5,684,364
3.00%, 03/15/24	4,070	4,067,314
3.10%, 02/24/33 (Call 02/24/32),
(SOFR + 1.410%)(a)	11,520	10,325,030
3.21%, 04/22/42 (Call 04/22/41),
(SOFR + 1.513%)(a)(b)	9,288	7,589,132
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(a)	9,252	9,169,472
3.44%, 02/24/43 (Call 02/24/42),
(SOFR + 1.632%)(a)	3,895	3,265,568
3.50%, 01/23/25 (Call 10/23/24)	4,916	4,926,225
3.50%, 04/01/25 (Call 03/01/25)	14,392	14,401,930
3.50%, 11/16/26 (Call 11/16/25)	11,423	11,299,403
3.62%, 03/15/28 (Call 03/15/27),
(SOFR + 1.846%)(a)	3,340	3,256,032
3.63%, 02/20/24 (Call 01/20/24)(b)	7,167	7,224,049
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(a)	10,062	9,845,667
3.75%, 05/22/25 (Call 02/22/25)	9,700	9,786,815
3.75%, 02/25/26 (Call 11/25/25)(b)	8,243	8,270,037
3.80%, 03/15/30 (Call 12/15/29)	9,403	9,035,907
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(a)	7,406	7,226,701
3.85%, 07/08/24 (Call 04/08/24)(b)	12,030	12,224,284
3.85%, 01/26/27 (Call 01/26/26)	12,116	12,059,176
4.00%, 03/03/24	10,747	10,923,358
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(a)	5,902	5,540,089
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)	8,491	8,435,978
4.25%, 10/21/25	5,994	6,078,695
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(a)	3,359	3,245,835
4.75%, 10/21/45 (Call 04/21/45)	5,399	5,425,401
4.80%, 07/08/44 (Call 01/08/44)	8,714	8,782,143
5.15%, 05/22/45	8,642	8,889,939
5.95%, 01/15/27	4,244	4,566,671
6.13%, 02/15/33(b)	3,243	3,693,939
6.25%, 02/01/41	3,930	4,641,919
6.45%, 05/01/36(b)	4,291	4,887,406
6.75%, 10/01/37	20,190	23,833,689
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	2,050	2,531,074
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	940	985,364
5.88%, 11/01/34(b)	1,130	1,211,959
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23),
(SOFR + 0.534%)(a)	1,520	1,467,849
0.98%, 05/24/25 (Call 05/24/24),
(SOFR + 0.708%)(a)	3,830	3,615,903
1.16%, 11/22/24 (Call 11/22/23),
(SOFR + 0.580%)(a)	3,748	3,613,334
	Par
Security	(000)	Value

Banks (continued)
1.59%, 05/24/27 (Call 05/24/26),
(SOFR + 1.290%)(a)	$850	$760,393
1.60%, 04/18/26 (Call 04/18/25),
(SOFR + 1.538%)(a)	8,578	7,992,723
2.01%, 09/22/28 (Call 09/22/27),
(SOFR + 1.732%)(a)	585	513,531
2.10%, 06/04/26 (Call 06/04/25),
(SOFR + 1.929%)(a)	2,610	2,454,783
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(a)	2,750	2,383,095
2.25%, 11/22/27 (Call 11/22/26),
(SOFR + 1.100%)(a)	5,210	4,735,161
2.36%, 08/18/31 (Call 08/18/30),
(SOFR + 1.947%)(a)	1,123	939,749
2.63%, 11/07/25 (Call 11/07/24),
(SOFR + 1.401%)(a)	8,634	8,358,230
2.80%, 06/04/31 (Call 06/04/30),
(SOFR + 2.387%)(a)	3,013	2,626,161
2.80%, 05/24/32 (Call 05/24/31),
(SOFR + 1.187%)(a)	7,440	6,329,134
2.87%, 11/22/32 (Call 11/22/31),
(SOFR + 1.410%)(a)(b)	6,970	5,941,298
3.00%, 03/10/26 (Call 03/10/25),
(SOFR + 1.430%)(a)	3,325	3,223,488
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(a)	9,910	9,896,721
3.90%, 05/25/26	8,519	8,460,474
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(a)	9,785	9,303,774
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(a)(b)	8,461	8,269,274
4.25%, 03/14/24	9,582	9,696,505
4.25%, 08/18/25(b)	6,796	6,832,495
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(a)	9,719	9,705,005
4.30%, 03/08/26	11,157	11,215,909
4.38%, 11/23/26	6,201	6,226,176
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(a)	14,282	14,141,037
4.76%, 03/29/33 (Call 03/29/32),
(SOFR + 2.530%)(a)(b)	5,690	5,434,348
4.95%, 03/31/30	10,527	10,703,327
5.25%, 03/14/44	2,819	2,775,531
6.10%, 01/14/42	3,157	3,542,691
6.50%, 05/02/36(b)	8,162	9,153,520
6.50%, 09/15/37(b)	9,082	10,180,650
6.80%, 06/01/38	5,897	6,719,219
7.63%, 05/17/32	3,314	3,923,842
HSBC HOLDINGS PLC
4.20%, 12/09/25 (Call 12/09/24)(a)	3,620	3,620,000
4.80%, 06/09/28 (Call 06/09/27)(a)	10,000	10,000,000
HSBC USA Inc.
3.50%, 06/23/24(b)	2,313	2,321,165
3.75%, 05/24/24	7,250	7,289,657
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	1,885	1,528,697
5.02%, 05/17/33 (Call 05/17/32)(a)	2,060	2,114,528
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	3,027	2,666,393
2.63%, 08/06/24 (Call 07/06/24)	3,757	3,704,627

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.00%, 05/15/25 (Call 04/15/25)(b)	$1,756	$1,776,545
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	3,556	3,582,706
4.55%, 05/17/28 (Call 05/17/27)(a)	1,460	1,485,959
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	3,455	3,457,384
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(SOFR + 1.005%)(a)	2,638	2,388,577
2.73%, 04/01/32 (Call 04/01/31),
(SOFR + 1.316%)(a)	2,485	2,130,763
3.55%, 04/09/24	4,278	4,291,347
3.95%, 03/29/27	7,742	7,611,005
4.02%, 03/28/28 (Call 03/28/27),
(SOFR + 1.830%)(a)	250	244,338
4.05%, 04/09/29	4,480	4,328,218
4.10%, 10/02/23	5,451	5,527,914
4.25%, 03/28/33 (Call 03/28/32),
(SOFR + 2.070%)(a)	1,060	1,017,483
4.55%, 10/02/28	4,106	4,107,478
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	203,124
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(SOFR + 0.420%)(a)	1,935	1,843,029
0.65%, 09/16/24 (Call 09/16/23),
(SOFR + 0.600%)(a)	975	944,541
0.77%, 08/09/25 (Call 08/09/24),
(SOFR + 0.490%)(a)	10,701	10,083,124
0.82%, 06/01/25 (Call 06/01/24),
(SOFR + 0.540%)(a)	7,980	7,566,955
0.97%, 06/23/25 (Call 06/23/24),
(SOFR + 0.580%)(a)	11,060	10,481,562
1.00%, 11/19/26 (Call 11/19/25),
(SOFR + 0.800%)(a)	1,842	1,675,188
1.04%, 02/04/27 (Call 02/04/26),
(SOFR + 0.695%)(a)	1,283	1,158,164
1.47%, 09/22/27 (Call 09/22/26),
(SOFR + 0.765%)(a)	6,165	5,553,679
1.51%, 06/01/24 (Call 06/01/23),
(SOFR + 1.455%)(a)	2,428	2,394,518
1.56%, 12/10/25 (Call 12/10/24),
(SOFR + 0.605%)(a)	10,200	9,677,862
1.58%, 04/22/27 (Call 04/22/26),
(SOFR + 0.885%)(a)	1,889	1,732,024
1.76%, 11/19/31 (Call 11/19/30),
(SOFR + 1.105%)(a)(b)	2,140	1,763,060
1.95%, 02/04/32 (Call 02/04/31),
(SOFR + 1.065%)(a)	3,690	3,073,918
2.01%, 03/13/26 (Call 03/13/25),
(SOFR + 1.585%)(a)(b)	13,115	12,480,627
2.07%, 06/01/29 (Call 06/01/28),
(SOFR + 1.015%)(a)	8,256	7,319,274
2.08%, 04/22/26 (Call 04/22/25),
(SOFR + 1.850%)(a)	12,232	11,646,699
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(a)	6,955	6,355,409
2.30%, 10/15/25 (Call 10/15/24),
(SOFR + 1.160%)(a)	6,301	6,097,478
2.50%, 11/08/32 (Call 11/08/31),
(SOFR + 1.180%)(a)	8,180	7,074,064
	Par
Security	(000)	Value

Banks (continued)
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(a)	$13,061	$11,535,867
2.53%, 11/19/41 (Call 11/19/40),
(SOFR + 1.510%)(a)	1,205	903,871
2.58%, 04/22/32 (Call 04/22/31),
(SOFR + 1.250%)(a)	4,474	3,895,333
2.60%, 02/24/26 (Call 02/24/25),
(SOFR + 0.915%)(a)	1,435	1,389,238
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(a)	6,277	5,674,031
2.90%, 02/24/28 (Call 02/24/27),
(SOFR + 1.170%)(a)	2,205	2,098,035
2.95%, 10/01/26 (Call 07/01/26)	12,028	11,666,438
2.96%, 05/13/31 (Call 05/13/30),
(SOFR + 2.515%)(a)(b)	3,183	2,845,984
2.96%, 01/25/33 (Call 01/25/32),
(SOFR + 1.260%)(a)	9,190	8,210,989
3.11%, 04/22/41 (Call 04/22/40),
(SOFR + 2.460%)(a)	8,911	7,343,733
3.11%, 04/22/51 (Call 04/22/50),
(SOFR + 2.440%)(a)	10,895	8,527,625
3.13%, 01/23/25 (Call 10/23/24)(b)	7,536	7,531,931
3.16%, 04/22/42 (Call 04/22/41),
(SOFR + 2.460%)(a)	3,730	3,081,651
3.20%, 06/15/26 (Call 03/15/26)	6,052	5,986,396
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(a)	7,307	7,272,584
3.30%, 04/01/26 (Call 01/01/26)(b)	9,686	9,581,294
3.33%, 04/22/52 (Call 04/22/51),
(SOFR + 1.580%)(a)	8,935	7,260,224
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(a)	10,051	9,689,868
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)	5,595	5,448,523
3.63%, 05/13/24	7,324	7,421,629
3.63%, 12/01/27 (Call 12/01/26)(b)	7,221	7,056,145
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(a)	9,551	9,199,619
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(a)	11,556	11,381,736
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(a)	9,460	9,524,612
3.88%, 02/01/24(b)	8,515	8,667,844
3.88%, 09/10/24	11,476	11,636,434
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(a)	9,626	9,047,766
3.90%, 07/15/25 (Call 04/15/25)(b)	10,095	10,276,306
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(a)(b)	8,268	7,407,384
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)	9,637	9,626,688
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(a)	7,161	6,483,999
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(a)	4,640	4,568,451
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(a)	6,551	6,616,903
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(a)	7,141	6,530,873

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.08%, 04/26/26 (Call 04/26/25),
(SOFR + 1.320%)(a)	$10,725	$10,794,927
4.13%, 12/15/26(b)	9,906	9,988,517
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)	9,877	9,836,307
4.25%, 10/01/27	3,598	3,641,716
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(a)	9,004	8,585,674
4.32%, 04/26/28 (Call 04/26/27),
(SOFR + 1.560%)(a)	11,240	11,322,614
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(b)	9,036	9,098,891
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(a)	12,210	12,370,073
4.59%, 04/26/33 (Call 04/26/32),
(SOFR + 1.800%)(a)	795	815,058
4.85%, 02/01/44	5,044	5,158,045
4.95%, 06/01/45(b)	3,646	3,726,212
5.40%, 01/06/42	7,013	7,644,451
5.50%, 10/15/40	6,909	7,599,762
5.60%, 07/15/41(b)	7,560	8,429,627
5.63%, 08/16/43	6,057	6,681,537
6.40%, 05/15/38	6,387	7,670,084
7.63%, 10/15/26(b)	3,553	4,057,597
7.75%, 07/15/25	980	1,089,780
8.00%, 04/29/27	5,150	6,011,492
8.75%, 09/01/30(b)	1,184	1,499,074
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23),
(SOFR + 0.320%)(a)	448	437,270
3.30%, 06/01/25	905	901,869
3.40%, 05/20/26	1,932	1,877,363
3.90%, 04/13/29 (Call 03/13/29)	2,270	2,192,661
KeyCorp, 4.79%, 06/01/33 (Call 06/01/32)(a)	3,320	3,384,508
KeyCorp.
2.25%, 04/06/27(b)	3,121	2,874,254
2.55%, 10/01/29(b)	3,226	2,874,140
4.10%, 04/30/28	3,976	3,950,872
4.15%, 10/29/25	1,759	1,783,728
KfW
0.00%, 04/18/36(c)	9,120	5,914,046
0.00%, 06/29/37(c)	13,341	8,161,624
0.25%, 10/19/23	2,976	2,888,446
0.25%, 03/08/24(b)	2,640	2,535,324
0.38%, 07/18/25	6,895	6,399,181
0.50%, 09/20/24	500	475,700
0.63%, 01/22/26(b)	5,390	4,978,905
0.75%, 09/30/30	3,904	3,274,480
1.00%, 10/01/26	1,165	1,076,332
1.25%, 01/31/25	10,270	9,875,529
1.38%, 08/05/24	11,595	11,280,428
1.75%, 09/14/29	9,382	8,656,771
2.00%, 05/02/25	6,787	6,638,772
2.50%, 11/20/24	25,785	25,655,301
2.63%, 02/28/24	16,820	16,844,557
2.88%, 04/03/28	8,317	8,291,467
Korea Development Bank (The)
0.40%, 03/09/24	585	560,600
0.75%, 01/25/25	1,865	1,756,979
0.80%, 07/19/26	1,735	1,570,904
	Par
Security	(000)	Value

Banks (continued)
1.00%, 09/09/26	$1,920	$1,748,179
1.63%, 01/19/31	1,990	1,700,296
2.00%, 09/12/26	900	853,137
2.00%, 10/25/31	2,895	2,495,374
2.13%, 10/01/24	1,577	1,549,608
2.25%, 02/24/27	350	332,518
3.00%, 01/13/26	3,790	3,762,181
3.25%, 02/19/24	1,335	1,345,199
3.38%, 09/16/25	2,845	2,869,723
3.75%, 01/22/24	4,270	4,330,933
Kreditanstalt fuer Wiederaufbau, 3.00%, 05/20/27	35	35,151
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	600	556,650
0.88%, 09/03/30(b)	1,345	1,137,883
1.75%, 07/27/26(b)	6,370	6,082,586
2.00%, 01/13/25	7,437	7,295,920
2.38%, 06/10/25(b)	3,515	3,470,289
3.13%, 11/14/23	1,405	1,418,305
Series 37, 2.50%, 11/15/27(b)	2,597	2,535,945
Series 40, 0.50%, 05/27/25	8,240	7,701,269
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	1,095	991,413
2.44%, 02/05/26 (Call 02/05/25)(a)	4,772	4,584,604
3.37%, 12/14/46 (Call 09/14/41)(a)	1,140	853,837
3.51%, 03/18/26 (Call 03/18/25)(a)	4,265	4,215,953
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(a)	4,082	3,919,536
3.75%, 01/11/27	4,949	4,869,371
3.75%, 03/18/28 (Call 03/18/27)(a)(b)	5,990	5,824,436
3.87%, 07/09/25 (Call 07/09/24)(a)	3,197	3,200,868
3.90%, 03/12/24	2,739	2,759,022
4.05%, 08/16/23	5,624	5,695,931
4.34%, 01/09/48	5,934	5,103,003
4.38%, 03/22/28	1,923	1,919,366
4.45%, 05/08/25	5,042	5,135,580
4.50%, 11/04/24(b)	1,995	2,020,875
4.55%, 08/16/28	6,540	6,578,782
4.58%, 12/10/25	5,248	5,275,185
4.65%, 03/24/26	5,766	5,797,540
5.30%, 12/01/45(b)	3,539	3,486,057
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	3,185	3,206,276
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,821	2,784,948
3.40%, 08/17/27	3,315	3,213,760
Mitsubishi UFJ Financial Group Inc.
0.80%, 09/15/24 (Call 09/15/23)(a)	685	664,066
0.95%, 07/19/25 (Call 07/19/24)(a)	1,810	1,708,568
0.96%, 10/11/25 (Call 10/11/24)(a)	2,890	2,707,497
1.41%, 07/17/25	2,324	2,158,950
1.54%, 07/20/27 (Call 07/20/26)(a)	1,240	1,115,888
1.64%, 10/13/27 (Call 10/13/26)(a)	2,595	2,326,521
2.00%, 07/17/30	1,320	1,107,203
2.19%, 02/25/25(b)	7,094	6,824,499
2.31%, 07/20/32 (Call 07/20/31)(a)	1,697	1,425,616
2.34%, 01/19/28 (Call 01/19/27)(a)	2,615	2,403,394
2.49%, 10/13/32 (Call 10/13/31)(a)	1,489	1,266,469
2.53%, 09/13/23(b)	1,054	1,048,941
2.56%, 02/25/30	3,890	3,413,125
2.76%, 09/13/26	2,605	2,471,858
2.80%, 07/18/24(b)	6,746	6,665,723

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.85%, 01/19/33 (Call 01/19/32)(a)	$2,215	$1,933,252
3.20%, 07/18/29	7,279	6,743,848
3.29%, 07/25/27	3,287	3,163,573
3.41%, 03/07/24	6,769	6,797,701
3.68%, 02/22/27	3,569	3,514,002
3.74%, 03/07/29	6,729	6,484,535
3.75%, 07/18/39	6,195	5,644,512
3.76%, 07/26/23(b)	6,392	6,462,440
3.78%, 03/02/25	4,761	4,775,426
3.84%, 04/17/26 (Call 04/17/25)(a)(b)	2,750	2,750,385
3.85%, 03/01/26	2,854	2,836,305
3.96%, 03/02/28	4,943	4,871,771
4.05%, 09/11/28	4,456	4,400,746
4.08%, 04/19/28 (Call 04/19/27)(a)	2,720	2,696,064
4.15%, 03/07/39(b)	2,711	2,581,170
4.29%, 07/26/38	2,720	2,623,848
4.32%, 04/19/33 (Call 04/19/32)(a)(b)	2,720	2,677,813
Mizuho Financial Group Inc.
0.80%, 09/08/24 (Call 09/08/23),
(SOFR + 0.872%)(a)(b)	1,085	1,050,041
1.23%, 05/22/27 (Call 05/22/26)(a)	2,175	1,931,183
1.24%, 07/10/24 (Call 07/10/23),
(SOFR + 1.252%)(a)	6,365	6,217,650
1.55%, 07/09/27 (Call 07/09/26)(a)	2,600	2,327,312
1.98%, 09/08/31 (Call 09/08/30),
(SOFR + 1.532%)(a)	1,150	938,895
2.17%, 05/22/32 (Call 05/22/31)(a)	573	468,009
2.20%, 07/10/31 (Call 07/10/30),
(SOFR + 1.772%)(a)	3,835	3,203,951
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(a)	3,456	3,281,334
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	2,570	2,111,795
2.56%, 09/13/25 (Call 09/13/24),
(SOFR + 1.362%)(a)	2,273	2,206,901
2.56%, 09/13/31(b)	3,570	2,942,680
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(a)	2,140	1,844,894
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	3,270	3,157,741
2.84%, 07/16/25 (Call 07/16/24),
(SOFR + 1.242%)(a)	3,507	3,439,806
2.84%, 09/13/26	2,357	2,236,604
2.87%, 09/13/30 (Call 09/13/29),
(SOFR + 1.572%)(a)	2,255	2,015,294
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)	2,548	2,326,910
3.17%, 09/11/27	4,143	3,933,944
3.26%, 05/22/30 (Call 05/22/29)(a)	2,125	1,949,071
3.66%, 02/28/27	2,472	2,417,492
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(a)	3,368	3,382,718
4.02%, 03/05/28(b)	3,940	3,890,868
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)	4,105	4,038,335
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24),
(SOFR + 0.509%)(a)	4,295	4,110,143
0.79%, 05/30/25 (Call 05/30/24),
(SOFR + 0.525%)(a)	13,320	12,602,452
0.99%, 12/10/26 (Call 12/10/25),
(SOFR + 0.720%)(a)	11,079	9,994,587
	Par
Security	(000)	Value

Banks (continued)
1.16%, 10/21/25 (Call 10/21/24),
(SOFR + 0.560%)(a)	$13,010	$12,279,358
1.51%, 07/20/27 (Call 07/20/26),
(SOFR + 0.858%)(a)	10,044	9,082,387
1.59%, 05/04/27 (Call 05/04/26),
(SOFR + 0.879%)(a)	3,956	3,608,821
1.79%, 02/13/32 (Call 02/13/31),
(SOFR + 1.034%)(a)	6,970	5,718,118
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(a)	14,680	12,104,541
2.19%, 04/28/26 (Call 04/28/25),
(SOFR + 1.990%)(a)	12,204	11,650,549
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(a)	8,559	7,232,184
2.48%, 01/21/28 (Call 01/21/27),
(SOFR + 1.000%)(a)	6,515	6,078,365
2.48%, 09/16/36 (Call 09/16/31),
(SOFR + 1.360%)(a)	14,793	11,929,223
2.51%, 10/20/32 (Call 10/20/31),
(SOFR + 1.200%)(a)	8,025	6,903,426
2.63%, 02/18/26 (Call 02/18/25),
(SOFR + 0.940%)(a)	5,160	5,006,954
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(a)	13,702	12,295,353
2.72%, 07/22/25 (Call 07/22/24),
(SOFR + 1.152%)(a)	10,319	10,118,605
2.80%, 01/25/52 (Call 01/25/51),
(SOFR + 1.430%)(a)	5,040	3,741,091
2.94%, 01/21/33 (Call 01/21/32),
(SOFR + 1.290%)(a)	3,120	2,783,695
3.13%, 07/27/26	10,037	9,812,071
3.22%, 04/22/42 (Call 04/22/41),
(SOFR + 1.485%)(a)	2,299	1,912,101
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)	10,157	9,881,237
3.62%, 04/17/25 (Call 04/17/24),
(SOFR + 1.160%)(a)(b)	5,690	5,700,868
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(a)	3,304	3,143,822
3.63%, 01/20/27(b)	9,955	9,872,573
3.70%, 10/23/24(b)	11,378	11,539,568
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)	10,509	10,264,035
3.88%, 01/27/26	11,687	11,765,186
3.95%, 04/23/27	5,345	5,282,784
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(a)	8,570	8,182,465
4.00%, 07/23/25	7,418	7,512,357
4.21%, 04/20/28 (Call 04/20/27),
(SOFR + 1.610%)(a)	3,155	3,161,026
4.30%, 01/27/45	6,549	6,245,847
4.35%, 09/08/26	9,459	9,578,278
4.38%, 01/22/47	8,995	8,714,626
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)(b)	9,768	9,854,447
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(a)	5,337	5,257,906
5.00%, 11/24/25	7,656	7,928,018
5.30%, 04/20/37 (Call 04/20/32)(a)	3,300	3,340,095

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50),
(SOFR + 4.480%)(a)(b)	$6,005	$6,949,586
6.25%, 08/09/26	4,331	4,716,546
6.38%, 07/24/42	8,137	9,956,352
7.25%, 04/01/32	5,754	7,048,823
Series F, 3.88%, 04/29/24	8,155	8,318,508
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(a)	2,713	2,548,375
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,751	5,505,432
3.38%, 01/14/26	3,284	3,259,271
3.63%, 06/20/23	3,390	3,428,985
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	875	840,166
0.75%, 08/06/24	4,546	4,293,515
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)(b)	2,050	1,717,244
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(a)	6,927	6,942,101
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(a)	6,957	7,056,416
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	3,755	3,370,864
3.07%, 05/22/28 (Call 05/22/27)(a)	5,817	5,451,518
3.75%, 11/01/29 (Call 11/01/24)(a)	3,000	2,936,460
3.88%, 09/12/23	11,439	11,507,634
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(a)	7,698	7,718,554
4.40%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(a)	2,309	2,262,335
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(a)	6,179	6,239,987
4.80%, 04/05/26	6,598	6,693,539
5.13%, 05/28/24(b)	3,750	3,825,113
6.00%, 12/19/23	3,337	3,444,318
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,161	1,887,806
3.15%, 05/03/29 (Call 02/03/29)	3,397	3,252,458
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(a)	2,811	2,727,317
3.65%, 08/03/28 (Call 05/03/28)(b)	425	425,102
3.95%, 10/30/25	4,236	4,312,545
4.00%, 05/10/27 (Call 04/10/27)(b)	3,180	3,259,023
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,070	1,909,492
0.50%, 09/16/24	45	42,777
0.50%, 02/02/26	200	183,496
1.50%, 02/12/25	8,780	8,490,523
3.13%, 11/07/23(b)	321	323,761
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26),
(SOFR + 2.520%)(a)	330	308,303
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	344	346,150
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)(d)	2,025	1,998,797
3.61%, 02/15/25(d)	672	670,212
PNC Bank N.A.
2.70%, 10/22/29	3,072	2,758,748
3.10%, 10/25/27 (Call 09/25/27)	4,138	4,018,164
3.25%, 01/22/28 (Call 12/23/27)	3,169	3,080,870
	Par
Security	(000)	Value

Banks (continued)
3.50%, 06/08/23 (Call 05/09/23)	$574	$580,010
4.05%, 07/26/28	3,569	3,548,193
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	2,201	2,183,546
3.25%, 06/01/25 (Call 05/02/25)	3,467	3,462,874
3.30%, 10/30/24 (Call 09/30/24)	1,936	1,940,240
3.80%, 07/25/23 (Call 06/25/23)	6,374	6,447,174
3.88%, 04/10/25 (Call 03/10/25)	3,896	3,918,168
4.20%, 11/01/25 (Call 10/02/25)	2,618	2,657,715
2.50%, 08/27/24 (Call 07/27/24)	3,602	3,539,649
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,506	3,194,457
2.20%, 11/01/24 (Call 10/02/24)	2,412	2,371,913
2.31%, 04/23/32 (Call 04/23/31),
(SOFR + 0.979%)(a)(b)	3,228	2,780,631
2.55%, 01/22/30 (Call 10/24/29)	7,752	6,957,342
2.60%, 07/23/26 (Call 05/23/26)(b)	2,736	2,644,207
3.15%, 05/19/27 (Call 04/19/27)(b)	3,412	3,333,763
3.45%, 04/23/29 (Call 01/23/29)	4,950	4,775,710
3.50%, 01/23/24 (Call 12/23/23)	3,106	3,134,668
3.90%, 04/29/24 (Call 03/29/24)	3,490	3,539,488
Regions Bank/Birmingham AL, 6.45%, 06/26/37(b)	1,710	1,974,486
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	3,280	2,870,984
2.25%, 05/18/25 (Call 04/18/25)	2,855	2,767,066
7.38%, 12/10/37	1,198	1,503,095
Royal Bank of Canada
0.43%, 01/19/24	1,810	1,743,718
0.50%, 10/26/23	1,330	1,296,950
0.65%, 07/29/24	4,763	4,506,417
0.75%, 10/07/24(b)	5,607	5,295,363
0.88%, 01/20/26	3,054	2,768,665
1.15%, 06/10/25	3,756	3,511,635
1.15%, 07/14/26	4,957	4,473,891
1.20%, 04/27/26	5,160	4,693,175
1.40%, 11/02/26	5,200	4,699,292
1.60%, 01/21/25	935	892,794
2.05%, 01/21/27(b)	1,140	1,057,225
2.25%, 11/01/24	7,095	6,941,322
2.30%, 11/03/31	5,430	4,649,275
2.55%, 07/16/24	4,456	4,409,702
3.38%, 04/14/25	1,620	1,617,408
3.63%, 05/04/27(b)	1,610	1,592,145
3.70%, 10/05/23	7,028	7,131,733
3.88%, 05/04/32	1,810	1,756,732
4.65%, 01/27/26	6,149	6,299,589
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(SOFR + 1.249%)(a)	2,305	2,094,000
3.24%, 10/05/26 (Call 08/05/26)	4,529	4,350,648
3.45%, 06/02/25 (Call 05/02/25)	3,749	3,686,354
3.50%, 06/07/24 (Call 05/07/24)	5,017	4,999,641
4.40%, 07/13/27 (Call 04/14/27)	4,448	4,412,149
4.50%, 07/17/25 (Call 04/17/25)	5,401	5,462,355
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24),
(SOFR + 0.787%)(a)	1,410	1,333,733
1.53%, 08/21/26 (Call 08/21/25)(a)	5,529	5,060,030
1.67%, 06/14/27 (Call 06/14/26),
(SOFR + 0.989%)(a)	4,182	3,746,487

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.47%, 01/11/28 (Call 01/11/27),
(SOFR + 1.220%)(a)	$1,630	$1,486,886
2.90%, 03/15/32 (Call 03/15/31),
(SOFR + 1.475%)(a)	1,395	1,194,608
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(a)	5,403	5,158,730
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(a)	1,546	1,568,649
Santander UK PLC
2.88%, 06/18/24(b)	175	173,206
4.00%, 03/13/24(b)	2,977	3,027,609
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(a)	150	144,305
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(SOFR + 0.560%)(a)	3,440	3,147,428
1.70%, 02/06/26 (Call 02/06/25),
(SOFR + 0.441%)(a)(b)	335	320,287
2.20%, 02/07/28 (Call 02/07/27),
(SOFR + 0.730%)(a)	2,070	1,930,213
2.20%, 03/03/31	405	343,112
2.35%, 11/01/25 (Call 11/01/24),
(SOFR + 0.940%)(a)(b)	2,659	2,603,081
2.40%, 01/24/30	3,373	3,020,893
2.62%, 02/07/33 (Call 02/07/32),
(SOFR + 1.002%)(a)	1,475	1,297,572
2.65%, 05/19/26	3,236	3,168,788
2.90%, 03/30/26 (Call 03/30/25),
(SOFR + 2.600%)(a)	3,339	3,283,506
3.03%, 11/01/34 (Call 11/01/29),
(SOFR + 1.490%)(a)	3,084	2,809,339
3.15%, 03/30/31 (Call 03/30/30),
(SOFR + 2.650%)(a)	1,596	1,488,222
3.30%, 12/16/24(b)	3,337	3,366,165
3.55%, 08/18/25	3,857	3,899,003
3.70%, 11/20/23(b)	5,017	5,100,985
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(a)	4,589	4,638,102
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(a)(b)	1,088	1,093,375
4.42%, 05/13/33 (Call 05/13/32)(a)	115	117,400
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(b)	2,120	2,117,032
3.65%, 07/23/25(b)	3,800	3,790,082
3.95%, 07/19/23	3,339	3,373,058
3.95%, 01/10/24(b)	3,375	3,420,529
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	10	9,592
0.90%, 01/12/26	350	314,937
1.40%, 09/17/26	5,565	4,986,073
1.47%, 07/08/25	1,464	1,367,844
1.71%, 01/12/31(b)	3,070	2,463,951
1.90%, 09/17/28(b)	5,275	4,568,466
2.13%, 07/08/30	2,840	2,395,426
2.14%, 09/23/30(b)	2,271	1,869,919
2.17%, 01/14/27(b)	836	769,864
2.22%, 09/17/31	2,720	2,264,509
2.30%, 01/15/25	1,644	1,590,652
2.30%, 01/12/41	650	464,679
2.40%, 09/27/24(b)	2,951	2,882,183
	Par
Security	(000)	Value

Banks (continued)
2.47%, 01/14/29	$1,555	$1,383,903
2.63%, 07/14/26(b)	8,108	7,687,519
2.70%, 07/16/24	9,790	9,641,486
2.72%, 09/27/29	3,126	2,791,268
2.75%, 01/15/30(b)	4,280	3,814,550
2.93%, 09/17/41	3,350	2,559,568
3.01%, 10/19/26(b)	5,223	5,020,243
3.04%, 07/16/29	9,455	8,656,052
3.05%, 01/14/42(b)	2,255	1,803,481
3.20%, 09/17/29	1,106	1,006,991
3.35%, 10/18/27(b)	3,164	3,057,943
3.36%, 07/12/27(b)	2,606	2,527,299
3.40%, 01/11/27(b)	2,757	2,685,401
3.54%, 01/17/28(b)	4,381	4,224,204
3.70%, 07/19/23(b)	3,041	3,071,836
3.78%, 03/09/26	6,204	6,169,009
3.94%, 10/16/23(b)	3,347	3,394,394
3.94%, 07/19/28	4,209	4,122,253
4.31%, 10/16/28(b)	3,522	3,515,167
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	1,685	1,529,121
1.80%, 02/02/31 (Call 11/02/30)	2,998	2,394,563
2.10%, 05/15/28 (Call 03/15/28)	496	437,675
3.13%, 06/05/30 (Call 03/05/30)	2,346	2,079,823
3.50%, 01/29/25	2,922	2,904,614
4.30%, 04/29/28 (Call 04/29/27)(a)	3,555	3,535,056
4.57%, 04/29/33 (Call 04/29/32)(a)	3,425	3,375,646
Svenska Handelsbanken AB, 3.90%, 11/20/23	5,079	5,160,772
Toronto-Dominion Bank (The)
0.45%, 09/11/23	1,781	1,732,254
0.55%, 03/04/24	4,600	4,411,998
0.70%, 09/10/24	5,180	4,910,899
0.75%, 06/12/23	863	847,552
0.75%, 09/11/25	965	884,519
0.75%, 01/06/26	5,945	5,385,992
1.15%, 06/12/25	2,175	2,033,625
1.20%, 06/03/26	6,170	5,612,911
1.25%, 12/13/24	3,348	3,198,746
1.25%, 09/10/26	5,908	5,332,915
1.35%, 10/31/26 (Call 10/31/22)	75	69,316
1.45%, 01/10/25(b)	4,185	4,003,915
1.95%, 01/12/27	3,895	3,593,683
2.00%, 09/10/31	4,013	3,347,043
2.35%, 03/08/24	3,865	3,824,302
2.45%, 01/12/32	2,685	2,311,436
2.65%, 06/12/24	4,339	4,301,902
2.80%, 03/10/27(b)	3,775	3,609,542
3.20%, 03/10/32	3,705	3,402,413
3.25%, 03/11/24	6,071	6,098,016
3.50%, 07/19/23	5,375	5,436,974
3.63%, 09/15/31 (Call 09/15/26)(a)(b)	6,117	6,002,245
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(b)	2,148	2,051,791
2.15%, 12/06/24 (Call 11/05/24)	5,586	5,462,717
2.25%, 03/11/30 (Call 12/11/29)	2,895	2,504,233
2.64%, 09/17/29 (Call 09/17/24)(a)	2,135	2,070,672
3.20%, 04/01/24 (Call 03/01/24)(b)	4,271	4,289,323
3.30%, 05/15/26 (Call 04/15/26)	5,159	5,076,353
3.63%, 09/16/25 (Call 08/16/25)	6,949	6,934,755

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(a)(b)	$2,931	$2,951,077
3.80%, 10/30/26 (Call 09/30/26)	1,891	1,882,415
4.05%, 11/03/25 (Call 09/03/25)	2,800	2,862,216
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,392	2,978,583
1.20%, 08/05/25 (Call 07/03/25)	2,654	2,476,447
1.27%, 03/02/27 (Call 03/02/26),
(SOFR + 0.609%)(a)	1,335	1,216,866
1.89%, 06/07/29 (Call 06/07/28),
(SOFR + 0.862%)(a)(b)	4,545	4,028,370
1.95%, 06/05/30 (Call 03/05/30)	550	471,955
2.50%, 08/01/24 (Call 07/01/24)(b)	4,798	4,744,934
2.85%, 10/26/24 (Call 09/26/24)	4,794	4,760,250
3.70%, 06/05/25 (Call 05/05/25)	3,624	3,651,905
3.75%, 12/06/23 (Call 11/06/23)(b)	5,138	5,206,746
3.88%, 03/19/29 (Call 02/16/29)	2,976	2,912,284
4.00%, 05/01/25 (Call 03/01/25)	2,812	2,859,213
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,541	1,264,529
1.45%, 05/12/25 (Call 04/11/25)(b)	5,831	5,553,619
2.22%, 01/27/28 (Call 01/27/27),
(SOFR + 0.730%)(a)	2,525	2,358,325
2.40%, 07/30/24 (Call 06/28/24)(b)	5,228	5,162,859
2.49%, 11/03/36 (Call 11/03/31)(a)	3,405	2,861,937
2.68%, 01/27/33 (Call 01/27/32),
(SOFR + 1.020%)(a)	1,990	1,769,249
3.00%, 07/30/29 (Call 04/30/29)	1,828	1,706,072
3.10%, 04/27/26 (Call 03/27/26)	4,343	4,264,175
3.38%, 02/05/24 (Call 01/05/24)	4,968	5,009,781
3.60%, 09/11/24 (Call 08/11/24)(b)	5,195	5,247,314
3.70%, 01/30/24 (Call 12/29/23)	3,434	3,489,837
3.90%, 04/26/28 (Call 03/24/28)	3,699	3,727,815
3.95%, 11/17/25 (Call 10/17/25)	2,526	2,576,697
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	5,394	5,187,679
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,752	4,658,005
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(b)	2,003	1,948,278
2.80%, 01/27/25 (Call 12/27/24)(b)	5,107	5,060,782
3.40%, 07/24/23 (Call 06/23/23)	3,290	3,320,433
UnitedHealth Group Inc., 3.70%, 05/15/27
(Call 04/15/27)(b)	2,265	2,291,206
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (SOFR + 2.360%)(a)(b)	440	411,176
Wachovia Corp.
5.50%, 08/01/35	5,986	6,347,495
7.57%, 08/01/26(b)(e)	330	368,561
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	1,610	1,562,247
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(SOFR + 0.510%)(a)	4,512	4,276,789
1.65%, 06/02/24 (Call 06/02/23),
(SOFR + 1.600%)(a)	12,130	11,973,887
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(a)	10,983	10,532,368
2.19%, 04/30/26 (Call 04/30/25),
(SOFR + 2.000%)(a)	7,676	7,310,162
2.39%, 06/02/28 (Call 06/02/27),
(SOFR + 2.100%)(a)	8,506	7,854,355
	Par
Security	(000)	Value

Banks (continued)
2.41%, 10/30/25 (Call 10/30/24),
(SOFR + 1.087%)(a)	$11,025	$10,690,171
2.57%, 02/11/31 (Call 02/11/30),
(SOFR + 1.262%)(a)	11,430	10,167,099
2.88%, 10/30/30 (Call 10/30/29),
(SOFR + 1.432%)(a)	13,451	12,254,803
3.00%, 02/19/25(b)	9,637	9,569,059
3.00%, 04/22/26(b)	12,450	12,089,448
3.00%, 10/23/26	12,523	12,128,275
3.07%, 04/30/41 (Call 04/30/40),
(SOFR + 2.530%)(a)(b)	7,330	6,067,407
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(a)	10,528	10,191,209
3.30%, 09/09/24	9,379	9,437,994
3.35%, 03/02/33 (Call 03/02/32),
(SOFR + 1.500%)(a)	7,795	7,193,928
3.53%, 03/24/28 (Call 03/24/27),
(SOFR + 1.510%)(a)	7,165	6,975,772
3.55%, 09/29/25	9,395	9,429,574
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(a)	13,129	12,793,160
3.75%, 01/24/24 (Call 12/22/23)	6,412	6,499,780
3.90%, 05/01/45	8,401	7,706,573
3.91%, 04/25/26 (Call 04/25/25),
(SOFR + 1.320%)(a)	8,465	8,468,471
4.10%, 06/03/26	8,267	8,321,066
4.13%, 08/15/23	5,562	5,655,553
4.15%, 01/24/29 (Call 10/24/28)(b)	5,997	5,968,754
4.30%, 07/22/27	5,796	5,858,249
4.40%, 06/14/46	7,962	7,462,862
4.48%, 01/16/24	4,886	4,999,551
4.48%, 04/04/31 (Call 04/04/30),
(SOFR + 4.032%)(a)	7,104	7,198,128
4.61%, 04/25/53 (Call 04/25/52)(a)	9,845	9,706,776
4.65%, 11/04/44	7,788	7,457,789
4.75%, 12/07/46	6,800	6,642,104
4.90%, 11/17/45	7,378	7,313,000
5.01%, 04/04/51 (Call 04/04/50),
(SOFR + 4.502%)(a)(b)	15,161	15,880,996
5.38%, 02/07/35	645	699,806
5.38%, 11/02/43(b)	7,833	8,257,627
5.61%, 01/15/44	9,038	9,749,742
5.95%, 12/01/86	1,655	1,780,217
Series B, 7.95%, 11/15/29(b)	234	284,729
Wells Fargo Bank N.A.
5.85%, 02/01/37	2,031	2,287,861
5.95%, 08/26/36(b)	2,092	2,364,776
6.60%, 01/15/38	2,555	3,105,296
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (SOFR + 2.250%)(a)	1,090	1,010,343
Westpac Banking Corp.
1.02%, 11/18/24	3,365	3,201,461
1.15%, 06/03/26	5,730	5,208,341
1.95%, 11/20/28	4,905	4,357,504
2.15%, 06/03/31	6,280	5,414,239
2.35%, 02/19/25(b)	4,422	4,321,753
2.65%, 01/16/30	4,494	4,083,293
2.67%, 11/15/35 (Call 11/15/30)(a)	654	536,849
2.70%, 08/19/26	4,121	3,974,498
2.85%, 05/13/26	5,795	5,636,970

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.89%, 02/04/30 (Call 02/04/25)(a)	$5,948	$5,693,009
2.96%, 11/16/40	1,946	1,459,967
3.02%, 11/18/36 (Call 11/18/31)(a)	2,870	2,373,002
3.13%, 11/18/41	2,124	1,624,966
3.30%, 02/26/24(b)	5,099	5,136,580
3.35%, 03/08/27	3,905	3,840,294
3.40%, 01/25/28	4,275	4,182,404
4.11%, 07/24/34 (Call 07/24/29)(a)	5,996	5,620,411
4.32%, 11/23/31 (Call 11/23/26)(a)	5,268	5,164,536
4.42%, 07/24/39	3,877	3,607,316
Wintrust Financial Corp., 4.85%, 06/06/29	480	470,467
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)(b)	3,153	2,846,276
		4,586,165,860
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	12,594	12,635,056
4.70%, 02/01/36 (Call 08/01/35)	18,577	18,770,572
4.90%, 02/01/46 (Call 08/01/45)	30,216	30,169,165
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	2,270	2,001,958
4.63%, 02/01/44	3,533	3,380,516
4.70%, 02/01/36 (Call 08/01/35)	3,026	3,053,960
4.90%, 02/01/46 (Call 08/01/45)(b)	3,559	3,535,475
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(b)	2,066	1,991,500
3.75%, 07/15/42	3,419	2,946,563
4.00%, 04/13/28 (Call 01/13/28)	9,364	9,448,650
4.35%, 06/01/40 (Call 12/01/39)(b)	3,669	3,492,521
4.38%, 04/15/38 (Call 10/15/37)	6,673	6,424,230
4.44%, 10/06/48 (Call 04/06/48)	6,117	5,713,339
4.50%, 06/01/50 (Call 12/01/49)(b)	6,706	6,379,686
4.60%, 04/15/48 (Call 10/15/47)	4,906	4,695,042
4.60%, 06/01/60 (Call 12/01/59)	1,978	1,856,927
4.75%, 01/23/29 (Call 10/23/28)(b)	12,842	13,396,389
4.75%, 04/15/58 (Call 10/15/57)	5,927	5,693,476
4.90%, 01/23/31 (Call 10/23/30)	2,619	2,766,607
4.95%, 01/15/42	4,662	4,689,925
5.45%, 01/23/39 (Call 07/23/38)	8,130	8,726,335
5.55%, 01/23/49 (Call 07/23/48)(b)	14,535	15,869,313
5.80%, 01/23/59 (Call 07/23/58)	7,326	8,260,431
5.88%, 06/15/35	610	675,002
8.00%, 11/15/39	2,555	3,409,111
8.20%, 01/15/39(b)	4,526	6,208,540
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	205	206,708
4.00%, 04/15/38 (Call 10/15/37)(b)	716	669,088
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,434,468
Coca-Cola Co. (The)
1.00%, 03/15/28	1,434	1,266,423
1.38%, 03/15/31	1,514	1,266,204
1.45%, 06/01/27(b)	1,167	1,075,612
1.50%, 03/05/28	1,660	1,505,288
1.65%, 06/01/30	3,974	3,446,451
1.75%, 09/06/24(b)	4,633	4,574,207
2.00%, 03/05/31(b)	2,224	1,961,679
2.13%, 09/06/29	5,373	4,891,687
2.25%, 01/05/32(b)	8,735	7,805,771
2.50%, 06/01/40(b)	2,818	2,292,246
2.50%, 03/15/51	4,750	3,583,637
	Par
Security	(000)	Value

Beverages (continued)
2.60%, 06/01/50	$4,674	$3,608,141
2.75%, 06/01/60	3,876	2,905,333
2.88%, 05/05/41	5,640	4,818,083
2.90%, 05/25/27(b)	3,193	3,164,071
3.00%, 03/05/51(b)	2,080	1,738,173
3.38%, 03/25/27	2,097	2,119,438
3.45%, 03/25/30(b)	5,623	5,586,001
4.20%, 03/25/50	537	544,754
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(b)	3,222	3,237,176
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,580	1,283,387
2.75%, 01/22/30 (Call 10/22/29)	2,103	1,923,236
5.25%, 11/26/43	2,803	2,927,565
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(b)	350	293,391
2.88%, 05/01/30 (Call 02/01/30)	1,465	1,311,981
3.15%, 08/01/29 (Call 05/01/29)	3,767	3,460,969
3.50%, 05/09/27 (Call 02/09/27)(b)	2,005	1,968,429
3.60%, 05/09/24	1,820	1,834,706
3.60%, 02/15/28 (Call 11/15/27)(b)	1,430	1,385,112
3.70%, 12/06/26 (Call 09/06/26)(b)	2,600	2,592,824
3.75%, 05/01/50 (Call 11/01/49)(b)	1,905	1,571,225
4.10%, 02/15/48 (Call 08/15/47)	1,531	1,334,925
4.40%, 11/15/25 (Call 09/15/25)	2,309	2,366,656
4.50%, 05/09/47 (Call 11/09/46)	2,305	2,097,158
4.65%, 11/15/28 (Call 08/15/28)(b)	2,492	2,531,448
4.75%, 11/15/24	3,028	3,123,624
4.75%, 12/01/25(b)	1,887	1,954,932
4.75%, 05/09/32 (Call 02/09/32)	100	101,791
5.25%, 11/15/48 (Call 05/15/48)(b)	2,155	2,197,475
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,016	2,841,856
2.00%, 04/29/30 (Call 01/29/30)	3,926	3,443,691
2.13%, 10/24/24 (Call 09/24/24)	3,985	3,898,884
2.13%, 04/29/32 (Call 01/29/32)	4,210	3,641,524
2.38%, 10/24/29 (Call 07/24/29)	2,010	1,826,929
3.50%, 09/18/23 (Call 08/18/23)(b)	1,787	1,805,138
3.88%, 05/18/28 (Call 02/18/28)(b)	1,296	1,313,470
3.88%, 04/29/43 (Call 10/29/42)(b)	1,992	1,849,333
5.88%, 09/30/36	2,459	2,859,276
Diageo Investment Corp.
4.25%, 05/11/42	722	702,694
7.45%, 04/15/35(b)	1,925	2,537,150
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	9,107	7,495,516
4.38%, 05/10/43	801	759,997
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/01/22)	3,789	3,639,486
2.25%, 03/15/31 (Call 12/15/30)	2,938	2,488,457
2.55%, 09/15/26 (Call 06/15/26)	2,328	2,210,599
3.13%, 12/15/23 (Call 10/15/23)(b)	3,464	3,478,653
3.20%, 05/01/30 (Call 02/01/30)	1,009	929,430
3.35%, 03/15/51 (Call 09/15/50)	2,375	1,849,769
3.40%, 11/15/25 (Call 08/15/25)(b)	3,054	3,035,218
3.43%, 06/15/27 (Call 03/15/27)(b)	2,703	2,647,237
3.80%, 05/01/50 (Call 11/01/49)	1,625	1,365,000
3.95%, 04/15/29 (Call 02/15/29)	3,345	3,273,216
4.05%, 04/15/32 (Call 01/15/32)	2,045	1,968,803
4.42%, 05/25/25 (Call 03/25/25)(b)	755	773,173

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
4.42%, 12/15/46 (Call 06/15/46)	$1,474	$1,366,177
4.50%, 11/15/45 (Call 05/15/45)	2,430	2,260,264
4.50%, 04/15/52 (Call 10/15/51)	775	715,844
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	3,746	3,612,567
4.20%, 07/15/46 (Call 01/15/46)	6,097	5,329,205
5.00%, 05/01/42	4,072	3,936,077
PepsiCo Inc.
0.40%, 10/07/23	3,126	3,053,696
1.40%, 02/25/31 (Call 11/25/30)	2,780	2,336,840
1.63%, 05/01/30 (Call 02/01/30)	5,322	4,615,185
1.95%, 10/21/31 (Call 07/21/31)	5,380	4,709,760
2.25%, 03/19/25 (Call 02/19/25)(b)	6,271	6,191,045
2.38%, 10/06/26 (Call 07/06/26)	4,689	4,561,131
2.63%, 03/19/27 (Call 01/19/27)	2,233	2,181,239
2.63%, 07/29/29 (Call 04/29/29)	6,268	5,918,058
2.63%, 10/21/41 (Call 04/21/41)	3,515	2,897,801
2.75%, 04/30/25 (Call 01/30/25)(b)	1,836	1,832,787
2.75%, 03/19/30 (Call 12/19/29)	7,123	6,712,858
2.75%, 10/21/51 (Call 04/21/51)	3,035	2,454,587
2.85%, 02/24/26 (Call 11/24/25)(b)	3,030	3,009,608
2.88%, 10/15/49 (Call 04/15/49)	3,232	2,687,376
3.00%, 10/15/27 (Call 07/15/27)(b)	5,281	5,261,936
3.38%, 07/29/49 (Call 01/29/49)(b)	1,940	1,712,457
3.45%, 10/06/46 (Call 04/06/46)(b)	3,299	2,962,766
3.50%, 07/17/25 (Call 04/17/25)(b)	3,801	3,858,851
3.60%, 03/01/24 (Call 12/01/23)	4,702	4,774,411
3.60%, 08/13/42	460	412,238
3.63%, 03/19/50 (Call 09/19/49)	3,349	3,150,572
3.88%, 03/19/60 (Call 09/19/59)	155	148,820
4.00%, 03/05/42	25	24,314
4.00%, 05/02/47 (Call 11/02/46)	695	683,616
4.25%, 10/22/44 (Call 04/22/44)	100	99,441
7.00%, 03/01/29(b)	2,135	2,561,445
		444,819,233
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,110	6,261,493
1.90%, 02/21/25 (Call 01/21/25)	2,008	1,940,170
2.00%, 01/15/32 (Call 10/15/31)	5,140	4,319,707
2.20%, 02/21/27 (Call 12/21/26)	2,062	1,944,899
2.25%, 08/19/23 (Call 06/19/23)(b)	1,709	1,704,437
2.30%, 02/25/31 (Call 11/25/30)	6,761	5,944,136
2.45%, 02/21/30 (Call 11/21/29)	1,897	1,700,509
2.60%, 08/19/26 (Call 05/19/26)	5,394	5,207,152
2.77%, 09/01/53 (Call 03/01/53)	5,759	4,090,042
2.80%, 08/15/41 (Call 02/15/41)	5,850	4,596,052
3.00%, 02/22/29 (Call 12/22/28)	310	293,995
3.00%, 01/15/52 (Call 07/15/51)	7,895	5,894,328
3.13%, 05/01/25 (Call 02/01/25)(b)	5,367	5,356,856
3.15%, 02/21/40 (Call 08/21/39)	6,107	5,053,298
3.20%, 11/02/27 (Call 08/02/27)(b)	2,597	2,533,711
3.35%, 02/22/32 (Call 11/22/31)	2,536	2,394,314
3.38%, 02/21/50 (Call 08/21/49)	4,570	3,688,950
3.63%, 05/22/24 (Call 02/22/24)(b)	6,925	7,007,407
4.20%, 02/22/52 (Call 08/22/51)	1,540	1,421,805
4.40%, 05/01/45 (Call 11/01/44)	9,279	8,883,343
4.40%, 02/22/62 (Call 08/22/61)	2,080	1,902,888
4.56%, 06/15/48 (Call 12/15/47)	7,504	7,281,731
4.66%, 06/15/51 (Call 12/15/50)(b)	8,557	8,497,957
	Par
Security	(000)	Value

Biotechnology (continued)
4.95%, 10/01/41	$3,712	$3,783,753
5.15%, 11/15/41 (Call 05/15/41)	1,815	1,899,053
5.65%, 06/15/42 (Call 12/15/41)(b)	470	517,174
6.38%, 06/01/37(b)	250	299,985
6.40%, 02/01/39(b)	250	294,477
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	7,178	7,248,057
5.25%, 06/23/45 (Call 12/23/44)	2,258	2,335,856
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	5,530	4,674,841
3.15%, 05/01/50 (Call 11/01/49)(b)	6,661	4,863,463
3.25%, 02/15/51 (Call 08/15/50)(b)(d)	5,246	3,850,984
4.05%, 09/15/25 (Call 06/15/25)	4,939	4,981,327
5.20%, 09/15/45 (Call 03/15/45)	447	449,856
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	690	664,705
3.70%, 03/15/32 (Call 12/15/31)	1,910	1,753,380
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 06/13/22)	2,323	2,261,301
1.20%, 10/01/27 (Call 08/01/27)	3,402	2,994,304
1.65%, 10/01/30 (Call 07/01/30)	3,662	3,103,691
2.50%, 09/01/23 (Call 07/01/23)	2,795	2,790,696
2.60%, 10/01/40 (Call 04/01/40)	3,941	3,013,801
2.80%, 10/01/50 (Call 04/01/50)(b)	5,125	3,743,402
2.95%, 03/01/27 (Call 12/01/26)(b)	3,325	3,222,091
3.50%, 02/01/25 (Call 11/01/24)	1,816	1,825,498
3.65%, 03/01/26 (Call 12/01/25)	5,223	5,235,170
3.70%, 04/01/24 (Call 01/01/24)(b)	7,389	7,484,096
4.00%, 09/01/36 (Call 03/01/36)(b)	2,593	2,523,067
4.15%, 03/01/47 (Call 09/01/46)	7,155	6,587,108
4.50%, 02/01/45 (Call 08/01/44)	5,215	5,010,207
4.60%, 09/01/35 (Call 03/01/35)(b)	4,368	4,520,574
4.75%, 03/01/46 (Call 09/01/45)(b)	8,673	8,668,317
4.80%, 04/01/44 (Call 10/01/43)	2,721	2,745,870
5.65%, 12/01/41 (Call 06/01/41)	4,852	5,393,726
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	4,490	3,802,356
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,772	4,785,796
2.80%, 09/15/50 (Call 03/15/50)	3,573	2,562,341
Royalty Pharma PLC
0.75%, 09/02/23	790	767,295
1.20%, 09/02/25 (Call 08/02/25)	1,686	1,546,703
1.75%, 09/02/27 (Call 07/02/27)(b)	2,241	1,982,008
2.15%, 09/02/31 (Call 06/02/31)	1,775	1,440,856
2.20%, 09/02/30 (Call 06/02/30)	1,824	1,522,092
3.30%, 09/02/40 (Call 03/02/40)(b)	1,557	1,223,226
3.35%, 09/02/51 (Call 03/02/51)	2,455	1,736,937
3.55%, 09/02/50 (Call 03/02/50)	3,892	2,861,165
		230,889,785
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	656	631,446
2.49%, 02/15/27 (Call 12/15/26)	698	651,080
2.70%, 02/15/31 (Call 11/15/30)(b)	2,805	2,439,957
2.72%, 02/15/30 (Call 11/15/29)	6,358	5,629,055
3.38%, 04/05/40 (Call 10/05/39)(b)	5,855	4,795,948
3.58%, 04/05/50 (Call 10/05/49)(b)	5,421	4,373,012
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,725	1,433,993
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,797	2,500,854

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
4.00%, 09/21/23 (Call 08/21/23)	$2,802	$2,835,764
4.00%, 06/15/25 (Call 03/15/25)	725	726,320
4.00%, 03/25/32 (Call 12/25/31)(b)	2,455	2,244,582
4.50%, 03/25/52 (Call 09/25/51)	2,315	1,891,934
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(b)(e)	448	450,993
3.90%, 02/14/26 (Call 11/14/25)	991	995,578
4.50%, 02/15/47 (Call 08/15/46)	2,952	2,755,722
4.63%, 07/02/44 (Call 01/02/44)	2,265	2,139,768
4.95%, 07/02/64 (Call 01/02/64)(e)	1,665	1,565,200
5.13%, 09/14/45 (Call 03/14/45)	520	528,346
6.00%, 01/15/36	509	573,236
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(b)	2,460	2,059,241
2.00%, 09/16/31 (Call 06/16/31)(b)	2,805	2,310,450
Lafarge SA, 7.13%, 07/15/36	850	1,040,885
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,230	1,133,359
1.70%, 08/01/27 (Call 06/01/27)(b)	948	842,194
3.00%, 11/15/23 (Call 09/15/23)(b)	1,868	1,868,037
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)	330	322,172
2.40%, 07/15/31 (Call 04/15/31)	945	797,126
3.20%, 07/15/51 (Call 01/15/51)	1,335	1,003,853
3.45%, 06/01/27 (Call 03/01/27)	1,063	1,030,175
3.50%, 12/15/27 (Call 09/15/27)(b)	2,699	2,611,417
4.25%, 07/02/24 (Call 04/02/24)	550	557,662
4.25%, 12/15/47 (Call 06/15/47)	2,775	2,458,927
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,771	2,406,891
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(b)	2,292	1,987,004
2.00%, 10/01/30 (Call 07/01/30)(b)	1,609	1,315,921
2.00%, 02/15/31 (Call 11/15/30)(b)	685	559,714
3.13%, 02/15/51 (Call 08/15/50)	1,710	1,238,108
3.50%, 11/15/27 (Call 08/15/27)(b)	1,770	1,725,343
4.50%, 05/15/47 (Call 11/15/46)	1,700	1,543,889
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(b)	1,700	1,581,391
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,828	2,772,797
3.88%, 06/01/30 (Call 03/01/30)	1,475	1,398,861
3.95%, 08/15/29 (Call 05/15/29)	2,363	2,268,716
4.20%, 12/01/24 (Call 09/01/24)	1,049	1,066,518
4.30%, 07/15/47 (Call 01/15/47)	2,211	1,927,594
4.40%, 01/30/48 (Call 07/30/47)	1,864	1,633,460
7.00%, 12/01/36(b)	1,310	1,485,868
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,885	3,657,572
3.90%, 04/01/27 (Call 01/01/27)	801	803,691
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,622,025
4.50%, 06/15/47 (Call 12/15/46)	3,059	2,861,327
4.70%, 03/01/48 (Call 09/01/47)	1,528	1,479,547
		92,534,523
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(b)	3,201	3,034,068
1.85%, 05/15/27 (Call 03/15/27)(b)	4,430	4,112,502
2.05%, 05/15/30 (Call 02/15/30)	3,037	2,676,538
2.70%, 05/15/40 (Call 11/15/39)(b)	1,771	1,443,294
	Par
Security	(000)	Value

Chemicals (continued)
2.80%, 05/15/50 (Call 11/15/49)	$3,607	$2,770,537
3.35%, 07/31/24 (Call 04/30/24)(b)	1,804	1,819,262
Albemarle Corp.
4.15%, 12/01/24 (Call 06/12/22)	4,482	4,611,485
5.45%, 12/01/44 (Call 06/01/44)(b)	495	494,772
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	3,288	3,169,435
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	1,550	1,384,460
3.50%, 05/08/24 (Call 04/08/24)(b)	2,218	2,216,958
CF Industries Inc.
4.95%, 06/01/43	2,785	2,697,189
5.15%, 03/15/34(b)	2,536	2,610,432
5.38%, 03/15/44	2,545	2,589,181
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	756	649,487
3.60%, 11/15/50 (Call 05/15/50)(b)	1,071	890,847
3.63%, 05/15/26 (Call 03/15/26)	2,704	2,707,921
4.25%, 10/01/34 (Call 04/01/34)	3,317	3,281,442
4.38%, 11/15/42 (Call 05/15/42)	4,612	4,378,218
4.63%, 10/01/44 (Call 04/01/44)(b)	2,945	2,841,041
4.80%, 11/30/28 (Call 08/30/28)(b)	2,582	2,677,947
4.80%, 05/15/49 (Call 11/15/48)	2,550	2,524,271
5.25%, 11/15/41 (Call 05/15/41)	3,701	3,838,011
5.55%, 11/30/48 (Call 05/30/48)	2,743	2,987,401
7.38%, 11/01/29	2,319	2,763,784
9.40%, 05/15/39	1,782	2,644,435
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	9,502	9,681,968
4.49%, 11/15/25 (Call 09/15/25)	8,528	8,762,349
4.73%, 11/15/28 (Call 08/15/28)(b)	7,767	8,068,437
5.32%, 11/15/38 (Call 05/15/38)	4,985	5,231,708
5.42%, 11/15/48 (Call 05/15/48)	6,349	6,730,956
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)(b)	4,959	4,969,315
4.50%, 12/01/28 (Call 09/01/28)	758	762,161
4.65%, 10/15/44 (Call 04/15/44)	3,186	3,004,239
4.80%, 09/01/42 (Call 03/01/42)	1,982	1,901,372
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)(b)	370	360,517
1.30%, 01/30/31 (Call 10/30/30)(b)	5,235	4,298,040
1.65%, 02/01/27 (Call 01/01/27)	145	134,354
2.13%, 02/01/32 (Call 11/01/31)(b)	2,660	2,307,071
2.13%, 08/15/50 (Call 02/15/50)(b)	1,068	720,409
2.70%, 11/01/26 (Call 08/01/26)(b)	3,329	3,238,052
2.70%, 12/15/51 (Call 06/15/51)	1,730	1,299,022
2.75%, 08/18/55 (Call 02/18/55)	5,634	4,146,230
3.25%, 12/01/27 (Call 09/01/27)(b)	1,305	1,291,115
3.95%, 12/01/47 (Call 06/01/47)	455	428,828
4.80%, 03/24/30 (Call 12/24/29)(b)	1,628	1,724,931
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)(b)	4,890	4,662,224
2.30%, 07/15/30 (Call 04/15/30)	3,147	2,805,173
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,883	1,826,265
3.45%, 10/01/29 (Call 07/01/29)	1,396	1,305,846
4.10%, 02/01/24 (Call 11/01/23)	1,993	2,009,901
4.50%, 10/01/49 (Call 04/01/49)(b)	1,600	1,472,368
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,040	1,784,653
4.50%, 05/01/29 (Call 02/01/29)	2,980	2,960,898

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)(b)	$2,540	$2,264,766
4.45%, 09/26/28 (Call 06/26/28)(b)	1,405	1,409,257
5.00%, 09/26/48 (Call 03/26/48)	2,217	2,191,571
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,387	3,583,302
2.00%, 08/10/50 (Call 02/10/50)	1,730	1,144,430
2.65%, 02/05/25 (Call 11/05/24)	4,565	4,521,541
3.20%, 01/30/26 (Call 10/30/25)(b)	2,449	2,454,706
3.55%, 11/07/42 (Call 05/07/42)(b)	1,817	1,653,161
Lubrizol Corp. (The), 6.50%, 10/01/34	212	258,595
LYB International Finance BV
4.00%, 07/15/23(b)	2,237	2,261,025
4.88%, 03/15/44 (Call 09/15/43)	3,540	3,428,525
5.25%, 07/15/43(b)	319	323,300
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,685	1,553,250
2.25%, 10/01/30 (Call 07/01/30)	1,646	1,410,293
3.38%, 10/01/40 (Call 04/01/40)	2,508	2,059,971
3.63%, 04/01/51 (Call 10/01/50)(b)	5,201	4,194,034
3.80%, 10/01/60 (Call 04/01/60)	3,526	2,727,819
4.20%, 10/15/49 (Call 04/15/49)	2,038	1,804,343
4.20%, 05/01/50 (Call 11/01/49)	3,762	3,328,053
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,702	3,398,325
5.75%, 04/15/24 (Call 01/15/24)(b)	2,117	2,196,769
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	1,160	1,158,469
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,824,808
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,035,674
5.45%, 11/15/33 (Call 05/15/33)(b)	1,517	1,629,137
5.63%, 11/15/43 (Call 05/15/43)(b)	923	987,093
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	1,676	1,442,366
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,099	1,010,904
3.00%, 04/01/25 (Call 01/01/25)(b)	2,165	2,142,744
3.95%, 05/13/50 (Call 11/13/49)	1,085	985,137
4.00%, 12/15/26 (Call 09/15/26)	1,479	1,494,145
4.13%, 03/15/35 (Call 09/15/34)	2,970	2,848,289
4.20%, 04/01/29 (Call 01/01/29)	2,695	2,696,455
4.90%, 06/01/43 (Call 12/01/42)(b)	2,419	2,467,767
5.00%, 04/01/49 (Call 10/01/48)	2,464	2,569,878
5.25%, 01/15/45 (Call 07/15/44)	1,167	1,224,300
5.63%, 12/01/40	951	1,044,864
5.88%, 12/01/36	1,484	1,672,023
6.13%, 01/15/41 (Call 07/15/40)(b)	135	155,146
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,635	4,230,504
2.40%, 08/15/24 (Call 07/15/24)	1,417	1,394,285
2.55%, 06/15/30 (Call 03/15/30)(b)	1,117	1,009,679
2.80%, 08/15/29 (Call 05/15/29)	1,515	1,402,648
3.75%, 03/15/28 (Call 12/15/27)(b)	4,086	4,103,488
Rohm & Haas Co., 7.85%, 07/15/29	1,834	2,221,524
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,645	1,427,251
3.75%, 03/15/27 (Call 12/15/26)(b)	2,670	2,635,957
4.25%, 01/15/48 (Call 07/15/47)	921	811,640
4.55%, 03/01/29 (Call 12/01/28)	1,592	1,578,564
5.25%, 06/01/45 (Call 12/01/44)	1,630	1,613,847
	Par
Security	(000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	$1,887	$1,594,666
2.30%, 05/15/30 (Call 02/15/30)	2,018	1,754,893
2.90%, 03/15/52 (Call 09/15/51)	1,960	1,431,976
2.95%, 08/15/29 (Call 05/15/29)	2,772	2,559,582
3.13%, 06/01/24 (Call 04/01/24)(b)	2,067	2,069,398
3.30%, 05/15/50 (Call 11/15/49)(b)	1,960	1,542,912
3.45%, 08/01/25 (Call 05/01/25)	2,850	2,840,623
3.45%, 06/01/27 (Call 03/01/27)	5,505	5,403,708
3.80%, 08/15/49 (Call 02/15/49)(b)	2,165	1,859,973
3.95%, 01/15/26 (Call 10/15/25)(b)	2,091	2,110,384
4.00%, 12/15/42 (Call 06/15/42)	1,090	945,782
4.50%, 06/01/47 (Call 12/01/46)	4,788	4,598,826
4.55%, 08/01/45 (Call 02/01/45)	557	519,269
Westlake Corp.
0.88%, 08/15/24 (Call 08/15/22)	720	690,250
2.88%, 08/15/41 (Call 02/15/41)	363	271,444
3.13%, 08/15/51 (Call 02/15/51)	2,355	1,745,785
3.38%, 06/15/30 (Call 03/15/30)	1,505	1,398,777
3.38%, 08/15/61 (Call 02/15/61)	2,410	1,732,862
3.60%, 08/15/26 (Call 05/15/26)	4,414	4,384,205
4.38%, 11/15/47 (Call 05/15/47)	480	433,080
5.00%, 08/15/46 (Call 02/15/46)	3,080	3,056,931
		297,634,268
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,735	1,505,130
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,187	5,161,505
1.70%, 05/15/28 (Call 03/15/28)	3,000	2,734,830
3.38%, 09/15/25 (Call 06/15/25)	4,256	4,308,562
Banco Santander SA, 3.89%, 05/24/24	3,800	3,817,328
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,733	2,435,076
3.88%, 08/15/30 (Call 05/15/30)	1,388	1,295,934
5.25%, 10/01/25 (Call 07/01/25)(b)	1,034	1,070,252
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(b)	1,850	1,513,189
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	1,520	1,096,680
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	569	432,110
4.32%, 08/01/45	567	568,412
4.70%, 11/01/2111	1,559	1,509,018
Capital One Financial Corp., 4.17%, 05/09/25
(Call 05/09/24)(a)	405	408,572
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,305	1,318,520
3.70%, 04/01/27 (Call 01/01/27)	4,862	4,895,305
4.00%, 05/01/32 (Call 02/01/32)	1,810	1,816,950
Claremont Mckenna College, 3.78%, 01/01/2122
(Call 07/01/21)	150	108,754
Duke University
Series 2020, 2.68%, 10/01/44	651	521,907
Series 2020, 2.76%, 10/01/50(b)	1,228	948,777
Series 2020, 2.83%, 10/01/55	2,235	1,682,709
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	218	193,477
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	2,058	1,624,688

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	$2,150	$1,794,820
2.60%, 12/01/24 (Call 11/01/24)	4,834	4,728,474
2.60%, 12/15/25 (Call 11/15/25)	1,567	1,502,471
3.10%, 05/15/30 (Call 02/15/30)	2,321	2,094,331
3.95%, 06/15/23 (Call 05/15/23)(b)	1,771	1,787,470
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	910	648,011
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,507	1,772,449
George Washington University (The)
4.87%, 09/15/45	1,500	1,562,460
Series 2014, 4.30%, 09/15/44	510	495,720
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,346	3,173,380
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	899,058
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	811	797,967
Series B, 4.32%, 04/01/49 (Call 10/01/48)(b)	1,178	1,121,715
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,712	1,546,621
1.50%, 11/15/24 (Call 10/15/24)	795	755,139
2.15%, 01/15/27 (Call 12/15/26)	3,057	2,782,726
2.65%, 02/15/25 (Call 01/15/25)(b)	2,361	2,294,798
2.90%, 05/15/30 (Call 02/15/30)	2,724	2,390,555
2.90%, 11/15/31 (Call 08/15/31)	2,455	2,095,932
3.20%, 08/15/29 (Call 05/15/29)	4,417	4,002,023
3.75%, 06/01/23 (Call 03/01/23)	1,734	1,741,959
4.00%, 06/01/23 (Call 05/01/23)	4,738	4,777,041
4.15%, 08/15/49 (Call 02/15/49)	1,374	1,145,572
4.45%, 06/01/28 (Call 03/01/28)	3,530	3,505,678
4.80%, 04/01/26 (Call 01/01/26)	4,342	4,453,416
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(d)	6,939	6,151,909
2.65%, 07/15/31 (Call 04/15/31)(d)	3,173	2,591,072
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	683	627,049
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	1,753	1,711,419
Series A, 2.81%, 01/01/60 (Call 07/01/59)	710	526,387
KeyCorp, 3.88%, 05/23/25 (Call 05/23/24)(a)	1,035	1,045,246
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	595	540,278
2.41%, 06/01/50 (Call 12/01/49)	1,460	1,071,801
3.60%, 05/01/48 (Call 11/01/47)	2,666	2,536,379
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,013	862,397
3.89%, 07/01/2116	473	405,673
3.96%, 07/01/38	629	628,610
4.68%, 07/01/2114	2,458	2,540,933
5.60%, 07/01/2111	2,980	3,713,020
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,096	1,753,954
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,344	974,225
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	2,001	1,687,403
2.55%, 08/18/60 (Call 02/18/60)	2,392	1,549,514
2.75%, 08/19/41 (Call 02/19/41)	1,960	1,514,512
3.10%, 11/29/61 (Call 05/29/61)	2,665	1,939,241
3.25%, 01/15/28 (Call 10/15/27)	1,874	1,809,890
3.25%, 05/20/50 (Call 11/20/49)	1,543	1,201,349
3.75%, 03/24/25 (Call 02/24/25)	715	720,813
3.75%, 02/25/52 (Call 08/25/51)	810	685,705
4.25%, 02/01/29 (Call 11/01/28)	2,026	2,038,662
Security	Par (000)	Value

Commercial Services (continued)
4.88%, 02/15/24 (Call 11/15/23)(b)	$2,494	$2,562,435
4.88%, 12/17/48 (Call 06/17/48)(b)	2,680	2,688,308
5.25%, 07/15/44(b)	1,126	1,181,501
Northeastern University, Series 2020, 2.89%, 10/01/50	1,336	1,015,868
Northwestern University
4.64%, 12/01/44	920	973,388
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(b)	999	887,202
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,564	1,181,602
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	4,509	4,309,702
2.30%, 06/01/30 (Call 03/01/30)(b)	3,379	2,982,069
2.40%, 10/01/24 (Call 09/01/24)	5,145	5,092,624
2.65%, 10/01/26 (Call 08/01/26)	4,076	3,953,965
2.85%, 10/01/29 (Call 07/01/29)	4,719	4,383,762
3.25%, 06/01/50 (Call 12/01/49)(b)	4,062	3,216,088
4.40%, 06/01/32 (Call 03/01/32)	2,720	2,758,053
5.05%, 06/01/52 (Call 12/01/51)	2,720	2,798,771
5.25%, 06/01/62 (Call 12/01/61)	2,720	2,755,523
Phillips 66 Co., 2.45%, 12/15/24(d)	2,342	2,269,000
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,714	1,271,514
3.15%, 07/15/46 (Call 01/15/46)(b)	1,010	877,993
3.30%, 07/15/56 (Call 01/15/56)	1,936	1,666,296
4.88%, 10/15/40	625	690,481
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	325	306,052
2.35%, 01/15/32 (Call 10/15/31)	1,500	1,213,650
2.90%, 10/01/30 (Call 07/01/30)	2,686	2,335,074
3.05%, 10/01/41 (Call 04/01/41)	1,350	995,301
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,234	1,125,186
4.00%, 03/18/29 (Call 12/18/28)(b)	4,772	4,744,227
4.75%, 05/20/32 (Call 02/20/32)(b)	295	303,646
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,999	1,501,389
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(b)	3,408	2,779,054
2.30%, 08/15/60 (Call 02/15/60)(b)	1,960	1,259,026
2.45%, 03/01/27 (Call 02/01/27)(d)	1,280	1,216,205
2.50%, 12/01/29 (Call 09/01/29)	2,782	2,516,569
2.70%, 03/01/29 (Call 01/01/29)(d)	3,060	2,844,545
2.90%, 03/01/32 (Call 12/01/31)(d)	1,395	1,274,918
2.95%, 01/22/27 (Call 10/22/26)	3,055	2,976,120
3.25%, 12/01/49 (Call 06/01/49)	2,958	2,448,366
3.70%, 03/01/52 (Call 09/01/51)(b)(d)	345	309,413
3.90%, 03/01/62 (Call 09/01/61)(d)	524	471,852
4.25%, 05/01/29 (Call 02/01/29)(d)	3,120	3,167,798
4.75%, 08/01/28 (Call 05/01/28)(d)	2,350	2,448,206
Southern Co. (The), 5.11%, 08/01/27	2,000	2,057,120
Thomas Jefferson University, 3.80%, 11/01/57 (Call 05/01/57)(b)	876	735,157
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	75	64,044
Trustees of Boston College, 3.13%, 07/01/52	1,713	1,364,199
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,437	1,364,676
Trustees of Princeton University (The)
5.70%, 03/01/39	2,370	2,892,940
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,817	1,401,234

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	$2,068	$1,591,616
4.67%, 09/01/2112	70	69,497
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	864,935
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	25	24,086
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(b)	535	431,922
4.00%, 10/01/53 (Call 04/01/53)	1,561	1,500,699
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	977	814,105
Series C, 2.50%, 04/01/50 (Call 10/01/49)	1,851	1,401,207
University of Miami, 4.06%, 04/01/52	398	364,277
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	985	902,605
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,621	1,462,726
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	950	725,334
3.03%, 10/01/39	2,679	2,313,504
5.25%, 10/01/2111	723	771,311
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,833	1,719,336
Series 21A, 2.90%, 10/01/51 (Call 04/01/51)	1,415	1,108,950
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,014	679,613
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(b)	1,822	1,472,121
4.00%, 06/15/25 (Call 03/15/25)	788	794,785
4.13%, 03/15/29 (Call 12/15/28)	3,273	3,230,746
5.50%, 06/15/45 (Call 12/15/44)	1,690	1,759,020
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	2,260	2,002,699
4.30%, 04/15/2122 (Call 10/15/21)	609	542,247
William Marsh Rice University
3.57%, 05/15/45	670	606,511
3.77%, 05/15/55	1,945	1,820,248
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,402	2,266,383
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	609	520,013
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	1,028	752,486
		263,810,006
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,602	1,375,365
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,483	4,164,662
0.70%, 02/08/26 (Call 01/08/26)	4,940	4,569,006
1.13%, 05/11/25 (Call 04/11/25)	6,401	6,105,338
1.20%, 02/08/28 (Call 12/08/27)	4,117	3,681,463
1.25%, 08/20/30 (Call 05/20/30)(b)	8,692	7,283,809
1.40%, 08/05/28 (Call 06/05/28)	6,590	5,881,443
1.65%, 05/11/30 (Call 02/11/30)	6,143	5,356,450
1.65%, 02/08/31 (Call 11/08/30)	3,555	3,065,228
1.70%, 08/05/31 (Call 05/05/31)(b)	8,795	7,538,458
1.80%, 09/11/24 (Call 08/11/24)	2,567	2,520,486
2.05%, 09/11/26 (Call 07/11/26)	8,762	8,406,789
2.20%, 09/11/29 (Call 06/11/29)	3,875	3,564,264
2.38%, 02/08/41 (Call 08/08/40)	2,840	2,261,407
2.40%, 08/20/50 (Call 02/20/50)	2,296	1,697,685
2.45%, 08/04/26 (Call 05/04/26)(b)	9,606	9,382,372
2.50%, 02/09/25(b)	6,087	6,050,539
2.55%, 08/20/60 (Call 02/20/60)	10,487	7,643,869
2.65%, 05/11/50 (Call 11/11/49)	7,006	5,478,832
2.65%, 02/08/51 (Call 08/08/50)	5,210	4,039,261
Security	Par (000)	Value

Computers (continued)
2.70%, 08/05/51 (Call 02/05/51)	$9,799	$7,625,190
2.75%, 01/13/25 (Call 11/13/24)(b)	7,243	7,257,196
2.80%, 02/08/61 (Call 08/08/60)	2,810	2,115,958
2.85%, 05/11/24 (Call 03/11/24)	7,672	7,710,283
2.85%, 08/05/61 (Call 02/05/61)	2,365	1,808,397
2.90%, 09/12/27 (Call 06/12/27)	6,986	6,868,775
2.95%, 09/11/49 (Call 03/11/49)	7,288	6,008,883
3.00%, 02/09/24 (Call 12/09/23)	6,356	6,411,996
3.00%, 06/20/27 (Call 03/20/27)(b)	4,610	4,591,929
3.00%, 11/13/27 (Call 08/13/27)(b)	7,212	7,164,040
3.20%, 05/13/25(b)	9,160	9,261,035
3.20%, 05/11/27 (Call 02/11/27)(b)	5,192	5,202,592
3.25%, 02/23/26 (Call 11/23/25)	11,258	11,348,289
3.35%, 02/09/27 (Call 11/09/26)	8,740	8,818,398
3.45%, 05/06/24	10,575	10,747,584
3.45%, 02/09/45(b)	7,721	7,000,785
3.75%, 09/12/47 (Call 03/12/47)	4,684	4,428,347
3.75%, 11/13/47 (Call 05/13/47)(b)	5,517	5,227,082
3.85%, 05/04/43	11,353	10,968,247
3.85%, 08/04/46 (Call 02/04/46)	6,404	6,160,648
4.25%, 02/09/47 (Call 08/09/46)	5,291	5,403,275
4.38%, 05/13/45	5,473	5,644,579
4.45%, 05/06/44(b)	2,442	2,554,943
4.50%, 02/23/36 (Call 08/23/35)	3,628	3,908,263
4.65%, 02/23/46 (Call 08/23/45)	11,514	12,383,422
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(d)	1,850	1,660,986
2.30%, 09/14/31 (Call 06/14/31)(d)	2,063	1,690,711
Dell Inc.
6.50%, 04/15/38	1,835	1,901,115
7.10%, 04/15/28	1,595	1,764,102
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(d)	3,045	2,311,734
3.45%, 12/15/51 (Call 06/15/51)(d)	4,910	3,554,742
4.00%, 07/15/24 (Call 06/15/24)	5,357	5,420,373
4.90%, 10/01/26 (Call 08/01/26)	6,954	7,109,005
5.30%, 10/01/29 (Call 07/01/29)	6,450	6,570,421
5.45%, 06/15/23 (Call 04/15/23)	3,343	3,410,462
5.85%, 07/15/25 (Call 06/15/25)	5,825	6,130,113
6.02%, 06/15/26 (Call 03/15/26)	8,124	8,595,517
6.10%, 07/15/27 (Call 05/15/27)	2,770	2,963,651
6.20%, 07/15/30 (Call 04/15/30)	1,838	1,975,317
8.10%, 07/15/36 (Call 01/15/36)	2,212	2,681,320
8.35%, 07/15/46 (Call 01/15/46)	2,490	3,301,367
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(b)	3,545	3,192,911
2.38%, 09/15/28 (Call 07/15/28)(b)	2,702	2,378,219
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,805	3,411,715
2.20%, 03/15/31 (Call 12/15/30)(b)	2,789	2,325,691
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,457	3,442,169
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	440	403,687
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(b)	4,022	3,908,338
1.75%, 04/01/26 (Call 03/01/26)	826	767,090
4.45%, 10/02/23 (Call 09/02/23)	2,989	3,047,226
4.90%, 10/15/25 (Call 07/15/25)	4,556	4,722,385
6.20%, 10/15/35 (Call 04/15/35)(b)	2,915	3,224,748

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.35%, 10/15/45 (Call 04/15/45)	$3,672	$3,961,904
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	4,240	3,828,550
2.20%, 06/17/25 (Call 05/17/25)	5,144	4,915,143
2.65%, 06/17/31 (Call 03/17/31)	5,540	4,637,977
3.00%, 06/17/27 (Call 04/17/27)(b)	3,274	3,098,776
3.40%, 06/17/30 (Call 03/17/30)(b)	2,538	2,302,448
4.00%, 04/15/29 (Call 02/15/29)	2,820	2,699,699
4.20%, 04/15/32 (Call 01/15/32)	2,860	2,667,608
6.00%, 09/15/41	1,507	1,598,038
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,246	4,809,218
1.95%, 05/15/30 (Call 02/15/30)(b)	5,380	4,625,563
2.20%, 02/09/27 (Call 01/09/27)	1,350	1,278,437
2.72%, 02/09/32 (Call 11/09/31)(b)	2,075	1,851,294
2.85%, 05/15/40 (Call 11/15/39)	3,013	2,387,230
2.95%, 05/15/50 (Call 11/15/49)	3,489	2,652,791
3.00%, 05/15/24	10,889	10,913,282
3.30%, 05/15/26	9,821	9,763,645
3.30%, 01/27/27(b)	2,880	2,851,114
3.38%, 08/01/23	5,412	5,462,386
3.43%, 02/09/52 (Call 08/09/51)	240	194,366
3.45%, 02/19/26(b)	5,868	5,877,213
3.50%, 05/15/29	9,170	8,858,312
3.63%, 02/12/24(b)	7,363	7,468,438
4.00%, 06/20/42(b)	4,471	4,094,587
4.15%, 05/15/39	7,534	7,101,774
4.25%, 05/15/49	7,730	7,245,793
4.70%, 02/19/46	2,719	2,702,305
5.60%, 11/30/39	2,975	3,275,981
5.88%, 11/29/32(b)	2,254	2,555,157
6.22%, 08/01/27	1,617	1,810,005
6.50%, 01/15/28(b)	1,265	1,429,475
7.00%, 10/30/25	2,602	2,909,374
7.13%, 12/01/96(b)	1,355	1,798,410
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)(d)	2,360	2,076,682
2.70%, 10/15/28 (Call 08/15/28)(d)	1,692	1,410,130
3.15%, 10/15/31 (Call 07/15/31)(d)	3,265	2,505,104
4.10%, 10/15/41 (Call 04/15/41)(d)	2,310	1,612,657
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	3,978	3,303,530
3.63%, 05/15/25 (Call 04/15/25)(b)	1,721	1,712,016
4.38%, 05/15/30 (Call 02/15/30)	1,473	1,433,774
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	5,225	4,950,374
2.38%, 06/22/27 (Call 04/22/27)(b)	1,865	1,742,470
2.70%, 06/22/30 (Call 03/22/30)(b)	4,149	3,632,615
3.30%, 09/29/24 (Call 07/29/24)	1,622	1,622,000
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(b)	1,026	879,190
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	1,434	1,230,458
3.10%, 02/01/32 (Call 11/01/31)	2,058	1,673,730
4.75%, 02/15/26 (Call 11/15/25)	8,505	8,504,405
		530,467,405
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24	952	962,320
3.70%, 08/01/47 (Call 02/01/47)(b)	1,810	1,698,649
4.00%, 08/15/45	3,213	3,098,007
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	$4,600	$3,963,268
2.00%, 12/01/24 (Call 11/01/24)(b)	2,236	2,192,331
2.38%, 12/01/29 (Call 09/01/29)	3,883	3,536,597
2.60%, 04/15/30 (Call 01/15/30)(b)	799	733,298
3.13%, 12/01/49 (Call 06/01/49)	2,252	1,849,320
3.15%, 03/15/27 (Call 12/15/26)(b)	2,172	2,155,428
4.15%, 03/15/47 (Call 09/15/46)(b)	1,365	1,320,747
4.38%, 06/15/45 (Call 12/15/44)(b)	517	508,087
6.00%, 05/15/37	1,917	2,255,945
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(d)	8,075	7,997,399
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (Call 02/24/27)(d)	3,105	3,041,192
3.38%, 03/24/29 (Call 01/24/29)(d)	4,400	4,193,156
3.63%, 03/24/32 (Call 12/24/31)(d)	4,872	4,657,681
4.00%, 03/24/52 (Call 09/24/51)(d)	3,430	3,116,669
GSK Consumer Healthcare Capital US LLC., 3.02%, 03/24/24 (Call 03/24/23)(d)	210	209,485
Procter & Gamble Co. (The)
0.55%, 10/29/25(b)	8,155	7,598,910
1.00%, 04/23/26(b)	565	524,139
1.20%, 10/29/30	6,875	5,733,337
1.90%, 02/01/27	235	223,382
1.95%, 04/23/31	1,232	1,088,854
2.30%, 02/01/32(b)	1,125	1,020,667
2.45%, 11/03/26	3,235	3,159,301
2.70%, 02/02/26(b)	3,259	3,239,283
2.80%, 03/25/27(b)	2,680	2,629,777
2.85%, 08/11/27(b)	3,746	3,686,926
3.00%, 03/25/30	6,475	6,229,338
3.10%, 08/15/23(b)	2,867	2,899,483
3.50%, 10/25/47(b)	415	382,738
3.55%, 03/25/40	555	520,124
3.60%, 03/25/50	627	594,597
5.55%, 03/05/37	195	232,530
5.80%, 08/15/34(b)	165	196,043
Unilever Capital Corp.
0.38%, 09/14/23	525	510,946
0.63%, 08/12/24 (Call 08/12/22)	1,095	1,041,553
1.38%, 09/14/30 (Call 06/14/30)	3,521	2,912,642
1.75%, 08/12/31 (Call 05/12/31)	3,140	2,657,225
2.00%, 07/28/26	2,769	2,641,017
2.13%, 09/06/29 (Call 06/06/29)	1,814	1,630,006
2.60%, 05/05/24 (Call 03/05/24)	4,007	3,991,773
2.90%, 05/05/27 (Call 02/05/27)(b)	4,535	4,417,906
3.10%, 07/30/25(b)	960	959,107
3.25%, 03/07/24 (Call 02/07/24)(b)	3,543	3,572,761
3.38%, 03/22/25 (Call 01/22/25)	1,439	1,450,872
3.50%, 03/22/28 (Call 12/22/27)(b)	3,694	3,689,715
5.90%, 11/15/32	3,670	4,286,340
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,395	1,032,272
		122,243,143
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	1,805	1,744,226
3.75%, 05/15/46 (Call 11/15/45)	1,926	1,700,870
4.20%, 05/15/47 (Call 11/15/46)	1,945	1,836,839

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
4.60%, 06/15/45 (Call 12/15/44)(b)	$3,450	$3,432,853
		8,714,788
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	5,620	5,400,539
1.65%, 10/29/24 (Call 09/29/24)	9,261	8,686,725
1.75%, 01/30/26 (Call 12/30/25)	1,085	970,120
2.45%, 10/29/26 (Call 09/29/26)	8,455	7,574,412
2.88%, 08/14/24 (Call 07/14/24)	3,902	3,773,429
3.00%, 10/29/28 (Call 08/29/28)	12,110	10,612,356
3.15%, 02/15/24 (Call 01/15/24)	1,850	1,804,194
3.30%, 01/30/32 (Call 10/30/31)	13,180	11,135,387
3.40%, 10/29/33 (Call 07/29/33)	5,167	4,301,424
3.50%, 01/15/25 (Call 11/15/24)(b)	4,321	4,191,932
3.65%, 07/21/27 (Call 04/21/27)	3,742	3,514,337
3.85%, 10/29/41 (Call 04/29/41)	2,703	2,109,989
3.88%, 01/23/28 (Call 10/23/27)	2,822	2,624,545
4.13%, 07/03/23 (Call 06/03/23)	2,397	2,396,784
4.45%, 10/01/25 (Call 08/01/25)	3,854	3,816,809
4.45%, 04/03/26 (Call 02/03/26)	5,273	5,166,011
4.50%, 09/15/23 (Call 08/15/23)	907	913,358
4.63%, 10/15/27 (Call 08/15/27)(b)	1,756	1,701,020
4.88%, 01/16/24 (Call 12/16/23)	2,527	2,546,332
6.50%, 07/15/25 (Call 06/15/25)	2,575	2,689,742
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	385	360,541
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)(b)	1,231	1,138,133
3.50%, 08/01/25(b)	3,276	3,291,135
4.25%, 02/15/24	1,481	1,506,636
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	1,066	1,010,643
0.80%, 08/18/24 (Call 07/18/24)(b)	225	209,756
1.88%, 08/15/26 (Call 07/15/26)	1,190	1,063,610
2.10%, 09/01/28 (Call 07/01/28)(b)	2,815	2,399,084
2.20%, 01/15/27 (Call 12/15/26)	155	139,330
2.30%, 02/01/25 (Call 01/01/25)(b)	3,807	3,615,470
2.88%, 01/15/26 (Call 12/15/25)(b)	1,116	1,053,270
2.88%, 01/15/32 (Call 10/15/31)	338	279,905
3.00%, 09/15/23 (Call 07/15/23)	1,609	1,598,445
3.00%, 02/01/30 (Call 11/01/29)	2,196	1,876,614
3.13%, 12/01/30 (Call 09/01/30)	313	268,228
3.25%, 03/01/25 (Call 01/01/25)(b)	3,098	3,012,650
3.25%, 10/01/29 (Call 07/01/29)(b)	3,152	2,764,146
3.38%, 07/01/25 (Call 06/01/25)	927	899,431
3.63%, 04/01/27 (Call 01/01/27)	2,688	2,557,551
3.63%, 12/01/27 (Call 09/01/27)(b)	2,779	2,606,202
3.75%, 06/01/26 (Call 04/01/26)	3,368	3,257,395
3.88%, 07/03/23 (Call 06/03/23)	2,821	2,832,792
4.25%, 02/01/24 (Call 01/01/24)	3,289	3,303,504
4.25%, 09/15/24 (Call 06/15/24)	3,262	3,269,274
4.63%, 10/01/28 (Call 07/01/28)	2,874	2,783,728
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(b)	2,283	2,258,298
4.25%, 06/15/26 (Call 04/15/26)	3,087	2,943,547
4.40%, 09/25/23 (Call 08/25/23)	1,480	1,481,658
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	3,621	3,544,887
2.20%, 11/02/28 (Call 09/02/28)(b)	1,530	1,318,799
3.05%, 06/05/23 (Call 05/05/23)(b)	1,401	1,401,434
Security	Par (000)	Value

Diversified Financial Services (continued)
3.88%, 05/21/24 (Call 04/21/24)	$4,060	$4,085,010
4.63%, 03/30/25	837	852,024
5.13%, 09/30/24	3,680	3,805,893
5.80%, 05/01/25 (Call 04/01/25)(b)	4,718	4,946,210
8.00%, 11/01/31	8,711	10,215,129
American Express Co.
0.75%, 11/03/23	1,830	1,782,072
1.65%, 11/04/26 (Call 10/04/26)	3,029	2,791,769
2.25%, 03/04/25 (Call 02/01/25)(b)	1,590	1,549,980
2.50%, 07/30/24 (Call 06/30/24)	6,027	5,955,520
2.55%, 03/04/27 (Call 02/01/27)	3,005	2,856,793
3.00%, 10/30/24 (Call 09/29/24)(b)	6,753	6,739,291
3.13%, 05/20/26 (Call 04/20/26)(b)	6,095	6,019,971
3.30%, 05/03/27 (Call 04/02/27)(b)	4,980	4,876,516
3.38%, 05/03/24	995	999,507
3.40%, 02/22/24 (Call 01/22/24)	6,323	6,366,313
3.63%, 12/05/24 (Call 11/04/24)	3,673	3,706,314
3.70%, 08/03/23 (Call 07/03/23)	5,822	5,902,576
4.05%, 05/03/29 (Call 03/03/29)	2,515	2,522,117
4.05%, 12/03/42(b)	3,565	3,333,346
4.20%, 11/06/25 (Call 10/06/25)	2,780	2,860,648
5.00%, 05/26/33 (Call 05/26/32)(a)	1,130	1,173,528
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(b)	502	492,412
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	2,503	2,437,446
3.00%, 04/02/25 (Call 03/02/25)(b)	1,352	1,340,576
3.70%, 10/15/24(b)	2,649	2,683,834
4.00%, 10/15/23(b)	4,448	4,519,702
4.50%, 05/13/32 (Call 02/13/32)	1,810	1,837,204
Andrew W Mellon Foundation (The), Series 2020, 0.90%, 08/01/27 (Call 06/01/27)(b)	1,360	1,200,812
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,830	2,802,917
5.38%, 07/24/23	3,314	3,356,055
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)(b)	2,640	2,192,652
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(b)	2,450	2,135,983
3.50%, 03/30/51 (Call 09/30/50)	2,532	1,946,146
3.63%, 02/15/52 (Call 08/15/51)	1,457	1,136,824
3.90%, 01/25/28 (Call 10/25/27)	4,776	4,696,432
4.00%, 04/01/24 (Call 02/01/24)(b)	4,769	4,826,514
4.25%, 06/02/26 (Call 03/02/26)	1,671	1,683,516
4.35%, 04/15/30 (Call 01/15/30)	3,064	3,016,048
4.70%, 09/20/47 (Call 03/20/47)	3,326	3,108,047
4.85%, 03/29/29 (Call 12/29/28)(b)	4,024	4,121,180
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	2,233	1,711,014
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	1,725	1,657,846
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	900	867,321
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	4,215	3,781,192
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	3,289	2,608,440
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	1,465	1,218,968

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	$4,390	$4,231,784
3.20%, 02/05/25 (Call 01/05/25)(b)	4,357	4,307,853
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(a)	4,595	4,180,255
3.30%, 10/30/24 (Call 09/30/24)	6,445	6,402,463
3.50%, 06/15/23	3,505	3,533,005
3.65%, 05/11/27 (Call 04/11/27)(b)	4,247	4,149,404
3.75%, 04/24/24 (Call 03/24/24)	3,392	3,417,067
3.75%, 07/28/26 (Call 06/28/26)	5,937	5,811,967
3.75%, 03/09/27 (Call 02/09/27)	3,734	3,676,795
3.80%, 01/31/28 (Call 12/31/27)	5,285	5,128,141
3.90%, 01/29/24 (Call 12/29/23)	5,168	5,219,577
4.20%, 10/29/25 (Call 09/29/25)(b)	5,563	5,608,505
4.25%, 04/30/25 (Call 03/31/25)(b)	3,979	4,029,852
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(a)	3,915	3,978,501
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	4,920	4,100,525
3.00%, 03/16/32 (Call 12/16/31)	3,725	3,433,593
3.65%, 01/12/27 (Call 10/12/26)(b)	4,199	4,204,249
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(b)	442	427,569
0.90%, 03/11/26 (Call 02/11/26)	6,207	5,666,494
1.15%, 05/13/26 (Call 04/13/26)	5,670	5,199,447
1.65%, 03/11/31 (Call 12/11/30)	3,254	2,678,888
1.95%, 12/01/31 (Call 09/01/31)	3,355	2,797,936
2.00%, 03/20/28 (Call 01/20/28)(b)	2,177	1,987,579
2.30%, 05/13/31 (Call 02/13/31)	3,375	2,932,571
2.45%, 03/03/27 (Call 02/03/27)	1,570	1,496,053
2.75%, 10/01/29 (Call 07/01/29)	2,439	2,242,465
2.90%, 03/03/32 (Call 12/03/31)	4,000	3,630,800
3.00%, 03/10/25 (Call 12/10/24)(b)	4,638	4,617,315
3.20%, 03/02/27 (Call 12/02/26)(b)	2,547	2,514,857
3.20%, 01/25/28 (Call 10/25/27)	3,943	3,845,726
3.25%, 05/22/29 (Call 02/22/29)	2,300	2,196,960
3.30%, 04/01/27 (Call 01/01/27)	3,925	3,886,260
3.45%, 02/13/26 (Call 11/13/25)	1,673	1,674,154
3.55%, 02/01/24 (Call 01/01/24)	4,708	4,755,739
3.63%, 04/01/25 (Call 01/01/25)	1,659	1,668,772
3.75%, 04/01/24 (Call 03/02/24)(b)	1,880	1,905,982
3.85%, 05/21/25 (Call 03/21/25)	3,416	3,478,991
4.00%, 02/01/29 (Call 11/01/28)	2,373	2,385,601
4.20%, 03/24/25 (Call 02/24/25)	3,759	3,858,200
4.63%, 03/22/30 (Call 12/22/29)(b)	1,998	2,071,287
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	688	570,084
4.10%, 06/15/51 (Call 12/15/50)	1,530	1,126,906
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/22)(b)	1,000	952,490
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,945	1,775,513
3.00%, 03/15/25 (Call 12/15/24)	7,496	7,501,022
3.75%, 06/15/28 (Call 03/15/28)(b)	4,669	4,696,547
4.15%, 06/15/48 (Call 12/15/47)	2,213	2,168,142
5.30%, 09/15/43 (Call 03/15/43)	2,754	3,078,118
Credit Suisse USA Inc., 7.13%, 07/15/32(b)	2,341	2,773,804
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,312	2,312,046
3.95%, 11/06/24 (Call 08/06/24)	2,329	2,335,265
Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)(b)	$2,494	$2,474,497
4.50%, 01/30/26 (Call 11/30/25)(b)	3,701	3,740,120
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	2,805	2,742,589
3.63%, 06/15/23	780	786,560
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,137	917,900
2.85%, 03/30/25	1,081	1,069,271
2.95%, 08/12/51 (Call 02/12/51)(b)	1,915	1,389,562
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(b)	3,993	3,241,477
2.10%, 06/15/30 (Call 03/15/30)	7,826	6,777,551
2.65%, 09/15/40 (Call 03/15/40)	2,388	1,841,052
3.00%, 06/15/50 (Call 12/15/49)	5,137	3,901,295
3.00%, 09/15/60 (Call 03/15/60)	2,269	1,602,708
3.10%, 09/15/27 (Call 06/15/27)	3,960	3,825,637
3.45%, 09/21/23 (Call 06/12/22)	2,275	2,309,398
3.65%, 05/23/25 (Call 04/23/25)(b)	1,685	1,706,568
3.75%, 12/01/25 (Call 09/01/25)	6,306	6,367,420
3.75%, 09/21/28 (Call 06/21/28)	2,595	2,576,939
4.00%, 10/15/23(b)	4,930	5,030,966
4.00%, 09/15/27 (Call 08/15/27)	7,465	7,515,986
4.25%, 09/21/48 (Call 03/21/48)	5,130	4,740,992
4.35%, 06/15/29 (Call 04/15/29)(b)	6,020	6,090,735
4.60%, 03/15/33 (Call 12/15/32)(b)	4,130	4,223,586
4.95%, 06/15/52 (Call 12/15/51)	3,065	3,161,149
5.20%, 06/15/62 (Call 12/15/61)	3,500	3,555,825
Invesco Finance PLC
3.75%, 01/15/26	778	777,829
4.00%, 01/30/24	1,519	1,539,446
5.38%, 11/30/43	1,069	1,094,603
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,265	1,299,206
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	230	233,701
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)(b)	1,385	1,118,346
6.25%, 01/15/36(b)	2,678	2,827,191
6.45%, 06/08/27(b)	1,588	1,721,233
6.50%, 01/20/43(b)	1,079	1,143,632
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,905	1,565,129
4.15%, 01/23/30	2,560	2,419,302
4.85%, 01/15/27	3,848	3,920,304
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	886	856,257
3.75%, 02/13/25	2,824	2,816,771
4.38%, 03/11/29 (Call 12/11/28)	2,962	2,893,222
4.50%, 09/19/28 (Call 06/19/28)	1,158	1,143,178
Legg Mason Inc.
4.75%, 03/15/26	1,186	1,230,783
5.63%, 01/15/44	2,300	2,484,690
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(b)	3,315	2,910,338
2.00%, 03/03/25 (Call 02/03/25)(b)	3,793	3,707,051
2.00%, 11/18/31 (Call 08/18/31)	2,845	2,467,355
2.95%, 11/21/26 (Call 08/21/26)	2,146	2,127,008
2.95%, 06/01/29 (Call 03/01/29)	4,759	4,573,209
2.95%, 03/15/51 (Call 09/15/50)	3,970	3,217,089

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.30%, 03/26/27 (Call 01/26/27)	$2,915	$2,919,343
3.35%, 03/26/30 (Call 12/26/29)	3,650	3,567,692
3.38%, 04/01/24	3,700	3,750,246
3.50%, 02/26/28 (Call 11/26/27)(b)	1,945	1,948,676
3.65%, 06/01/49 (Call 12/01/48)	3,211	2,959,964
3.80%, 11/21/46 (Call 05/21/46)	2,167	2,031,194
3.85%, 03/26/50 (Call 09/26/49)	2,964	2,809,250
3.95%, 02/26/48 (Call 08/26/47)(b)	3,082	2,927,222
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	3,792	3,740,201
4.50%, 06/20/28 (Call 03/20/28)	1,362	1,381,803
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	3,730	3,009,849
2.50%, 12/21/40 (Call 06/21/40)	640	456,608
3.25%, 04/28/50 (Call 10/28/49)	3,408	2,572,290
3.85%, 06/30/26 (Call 03/30/26)(b)	3,566	3,590,570
3.95%, 03/07/52 (Call 09/07/51)	60	51,049
Nomura Holdings Inc.
1.65%, 07/14/26	5,100	4,593,315
1.85%, 07/16/25	1,245	1,163,465
2.17%, 07/14/28(b)	5,510	4,813,426
2.33%, 01/22/27	5,025	4,590,488
2.60%, 01/16/25(b)	6,690	6,490,036
2.61%, 07/14/31	2,165	1,804,722
2.68%, 07/16/30(b)	1,730	1,479,583
2.71%, 01/22/29	3,430	3,056,061
3.00%, 01/22/32	3,020	2,583,550
3.10%, 01/16/30	1,860	1,656,032
ORIX Corp.
2.25%, 03/09/31	2,800	2,412,956
3.25%, 12/04/24(b)	2,425	2,418,622
3.70%, 07/18/27	2,970	2,936,855
4.00%, 04/13/32	1,860	1,829,105
4.05%, 01/16/24(b)	1,717	1,740,677
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(b)	2,770	2,389,651
4.65%, 04/01/30 (Call 01/01/30)	1,467	1,489,196
4.95%, 07/15/46	2,784	2,831,272
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	1,577	1,507,312
4.25%, 07/18/24(b)	3,840	3,910,848
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	3,236	2,632,454
3.70%, 08/04/26 (Call 05/04/26)(b)	3,407	3,289,595
3.95%, 12/01/27 (Call 09/01/27)	2,852	2,723,717
4.25%, 08/15/24 (Call 05/15/24)	5,320	5,318,351
4.38%, 03/19/24 (Call 02/19/24)	2,707	2,729,062
4.50%, 07/23/25 (Call 04/23/25)	2,795	2,792,177
5.15%, 03/19/29 (Call 12/19/28)	2,387	2,367,116
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,134	1,006,595
1.10%, 02/15/31 (Call 11/15/30)(b)	3,947	3,240,842
1.90%, 04/15/27 (Call 02/15/27)(b)	3,556	3,354,446
2.00%, 08/15/50 (Call 02/15/50)	6,353	4,365,909
2.05%, 04/15/30 (Call 01/15/30)	6,412	5,760,797
2.70%, 04/15/40 (Call 10/15/39)	3,369	2,838,315
2.75%, 09/15/27 (Call 06/15/27)	2,319	2,268,307
3.15%, 12/14/25 (Call 09/14/25)	16,610	16,667,637
3.65%, 09/15/47 (Call 03/15/47)	3,479	3,205,342
4.15%, 12/14/35 (Call 06/14/35)	6,187	6,373,414
Security	Par (000)	Value

Diversified Financial Services (continued)
4.30%, 12/14/45 (Call 06/14/45)	$10,484	$10,706,261
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,342	1,216,496
2.75%, 03/15/31 (Call 12/15/30)(b)	2,695	2,277,922
2.85%, 01/10/25 (Call 12/10/24)(b)	2,974	2,900,215
4.25%, 06/09/23 (Call 05/09/23)(b)	1,529	1,545,727
6.20%, 11/17/36	2,027	2,125,796
		780,114,546
Electric — 1.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	365	288,894
3.80%, 10/01/47 (Call 04/01/47)	1,666	1,404,421
3.95%, 06/01/28 (Call 03/01/28)	1,692	1,687,195
4.70%, 05/15/32 (Call 02/15/32)	1,130	1,152,431
5.25%, 05/15/52 (Call 11/15/51)	1,080	1,154,995
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,491	1,322,621
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,312	1,832,977
Series I, 2.10%, 07/01/30 (Call 04/01/30)(b)	2,620	2,226,476
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,574	1,540,678
3.15%, 09/15/49 (Call 03/15/49)(b)	429	339,107
3.75%, 12/01/47 (Call 06/01/47)	1,495	1,322,955
3.80%, 06/15/49 (Call 12/15/48)	1,782	1,565,932
4.00%, 12/01/46 (Call 06/01/46)	1,600	1,455,792
4.25%, 09/15/48 (Call 03/15/48)	1,762	1,682,780
Series M, 3.65%, 04/01/50 (Call 10/01/49)	770	667,929
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,159	861,044
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,205	2,895,589
2.45%, 01/15/31 (Call 10/15/30)	765	637,146
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(b)	1,515	1,167,535
3.05%, 03/15/32 (Call 12/15/31)	30	27,860
3.13%, 07/15/51 (Call 01/15/51)	2,455	1,919,049
3.45%, 10/01/49 (Call 04/01/49)	2,164	1,801,357
3.75%, 03/01/45 (Call 09/01/44)	2,863	2,477,669
3.85%, 12/01/42	1,402	1,225,684
4.15%, 08/15/44 (Call 02/15/44)	1,420	1,297,468
4.30%, 01/02/46 (Call 07/02/45)	2,417	2,273,188
6.00%, 03/01/39(b)	409	464,878
6.13%, 05/15/38	1,115	1,274,601
Series 13-A, 3.55%, 12/01/23	459	462,502
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(b)	3,059	2,537,379
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,386	2,247,731
Series B, 3.70%, 12/01/47 (Call 06/01/47)	461	401,821
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(b)	328	290,267
1.95%, 03/15/27 (Call 02/15/27)	1,750	1,601,355
2.50%, 09/15/24 (Call 08/15/24)	3,561	3,500,819
3.50%, 01/15/31 (Call 10/15/30)(b)	3,700	3,476,742
3.65%, 02/15/26 (Call 11/15/25)(b)	1,953	1,937,981
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	932	773,821
2.90%, 06/15/51 (Call 12/15/50)(b)	1,229	937,137
3.25%, 03/01/25 (Call 12/01/24)	430	430,039
3.25%, 03/15/50 (Call 09/15/49)	967	790,348
3.70%, 12/01/47 (Call 06/01/47)	2,461	2,174,933
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,588,635
4.15%, 03/15/46 (Call 09/15/45)(b)	1,606	1,519,806
4.50%, 03/15/49 (Call 09/15/48)	1,639	1,635,689

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.03%, 03/15/24	$1,635	$1,595,090
2.30%, 03/01/30 (Call 12/01/29)	2,608	2,257,876
3.20%, 11/13/27 (Call 08/13/27)	2,261	2,176,913
3.25%, 03/01/50 (Call 09/01/49)	730	552,647
3.88%, 02/15/62 (Call 11/15/26)(a)	2,045	1,769,395
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,910	2,913,492
Series M, 0.75%, 11/01/23 (Call 07/01/22)	455	440,727
Series N, 1.00%, 11/01/25 (Call 10/01/25)(b)	547	501,134
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	240	239,374
4.40%, 05/15/44 (Call 11/15/43)	974	883,856
4.45%, 06/01/45 (Call 12/01/44)	1,318	1,210,557
7.00%, 04/01/38	2,100	2,536,905
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(b)	207	183,015
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,769	1,733,072
Series Y, 4.50%, 03/01/49 (Call 09/01/48)(b)	1,815	1,700,038
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(b)	900	745,479
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)(b)	1,825	1,523,382
2.60%, 08/15/29 (Call 05/15/29)	2,375	2,117,312
2.65%, 09/15/50 (Call 03/15/50)	866	583,926
2.95%, 09/15/27 (Call 06/15/27)	740	708,950
3.15%, 05/15/25 (Call 02/15/25)(b)	1,641	1,622,063
3.35%, 05/15/50 (Call 11/15/49)	1,597	1,226,847
3.50%, 12/01/49 (Call 06/01/49)	1,048	829,062
3.75%, 05/15/46 (Call 11/15/45)	1,261	1,062,746
4.20%, 08/15/48 (Call 02/15/48)	1,323	1,180,301
4.25%, 03/01/49 (Call 09/01/48)	1,445	1,290,529
4.35%, 11/15/45 (Call 05/15/45)	1,577	1,414,096
4.50%, 04/01/42 (Call 10/01/41)	1,865	1,734,021
5.05%, 09/01/41 (Call 03/01/41)	1,270	1,251,064
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,024	898,652
4.00%, 10/15/28 (Call 07/15/28)	1,352	1,351,040
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,765	2,743,378
3.20%, 04/15/25 (Call 03/15/25)	3,225	3,186,590
3.80%, 06/01/29 (Call 03/01/29)	3,554	3,447,451
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,120	2,019,936
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,170	1,898,338
2.40%, 08/15/26 (Call 05/15/26)(b)	563	538,357
2.90%, 06/15/50 (Call 12/15/49)	1,655	1,267,531
3.20%, 09/15/49 (Call 03/15/49)	1,805	1,442,051
3.35%, 07/01/23 (Call 04/01/23)	2,572	2,584,809
3.50%, 08/15/46 (Call 02/15/46)	1,700	1,445,017
3.75%, 08/15/47 (Call 02/15/47)	1,749	1,549,824
4.25%, 09/15/48 (Call 03/15/48)	654	623,249
6.35%, 10/01/36	830	982,994
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,171	1,786,733
2.85%, 05/15/51 (Call 11/15/50)	5,310	3,974,110
3.25%, 04/15/28 (Call 01/15/28)(b)	2,537	2,477,304
3.50%, 02/01/25 (Call 11/01/24)	2,042	2,055,375
3.70%, 07/15/30 (Call 04/15/30)	3,805	3,726,959
3.75%, 11/15/23 (Call 08/15/23)	3,447	3,487,295
3.80%, 07/15/48 (Call 01/15/48)	1,801	1,582,016
4.05%, 04/15/25 (Call 03/15/25)(b)	2,639	2,703,154
4.25%, 10/15/50 (Call 04/15/50)	2,941	2,775,304
Security	Par (000)	Value

Electric (continued)
4.45%, 01/15/49 (Call 07/15/48)	$3,696	$3,583,789
4.50%, 02/01/45 (Call 08/01/44)	1,969	1,895,241
4.60%, 05/01/53 (Call 11/01/52)(d)	3,670	3,671,945
5.15%, 11/15/43 (Call 05/15/43)	2,878	2,989,494
5.95%, 05/15/37	2,018	2,293,719
6.13%, 04/01/36	2,683	3,098,811
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	2,230	1,922,104
3.05%, 10/15/29 (Call 07/15/29)	2,432	2,205,362
3.15%, 01/15/27 (Call 07/15/26)(b)	1,079	1,043,965
3.88%, 10/15/49 (Call 04/15/49)	1,499	1,256,852
3.95%, 01/15/26 (Call 07/15/25)	2,279	2,271,115
4.20%, 09/15/46 (Call 03/15/46)	650	570,128
4.25%, 11/30/23 (Call 08/30/23)	2,548	2,578,321
4.35%, 05/01/33 (Call 02/01/33)	75	72,221
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(b)	1,735	1,521,439
3.60%, 03/01/52 (Call 09/01/51)	260	231,078
3.95%, 03/01/48 (Call 09/01/47)	2,643	2,472,764
4.50%, 04/01/44 (Call 10/01/43)(b)	2,933	2,934,027
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	705	688,707
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,527	1,499,178
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,847,781
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	435	386,545
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	355	302,396
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(b)	355	332,081
Series K2, 6.95%, 03/15/33	140	169,644
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,668	1,595,042
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(b)	1,343	1,229,100
2.50%, 09/01/24 (Call 08/01/24)	1,511	1,478,090
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,164,507
2.95%, 03/01/30 (Call 12/01/29)	2,683	2,434,930
3.70%, 09/01/49 (Call 03/01/49)	1,430	1,184,841
4.25%, 11/01/28 (Call 08/01/28)	677	675,815
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,558	3,479,546
4.97%, 05/01/46 (Call 11/01/45)	1,329	1,286,512
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	2,580	2,698,370
5.95%, 12/15/36	929	1,003,218
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)(b)	629	612,287
3.45%, 08/15/27 (Call 05/15/27)	2,134	2,102,950
3.75%, 12/01/50 (Call 09/01/30)(a)	210	170,001
4.75%, 06/01/50 (Call 03/01/30)(a)(b)	961	898,910
4.88%, 03/01/44 (Call 09/01/43)	1,260	1,245,724
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,465	1,297,756
2.55%, 06/15/26 (Call 03/15/26)(b)	1,135	1,100,780
3.00%, 03/01/50 (Call 09/01/49)	990	784,545
3.15%, 03/15/32 (Call 12/15/31)(b)	555	521,095
3.65%, 06/15/46 (Call 12/15/45)	2,669	2,360,544
3.70%, 08/15/28 (Call 05/15/28)	3,155	3,133,735
3.70%, 03/01/45 (Call 09/01/44)	1,735	1,509,988
3.80%, 10/01/42 (Call 04/01/42)(b)	894	804,153
4.00%, 03/01/48 (Call 09/01/47)	2,850	2,706,331
4.00%, 03/01/49 (Call 09/01/48)	1,924	1,779,181
4.35%, 11/15/45 (Call 05/15/45)	2,006	1,914,025
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,128,429

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 01/15/44 (Call 07/15/43)	$1,230	$1,247,392
5.90%, 03/15/36	1,124	1,301,985
6.45%, 01/15/38	2,366	2,834,350
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	2,187	2,113,014
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,830	2,534,010
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,568	1,263,996
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	2,910	2,354,539
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	660	497,066
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	380	352,990
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,226	3,041,924
4.30%, 04/15/44 (Call 10/15/43)	2,145	2,052,443
Series A, 0.75%, 12/01/25 (Call 11/01/25)(b)	550	501,567
Series A, 2.05%, 07/01/31 (Call 04/01/31)(b)	1,570	1,351,111
Series A, 3.20%, 03/15/27 (Call 12/15/26)(b)	2,478	2,445,117
Series A, 4.15%, 06/01/45 (Call 12/01/44)(b)	245	231,282
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,045	2,676,920
3.20%, 12/01/51 (Call 06/01/51)	160	127,314
3.60%, 06/15/61 (Call 12/15/60)(b)	3,105	2,552,900
3.70%, 11/15/59 (Call 05/15/59)(b)	2,458	2,024,409
3.80%, 05/15/28 (Call 02/15/28)(b)	2,471	2,477,573
3.85%, 06/15/46 (Call 12/15/45)(b)	2,754	2,409,750
3.95%, 03/01/43 (Call 09/01/42)(b)	1,356	1,212,332
4.45%, 03/15/44 (Call 09/15/43)(b)	1,428	1,361,684
4.50%, 12/01/45 (Call 06/01/45)(b)	2,972	2,818,585
4.50%, 05/15/58 (Call 11/15/57)	3,029	2,837,597
4.63%, 12/01/54 (Call 06/01/54)	2,157	2,080,297
5.70%, 06/15/40	1,737	1,892,548
Series 05-A, 5.30%, 03/01/35	820	863,854
Series 06-A, 5.85%, 03/15/36	1,558	1,712,585
Series 06-B, 6.20%, 06/15/36	632	723,134
Series 07-A, 6.30%, 08/15/37	853	996,202
Series 08-B, 6.75%, 04/01/38	1,553	1,871,008
Series 09-C, 5.50%, 12/01/39	2,466	2,684,068
Series 12-A, 4.20%, 03/15/42	440	404,188
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	3,097	2,694,204
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,389	2,285,365
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,009	3,661,620
Series A, 4.13%, 05/15/49 (Call 11/15/48)(b)	2,237	2,036,431
Series B, 3.13%, 11/15/27 (Call 08/15/27)	548	528,721
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,643	1,179,493
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,338	1,151,001
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,329	2,101,224
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,892	1,896,616
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,664	2,618,978
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 07/01/22)	15	14,528
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	2,077	2,040,839
5.60%, 06/15/42 (Call 12/15/41)(b)	2,173	2,143,491
6.25%, 10/01/39(b)	842	888,782
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,805	1,214,891
2.65%, 08/15/52 (Call 02/15/52)	315	228,996
3.10%, 08/15/50 (Call 02/15/50)	2,102	1,686,939
3.25%, 08/15/46 (Call 02/15/46)	1,493	1,243,176
3.38%, 08/15/23 (Call 05/15/23)	2,045	2,057,515
3.50%, 08/01/51 (Call 02/01/51)	2,324	1,997,083
3.75%, 02/15/50 (Call 08/15/49)	1,531	1,370,811
Security	Par (000)	Value

Electric (continued)
3.80%, 11/15/28 (Call 08/15/28)	$676	$675,621
3.95%, 05/15/43 (Call 11/15/42)	966	888,295
3.95%, 07/15/47 (Call 01/15/47)	1,443	1,348,180
4.05%, 05/15/48 (Call 11/15/47)(b)	2,037	1,926,167
4.35%, 04/15/49 (Call 10/15/48)(b)	2,011	1,978,603
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,200	1,951,400
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,345	1,358,437
4.15%, 05/15/45 (Call 11/15/44)	1,929	1,759,171
Dominion Energy Inc.
3.07%, 08/15/24(b)(e)	2,933	2,914,053
3.90%, 10/01/25 (Call 07/01/25)(b)	1,393	1,404,980
4.25%, 06/01/28 (Call 03/01/28)(b)	3,227	3,264,820
4.70%, 12/01/44 (Call 06/01/44)	1,815	1,745,867
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)(b)	1,499	1,454,405
7.00%, 06/15/38	1,650	1,976,122
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,165	1,985,153
Series A, 3.30%, 03/15/25 (Call 02/15/25)	880	874,245
Series A, 4.60%, 03/15/49 (Call 09/15/48)(b)	625	603,625
Series B, 3.30%, 04/15/41 (Call 10/15/40)(b)	2,040	1,702,115
Series B, 3.60%, 03/15/27 (Call 01/15/27)(b)	1,275	1,261,064
Series B, 5.95%, 06/15/35	2,072	2,275,823
Series C, 2.25%, 08/15/31 (Call 05/15/31)(b)	1,208	1,025,532
Series C, 3.38%, 04/01/30 (Call 01/01/30)(b)	4,539	4,274,830
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,455	1,299,781
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,935	1,929,330
Series D, 2.85%, 08/15/26 (Call 05/15/26)(b)	1,448	1,397,566
Series E, 6.30%, 03/15/33	990	1,118,096
Series F, 5.25%, 08/01/33(b)	2,285	2,429,024
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,545	1,511,025
5.10%, 06/01/65 (Call 12/01/64)(b)	2,425	2,506,577
5.30%, 05/15/33	270	295,418
5.45%, 02/01/41 (Call 08/01/40)(b)	1,325	1,424,825
6.05%, 01/15/38	1,765	2,024,455
6.63%, 02/01/32	355	420,487
Series A, 2.30%, 12/01/31 (Call 09/01/31)(b)	2,100	1,833,888
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(b)	2,037	1,815,293
2.95%, 03/01/50 (Call 09/01/49)(b)	810	644,225
3.38%, 03/01/25 (Call 12/01/24)(b)	1,142	1,144,547
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,404,598
3.70%, 03/15/45 (Call 09/15/44)	2,355	2,076,804
3.70%, 06/01/46 (Call 12/01/45)(b)	1,520	1,351,295
3.75%, 08/15/47 (Call 02/15/47)	1,777	1,576,412
3.95%, 03/01/49 (Call 09/01/48)	2,244	2,078,168
4.30%, 07/01/44 (Call 01/01/44)	1,741	1,674,059
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,315	2,097,969
Series A, 3.00%, 03/01/32 (Call 12/01/31)(b)	2,210	2,057,399
Series A, 4.00%, 04/01/43 (Call 10/01/42)(b)	252	235,227
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,701	1,603,499
Series B, 3.25%, 04/01/51 (Call 10/01/50)	1,476	1,229,656
Series B, 3.65%, 03/01/52 (Call 09/01/51)	960	858,566
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,117	1,916,118
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(b)	3,644	3,504,617
2.95%, 03/01/30 (Call 12/01/29)(b)	1,878	1,707,346
Series C, 2.53%, 10/01/24(b)	1,469	1,434,743

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 3.40%, 06/15/29 (Call 03/15/29)	$2,105	$1,982,026
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,255	3,020,445
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	3,089	2,799,684
2.45%, 02/01/30 (Call 11/01/29)(b)	2,445	2,194,852
2.55%, 04/15/31 (Call 01/15/31)	2,523	2,259,473
2.85%, 03/15/32 (Call 12/15/31)	2,805	2,551,849
2.95%, 12/01/26 (Call 09/01/26)(b)	3,945	3,869,572
3.20%, 08/15/49 (Call 02/15/49)	1,365	1,122,276
3.45%, 04/15/51 (Call 10/15/50)	2,175	1,859,560
3.55%, 03/15/52 (Call 09/15/51)	1,395	1,220,444
3.70%, 12/01/47 (Call 06/01/47)	2,872	2,539,164
3.75%, 06/01/45 (Call 12/01/44)(b)	2,259	1,995,872
3.88%, 03/15/46 (Call 09/15/45)	2,545	2,328,166
3.95%, 11/15/28 (Call 08/15/28)	2,021	2,034,965
3.95%, 03/15/48 (Call 09/15/47)	1,320	1,210,546
4.00%, 09/30/42 (Call 03/30/42)	939	870,904
4.25%, 12/15/41 (Call 06/15/41)(b)	1,009	968,721
5.30%, 02/15/40(b)	1,125	1,216,474
6.00%, 01/15/38	857	987,127
6.05%, 04/15/38	1,440	1,654,330
6.10%, 06/01/37	1,770	1,965,089
6.45%, 10/15/32	960	1,102,666
Series A, 6.00%, 12/01/28	1,422	1,570,770
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(b)	3,238	2,980,190
2.45%, 06/01/30 (Call 03/01/30)	773	675,007
2.55%, 06/15/31 (Call 03/15/31)	320	274,746
2.65%, 09/01/26 (Call 06/01/26)	2,099	2,015,439
3.15%, 08/15/27 (Call 05/15/27)	3,353	3,242,452
3.25%, 01/15/82 (Call 01/15/27)(a)	2,038	1,664,842
3.30%, 06/15/41 (Call 12/15/40)	3,533	2,856,466
3.40%, 06/15/29 (Call 03/15/29)	2,362	2,231,901
3.50%, 06/15/51 (Call 12/15/50)	455	360,260
3.75%, 04/15/24 (Call 01/15/24)(b)	3,843	3,882,122
3.75%, 09/01/46 (Call 03/01/46)	3,982	3,311,033
3.95%, 10/15/23 (Call 07/15/23)	1,999	2,024,367
3.95%, 08/15/47 (Call 02/15/47)	2,330	1,970,807
4.20%, 06/15/49 (Call 12/15/48)	2,740	2,392,869
4.80%, 12/15/45 (Call 06/15/45)(b)	2,659	2,565,058
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,875	2,430,927
2.40%, 12/15/31 (Call 09/15/31)	2,640	2,307,914
2.50%, 12/01/29 (Call 09/01/29)(b)	2,493	2,264,317
3.00%, 12/15/51 (Call 06/15/51)	1,810	1,417,520
3.20%, 01/15/27 (Call 10/15/26)(b)	3,347	3,321,362
3.40%, 10/01/46 (Call 04/01/46)	2,523	2,118,260
3.80%, 07/15/28 (Call 04/15/28)	2,435	2,432,906
3.85%, 11/15/42 (Call 05/15/42)	1,541	1,383,618
4.20%, 07/15/48 (Call 01/15/48)	1,645	1,551,926
5.65%, 04/01/40	1,536	1,703,332
6.35%, 09/15/37	906	1,061,252
6.40%, 06/15/38	2,989	3,620,904
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	1,086	1,039,421
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,610	1,199,949
3.75%, 05/15/46 (Call 11/15/45)	999	873,316
6.12%, 10/15/35	1,014	1,125,124
6.35%, 08/15/38	843	981,421
Security	Par (000)	Value

Electric (continued)
6.45%, 04/01/39	$2,043	$2,395,295
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)(b)	614	620,367
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,740	2,206,358
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)(b)	2,858	2,465,854
3.65%, 02/01/29 (Call 11/01/28)	1,216	1,186,147
3.70%, 06/15/46 (Call 12/15/45)	1,672	1,457,750
3.80%, 09/01/23 (Call 06/01/23)	1,604	1,619,158
4.30%, 02/01/49 (Call 08/01/48)	967	921,657
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(b)	1,620	1,376,206
2.50%, 08/15/50 (Call 02/15/50)	1,725	1,241,569
2.90%, 08/15/51 (Call 02/15/51)	1,048	809,538
3.25%, 08/15/25 (Call 05/15/25)(b)	1,707	1,710,807
3.38%, 09/01/23 (Call 08/01/23)	1,006	1,011,684
3.40%, 04/01/32 (Call 01/01/32)	1,810	1,732,767
3.45%, 03/15/29 (Call 12/15/28)	2,432	2,358,894
3.60%, 09/15/47 (Call 03/15/47)	2,596	2,249,122
3.70%, 09/01/28 (Call 06/01/28)	2,396	2,379,420
3.70%, 10/15/46 (Call 04/15/46)	2,589	2,275,136
4.00%, 04/01/52 (Call 10/01/51)(b)	1,025	972,756
4.10%, 05/15/42 (Call 11/15/41)	700	658,098
4.10%, 03/15/43 (Call 09/15/42)	1,389	1,298,896
4.15%, 12/01/44 (Call 06/01/44)	2,474	2,315,812
4.20%, 08/15/45 (Call 02/15/45)	3,219	3,040,442
4.38%, 03/30/44 (Call 09/30/43)	1,427	1,381,793
6.30%, 04/01/38	1,455	1,715,067
Edison International
3.55%, 11/15/24 (Call 10/15/24)	1,738	1,723,071
4.13%, 03/15/28 (Call 12/15/27)	2,445	2,338,765
4.95%, 04/15/25 (Call 03/15/25)(b)	1,955	1,995,058
5.75%, 06/15/27 (Call 04/15/27)	2,538	2,637,591
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	1,597	1,550,879
6.00%, 05/15/35	564	617,574
Emera U.S. Finance LP
0.83%, 06/15/24	2,165	2,037,330
2.64%, 06/15/31 (Call 03/15/31)	1,605	1,367,043
3.55%, 06/15/26 (Call 03/15/26)	4,235	4,140,348
4.75%, 06/15/46 (Call 12/15/45)	3,046	2,857,879
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,538	3,496,464
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(b)	2,682	2,675,349
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(b)	1,275	1,270,805
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,123	822,766
3.35%, 06/15/52 (Call 12/15/51)	2,660	2,197,586
3.50%, 04/01/26 (Call 01/01/26)	2,722	2,722,735
3.70%, 06/01/24 (Call 03/01/24)	350	354,316
4.00%, 06/01/28 (Call 03/01/28)(b)	375	376,106
4.20%, 04/01/49 (Call 10/01/48)	2,024	1,950,853
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,833	1,670,321
1.90%, 06/15/28 (Call 04/15/28)	1,820	1,596,650
2.40%, 06/15/31 (Call 03/05/31)	2,645	2,241,690
2.80%, 06/15/30 (Call 03/15/30)	2,292	2,029,841
2.95%, 09/01/26 (Call 06/01/26)(b)	3,372	3,248,956
3.75%, 06/15/50 (Call 12/15/49)(b)	2,154	1,774,293
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	102	106,534

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 07/01/22)(b)	$427	$412,888
0.95%, 10/01/24 (Call 10/01/22)(b)	480	455,141
1.60%, 12/15/30 (Call 09/15/30)	2,088	1,714,039
2.35%, 06/15/32 (Call 03/15/32)	115	98,993
2.40%, 10/01/26 (Call 07/01/26)	2,571	2,425,918
2.90%, 03/15/51 (Call 09/15/50)(b)	2,805	2,141,113
3.05%, 06/01/31 (Call 03/01/31)	2,149	1,980,626
3.10%, 06/15/41 (Call 12/15/40)	100	83,093
3.12%, 09/01/27 (Call 06/01/27)	1,900	1,837,129
3.25%, 04/01/28 (Call 01/01/28)	2,187	2,111,745
4.00%, 03/15/33 (Call 12/15/32)(b)	2,792	2,762,181
4.05%, 09/01/23 (Call 06/01/23)	1,114	1,125,808
4.20%, 09/01/48 (Call 03/01/48)	3,051	2,958,494
4.20%, 04/01/50 (Call 10/01/49)	2,856	2,711,743
4.95%, 01/15/45 (Call 01/15/25)	660	662,449
5.40%, 11/01/24	191	199,591
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,543	3,336,372
3.50%, 06/01/51 (Call 03/01/51)	455	382,054
3.85%, 06/01/49 (Call 12/01/48)	2,724	2,444,463
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	839	697,780
3.55%, 09/30/49 (Call 03/30/49)	1,585	1,325,250
4.00%, 03/30/29 (Call 12/30/28)(b)	532	528,404
4.50%, 03/30/39 (Call 09/30/38)(b)	175	168,921
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,749	3,655,725
2.90%, 09/15/29 (Call 06/15/29)(b)	2,720	2,454,827
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,420	1,363,626
3.10%, 04/01/27 (Call 01/01/27)	1,780	1,730,676
3.25%, 09/01/49 (Call 03/01/49)	1,113	893,416
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,171,329
4.10%, 04/01/43 (Call 10/01/42)	1,400	1,273,902
4.13%, 03/01/42 (Call 09/01/41)	1,367	1,280,127
4.25%, 12/01/45 (Call 06/01/45)	1,274	1,174,042
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	1,425	1,434,775
4.20%, 06/15/47 (Call 12/15/46)	1,295	1,181,946
4.20%, 03/15/48 (Call 09/15/47)	1,054	972,673
5.30%, 10/01/41 (Call 04/01/41)	1,451	1,546,302
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)(b)	1,708	1,568,764
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(b)	1,023	900,608
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	2,400	2,080,728
2.90%, 03/01/27 (Call 02/01/27)	1,870	1,798,285
3.38%, 03/01/32 (Call 12/01/31)	1,895	1,741,884
3.45%, 01/15/50 (Call 07/15/49)	2,535	2,023,234
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,641	1,625,394
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,696	2,680,363
Series M, 3.30%, 01/15/28 (Call 10/15/27)(b)	761	731,762
Series N, 3.80%, 12/01/23 (Call 11/01/23)(b)	2,684	2,712,424
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,912	1,907,679
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	3,051	2,788,034
Series R, 1.65%, 08/15/30 (Call 05/15/30)(b)	2,331	1,905,989
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,375	1,251,937
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(d)	1,495	1,422,179
3.35%, 03/15/32 (Call 12/15/31)(d)	75	68,988
Security	Par (000)	Value

Electric (continued)
3.40%, 04/15/26 (Call 01/15/26)	$2,862	$2,823,935
3.95%, 06/15/25 (Call 03/15/25)	3,683	3,730,032
4.05%, 04/15/30 (Call 01/15/30)	4,850	4,776,086
4.10%, 03/15/52 (Call 09/15/51)(d)	1,375	1,232,756
4.45%, 04/15/46 (Call 10/15/45)	1,868	1,774,226
4.70%, 04/15/50 (Call 10/15/49)	2,907	2,861,476
4.95%, 06/15/35 (Call 12/15/34)	1,894	1,889,511
5.10%, 06/15/45 (Call 12/15/44)	2,100	2,160,963
5.63%, 06/15/35	2,184	2,342,274
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	3,116	3,090,262
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	863	769,623
2.75%, 06/01/23 (Call 12/01/22)(b)	1,198	1,200,672
2.85%, 04/01/25 (Call 03/01/25)(b)	5,160	5,136,212
2.88%, 12/04/51 (Call 06/04/51)	4,622	3,664,645
3.13%, 12/01/25 (Call 06/01/25)(b)	1,893	1,895,272
3.15%, 10/01/49 (Call 04/01/49)	2,999	2,494,808
3.25%, 06/01/24 (Call 12/01/23)	2,526	2,547,016
3.70%, 12/01/47 (Call 06/01/47)	3,205	2,923,569
3.80%, 12/15/42 (Call 06/15/42)(b)	1,268	1,178,175
3.95%, 03/01/48 (Call 09/01/47)	4,062	3,863,571
3.99%, 03/01/49 (Call 09/01/48)	2,570	2,417,419
4.05%, 06/01/42 (Call 12/01/41)(b)	2,335	2,248,465
4.05%, 10/01/44 (Call 04/01/44)	2,488	2,376,936
4.13%, 02/01/42 (Call 08/01/41)(b)	1,738	1,686,034
4.13%, 06/01/48 (Call 12/01/47)	2,141	2,060,413
4.95%, 06/01/35	364	388,199
5.25%, 02/01/41 (Call 08/01/40)	1,925	2,086,045
5.63%, 04/01/34	320	368,112
5.65%, 02/01/37	2,412	2,692,130
5.69%, 03/01/40	1,233	1,412,081
5.95%, 02/01/38(b)	1,848	2,139,393
5.96%, 04/01/39	640	739,885
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,267	5,077,177
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(b)	295	289,625
3.25%, 03/30/27 (Call 12/30/26)	850	823,701
4.30%, 03/15/42	4,508	4,123,873
4.30%, 03/15/43	1,502	1,355,195
5.13%, 05/15/52 (Call 11/15/51)	1,000	1,039,150
Series 10-C, 4.75%, 09/01/40	2,589	2,459,887
Series A, 2.10%, 07/30/23	1,661	1,649,190
Series A, 2.20%, 09/15/24 (Call 08/15/24)(b)	2,377	2,316,196
Series A, 3.25%, 03/15/51 (Call 09/15/50)	420	327,554
Series B, 2.65%, 09/15/29 (Call 06/15/29)(b)	1,387	1,244,805
Series B, 3.70%, 01/30/50 (Call 07/30/49)	1,568	1,300,358
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,586	1,560,339
Iberdrola International BV
5.81%, 03/15/25(b)	320	341,226
6.75%, 07/15/36(b)	1,632	1,983,321
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	341	319,674
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,030	1,598,260
3.85%, 05/15/28 (Call 02/15/28)(b)	1,627	1,616,392
4.25%, 08/15/48 (Call 02/15/48)	1,560	1,439,584
6.05%, 03/15/37	215	241,987
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,818	1,726,482

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series L, 3.75%, 07/01/47 (Call 01/01/47)	$1,708	$1,458,017
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	722	628,212
3.10%, 11/30/51 (Call 05/30/51)(b)	1,180	886,959
3.25%, 12/01/24 (Call 09/01/24)(b)	3,135	3,138,104
3.50%, 09/30/49 (Call 03/30/49)	1,364	1,114,170
3.60%, 04/01/29 (Call 01/01/29)	642	618,946
3.70%, 09/15/46 (Call 03/15/46)(b)	2,018	1,726,964
4.10%, 09/26/28 (Call 06/26/28)	2,637	2,691,032
6.25%, 07/15/39	640	745,997
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)(b)	1,468	1,466,723
4.25%, 05/01/30 (Call 02/01/30)	1,410	1,344,971
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(b)	1,575	1,534,774
3.35%, 11/15/27 (Call 08/15/27)(b)	1,595	1,549,415
3.65%, 06/15/24 (Call 03/15/24)(b)	1,202	1,203,959
5.30%, 07/01/43 (Call 01/01/43)	1,596	1,660,079
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	168	172,508
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,085	1,686,202
4.38%, 10/01/45 (Call 04/01/45)(b)	1,891	1,764,662
5.13%, 11/01/40 (Call 05/01/40)(b)	3,044	3,157,359
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	645	605,410
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,171,021
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,270	1,711,625
3.10%, 05/01/27 (Call 02/01/27)(b)	1,910	1,872,125
3.15%, 04/15/50 (Call 10/15/49)	1,677	1,368,281
3.50%, 10/15/24 (Call 07/15/24)	4,253	4,292,128
3.65%, 04/15/29 (Call 01/15/29)	4,130	4,101,007
3.65%, 08/01/48 (Call 02/01/48)	3,048	2,705,496
3.95%, 08/01/47 (Call 02/01/47)	2,293	2,126,368
4.25%, 05/01/46 (Call 11/01/45)(b)	1,930	1,839,367
4.25%, 07/15/49 (Call 01/15/49)	3,444	3,341,851
4.40%, 10/15/44 (Call 04/15/44)	1,412	1,367,042
4.80%, 09/15/43 (Call 03/15/43)(b)	717	736,316
5.75%, 11/01/35	180	203,186
5.80%, 10/15/36	1,679	1,905,027
6.75%, 12/30/31	985	1,192,333
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,540	3,512,317
Series 12-A, 4.25%, 03/15/42	2,441	2,219,943
Series B, 3.10%, 07/30/51 (Call 01/30/51)	1,909	1,418,597
National Grid USA, 5.80%, 04/01/35	1,175	1,272,877
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	309	295,898
1.00%, 06/15/26 (Call 05/15/26)	967	876,518
1.35%, 03/15/31 (Call 12/15/30)	1,179	938,873
1.65%, 06/15/31 (Call 03/15/31)(b)	1,275	1,033,604
1.88%, 02/07/25	1,290	1,242,721
2.40%, 03/15/30 (Call 12/15/29)	2,625	2,342,156
2.75%, 04/15/32 (Call 01/15/32)	1,190	1,071,845
2.85%, 01/27/25 (Call 10/27/24)	1,757	1,737,111
2.95%, 02/07/24 (Call 12/07/23)	3,946	3,950,222
3.05%, 04/25/27 (Call 01/25/27)	1,636	1,594,724
3.25%, 11/01/25 (Call 08/01/25)	2,475	2,454,878
3.40%, 11/15/23 (Call 08/15/23)	544	546,970
Security	Par (000)	Value

Electric (continued)
3.40%, 02/07/28 (Call 11/07/27)(b)	$2,360	$2,309,779
3.45%, 06/15/25(b)	1,080	1,080,086
3.70%, 03/15/29 (Call 12/15/28)	2,690	2,644,109
3.90%, 11/01/28 (Call 08/01/28)(b)	1,240	1,232,089
4.02%, 11/01/32 (Call 05/01/32)	2,149	2,101,464
4.30%, 03/15/49 (Call 09/15/48)	1,904	1,833,190
4.40%, 11/01/48 (Call 05/01/48)	1,240	1,204,040
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)	157	147,476
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	575	546,279
Series C, 8.00%, 03/01/32	1,093	1,390,438
Series D, 1.00%, 10/18/24	1,160	1,104,877
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(b)	2,424	2,381,095
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	510	453,691
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(b)	1,225	947,072
Series N, 6.65%, 04/01/36	845	1,004,595
Series R, 6.75%, 07/01/37	1,470	1,763,574
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,485	5,061,009
1.90%, 06/15/28 (Call 04/15/28)	3,125	2,785,812
2.25%, 06/01/30 (Call 03/01/30)(b)	2,497	2,171,866
2.44%, 01/15/32 (Call 10/15/31)	3,103	2,659,954
2.75%, 11/01/29 (Call 08/01/29)	3,537	3,200,101
3.00%, 01/15/52 (Call 07/15/51)(b)	2,160	1,629,612
3.50%, 04/01/29 (Call 01/01/29)	4,124	3,937,307
3.55%, 05/01/27 (Call 02/01/27)	4,969	4,919,558
3.80%, 03/15/82 (Call 03/15/27)(a)	110	93,444
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	2,848	2,522,160
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	171	159,367
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	1,215	1,073,781
2.60%, 06/01/51 (Call 12/01/50)	1,705	1,270,805
2.90%, 03/01/50 (Call 09/01/49)	2,614	2,081,188
3.20%, 04/01/52 (Call 10/01/51)	1,460	1,209,522
3.40%, 08/15/42 (Call 02/15/42)(b)	1,078	935,284
3.60%, 05/15/46 (Call 11/15/45)	861	768,322
3.60%, 09/15/47 (Call 03/15/47)	2,013	1,772,084
4.00%, 08/15/45 (Call 02/15/45)	1,667	1,519,270
4.13%, 05/15/44 (Call 11/15/43)	1,485	1,410,527
4.50%, 06/01/52 (Call 12/01/51)	1,040	1,084,512
5.35%, 11/01/39	925	1,027,814
6.20%, 07/01/37	983	1,169,062
6.25%, 06/01/36	1,110	1,325,129
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	405	367,120
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	851	718,712
3.10%, 06/01/51 (Call 12/01/50)	335	259,856
3.20%, 05/15/27 (Call 02/15/27)(b)	2,286	2,239,297
3.25%, 05/15/29 (Call 02/15/29)(b)	1,932	1,857,058
3.95%, 04/01/30 (Call 01/01/30)(b)	2,456	2,452,955
4.40%, 03/01/44 (Call 09/01/43)	1,535	1,468,657
4.55%, 06/01/52 (Call 12/01/51)	1,630	1,668,126
5.50%, 03/15/40	180	198,299
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,276,096
4.50%, 04/01/47 (Call 10/01/46)(d)	1,830	1,668,411

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.05%, 10/01/48 (Call 04/01/48)	$1,540	$1,526,001
5.25%, 09/01/50	917	921,319
5.38%, 11/01/40	1,640	1,660,024
5.95%, 11/01/39(b)	1,611	1,752,172
Ohio Edison Co., 6.88%, 07/15/36	1,170	1,408,657
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,152	1,900,560
4.15%, 04/01/48 (Call 10/01/47)	1,637	1,482,173
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,018	1,816,079
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,571	2,107,397
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,045	774,941
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(b)	1,706	1,601,081
3.30%, 03/15/30 (Call 09/15/29)	1,346	1,274,918
3.80%, 08/15/28 (Call 02/15/28)(b)	1,187	1,174,916
3.85%, 08/15/47 (Call 02/15/47)	1,405	1,222,252
4.15%, 04/01/47 (Call 10/01/46)	1,320	1,221,370
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	4,305	3,931,541
2.70%, 11/15/51 (Call 05/15/51)	1,835	1,386,324
2.75%, 06/01/24 (Call 05/01/24)	4,300	4,276,866
2.75%, 05/15/30 (Call 02/15/30)(b)	1,867	1,728,749
2.95%, 04/01/25 (Call 01/01/25)	911	901,489
3.10%, 09/15/49 (Call 03/15/49)	1,595	1,296,336
3.70%, 11/15/28 (Call 08/15/28)	3,158	3,149,284
3.70%, 05/15/50 (Call 11/15/49)	1,796	1,615,286
3.75%, 04/01/45 (Call 10/01/44)(b)	2,306	2,065,761
3.80%, 09/30/47 (Call 03/30/47)	1,582	1,433,150
3.80%, 06/01/49 (Call 12/01/48)	2,208	2,007,028
4.10%, 11/15/48 (Call 05/15/48)	1,420	1,342,851
4.15%, 06/01/32 (Call 03/01/32)(b)	1,195	1,229,285
4.55%, 12/01/41 (Call 06/01/41)	1,066	1,068,015
4.60%, 06/01/52 (Call 12/01/51)(d)	4,350	4,546,228
5.25%, 09/30/40	992	1,089,226
5.30%, 06/01/42 (Call 12/01/41)(b)	1,533	1,682,559
5.35%, 10/01/52 (Call 04/01/52)(b)	40	45,378
5.75%, 03/15/29 (Call 12/15/28)	529	583,371
7.00%, 05/01/32(b)	682	838,424
7.25%, 01/15/33	857	1,081,483
7.50%, 09/01/38	1,384	1,815,158
Pacific Gas & Electric Co., 3.25%, 02/16/24 (Call 02/16/23)	265	261,507
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)	180	175,442
2.10%, 08/01/27 (Call 06/01/27)	4,630	4,041,944
2.50%, 02/01/31 (Call 11/01/30)	7,178	5,750,942
2.95%, 03/01/26 (Call 12/01/25)	2,563	2,380,027
3.00%, 06/15/28 (Call 04/15/28)	3,410	3,056,042
3.15%, 01/01/26	2,538	2,393,227
3.25%, 06/15/23 (Call 03/15/23)	8,135	8,099,450
3.25%, 06/01/31 (Call 03/01/31)	2,065	1,734,910
3.30%, 03/15/27 (Call 12/15/26)	1,549	1,431,539
3.30%, 12/01/27 (Call 09/01/27)(b)	2,106	1,920,335
3.30%, 08/01/40 (Call 02/01/40)	3,572	2,632,528
3.40%, 08/15/24 (Call 05/15/24)(b)	100	98,260
3.45%, 07/01/25	1,717	1,661,060
3.50%, 06/15/25 (Call 03/15/25)	570	551,931
3.50%, 08/01/50 (Call 02/01/50)	6,570	4,680,994
3.75%, 02/15/24 (Call 11/15/23)(b)	110	109,251
3.75%, 07/01/28(b)	3,599	3,315,399
Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/42 (Call 02/15/42)	$408	$288,709
3.85%, 11/15/23 (Call 08/15/23)(b)	2,205	2,206,014
3.95%, 12/01/47 (Call 06/01/47)	2,793	2,046,403
4.00%, 12/01/46 (Call 06/01/46)	2,504	1,839,188
4.20%, 03/01/29 (Call 01/01/29)	1,460	1,372,020
4.20%, 06/01/41 (Call 12/01/40)(b)	1,832	1,423,629
4.25%, 08/01/23 (Call 07/01/23)	8,777	8,817,989
4.25%, 03/15/46 (Call 09/15/45)	2,037	1,561,340
4.30%, 03/15/45 (Call 09/15/44)	2,039	1,554,941
4.40%, 03/01/32 (Call 12/01/31)	1,610	1,465,116
4.45%, 04/15/42 (Call 10/15/41)	1,436	1,121,401
4.50%, 07/01/40 (Call 01/01/40)	6,748	5,531,066
4.55%, 07/01/30 (Call 01/01/30)	10,474	9,781,983
4.60%, 06/15/43 (Call 12/15/42)	1,356	1,077,152
4.65%, 08/01/28 (Call 05/01/28)	1,115	1,067,100
4.75%, 02/15/44 (Call 08/15/43)(b)	1,485	1,199,479
4.95%, 07/01/50 (Call 01/01/50)(b)	10,342	8,647,463
5.25%, 03/01/52 (Call 09/01/51)	1,455	1,285,667
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,470	1,334,892
2.90%, 06/15/52 (Call 12/15/51)	685	526,005
2.95%, 06/01/23 (Call 03/01/23)	1,084	1,085,442
3.30%, 03/15/51 (Call 09/15/50)	2,324	1,909,654
3.50%, 06/15/29 (Call 03/15/29)	2,395	2,322,863
3.60%, 04/01/24 (Call 01/01/24)(b)	2,325	2,350,366
4.10%, 02/01/42 (Call 08/01/41)	1,386	1,269,521
4.13%, 01/15/49 (Call 07/15/48)	1,760	1,644,421
4.15%, 02/15/50 (Call 08/15/49)	1,587	1,488,320
5.25%, 06/15/35	879	925,385
5.75%, 04/01/37(b)	512	565,821
6.00%, 01/15/39	2,353	2,674,373
6.10%, 08/01/36	1,980	2,248,706
6.25%, 10/15/37	2,347	2,745,145
6.35%, 07/15/38	680	797,844
PacifiCorp., 7.70%, 11/15/31(b)	50	62,785
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	355	269,598
2.85%, 09/15/51 (Call 03/15/51)	720	550,289
3.00%, 09/15/49 (Call 03/15/49)	1,050	817,446
3.05%, 03/15/51 (Call 09/15/50)	890	701,106
3.15%, 10/15/25 (Call 07/15/25)(b)	835	833,205
3.70%, 09/15/47 (Call 03/15/47)	1,421	1,276,939
3.90%, 03/01/48 (Call 09/01/47)	2,572	2,377,737
4.15%, 10/01/44 (Call 04/01/44)	855	806,034
4.60%, 05/15/52 (Call 11/15/51)	1,270	1,326,731
5.95%, 10/01/36	650	746,090
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/48	420	335,693
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	2,176	2,005,837
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(b)	2,128	1,969,124
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)(b)	2,332	2,356,090
4.15%, 03/15/43 (Call 09/15/42)	2,239	2,099,040
6.50%, 11/15/37	210	252,355
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	4,191	4,069,796
4.13%, 04/15/30 (Call 01/15/30)	465	458,853
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,762	1,382,289

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 06/01/47 (Call 12/01/46)	$683	$625,246
4.13%, 06/15/44 (Call 12/15/43)	851	790,026
4.15%, 10/01/45 (Call 04/01/45)	1,395	1,285,841
4.15%, 06/15/48 (Call 12/15/47)	1,570	1,484,513
4.75%, 07/15/43 (Call 01/15/43)	1,055	1,068,683
6.25%, 05/15/39(b)	1,460	1,718,143
Progress Energy Inc.
6.00%, 12/01/39	2,747	3,014,668
7.00%, 10/30/31	1,165	1,354,977
7.75%, 03/01/31	1,884	2,280,620
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	325	276,796
3.60%, 09/15/42 (Call 03/15/42)	713	641,871
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,770,490
3.80%, 06/15/47 (Call 12/15/46)	1,714	1,561,917
4.05%, 09/15/49 (Call 03/15/49)	1,931	1,810,293
4.10%, 06/01/32 (Call 03/01/32)	1,080	1,103,414
4.10%, 06/15/48 (Call 12/15/47)	1,800	1,699,380
4.30%, 03/15/44 (Call 09/15/43)	1,381	1,300,515
4.50%, 06/01/52 (Call 12/01/51)	1,080	1,106,060
6.50%, 08/01/38	60	72,542
Series 17, 6.25%, 09/01/37(b)	789	953,088
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,374	1,120,841
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,709	2,322,182
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,340	997,992
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	237	238,341
3.60%, 07/01/49 (Call 01/01/49)	1,730	1,504,218
Series V, 2.20%, 06/15/31 (Call 03/15/31)(b)	120	104,489
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,060	906,936
Series K, 3.15%, 08/15/51 (Call 02/15/51)(b)	500	382,670
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,110	1,019,202
1.90%, 08/15/31 (Call 05/15/31)(b)	1,725	1,465,284
2.05%, 08/01/50 (Call 02/01/50)	950	616,702
2.25%, 09/15/26 (Call 06/15/26)	1,179	1,118,329
2.45%, 01/15/30 (Call 10/15/29)	3,537	3,210,747
2.70%, 05/01/50 (Call 11/01/49)	605	457,084
3.00%, 05/15/25 (Call 02/15/25)	438	434,334
3.00%, 05/15/27 (Call 02/15/27)(b)	1,774	1,726,812
3.00%, 03/01/51 (Call 09/01/50)	85	67,174
3.10%, 03/15/32 (Call 12/15/31)	90	84,384
3.15%, 01/01/50 (Call 07/01/49)	1,565	1,261,327
3.20%, 05/15/29 (Call 02/15/29)(b)	1,395	1,339,939
3.20%, 08/01/49 (Call 02/01/49)(b)	1,685	1,382,644
3.25%, 09/01/23 (Call 08/01/23)	1,200	1,207,152
3.60%, 12/01/47 (Call 06/01/47)	1,639	1,432,371
3.65%, 09/01/28 (Call 06/01/28)	2,023	2,007,261
3.65%, 09/01/42 (Call 03/01/42)	1,910	1,698,448
3.70%, 05/01/28 (Call 02/01/28)(b)	1,544	1,538,720
3.80%, 01/01/43 (Call 07/01/42)	494	445,469
3.80%, 03/01/46 (Call 09/01/45)	2,318	2,099,737
3.85%, 05/01/49 (Call 11/01/48)	3,147	2,860,277
3.95%, 05/01/42 (Call 11/01/41)	200	182,490
4.05%, 05/01/48 (Call 11/01/47)	1,801	1,688,960
5.50%, 03/01/40(b)	247	272,893
5.80%, 05/01/37	193	221,475
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,597	1,462,101
Security	Par (000)	Value

Electric (continued)
0.84%, 11/08/23 (Call 07/01/22)	$7,645	$7,392,791
1.60%, 08/15/30 (Call 05/15/30)	1,468	1,191,693
2.45%, 11/15/31 (Call 08/15/31)	50	42,844
2.88%, 06/15/24 (Call 05/15/24)	4,602	4,556,946
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	2,775	2,469,667
3.65%, 05/15/25 (Call 02/15/25)	1,963	1,947,532
4.10%, 06/15/30 (Call 03/15/30)(b)	1,224	1,170,707
4.22%, 03/15/32 (Call 12/15/31)	2,125	2,030,565
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(b)	390	291,572
3.25%, 09/15/49 (Call 03/15/49)	2,773	2,200,320
4.22%, 06/15/48 (Call 12/15/47)	3,510	3,258,579
4.30%, 05/20/45 (Call 11/20/44)	987	922,124
5.64%, 04/15/41 (Call 10/15/40)	25	27,181
5.76%, 10/01/39	1,320	1,463,576
5.80%, 03/15/40	955	1,059,811
6.27%, 03/15/37	925	1,061,012
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,725	2,625,919
3.70%, 03/15/52 (Call 09/15/51)(b)	20	17,788
4.15%, 05/15/48 (Call 11/15/47)	1,655	1,574,584
4.50%, 08/15/40	483	472,490
6.00%, 06/01/39(b)	940	1,070,735
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,413,326
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,460	2,171,737
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,194	2,030,788
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,936	1,583,009
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,150	2,650,819
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,110	871,927
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	100	92,401
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,010	2,917,352
3.30%, 04/01/25 (Call 03/01/25)	1,050	1,043,490
3.40%, 02/01/28 (Call 11/01/27)	3,442	3,344,316
3.70%, 04/01/29 (Call 02/01/29)	1,400	1,350,594
3.80%, 02/01/38 (Call 08/01/37)	3,477	3,080,796
4.00%, 02/01/48 (Call 08/01/47)	897	791,531
4.13%, 04/01/52 (Call 01/01/27)(a)	3,765	3,284,021
6.00%, 10/15/39	3,056	3,421,987
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,789	2,693,672
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,675	1,612,355
2.25%, 06/01/30 (Call 03/01/30)	1,412	1,206,681
2.75%, 02/01/32 (Call 11/01/31)	2,245	1,948,907
2.85%, 08/01/29 (Call 05/01/29)	2,573	2,326,944
3.45%, 02/01/52 (Call 08/01/51)	1,155	906,317
3.65%, 02/01/50 (Call 08/01/49)	4,464	3,580,039
4.00%, 04/01/47 (Call 10/01/46)	6,489	5,541,995
4.05%, 03/15/42 (Call 09/15/41)	1,602	1,382,894
4.50%, 09/01/40 (Call 03/01/40)	1,495	1,378,315
4.65%, 10/01/43 (Call 04/01/43)(b)	1,738	1,627,081
5.50%, 03/15/40	2,768	2,830,252
5.63%, 02/01/36	1,284	1,339,482
6.00%, 01/15/34	1,254	1,374,798
6.05%, 03/15/39	2,740	2,969,667
6.65%, 04/01/29	1,350	1,470,136
Series 04-G, 5.75%, 04/01/35	644	682,531
Series 05-E, 5.35%, 07/15/35	1,551	1,585,044

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-E, 5.55%, 01/15/37	$1,590	$1,638,972
Series 08-A, 5.95%, 02/01/38	1,887	2,041,187
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)(b)	1,744	1,475,389
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,180	1,068,691
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	355	251,553
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,270	1,250,378
Series B, 3.65%, 03/01/28 (Call 12/01/27)(b)	2,167	2,093,625
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,476	2,353,190
Series C, 3.50%, 10/01/23 (Call 07/01/23)	5,074	5,111,243
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,120	885,998
Series C, 4.13%, 03/01/48 (Call 09/01/47)	3,107	2,665,340
Series C, 4.20%, 06/01/25	1,335	1,342,543
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,406	2,415,672
Series D, 4.70%, 06/01/27 (Call 05/01/27)	1,445	1,469,262
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,861	3,851,116
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,735	1,785,627
Series G, 2.50%, 06/01/31 (Call 03/01/31)(b)	2,172	1,868,441
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,170	948,636
Series J, 0.70%, 08/01/23(b)	25	24,359
Series K, 0.98%, 08/01/24(b)	490	466,946
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	5,788	5,799,865
3.25%, 07/01/26 (Call 04/01/26)	9,588	9,369,777
4.25%, 07/01/36 (Call 01/01/36)	775	742,179
4.40%, 07/01/46 (Call 01/01/46)	5,806	5,385,820
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,000	956,930
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	750	670,590
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	840	734,874
Series A, 3.70%, 04/30/30 (Call 01/30/30)(b)	3,895	3,720,738
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(b)	1,050	963,837
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	938	848,468
4.15%, 12/01/25 (Call 09/01/25)	3,446	3,495,347
5.15%, 09/15/41	2,453	2,400,040
5.25%, 07/15/43	1,060	1,037,072
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,060	1,970,452
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	650	497,452
6.20%, 03/15/40	1,769	1,991,894
Series J, 3.90%, 04/01/45 (Call 10/01/44)	475	398,098
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,690	1,606,514
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,193	1,848,918
Series M, 4.10%, 09/15/28 (Call 06/15/28)(b)	1,595	1,577,120
Series N, 1.65%, 03/15/26 (Call 02/15/26)(b)	1,015	936,256
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(b)	810	810,948
3.40%, 08/15/46 (Call 02/15/46)	1,048	866,968
3.70%, 08/15/47 (Call 02/15/47)	1,615	1,404,259
3.75%, 06/15/49 (Call 12/15/48)	1,393	1,226,091
4.50%, 08/15/41 (Call 02/15/41)	1,811	1,764,367
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,433	1,383,619
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(b)	833	668,632
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	909	795,666
3.45%, 03/15/51 (Call 09/15/50)	160	130,904
3.63%, 06/15/50 (Call 12/15/49)	791	665,769
4.10%, 06/15/42 (Call 12/15/41)	1,036	941,040
4.30%, 06/15/48 (Call 12/15/47)	1,298	1,211,333
4.35%, 05/15/44 (Call 11/15/43)(b)	2,000	1,862,180
4.45%, 06/15/49 (Call 12/15/48)	1,899	1,812,558
Security	Par (000)	Value

Electric (continued)
Toledo Edison Co. (The), 6.15%, 05/15/37	$809	$901,784
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,320	2,705,734
3.05%, 03/15/25 (Call 12/15/24)	260	257,793
3.25%, 05/15/32 (Call 02/15/32)	915	844,252
3.25%, 05/01/51 (Call 11/01/50)	1,130	864,925
4.00%, 06/15/50 (Call 12/15/49)	1,317	1,143,512
4.85%, 12/01/48 (Call 06/01/48)	1,302	1,280,191
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	1,655	1,416,035
2.63%, 03/15/51 (Call 09/15/50)	896	650,012
2.95%, 06/15/27 (Call 03/15/27)	2,633	2,553,088
2.95%, 03/15/30 (Call 12/15/29)	2,869	2,674,683
3.25%, 10/01/49 (Call 04/01/49)	2,651	2,155,608
3.50%, 04/15/24 (Call 01/15/24)	1,920	1,938,144
3.50%, 03/15/29 (Call 12/15/28)	2,239	2,184,861
3.65%, 04/15/45 (Call 10/15/44)	1,470	1,265,905
3.90%, 09/15/42 (Call 03/15/42)(b)	750	678,660
3.90%, 04/01/52 (Call 10/01/51)	350	322,984
4.00%, 04/01/48 (Call 10/01/47)	2,400	2,190,216
5.30%, 08/01/37	115	122,152
8.45%, 03/15/39	103	141,262
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(b)	2,060	1,787,215
2.40%, 03/30/32 (Call 12/30/31)	1,025	899,684
2.45%, 12/15/50 (Call 06/15/50)	2,970	2,099,731
2.95%, 11/15/51 (Call 05/15/51)	2,365	1,837,794
3.30%, 12/01/49 (Call 06/01/49)(b)	1,635	1,369,525
3.45%, 02/15/24 (Call 11/15/23)	1,114	1,122,834
4.00%, 01/15/43 (Call 07/15/42)	1,415	1,296,791
4.45%, 02/15/44 (Call 08/15/43)(b)	1,750	1,697,272
4.60%, 12/01/48 (Call 06/01/48)	2,390	2,397,767
6.35%, 11/30/37	1,502	1,760,374
8.88%, 11/15/38	1,818	2,654,553
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,116	1,041,429
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,192	2,180,054
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,937	3,876,528
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,232	2,218,385
Series A, 3.80%, 04/01/28 (Call 01/01/28)(b)	3,270	3,270,589
Series A, 6.00%, 05/15/37	1,907	2,181,265
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,267	2,196,904
Series B, 3.75%, 05/15/27 (Call 04/15/27)	540	543,537
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,137	1,910,115
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,357	1,266,990
Series B, 6.00%, 01/15/36	1,279	1,458,009
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,980	1,822,016
Series C, 4.63%, 05/15/52 (Call 11/15/51)	1,810	1,872,499
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,115	2,101,993
WEC Energy Group Inc.
0.55%, 09/15/23	1,042	1,012,543
0.80%, 03/15/24 (Call 02/15/24)	815	778,944
1.38%, 10/15/27 (Call 08/15/27)(b)	1,477	1,297,855
1.80%, 10/15/30 (Call 07/15/30)	513	421,773
2.20%, 12/15/28 (Call 10/15/28)	57	50,962
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	1,900	1,684,578
2.05%, 12/15/24 (Call 11/15/24)	1,660	1,621,720
4.30%, 10/15/48 (Call 04/15/48)	745	712,488
5.63%, 05/15/33	100	110,819
5.70%, 12/01/36	475	525,070

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	$1,750	$1,474,725
3.00%, 07/01/29 (Call 04/01/29)	1,943	1,821,193
3.05%, 10/15/27 (Call 07/15/27)	1,155	1,114,540
3.65%, 04/01/50 (Call 10/01/49)	1,715	1,463,187
6.38%, 08/15/37	265	307,681
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)(b)	1,255	945,630
3.30%, 09/01/49 (Call 03/01/49)	1,510	1,227,388
3.67%, 12/01/42	1,105	963,759
4.75%, 11/01/44 (Call 05/01/44)	2,113	2,119,149
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	554	534,981
1.75%, 03/15/27 (Call 02/15/27)	2,485	2,264,879
2.35%, 11/15/31 (Call 05/15/31)	2,675	2,306,385
2.60%, 12/01/29 (Call 06/01/29)	2,946	2,642,680
3.30%, 06/01/25 (Call 12/01/24)(b)	2,549	2,534,802
3.35%, 12/01/26 (Call 06/01/26)	2,682	2,638,417
3.40%, 06/01/30 (Call 12/01/29)	2,305	2,168,636
3.50%, 12/01/49 (Call 06/01/49)	1,495	1,222,820
4.00%, 06/15/28 (Call 12/15/27)(b)	3,541	3,530,129
4.60%, 06/01/32 (Call 12/01/31)	2,640	2,711,491
6.50%, 07/01/36	904	1,062,327
		1,556,514,419
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(b)	1,291	1,058,039
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	364	328,554
1.80%, 10/15/27 (Call 08/15/27)	2,761	2,524,879
1.95%, 10/15/30 (Call 07/15/30)	661	571,329
2.00%, 12/21/28 (Call 10/21/28)	2,200	1,990,604
2.20%, 12/21/31 (Call 09/21/31)(b)	2,140	1,869,953
2.75%, 10/15/50 (Call 04/15/50)	2,305	1,735,942
2.80%, 12/21/51 (Call 06/21/51)	1,975	1,521,955
3.15%, 06/01/25 (Call 03/01/25)(b)	3,640	3,644,222
5.25%, 11/15/39	1,300	1,383,343
		16,628,820
Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	580,999
2.30%, 03/12/31 (Call 12/12/30)(b)	3,459	2,920,226
2.75%, 09/15/29 (Call 06/15/29)	2,179	1,958,071
3.05%, 09/22/26 (Call 06/22/26)(b)	2,681	2,620,007
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,001	1,811,865
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,651	2,604,422
3.55%, 10/01/27 (Call 07/01/27)	1,567	1,487,443
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	926	891,840
2.20%, 09/15/31 (Call 06/15/31)(b)	2,095	1,757,600
2.80%, 02/15/30 (Call 11/15/29)	4,297	3,870,222
3.20%, 04/01/24 (Call 02/01/24)	1,800	1,797,876
4.35%, 06/01/29 (Call 03/01/29)(b)	1,325	1,336,474
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	3,235	2,779,318
3.25%, 09/08/24 (Call 07/08/24)	2,423	2,398,479
3.88%, 01/12/28 (Call 10/12/27)	1,355	1,322,195
4.00%, 04/01/25 (Call 01/01/25)(b)	1,381	1,387,712
Security	Par (000)	Value

Electronics (continued)
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	$2,611	$2,227,836
4.63%, 04/15/26 (Call 01/15/26)	2,851	2,874,350
5.50%, 06/01/32 (Call 03/01/32)	1,080	1,086,383
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,210	2,168,717
4.75%, 06/15/25 (Call 03/15/25)	3,172	3,231,887
4.88%, 06/15/29 (Call 03/15/29)	3,471	3,465,169
4.88%, 05/12/30 (Call 02/12/30)(b)	2,059	2,030,092
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,026	4,879,995
4.30%, 06/15/46 (Call 12/15/45)	1,315	1,201,726
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,429	2,200,091
1.35%, 06/01/25 (Call 05/01/25)(b)	3,389	3,234,495
1.75%, 09/01/31 (Call 06/01/31)	2,995	2,556,951
1.95%, 06/01/30 (Call 03/01/30)	2,166	1,904,131
2.30%, 08/15/24 (Call 07/15/24)(b)	4,670	4,630,258
2.50%, 11/01/26 (Call 08/01/26)(b)	8,269	8,032,507
2.70%, 08/15/29 (Call 05/15/29)(b)	5,030	4,730,866
2.80%, 06/01/50 (Call 12/01/49)(b)	3,770	3,024,746
3.35%, 12/01/23	125	126,239
3.81%, 11/21/47 (Call 05/21/47)	2,520	2,371,043
5.38%, 03/01/41	790	887,589
5.70%, 03/15/36	285	330,144
5.70%, 03/15/37	1,058	1,227,682
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	525	451,857
3.15%, 08/15/27 (Call 05/15/27)	587	564,841
3.35%, 03/01/26 (Call 12/01/25)	1,645	1,618,762
3.50%, 02/15/28 (Call 11/15/27)	2,295	2,255,526
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,280	2,982,045
3.00%, 01/15/31 (Call 10/15/30)(b)	3,961	3,435,771
3.60%, 01/15/30 (Call 10/15/29)(b)	736	673,720
3.95%, 01/12/28 (Call 10/12/27)(b)	2,725	2,674,260
4.25%, 05/15/27 (Call 04/15/27)	780	775,375
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,373	2,157,816
4.55%, 10/30/24 (Call 07/30/24)(b)	3,663	3,739,117
4.60%, 04/06/27 (Call 01/06/27)	3,728	3,805,020
Legrand France SA, 8.50%, 02/15/25(b)	2,802	3,132,440
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(d)	305	286,993
1.75%, 08/09/26 (Call 07/09/26)(d)	3,496	3,116,649
2.38%, 08/09/28 (Call 06/09/28)(d)	3,000	2,595,600
2.65%, 08/09/31 (Call 05/09/31)(d)	2,095	1,723,033
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	2,196	2,212,668
4.75%, 12/01/24 (Call 09/01/24)	2,820	2,873,975
4.90%, 06/15/28 (Call 03/15/28)	2,219	2,243,786
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	150	133,421
3.13%, 08/15/27 (Call 05/15/27)	3,480	3,401,004
3.45%, 08/01/24 (Call 05/01/24)(b)	724	728,098
3.70%, 02/15/26 (Call 11/15/25)	1,454	1,463,902
7.13%, 10/01/37	566	720,309
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	1,780	1,584,414
2.40%, 04/01/28 (Call 02/01/28)	1,270	1,086,053

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.95%, 04/01/31 (Call 01/01/31)(b)	$2,380	$2,002,770
		144,386,871
Energy - Alternate Sources — 0.0%
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	2,694	2,635,055

Entertainment — 0.1%
Magallanes Inc.
3.43%, 03/15/24(d)	7,010	6,980,278
3.53%, 03/15/24 (Call 03/15/23)(b)(d)	165	164,180
3.64%, 03/15/25(d)	15,640	15,453,728
3.76%, 03/15/27 (Call 02/15/27)(d)	16,155	15,683,597
3.79%, 03/15/25 (Call 03/15/23)(d)	75	73,980
4.05%, 03/15/29 (Call 01/15/29)(d)	5,045	4,834,018
4.28%, 03/15/32 (Call 12/15/31)(d)	16,700	15,590,285
5.05%, 03/15/42 (Call 09/15/41)(d)	5,330	4,815,175
5.14%, 03/15/52 (Call 09/15/51)(d)	20,430	18,277,699
5.39%, 03/15/62 (Call 09/15/61)(d)	5,845	5,232,152
		87,105,092
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	758	700,938
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	1,510	1,379,113
1.45%, 02/15/31 (Call 11/15/30)	3,778	3,046,277
1.75%, 02/15/32 (Call 11/15/31)	1,350	1,098,698
2.30%, 03/01/30 (Call 12/01/29)	2,190	1,918,856
2.38%, 03/15/33 (Call 12/15/32)(b)	2,490	2,105,270
2.50%, 08/15/24 (Call 07/15/24)	3,018	2,969,320
2.90%, 07/01/26 (Call 04/01/26)(b)	1,529	1,482,396
3.05%, 03/01/50 (Call 09/01/49)	2,045	1,583,300
3.20%, 03/15/25 (Call 12/15/24)(b)	3,390	3,365,795
3.38%, 11/15/27 (Call 08/15/27)	2,650	2,596,974
3.95%, 05/15/28 (Call 02/15/28)	3,336	3,358,051
5.70%, 05/15/41 (Call 11/15/40)(b)	136	150,642
6.20%, 03/01/40	295	338,250
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,658	2,248,163
2.60%, 02/01/30 (Call 11/01/29)	2,602	2,326,969
2.95%, 01/15/52 (Call 07/15/51)	2,560	1,907,226
3.05%, 04/01/50 (Call 10/01/49)	901	693,310
3.20%, 06/01/32 (Call 03/01/32)(b)	2,305	2,124,426
3.50%, 05/01/29 (Call 02/01/29)(b)	2,076	1,997,403
4.25%, 12/01/28 (Call 09/01/28)	2,327	2,347,710
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(b)	1,483	1,369,462
1.15%, 03/15/28 (Call 01/15/28)(b)	1,220	1,065,646
1.50%, 03/15/31 (Call 12/15/30)	473	388,754
2.00%, 06/01/29 (Call 04/01/29)(b)	1,530	1,362,526
2.50%, 11/15/50 (Call 05/15/50)	237	167,592
2.95%, 06/01/41 (Call 12/01/40)	3,410	2,771,409
3.13%, 03/01/25 (Call 12/01/24)	350	349,647
3.15%, 11/15/27 (Call 08/15/27)(b)	3,473	3,406,700
4.10%, 03/01/45 (Call 09/01/44)(b)	80	75,383
4.15%, 04/15/32 (Call 01/15/32)	40	40,292
4.15%, 07/15/49 (Call 01/15/49)	2,637	2,531,177
		53,267,675
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,505	1,721,193
Bestfoods, Series E, 7.25%, 12/15/26	1,052	1,222,150
Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	$2,988	$2,591,970
3.13%, 04/24/50 (Call 10/24/49)(b)	1,780	1,327,488
3.30%, 03/19/25 (Call 12/19/24)(b)	1,684	1,672,481
3.95%, 03/15/25 (Call 01/15/25)	3,837	3,877,020
4.15%, 03/15/28 (Call 12/15/27)	3,472	3,481,513
4.80%, 03/15/48 (Call 09/15/47)(b)	2,350	2,301,684
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	445	431,752
1.38%, 11/01/27 (Call 09/01/27)	1,418	1,221,153
4.30%, 05/01/24 (Call 04/01/24)	4,855	4,924,621
4.60%, 11/01/25 (Call 09/01/25)	3,051	3,112,447
4.85%, 11/01/28 (Call 08/01/28)(b)	3,245	3,300,652
5.30%, 11/01/38 (Call 05/01/38)	3,896	3,866,507
5.40%, 11/01/48 (Call 05/01/48)	3,518	3,537,842
7.00%, 10/01/28	2,573	2,889,273
8.25%, 09/15/30	1,395	1,670,987
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(b)	1,665	1,397,118
3.50%, 10/01/26 (Call 07/01/26)	1,572	1,528,251
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(b)	2,712	2,292,481
2.88%, 04/15/30 (Call 01/15/30)	3,464	3,153,175
3.00%, 02/01/51 (Call 08/01/50)(b)	2,554	1,946,787
3.20%, 02/10/27 (Call 11/10/26)(b)	2,847	2,792,423
3.65%, 02/15/24 (Call 11/15/23)(b)	3,362	3,396,595
4.00%, 04/17/25 (Call 02/17/25)	4,070	4,146,842
4.20%, 04/17/28 (Call 01/17/28)	5,278	5,372,265
4.70%, 04/17/48 (Call 10/17/47)	10	9,991
5.40%, 06/15/40	282	300,451
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,511	1,417,514
1.70%, 06/01/30 (Call 03/01/30)	1,137	974,409
2.05%, 11/15/24 (Call 10/15/24)	1,280	1,257,574
2.30%, 08/15/26 (Call 05/15/26)	3,957	3,810,551
2.45%, 11/15/29 (Call 08/15/29)	1,638	1,493,447
2.65%, 06/01/50 (Call 12/01/49)	620	463,710
3.13%, 11/15/49 (Call 05/15/49)	1,869	1,518,320
3.20%, 08/21/25 (Call 05/21/25)	878	882,127
Hormel Foods Corp.
0.65%, 06/03/24 (Call 07/01/22)(b)	307	293,953
1.70%, 06/03/28 (Call 04/03/28)(b)	4,550	4,101,234
1.80%, 06/11/30 (Call 03/11/30)(b)	502	427,734
3.05%, 06/03/51 (Call 12/03/50)	3,385	2,666,906
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,279	1,142,863
3.20%, 10/01/26 (Call 07/01/26)(b)	2,980	2,898,527
3.90%, 06/01/50 (Call 12/01/49)(b)	2,300	1,960,842
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(b)	2,175	1,801,509
2.38%, 03/15/30 (Call 12/15/29)(b)	1,965	1,714,521
2.75%, 09/15/41 (Call 03/15/41)(b)	1,070	795,320
3.38%, 12/15/27 (Call 09/15/27)(b)	2,705	2,631,667
3.50%, 03/15/25(b)	5,215	5,197,686
3.55%, 03/15/50 (Call 09/15/49)	2,298	1,792,233
4.25%, 03/15/35	2,062	1,985,685
4.38%, 03/15/45(b)	1,846	1,707,642
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	590	501,689
2.65%, 12/01/23	3,667	3,660,986

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26	$2,976	$2,940,258
3.40%, 11/15/27 (Call 08/15/27)	1,846	1,801,216
4.30%, 05/15/28 (Call 02/15/28)(b)	2,914	2,956,370
4.50%, 04/01/46	1,799	1,726,141
Series B, 7.45%, 04/01/31	4,103	4,905,916
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(b)	1,020	1,106,771
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	6,815	6,587,106
3.75%, 04/01/30 (Call 01/01/30)	2,565	2,446,035
3.88%, 05/15/27 (Call 02/15/27)(b)	4,510	4,467,877
4.25%, 03/01/31 (Call 12/01/30)	1,637	1,607,927
4.38%, 06/01/46 (Call 12/01/45)	9,680	8,573,382
4.63%, 01/30/29 (Call 10/30/28)	1,665	1,675,523
4.63%, 10/01/39 (Call 04/01/39)	1,550	1,430,619
4.88%, 10/01/49 (Call 04/01/49)	2,560	2,394,368
5.00%, 07/15/35 (Call 01/15/35)(b)	2,395	2,393,850
5.00%, 06/04/42	5,155	4,944,676
5.20%, 07/15/45 (Call 01/15/45)	6,065	5,910,221
5.50%, 06/01/50 (Call 12/01/49)	2,655	2,709,268
6.50%, 02/09/40(b)	2,395	2,675,023
6.75%, 03/15/32(b)	1,375	1,588,331
6.88%, 01/26/39	3,160	3,638,519
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(b)	1,755	1,437,363
2.20%, 05/01/30 (Call 02/01/30)	2,208	1,918,399
2.65%, 10/15/26 (Call 07/15/26)	3,347	3,193,138
3.50%, 02/01/26 (Call 11/01/25)(b)	2,736	2,722,785
3.70%, 08/01/27 (Call 05/01/27)	2,425	2,408,146
3.85%, 08/01/23 (Call 05/01/23)	3,730	3,768,419
3.88%, 10/15/46 (Call 04/15/46)	2,541	2,195,780
3.95%, 01/15/50 (Call 07/15/49)	2,881	2,525,802
4.00%, 02/01/24 (Call 11/01/23)(b)	3,199	3,248,649
4.45%, 02/01/47 (Call 08/01/46)	1,476	1,396,163
4.50%, 01/15/29 (Call 10/15/28)	1,996	2,035,201
4.65%, 01/15/48 (Call 07/15/47)	1,824	1,755,436
5.00%, 04/15/42 (Call 10/15/41)	1,276	1,278,475
5.15%, 08/01/43 (Call 02/01/43)	1,925	1,971,932
5.40%, 07/15/40 (Call 01/15/40)	868	909,560
5.40%, 01/15/49 (Call 07/15/48)	2,607	2,769,990
6.90%, 04/15/38	1,515	1,820,469
7.50%, 04/01/31	1,178	1,430,210
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,950	2,656,859
1.85%, 02/15/31 (Call 11/15/30)(b)	1,953	1,606,889
2.50%, 04/15/30 (Call 01/15/30)	2,400	2,117,856
3.15%, 08/15/24 (Call 06/15/24)	4,102	4,085,920
3.40%, 08/15/27 (Call 05/15/27)(b)	4,230	4,137,786
4.20%, 08/15/47 (Call 02/15/47)	1,480	1,360,579
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	3,825	3,636,504
1.50%, 02/04/31 (Call 11/04/30)	2,561	2,070,978
1.88%, 10/15/32 (Call 07/15/32)(b)	2,129	1,726,193
2.13%, 03/17/24	155	152,700
2.63%, 03/17/27 (Call 02/17/27)	200	190,662
2.63%, 09/04/50 (Call 03/04/50)	3,565	2,545,945
2.75%, 04/13/30 (Call 01/13/30)	2,096	1,893,694
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(b)	3,059	2,682,376
2.45%, 12/14/31 (Call 09/14/31)	1,250	1,078,813
3.15%, 12/14/51 (Call 06/14/51)	1,330	1,009,590
Security	Par (000)	Value

Food (continued)
3.25%, 07/15/27 (Call 04/15/27)(b)	$4,015	$3,897,481
3.30%, 07/15/26 (Call 04/15/26)	3,075	3,033,180
3.30%, 02/15/50 (Call 08/15/49)	1,809	1,414,168
3.75%, 10/01/25 (Call 07/01/25)(b)	5,475	5,527,286
4.45%, 03/15/48 (Call 09/15/47)	2,558	2,355,816
4.50%, 04/01/46 (Call 10/01/45)	805	753,770
4.85%, 10/01/45 (Call 04/01/45)	2,320	2,274,458
5.38%, 09/21/35(b)	1,904	2,035,624
5.95%, 04/01/30 (Call 01/01/30)	1,818	1,998,437
6.60%, 04/01/40 (Call 10/01/39)	770	918,233
6.60%, 04/01/50 (Call 10/01/49)	4,087	4,988,470
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,468	5,408,946
3.90%, 09/28/23 (Call 08/28/23)	1,986	2,009,812
3.95%, 08/15/24 (Call 05/15/24)(b)	4,356	4,418,117
4.00%, 03/01/26 (Call 01/01/26)	3,891	3,927,848
4.35%, 03/01/29 (Call 12/01/28)(b)	3,704	3,761,486
4.55%, 06/02/47 (Call 12/02/46)	1,781	1,710,864
4.88%, 08/15/34 (Call 02/15/34)	3,576	3,697,942
5.10%, 09/28/48 (Call 03/28/48)	4,655	4,870,108
5.15%, 08/15/44 (Call 02/15/44)	2,461	2,541,302
		318,347,767
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,278	2,180,342
4.50%, 08/01/24 (Call 05/01/24)	2,190	2,200,841
5.50%, 11/02/47 (Call 05/02/47)	1,475	1,344,300
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	522	523,676
5.50%, 01/17/27	2,979	3,052,939
Georgia-Pacific LLC
7.75%, 11/15/29	1,663	2,043,062
8.00%, 01/15/24(b)	2,944	3,184,289
8.88%, 05/15/31(b)	2,180	2,921,898
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	781	736,100
4.40%, 08/15/47 (Call 02/15/47)	3,403	3,205,864
4.80%, 06/15/44 (Call 12/15/43)(b)	3,660	3,592,619
5.00%, 09/15/35 (Call 03/15/35)(b)	100	105,776
5.15%, 05/15/46 (Call 11/15/45)	300	306,810
6.00%, 11/15/41 (Call 05/15/41)	2,926	3,191,593
7.30%, 11/15/39	2,351	2,885,547
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(b)	1,770	1,535,811
3.13%, 01/15/32 (Call 10/15/31)(b)	325	271,310
3.75%, 01/15/31 (Call 10/15/30)	980	869,730
5.00%, 01/15/30 (Call 10/15/29)	4,031	3,907,571
6.00%, 01/15/29 (Call 10/15/28)(b)	6,147	6,319,608
		44,379,686
Gas — 0.1%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,695	1,392,222
2.63%, 09/15/29 (Call 06/15/29)(b)	570	523,157
2.85%, 02/15/52 (Call 08/15/51)	455	341,418
3.00%, 06/15/27 (Call 03/15/27)	2,055	2,000,645
3.38%, 09/15/49 (Call 03/15/49)(b)	2,691	2,243,890
4.13%, 10/15/44 (Call 04/15/44)(b)	1,726	1,597,206
4.13%, 03/15/49 (Call 09/15/48)	2,344	2,219,534
4.15%, 01/15/43 (Call 07/15/42)(b)	2,489	2,274,000

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.30%, 10/01/48 (Call 04/01/48)	$1,463	$1,405,665
5.50%, 06/15/41 (Call 12/15/40)	2,396	2,609,196
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,815	1,514,999
4.00%, 04/01/28 (Call 01/01/28)	2,029	2,023,380
4.10%, 09/01/47 (Call 03/01/47)	2,058	1,871,216
5.85%, 01/15/41 (Call 07/15/40)(b)	878	973,641
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)(b)	3,692	3,714,558
3.60%, 12/15/24 (Call 09/15/24)	501	501,140
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,356	4,277,287
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,200	1,010,232
3.95%, 09/15/27 (Call 06/15/27)	549	526,562
4.75%, 09/01/28 (Call 06/01/28)	1,973	1,953,625
5.20%, 07/15/25 (Call 04/15/25)	1,609	1,658,251
5.50%, 01/15/26 (Call 12/15/25)(b)	1,585	1,636,940
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	4,854	4,445,293
1.70%, 02/15/31 (Call 11/15/30)	3,385	2,714,838
2.95%, 09/01/29 (Call 06/01/29)	1,824	1,653,274
3.49%, 05/15/27 (Call 02/15/27)	1,514	1,483,039
3.60%, 05/01/30 (Call 02/01/30)	3,794	3,571,330
3.95%, 03/30/48 (Call 09/30/47)	2,951	2,477,925
4.38%, 05/15/47 (Call 11/15/46)	2,056	1,862,777
4.80%, 02/15/44 (Call 08/15/43)	2,959	2,773,737
5.25%, 02/15/43 (Call 08/15/42)	1,230	1,208,955
5.65%, 02/01/45 (Call 08/01/44)	2,157	2,230,748
5.95%, 06/15/41 (Call 12/15/40)	1,760	1,858,648
ONE Gas Inc.
1.10%, 03/11/24 (Call 06/16/22)(b)	610	587,534
2.00%, 05/15/30 (Call 02/15/30)	222	188,704
3.61%, 02/01/24 (Call 11/01/23)	828	833,639
4.50%, 11/01/48 (Call 05/01/48)	1,757	1,622,642
4.66%, 02/01/44 (Call 08/01/43)	1,343	1,277,864
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,085	1,804,547
3.35%, 06/01/50 (Call 12/01/49)	2,105	1,652,930
3.50%, 06/01/29 (Call 03/01/29)	1,694	1,614,585
3.64%, 11/01/46 (Call 05/01/46)	1,092	887,687
4.65%, 08/01/43 (Call 02/01/43)(b)	785	754,613
5.05%, 05/15/52 (Call 11/15/51)	10	10,196
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	2,360	2,290,215
3.15%, 09/15/24 (Call 06/15/24)	3,440	3,447,534
3.20%, 06/15/25 (Call 03/15/25)	1,227	1,219,540
3.75%, 09/15/42 (Call 03/15/42)	1,040	906,256
5.13%, 11/15/40	1,820	1,875,747
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	2,297	2,215,227
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,549	1,411,464
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,605	1,522,471
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	772	693,634
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,278	2,053,412
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,543	1,531,520
3.25%, 06/15/26 (Call 03/15/26)	1,590	1,548,278
3.95%, 10/01/46 (Call 04/01/46)	2,213	1,875,938
4.40%, 06/01/43 (Call 12/01/42)	1,915	1,740,467
4.40%, 05/30/47 (Call 11/30/46)	1,833	1,658,462
5.88%, 03/15/41 (Call 09/15/40)	2,105	2,302,302
Security	Par (000)	Value

Gas (continued)
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	$2,594	$2,102,878
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,605	1,190,348
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,353	1,123,274
3.18%, 08/15/51 (Call 02/15/51)	1,230	885,465
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,770,458
3.80%, 09/29/46 (Call 03/29/46)	1,366	1,114,301
4.05%, 03/15/32 (Call 12/15/31)	2,072	1,965,914
4.15%, 06/01/49 (Call 12/01/48)	1,244	1,056,442
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	305	244,927
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	990	848,479
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,736	1,531,864
		117,911,086
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,340	1,137,459
4.63%, 06/15/28 (Call 03/15/28)	654	655,929
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	1,354	1,106,367
3.25%, 03/01/27 (Call 12/01/26)(b)	1,775	1,763,214
4.10%, 03/01/48 (Call 09/01/47)	505	478,593
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(b)	20	19,581
2.30%, 03/15/30 (Call 12/15/29)(b)	3,730	3,280,237
2.75%, 11/15/50 (Call 05/15/50)	1,690	1,220,146
3.00%, 05/15/32 (Call 02/15/32)(b)	1,757	1,599,081
3.40%, 03/01/26 (Call 01/01/26)	3,160	3,151,184
4.00%, 03/15/60 (Call 03/15/25)(a)(b)	3,140	2,912,319
4.25%, 11/15/28 (Call 08/15/28)(b)	1,586	1,605,904
4.85%, 11/15/48 (Call 05/15/48)	1,412	1,453,484
5.20%, 09/01/40	2,433	2,553,896
		22,937,394
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(b)	4,470	3,964,577
1.40%, 06/30/30 (Call 03/30/30)(b)	2,948	2,521,248
2.95%, 03/15/25 (Call 12/15/24)	4,155	4,159,737
3.40%, 11/30/23 (Call 09/30/23)(b)	4,502	4,557,555
3.75%, 11/30/26 (Call 08/30/26)	5,057	5,178,874
3.88%, 09/15/25 (Call 06/15/25)	3,164	3,248,574
4.75%, 11/30/36 (Call 05/30/36)	6,318	6,925,033
4.75%, 04/15/43 (Call 10/15/42)	2,935	3,129,326
4.90%, 11/30/46 (Call 05/30/46)	8,077	8,888,577
5.30%, 05/27/40	3,400	3,867,976
6.00%, 04/01/39(b)	2,860	3,348,974
6.15%, 11/30/37	2,005	2,453,198
Baxter International Inc.
0.87%, 12/01/23(b)(d)	530	512,356
1.32%, 11/29/24(d)	616	584,843
1.73%, 04/01/31 (Call 01/01/31)	580	472,265
1.92%, 02/01/27 (Call 01/01/27)(d)	7,103	6,504,856
2.27%, 12/01/28 (Call 10/01/28)(d)	5,415	4,849,295
2.54%, 02/01/32 (Call 11/01/31)(d)	895	772,367
2.60%, 08/15/26 (Call 05/15/26)(b)	4,527	4,317,355
3.13%, 12/01/51 (Call 06/01/51)(d)	2,245	1,683,885
3.50%, 08/15/46 (Call 02/15/46)	908	728,570
3.95%, 04/01/30 (Call 01/01/30)(b)	3,685	3,616,717

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	$2,550	$2,433,822
2.65%, 06/01/30 (Call 03/01/30)	1,871	1,675,986
3.45%, 03/01/24 (Call 02/01/24)(b)	1,796	1,809,632
4.55%, 03/01/39 (Call 09/01/38)	2,348	2,292,446
4.70%, 03/01/49 (Call 09/01/48)(b)	2,564	2,546,411
6.75%, 11/15/35	1,083	1,270,857
7.38%, 01/15/40	1,146	1,448,624
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,038	2,923,270
2.80%, 12/10/51 (Call 06/10/51)	4,020	3,028,387
3.35%, 09/15/25 (Call 06/15/25)	886	890,093
4.38%, 09/15/45 (Call 03/15/45)	2,388	2,296,372
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(b)	2,317	2,025,081
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)(b)	2,882	2,813,091
2.60%, 11/15/29 (Call 08/15/29)	3,086	2,830,819
3.25%, 11/15/39 (Call 05/15/39)	3,492	3,057,106
3.40%, 11/15/49 (Call 05/15/49)	1,974	1,660,983
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(b)	2,236	2,268,020
Koninklijke Philips NV
5.00%, 03/15/42(b)	2,827	2,820,272
6.88%, 03/11/38	2,355	2,799,247
Medtronic Inc.
3.50%, 03/15/25	4,220	4,290,094
4.00%, 04/01/43 (Call 10/01/42)(b)	30	29,051
4.38%, 03/15/35	7,185	7,513,067
4.63%, 03/15/45	6,367	6,732,338
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	25	24,221
0.85%, 09/15/24 (Call 09/15/22)	740	694,867
1.90%, 09/15/28 (Call 07/15/28)	2,823	2,437,350
2.25%, 09/15/31 (Call 06/15/31)(b)	2,105	1,736,983
2.55%, 03/15/31 (Call 12/15/30)	820	700,501
3.30%, 09/15/29 (Call 06/15/29)	2,021	1,854,854
3.63%, 03/15/51 (Call 09/15/50)	955	766,521
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	6,240	5,137,579
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,321	2,864,362
3.75%, 03/15/51 (Call 09/15/50)	3,105	2,518,869
Stryker Corp.
0.60%, 12/01/23 (Call 06/13/22)	1,310	1,264,084
1.15%, 06/15/25 (Call 05/15/25)	903	843,646
1.95%, 06/15/30 (Call 03/15/30)	2,803	2,393,510
2.90%, 06/15/50 (Call 12/15/49)(b)	1,821	1,380,008
3.38%, 05/15/24 (Call 02/15/24)	4,280	4,310,816
3.38%, 11/01/25 (Call 08/01/25)	2,688	2,675,098
3.50%, 03/15/26 (Call 12/15/25)	4,664	4,663,160
3.65%, 03/07/28 (Call 12/07/27)	3,437	3,392,285
4.10%, 04/01/43 (Call 10/01/42)	3,000	2,737,350
4.38%, 05/15/44 (Call 11/15/43)	2,533	2,373,953
4.63%, 03/15/46 (Call 09/15/45)	1,980	1,963,210
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	695	676,944
1.22%, 10/18/24 (Call 10/18/22)	595	569,118
1.75%, 10/15/28 (Call 08/15/28)	3,115	2,761,884
2.00%, 10/15/31 (Call 07/15/31)(b)	2,245	1,923,381
2.60%, 10/01/29 (Call 07/01/29)(b)	3,569	3,268,312
Security	Par (000)	Value

Health Care - Products (continued)
2.80%, 10/15/41 (Call 04/15/41)(b)	$960	$775,296
4.10%, 08/15/47 (Call 02/15/47)(b)	2,869	2,772,372
5.30%, 02/01/44 (Call 08/01/43)	1,839	2,026,799
UnitedHealth Group Inc., 4.00%, 05/15/29 (Call 03/15/29)	4,300	4,372,498
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	235	224,145
2.60%, 11/24/31 (Call 08/24/31)	4,500	3,881,250
3.05%, 01/15/26 (Call 12/15/25)(b)	2,508	2,446,980
3.55%, 04/01/25 (Call 01/01/25)(b)	240	240,134
4.45%, 08/15/45 (Call 02/15/45)	1,769	1,579,558
5.75%, 11/30/39	318	333,410
		212,326,535
Health Care - Services — 0.7%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,154	842,905
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	608	560,837
3.63%, 03/01/49 (Call 09/01/48)	2,321	1,944,650
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,937	1,618,441
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,186,795
4.27%, 08/15/48 (Call 02/15/48)	1,861	1,789,240
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	455	395,568
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,266,003
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)(b)	5,025	5,036,155
3.50%, 11/15/24 (Call 08/15/24)	4,565	4,587,825
3.88%, 08/15/47 (Call 02/15/47)	745	650,959
4.13%, 11/15/42 (Call 05/15/42)	3,039	2,698,875
4.50%, 05/15/42 (Call 11/15/41)	1,886	1,763,504
4.75%, 03/15/44 (Call 09/15/43)	979	941,171
6.63%, 06/15/36(b)	2,706	3,194,622
6.75%, 12/15/37	2,918	3,493,780
AHS Hospital Corp.
5.02%, 07/01/45	725	774,155
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	846	608,841
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	320	237,776
Series 2019, 3.89%, 04/15/49	2,873	2,615,349
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,505	3,255,304
2.25%, 05/15/30 (Call 02/15/30)	2,688	2,358,397
2.38%, 01/15/25 (Call 12/15/24)	2,545	2,497,332
2.55%, 03/15/31 (Call 12/15/30)	4,135	3,676,801
2.88%, 09/15/29 (Call 06/15/29)	2,922	2,710,476
3.13%, 05/15/50 (Call 11/15/49)	906	714,834
3.35%, 12/01/24 (Call 10/01/24)(b)	5,544	5,563,182
3.50%, 08/15/24 (Call 05/15/24)	4,733	4,766,936
3.60%, 03/15/51 (Call 09/15/50)	5,393	4,617,379
3.65%, 12/01/27 (Call 09/01/27)	7,108	7,072,815
3.70%, 09/15/49 (Call 03/15/49)	3,737	3,233,028
4.10%, 03/01/28 (Call 12/01/27)	3,718	3,765,999
4.10%, 05/15/32 (Call 02/15/32)(b)	1,917	1,925,166
4.38%, 12/01/47 (Call 06/01/47)	4,873	4,713,214
4.55%, 03/01/48 (Call 09/01/47)	3,425	3,383,146
4.55%, 05/15/52 (Call 11/15/51)	2,150	2,125,017
4.63%, 05/15/42	1,439	1,441,389
4.65%, 01/15/43	3,620	3,641,648
4.65%, 08/15/44 (Call 02/15/44)	1,377	1,363,395

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.10%, 01/15/44	$2,998	$3,128,803
5.85%, 01/15/36(b)	1,004	1,143,295
5.95%, 12/15/34(b)	365	417,812
6.38%, 06/15/37	495	602,752
Ascension Health
3.90%, 11/15/46(b)	3,305	3,135,817
4.80%, 11/15/53(b)	3,470	3,748,676
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,139	1,954,982
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,021	872,169
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,038	865,952
2.34%, 01/01/30 (Call 10/01/29)(b)	1,871	1,650,259
2.91%, 01/01/42 (Call 07/01/41)	170	136,464
2.91%, 01/01/51 (Call 07/01/50)	1,502	1,116,782
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,603	1,296,795
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(b)	485	335,683
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	603	496,950
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,499	2,276,764
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	585	542,997
4.19%, 11/15/45 (Call 05/15/45)	1,208	1,154,558
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,081	908,829
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(b)	4,705	3,511,436
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	625	464,963
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,723	1,442,892
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	3,337	3,162,809
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,120	934,438
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,565	1,195,190
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,610	1,200,770
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(b)	1,095	955,388
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,801	1,239,574
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,703	1,643,770
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	455	321,162
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,263	1,229,253
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,203	877,841
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	966	705,827
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,435	1,439,735
City of Hope
Series 2013, 5.62%, 11/15/43	585	644,483
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	577	546,644
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,360	1,339,260
CommonSpirit Health
1.50%, 10/01/25 (Call 07/01/25)	1,828	1,695,635
2.76%, 10/01/24 (Call 07/01/24)(b)	264	259,061
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,647,585
Security	Par (000)	Value

Health Care - Services (continued)
3.30%, 10/01/29 (Call 04/01/29)	$3,045	$2,830,145
3.82%, 10/01/49 (Call 04/01/49)	3,372	2,917,657
3.91%, 10/01/50 (Call 04/01/50)	1,304	1,070,088
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,556,870
4.35%, 11/01/42	3,408	3,085,194
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)(b)	1,410	1,087,082
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	1,980	1,621,580
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,192	2,066,771
Dignity Health
4.50%, 11/01/42	1,030	963,318
5.27%, 11/01/64	1,455	1,455,029
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,686	1,554,020
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	175	151,930
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,291	1,229,871
4.50%, 07/01/57 (Call 01/01/57)	1,550	1,547,256
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,436	1,833,139
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	2,187	1,631,436
Hartford HealthCare Corp., 3.40%, 07/01/54(b)	2,260	1,861,765
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(b)	4,025	3,370,173
3.13%, 03/15/27 (Call 02/15/27)(b)(d)	965	920,427
3.38%, 03/15/29 (Call 01/15/29)(d)	250	231,838
3.50%, 07/15/51 (Call 01/15/51)	3,625	2,726,399
3.63%, 03/15/32 (Call 12/15/31)(b)(d)	2,582	2,352,899
4.13%, 06/15/29 (Call 03/15/29)	8,085	7,863,471
4.38%, 03/15/42 (Call 09/15/41)(d)	775	679,946
4.50%, 02/15/27 (Call 08/15/26)	4,750	4,799,162
4.63%, 03/15/52 (Call 09/15/51)(d)	1,330	1,175,840
5.00%, 03/15/24	2,458	2,523,850
5.13%, 06/15/39 (Call 12/15/38)	5,185	5,049,205
5.25%, 04/15/25	1,459	1,513,479
5.25%, 06/15/26 (Call 12/15/25)	5,653	5,858,317
5.25%, 06/15/49 (Call 12/15/48)	4,716	4,545,988
5.50%, 06/15/47 (Call 12/15/46)	6,277	6,215,674
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	1,012	908,574
Humana Inc.
0.65%, 08/03/23 (Call 06/08/22)	95	92,573
1.35%, 02/03/27 (Call 01/03/27)	4,025	3,587,764
2.15%, 02/03/32 (Call 11/03/31)	2,750	2,297,157
3.13%, 08/15/29 (Call 05/15/29)	2,522	2,354,287
3.70%, 03/23/29 (Call 02/23/29)	1,925	1,882,130
3.85%, 10/01/24 (Call 07/01/24)(b)	4,409	4,431,354
3.95%, 03/15/27 (Call 12/15/26)(b)	2,179	2,179,109
3.95%, 08/15/49 (Call 02/15/49)	1,702	1,514,780
4.50%, 04/01/25 (Call 03/01/25)	2,433	2,492,730
4.63%, 12/01/42 (Call 06/01/42)(b)	1,685	1,654,501
4.80%, 03/15/47 (Call 09/15/46)	1,645	1,652,189
4.88%, 04/01/30 (Call 01/01/30)(b)	2,299	2,391,328
4.95%, 10/01/44 (Call 04/01/44)(b)	2,706	2,790,048
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	230	229,869

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	$2,350	$2,207,073
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	510	380,307
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	501	482,719
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	1,829	1,633,736
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	255	225,517
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,841	2,638,181
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,478	3,416,196
4.15%, 05/01/47 (Call 11/01/46)	5,847	5,602,420
4.88%, 04/01/42	2,087	2,199,448
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	4,318	3,499,437
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	3,372	2,687,889
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,734	2,138,890
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,165	1,981,083
2.30%, 12/01/24 (Call 11/01/24)	2,160	2,103,732
2.70%, 06/01/31 (Call 03/01/31)	2,049	1,785,908
2.95%, 12/01/29 (Call 09/01/29)	2,012	1,837,499
3.25%, 09/01/24 (Call 07/01/24)(b)	2,797	2,804,636
3.60%, 02/01/25 (Call 11/01/24)	4,054	4,057,730
3.60%, 09/01/27 (Call 06/01/27)	2,945	2,914,372
4.00%, 11/01/23 (Call 08/01/23)	1,182	1,196,338
4.70%, 02/01/45 (Call 08/01/44)	3,628	3,430,165
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	199	184,210
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	1,141,367
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(b)	1,835	1,478,001
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	1,837,354
Mayo Clinic
3.77%, 11/15/43	245	224,631
Series 2016, 4.13%, 11/15/52(b)	2,781	2,696,764
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(b)	2,416	1,896,463
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	1,502	1,438,225
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,597	1,358,504
Memorial Health Services, 3.40%, 11/01/49 (Call 05/01/49)	2,303	1,951,309
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,661,025
5.00%, 07/01/42(b)	690	746,477
Series 2015, 4.20%, 07/01/55	2,084	2,003,870
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	610,844
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	1,281	1,309,746
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	3,216	2,302,109
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,748	1,413,835
Montefiore Obligated Group
4.29%, 09/01/50	1,361	1,022,165
Series 18-C, 5.24%, 11/01/48 (Call 05/01/48)	1,967	1,752,046
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	660	577,262
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	1,243	1,116,065
Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	$1,675	$1,382,511
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,701	1,352,958
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	933	690,327
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	521	538,052
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,764	1,280,699
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,148,723
4.02%, 08/01/45	3,139	2,940,019
4.06%, 08/01/56	553	517,315
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	2,075	1,654,273
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,485	2,961,518
3.98%, 11/01/46 (Call 11/01/45)	2,565	2,353,747
4.26%, 11/01/47 (Call 11/01/46)	1,080	978,782
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	305	225,056
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	906	744,669
3.17%, 11/01/51 (Call 05/01/51)(b)	2,804	2,224,778
3.32%, 11/01/61 (Call 05/01/61)	1,306	1,002,525
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(b)	875	616,026
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	2,085	1,721,730
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,384	1,212,439
2.83%, 11/15/41 (Call 05/15/41)(b)	1,410	1,131,962
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	1,202	965,639
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,683	1,355,774
4.09%, 10/01/48 (Call 04/01/48)	1,707	1,583,584
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,882	1,895,513
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	947	876,051
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,778	1,363,886
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	842	708,156
2.86%, 01/01/52 (Call 07/01/51)	1,261	910,883
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(b)	1,121	850,805
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	905	940,458
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,527	2,268,842
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	1,690	1,169,919
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,110	985,158
Series H, 2.70%, 10/01/26 (Call 07/01/26)(b)	887	857,534
Series I, 3.74%, 10/01/47(b)	2,483	2,146,901
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	636	652,867
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(b)	2,136	1,885,340
2.95%, 06/30/30 (Call 03/30/30)	2,672	2,417,732
3.45%, 06/01/26 (Call 03/01/26)	2,272	2,259,618
3.50%, 03/30/25 (Call 12/30/24)	1,353	1,353,947
4.20%, 06/30/29 (Call 03/30/29)	2,808	2,799,295
4.25%, 04/01/24 (Call 01/01/24)(b)	2,650	2,699,714
4.70%, 03/30/45 (Call 09/30/44)	1,886	1,835,210

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	$920	$722,862
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	548	528,678
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)(b)	924	781,815
3.90%, 07/01/46 (Call 07/01/45)	2,750	2,544,520
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	1,700	1,260,057
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,104	827,095
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	921	661,858
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,633	2,647,429
Series A, 3.82%, 06/01/27 (Call 03/01/27)(b)	25	25,006
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	2,365	1,820,601
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,936	1,744,200
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	605	573,322
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,370	1,136,182
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	2,024,977
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,461	2,214,777
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,029,429
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,282,997
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	692,722
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,601,392
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	2,137	1,415,164
4.33%, 11/15/55(b)	584	560,932
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	1,960	2,053,610
6.02%, 11/15/48	1,163	1,117,562
Series B, 5.33%, 11/15/28	1,522	1,513,766
Trinity Health Corp.
4.13%, 12/01/45	711	673,978
Series 2019, 3.43%,12/01/48(b)	1,620	1,387,141
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	806	615,671
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 06/13/22)(b)	640	613,414
1.15%, 05/15/26 (Call 04/15/26)	3,135	2,890,815
1.25%, 01/15/26(b)	2,448	2,289,810
2.00%, 05/15/30	4,270	3,768,745
2.30%, 05/15/31 (Call 02/15/31)	5,260	4,685,135
2.38%, 08/15/24	4,292	4,257,020
2.75%, 05/15/40 (Call 11/15/39)	5,331	4,359,745
2.88%, 08/15/29	4,259	4,038,213
2.90%, 05/15/50 (Call 11/15/49)(b)	4,143	3,232,493
2.95%, 10/15/27	4,664	4,547,587
3.05%, 05/15/41 (Call 11/15/40)	3,947	3,328,387
3.10%, 03/15/26	3,233	3,214,734
3.13%, 05/15/60 (Call 11/15/59)(b)	1,469	1,128,765
3.25%, 05/15/51 (Call 11/15/50)	3,070	2,569,958
3.38%, 04/15/27(b)	2,483	2,480,790
3.45%, 01/15/27(b)	3,473	3,481,266
3.50%, 06/15/23	2,663	2,698,445
3.50%, 02/15/24(b)	1,626	1,648,211
3.50%, 08/15/39 (Call 02/15/39)	3,844	3,485,201
3.70%, 12/15/25	2,639	2,681,805
3.70%, 08/15/49 (Call 02/15/49)	3,497	3,150,552
Security	Par (000)	Value

Health Care - Services (continued)
3.75%, 07/15/25	$8,679	$8,841,818
3.75%, 10/15/47 (Call 04/15/47)	2,911	2,656,171
3.85%, 06/15/28	4,926	5,015,308
3.88%, 12/15/28	1,832	1,867,962
3.88%, 08/15/59 (Call 02/15/59)	3,080	2,783,334
3.95%, 10/15/42 (Call 04/15/42)	2,580	2,401,645
4.20%, 05/15/32 (Call 02/15/32)	4,450	4,558,357
4.20%, 01/15/47 (Call 07/15/46)	3,856	3,756,592
4.25%, 03/15/43 (Call 09/15/42)	1,371	1,347,624
4.25%, 04/15/47 (Call 10/15/46)	2,369	2,315,745
4.25%, 06/15/48 (Call 12/15/47)	5,263	5,181,897
4.38%, 03/15/42 (Call 09/15/41)	969	963,729
4.45%, 12/15/48 (Call 06/15/48)	3,736	3,768,391
4.63%, 07/15/35(b)	4,126	4,354,952
4.63%, 11/15/41 (Call 05/15/41)	3,471	3,572,076
4.75%, 07/15/45	6,925	7,286,069
4.75%, 05/15/52 (Call 11/15/51)	6,500	6,862,765
4.95%, 05/15/62 (Call 11/15/61)	4,200	4,486,818
5.70%, 10/15/40 (Call 04/15/40)	2,279	2,621,853
5.80%, 03/15/36	1,730	2,014,879
5.95%, 02/15/41 (Call 08/15/40)	1,715	1,995,094
6.50%, 06/15/37	3,083	3,817,771
6.63%, 11/15/37(b)	2,663	3,344,275
6.88%, 02/15/38	3,321	4,271,802
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(d)	2,720	2,429,341
2.65%, 10/15/30 (Call 07/15/30)(b)(d)	2,633	2,226,728
2.65%, 01/15/32 (Call 10/15/31)(b)(d)	2,360	1,946,552
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	642	511,578
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	673	500,604
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,633	2,594,163
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	840	630,706
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	2,941	2,073,729
		601,440,821
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26) (b)	1,300	1,145,924
2.88%, 06/15/27 (Call 05/15/27)	1,250	1,107,200
2.88%, 06/15/28 (Call 04/15/28)	3,405	2,899,357
3.20%, 11/15/31 (Call 08/15/31)	2,580	2,025,248
3.25%, 07/15/25 (Call 06/15/25) (b)	3,675	3,508,045
3.88%, 01/15/26 (Call 12/15/25)	1,366	1,307,125
4.20%, 06/10/24 (Call 05/10/24) (b)	3,008	3,018,919
4.25%, 03/01/25 (Call 01/01/25)	1,377	1,353,577
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,785	1,580,153
2.95%, 03/10/26 (Call 02/10/26) (b)	2,310	2,117,369
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26) (b)(d)	405	363,330
Blackstone Private Credit Fund
1.75%, 09/15/24(d)	1,140	1,065,490
2.35%, 11/22/24(b)(d)	419	393,349
2.63%, 12/15/26 (Call 11/15/26) (d)	2,085	1,813,366
2.70%, 01/15/25 (Call 11/15/24) (d)	860	808,039
3.25%, 03/15/27 (Call 02/15/27) (b)(d)	6,260	5,544,795
4.00%, 01/15/29 (Call 11/15/28) (d)	4,390	3,897,749
4.70%, 03/24/25(d)	3,210	3,142,108

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(d)	$669	$576,156
2.75%, 09/16/26 (Call 08/19/26)(b)	1,350	1,227,757
2.85%, 09/30/28 (Call 07/30/28)(d)	1,790	1,495,706
3.63%, 01/15/26 (Call 12/15/25)	312	297,601
3.65%, 07/14/23	925	925,796
FS KKR Capital Corp.
1.65%, 10/12/24(b)	2,420	2,244,405
2.63%, 01/15/27 (Call 12/15/26)(b)	2,745	2,425,949
3.13%, 10/12/28 (Call 08/12/28)	2,105	1,802,743
3.25%, 07/15/27 (Call 06/15/27)(b)	2,215	1,994,320
3.40%, 01/15/26 (Call 12/15/25)	990	924,244
4.13%, 02/01/25 (Call 01/01/25)(b)	1,840	1,789,860
4.63%, 07/15/24 (Call 06/15/24)(b)	1,854	1,845,527
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(b)	900	848,214
3.75%, 02/10/25 (Call 01/10/25)(b)	1,686	1,664,133
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	3,715	3,177,031
2.50%, 08/24/26 (Call 07/24/26)	1,950	1,724,892
3.38%, 04/15/24 (Call 03/15/24)	1,320	1,294,682
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	2,160	1,954,476
5.20%, 05/01/24	2,489	2,517,325
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)(d)	170	157,814
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	3,550	3,156,092
3.50%, 02/25/25 (Call 01/25/25)(b)	3,061	2,964,303
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,617	2,294,638
2.88%, 06/11/28 (Call 04/11/28)(b)	2,905	2,463,179
3.40%, 07/15/26 (Call 06/15/26)	705	648,537
3.75%, 07/22/25 (Call 06/22/25)(b)	2,096	2,019,182
4.00%, 03/30/25 (Call 02/28/25)	2,242	2,177,296
4.25%, 01/15/26 (Call 12/15/25)	2,215	2,143,478
5.25%, 04/15/24 (Call 03/15/24)	1,207	1,224,345
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(d)	2,985	2,622,322
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(d)	35	31,062
4.70%, 02/08/27 (Call 01/08/27)(b)(d)	460	430,813
5.50%, 03/21/25(d)	340	333,411
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)(b)	816	715,575
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,680	1,497,804
3.44%, 10/15/28 (Call 08/15/28)	1,920	1,577,894
3.71%, 01/22/26 (Call 12/22/25)	1,749	1,610,777
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	475	428,892
3.88%, 11/01/24 (Call 10/01/24)(b)	1,486	1,473,012
		97,792,386
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	5,025	4,464,964
1.40%, 10/15/27 (Call 08/15/27)(b)	1,029	888,912
2.50%, 10/15/24 (Call 09/15/24)	1,765	1,717,398
2.60%, 10/15/25 (Call 09/15/25)	776	743,385
5.75%, 08/15/23 (Call 05/15/23)	2,971	3,052,673
Security	Par (000)	Value

Home Builders (continued)
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	$3,220	$3,272,583
4.75%, 05/30/25 (Call 02/28/25)	2,550	2,603,626
4.75%, 11/29/27 (Call 05/29/27)	3,498	3,522,311
4.88%, 12/15/23 (Call 09/15/23)	2,120	2,157,058
5.00%, 06/15/27 (Call 12/15/26)	1,443	1,470,460
5.25%, 06/01/26 (Call 12/01/25)	2,641	2,724,482
5.88%, 11/15/24 (Call 05/15/24)	2,974	3,096,886
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,817	1,436,066
3.85%, 01/15/30 (Call 07/15/29)	1,796	1,598,799
3.97%, 08/06/61 (Call 02/06/61)	1,220	771,467
6.00%, 01/15/43 (Call 10/15/42)	2,377	2,161,050
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	708	634,665
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	1,380	1,422,394
5.50%, 03/01/26 (Call 12/01/25)	425	444,265
6.00%, 02/15/35	1,483	1,543,388
6.38%, 05/15/33(b)	2,031	2,211,718
7.88%, 06/15/32	444	527,294
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	1,650	1,518,347
4.35%, 02/15/28 (Call 11/15/27)(b)	1,815	1,754,306
4.88%, 11/15/25 (Call 08/15/25)	937	953,182
4.88%, 03/15/27 (Call 12/15/26)(b)	2,105	2,110,199
		48,801,878
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	1,386	1,396,409
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	2,322	2,236,574
3.50%, 11/15/51 (Call 05/15/51)(b)	2,335	1,824,592
3.80%, 11/15/24 (Call 08/15/24)	2,435	2,439,383
4.40%, 03/15/29 (Call 12/15/28)	2,062	2,055,237
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,840	1,562,583
3.70%, 05/01/25	1,646	1,645,621
4.00%, 03/01/24	1,083	1,100,902
4.50%, 06/01/46 (Call 12/01/45)	2,058	1,847,014
4.60%, 05/15/50 (Call 11/15/49)(b)	2,100	1,915,242
4.70%, 05/14/32 (Call 02/14/32)(b)	1,080	1,102,496
4.75%, 02/26/29 (Call 11/26/28)(b)	3,091	3,143,300
		22,269,353
Household Products & Wares — 0.1%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 08/15/22)	77	73,007
2.25%, 02/15/32 (Call 11/15/31)(b)	2,735	2,255,172
2.65%, 04/30/30 (Call 02/01/30)	1,402	1,228,769
4.88%, 12/06/28 (Call 09/06/28)	2,661	2,743,943
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,390	1,193,329
3.15%, 08/01/27 (Call 05/01/27)(b)	3,156	3,072,839
3.95%, 08/01/47 (Call 02/01/47)(b)	2,694	2,422,068
5.00%, 06/15/52 (Call 12/15/51)	1,810	1,896,826
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(b)	1,314	1,104,141
3.10%, 10/01/27 (Call 07/01/27)(b)	2,438	2,377,391
3.50%, 12/15/24 (Call 06/12/22)	1,984	2,017,331
3.90%, 05/15/28 (Call 02/15/28)	2,398	2,398,791

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
4.40%, 05/01/29 (Call 03/01/29)	$1,500	$1,522,410
4.60%, 05/01/32 (Call 02/01/32)(b)	1,500	1,546,545
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(b)	1,706	1,517,078
2.00%, 11/02/31 (Call 08/02/31)	1,350	1,159,623
2.75%, 02/15/26	1,399	1,374,769
2.88%, 02/07/50 (Call 08/07/49)(b)	2,004	1,561,958
3.05%, 08/15/25	1,168	1,164,683
3.10%, 03/26/30 (Call 12/26/29)	1,873	1,793,341
3.20%, 04/25/29 (Call 01/25/29)(b)	1,230	1,193,334
3.20%, 07/30/46 (Call 01/30/46)(b)	2,395	1,989,263
3.90%, 05/04/47 (Call 11/04/46)	1,947	1,793,070
3.95%, 11/01/28 (Call 08/01/28)	2,047	2,089,516
5.30%, 03/01/41	1,915	2,111,249
6.63%, 08/01/37(b)	1,478	1,858,201
		45,458,647
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	688,355
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	2,470	2,467,777
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	470	429,909
2.88%, 10/15/26 (Call 07/15/26)	1,382	1,345,405
3.25%, 03/17/25	3,649	3,644,731
3.60%, 04/01/30 (Call 01/01/30)	5,158	5,051,229
3.63%, 11/15/24	4,143	4,210,075
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,227,529
4.75%, 01/15/49 (Call 07/15/48)	2,443	2,463,497
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	985	755,879
3.63%, 05/15/30 (Call 02/15/30)	3,425	3,298,720
4.90%, 09/15/44 (Call 03/15/44)	1,725	1,734,953
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,500	2,468,525
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	1,300	1,187,732
1.45%, 12/15/30 (Call 09/15/30)	1,024	834,836
3.15%, 06/15/23	1,017	1,022,349
3.28%, 12/15/26 (Call 09/15/26) (b)	2,632	2,619,235
3.85%, 08/10/49 (Call 02/10/49) (b)	2,923	2,628,040
4.20%, 12/15/46 (Call 06/15/46)	2,842	2,708,767
4.50%, 06/15/43	951	930,382
5.35%, 06/01/33	1,464	1,583,623
5.55%, 05/09/35	2,531	2,846,869
5.95%, 04/01/36	216	249,558
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	2,211	2,404,728
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	2,951	2,763,759
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,442	1,463,414
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 06/03/22)	2,692	2,741,371
4.50%, 06/15/47 (Call 12/15/46) (b)	440	389,338
5.25%, 04/02/30 (Call 01/02/30)	442	452,175
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25) (b)	5,243	5,078,894
3.40%, 06/30/30 (Call 03/30/30) (b)	165	156,206
3.75%, 07/10/25 (Call 04/10/25)	2,108	2,116,411
3.88%, 01/15/35 (Call 07/15/34)(b)	100	94,394
Security	Par (000)	Value

Insurance (continued)
3.90%, 04/01/26 (Call 01/01/26)(b)	$7,519	$7,554,866
4.13%, 02/15/24	1,198	1,220,319
4.20%, 04/01/28 (Call 01/01/28)(b)	180	181,406
4.38%, 06/30/50 (Call 12/30/49)(b)	3,419	3,294,206
4.38%, 01/15/55 (Call 07/15/54)	2,300	2,134,400
4.50%, 07/16/44 (Call 01/16/44)(b)	25	23,786
4.75%, 04/01/48 (Call 10/01/47)	2,828	2,870,844
4.80%, 07/10/45 (Call 01/10/45)	3,135	3,108,164
6.25%, 05/01/36	355	414,715
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	2,623	2,479,942
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,086	978,899
3.75%, 05/02/29 (Call 02/02/29)	2,387	2,328,686
4.50%, 12/15/28 (Call 09/15/28)	1,191	1,207,376
6.25%, 09/30/40	1,759	2,016,993
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(b)	3,455	2,854,694
2.60%, 12/02/31 (Call 09/02/31)	1,175	1,015,928
2.85%, 05/28/27 (Call 04/28/27)	1,290	1,233,704
2.90%, 08/23/51 (Call 02/23/51)	2,125	1,541,539
3.90%, 02/28/52 (Call 08/28/51)	2,170	1,870,323
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	2,293	2,299,627
3.88%, 12/15/25 (Call 09/15/25)	986	993,050
4.60%, 06/14/44 (Call 03/14/44)	2,727	2,567,689
4.75%, 05/15/45 (Call 11/15/44)	2,484	2,412,337
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	853	861,965
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,497	1,505,967
5.03%, 12/15/46 (Call 06/15/46)	819	813,185
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	5,022	4,165,900
7.35%, 05/01/34	780	965,219
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,470	2,486,722
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,870	2,414,445
3.05%, 03/09/52 (Call 09/09/51)	1,430	1,038,237
3.50%, 05/20/51 (Call 11/20/50)	637	508,129
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(b)	2,046	2,072,946
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	710	577,883
3.70%, 02/22/30 (Call 11/22/29)(b)	2,037	1,859,292
4.20%, 09/27/23 (Call 08/27/23)	1,488	1,507,032
4.90%, 03/27/28 (Call 12/27/27)	1,505	1,528,132
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,185	1,954,220
3.60%, 09/15/51 (Call 03/15/51)	565	443,858
5.00%, 07/01/24(b)	1,995	2,054,631
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	795	578,514
3.50%, 01/15/31 (Call 10/15/30)	1,640	1,463,766
3.95%, 05/25/51 (Call 11/25/50)	1,650	1,328,992
4.13%, 01/12/28 (Call 10/12/27)	4,040	3,894,156
6.15%, 04/03/30 (Call 01/03/30)	1,182	1,256,100
AXA SA, 8.60%, 12/15/30	2,293	2,800,693
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,214	2,151,632
4.90%, 01/15/40 (Call 01/15/30)(a)(b)	1,765	1,584,935

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	$1,429	$1,418,697
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,140	2,618,917
1.85%, 03/12/30 (Call 12/12/29)(b)	2,891	2,539,454
2.30%, 03/15/27 (Call 02/15/27)(b)	3,765	3,628,895
2.50%, 01/15/51 (Call 07/15/50)	4,230	3,008,884
2.85%, 10/15/50 (Call 04/15/50)	4,124	3,168,675
2.88%, 03/15/32 (Call 12/15/31)	2,284	2,111,558
3.85%, 03/15/52 (Call 09/15/51)	3,975	3,623,968
4.20%, 08/15/48 (Call 02/15/48)	7,952	7,728,072
4.25%, 01/15/49 (Call 07/15/48)	5,214	5,136,416
4.30%, 05/15/43	2,797	2,740,137
4.40%, 05/15/42	3,688	3,660,119
5.75%, 01/15/40(b)	3,288	3,784,817
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	9,651	9,655,729
4.50%, 02/11/43	4,455	4,465,737
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(b)	145	139,857
3.85%, 12/22/51 (Call 06/22/51)(b)	825	594,256
4.70%, 06/22/47 (Call 12/22/46)	3,462	2,937,749
5.63%, 05/15/30 (Call 02/15/30)(b)	3,244	3,355,853
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(b)	2,612	2,169,031
4.20%, 09/15/24 (Call 06/15/24)	2,620	2,643,161
4.20%, 03/17/32 (Call 12/17/31)	1,290	1,220,908
4.50%, 03/15/29 (Call 12/15/28)(b)	2,095	2,084,734
4.95%, 03/17/52 (Call 09/17/51)	1,985	1,833,822
Chubb Corp. (The), 6.00%, 05/11/37	3,440	4,182,455
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	1,130	862,970
3.05%, 12/15/61 (Call 06/15/61)	3,385	2,556,081
3.15%, 03/15/25(b)	1,980	1,974,991
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,407,100
4.15%, 03/13/43	2,315	2,194,759
4.35%, 11/03/45 (Call 05/03/45)	5,630	5,538,175
6.70%, 05/15/36	125	153,901
Cincinnati Financial Corp.
6.13%, 11/01/34	35	40,895
6.92%, 05/15/28(b)	634	733,411
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(b)	560	465,494
3.45%, 08/15/27 (Call 05/15/27)	2,507	2,437,606
3.90%, 05/01/29 (Call 02/01/29)	2,286	2,209,716
3.95%, 05/15/24 (Call 02/15/24)(b)	3,018	3,046,731
4.50%, 03/01/26 (Call 12/01/25)(b)	2,354	2,402,728
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)(b)	888	913,654
5.25%, 05/30/29 (Call 02/28/29)	2,285	2,310,432
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(d)	2,000	1,981,860
3.65%, 04/05/27 (Call 03/05/27)(d)	2,050	1,996,782
3.85%, 04/05/29 (Call 02/05/29)(d)	2,000	1,922,220
3.90%, 04/05/32 (Call 01/05/32)(b)(d)	2,025	1,930,129
4.35%, 04/05/42 (Call 10/05/41)(d)	1,035	946,125
4.40%, 04/05/52 (Call 10/05/51)(d)	1,000	898,180
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	406	340,740
4.95%, 06/01/29 (Call 03/01/29)(b)	2,418	2,432,726
Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$4,903	$4,910,894
5.00%, 04/20/48 (Call 10/20/47)	4,462	4,353,841
7.00%, 04/01/28(b)	124	140,114
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	2,348	1,740,807
3.50%, 10/15/50 (Call 04/15/50)(b)	3,264	2,595,892
4.87%, 06/01/44	1,491	1,465,802
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,138	1,019,375
4.63%, 04/29/30 (Call 01/29/30)(b)	1,252	1,234,510
4.85%, 04/17/28 (Call 01/17/28)(b)	2,174	2,193,827
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(b)	2,644	2,177,863
3.20%, 09/17/51 (Call 03/17/51)	1,195	802,012
3.40%, 06/15/30 (Call 03/15/30)	2,746	2,472,389
4.50%, 08/15/28 (Call 05/15/28)(b)	2,102	2,086,256
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	1,748	1,411,720
4.00%, 05/15/30 (Call 02/15/30)	525	489,363
4.60%, 11/15/24	1,963	1,996,234
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,312	2,759,260
4.55%, 09/15/28 (Call 06/15/28)(b)	2,275	2,310,740
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,970	2,574,752
4.50%, 04/15/26 (Call 01/15/26)	2,077	2,117,128
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,685	2,449,015
2.90%, 09/15/51 (Call 03/15/51)	1,180	863,394
3.60%, 08/19/49 (Call 02/19/49)(b)	2,846	2,372,027
4.30%, 04/15/43	2,126	1,955,941
4.40%, 03/15/48 (Call 09/15/47)	1,718	1,610,848
5.95%, 10/15/36	1,170	1,318,789
6.10%, 10/01/41	2,364	2,662,550
Jackson Financial Inc.
1.13%, 11/22/23(b)(d)	600	579,570
3.13%, 11/23/31 (Call 08/23/31)(b)(d)	185	156,214
4.00%, 11/23/51 (Call 05/23/51)(d)	235	179,963
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	445	369,079
3.80%, 02/23/32 (Call 11/23/31)(b)	590	535,454
4.35%, 02/15/25 (Call 11/15/24)	495	497,698
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	1,550	1,414,545
3.35%, 03/09/25(b)	1,357	1,347,772
3.40%, 01/15/31 (Call 10/15/30)(b)	1,198	1,116,500
3.40%, 03/01/32 (Call 12/01/31)	115	104,934
3.63%, 12/12/26 (Call 09/15/26)	1,063	1,053,890
3.80%, 03/01/28 (Call 12/01/27)	1,979	1,953,906
4.00%, 09/01/23	365	369,957
4.35%, 03/01/48 (Call 09/01/47)	2,233	2,018,565
4.38%, 06/15/50 (Call 12/15/49)(b)	1,057	954,989
6.30%, 10/09/37(b)	1,100	1,263,900
7.00%, 06/15/40	2,337	2,762,334
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	3,515	3,285,470
3.75%, 04/01/26 (Call 01/01/26)(b)	3,687	3,722,838
4.13%, 05/15/43 (Call 11/15/42)	2,812	2,504,508
6.00%, 02/01/35	192	215,226

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(b)	$2,180	$2,068,035
3.70%, 03/16/32 (Call 12/16/31)	2,540	2,439,975
4.06%, 02/24/32 (Call 02/24/27)(a)	2,911	2,815,810
4.15%, 03/04/26	4,546	4,606,644
5.38%, 03/04/46(b)	1,138	1,268,836
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	1,305	1,228,958
3.45%, 05/07/52 (Call 11/07/51)	1,875	1,471,200
3.50%, 11/01/27 (Call 08/01/27)(b)	1,872	1,832,276
4.15%, 09/17/50 (Call 03/17/50)	2,186	1,914,040
4.30%, 11/01/47 (Call 05/01/47)	2,006	1,784,437
5.00%, 04/05/46	2,275	2,237,076
5.00%, 05/20/49 (Call 11/20/48)(b)	1,510	1,505,681
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,965	2,580,143
2.38%, 12/15/31 (Call 09/15/31)(b)	255	221,116
2.90%, 12/15/51 (Call 06/15/51)	710	531,662
3.50%, 06/03/24 (Call 03/03/24)(b)	4,313	4,340,948
3.50%, 03/10/25 (Call 12/10/24)	4,116	4,140,861
3.75%, 03/14/26 (Call 12/14/25)	3,169	3,186,239
3.88%, 03/15/24 (Call 02/15/24)	3,144	3,181,319
4.20%, 03/01/48 (Call 09/01/47)	3,430	3,178,135
4.35%, 01/30/47 (Call 07/30/46)(b)	2,927	2,792,095
4.38%, 03/15/29 (Call 12/15/28)	5,852	5,952,654
4.75%, 03/15/39 (Call 09/15/38)	1,948	1,977,006
4.90%, 03/15/49 (Call 09/15/48)	3,236	3,358,127
5.88%, 08/01/33	655	741,997
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,150	2,144,410
MetLife Inc.
3.00%, 03/01/25(b)	3,323	3,304,856
3.60%, 04/10/24	6,398	6,490,771
3.60%, 11/13/25 (Call 08/13/25)(b)	2,673	2,694,224
4.05%, 03/01/45(b)	3,082	2,863,394
4.13%, 08/13/42	2,903	2,743,741
4.55%, 03/23/30 (Call 12/23/29)(b)	3,790	3,943,457
4.60%, 05/13/46 (Call 11/13/45)	2,109	2,135,447
4.72%, 12/15/44	2,596	2,603,866
4.88%, 11/13/43	3,180	3,297,851
5.70%, 06/15/35(b)	4,363	4,938,611
5.88%, 02/06/41	3,677	4,169,130
6.38%, 06/15/34	1,016	1,217,656
6.40%, 12/15/66 (Call 12/15/31)	2,534	2,630,951
6.50%, 12/15/32	1,530	1,824,372
10.75%, 08/01/69 (Call 08/01/34)	2,062	2,802,382
Series D, 4.37%, 09/15/23(b)	4,762	4,856,240
Munich Re America Corp., Series B, 7.45%, 12/15/26	150	170,222
Nationwide Financial Services Inc., 6.75%, 05/15/87	59	61,317
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,224	993,141
3.88%, 08/26/26 (Call 07/26/26)	3,122	3,102,394
4.88%, 10/01/24 (Call 09/01/24)	2,959	3,042,030
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,266	2,195,323
4.50%, 10/01/50 (Call 04/01/30)(a)	137	122,259
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(b)	1,303	1,141,037
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(b)	3,091	2,624,135
3.10%, 11/15/26 (Call 08/15/26)	3,209	3,116,292
Security	Par (000)	Value

Insurance (continued)
3.40%, 05/15/25 (Call 02/15/25)(b)	$2,849	$2,839,627
3.70%, 05/15/29 (Call 02/15/29)(b)	1,370	1,326,571
4.30%, 11/15/46 (Call 05/15/46)	1,459	1,411,130
4.35%, 05/15/43	1,858	1,727,866
4.63%, 09/15/42	381	369,501
6.05%, 10/15/36	1,975	2,289,815
Progressive Corp. (The)
2.45%, 01/15/27	2,781	2,665,032
2.50%, 03/15/27 (Call 02/15/27)	1,850	1,771,023
3.00%, 03/15/32 (Call 12/15/31)	1,275	1,178,967
3.20%, 03/26/30 (Call 12/26/29)	3,701	3,515,765
3.70%, 01/26/45	620	537,552
3.70%, 03/15/52 (Call 09/15/51)	680	598,305
3.95%, 03/26/50 (Call 09/26/49)	1,699	1,556,403
4.00%, 03/01/29 (Call 12/01/28)(b)	2,852	2,880,178
4.13%, 04/15/47 (Call 10/15/46)	5,006	4,738,880
4.20%, 03/15/48 (Call 09/15/47)	1,240	1,186,630
4.35%, 04/25/44	768	743,969
6.25%, 12/01/32	680	799,252
6.63%, 03/01/29	136	157,281
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(b)	1,731	1,614,711
2.10%, 03/10/30 (Call 12/10/29)(b)	3,975	3,511,674
3.00%, 03/10/40 (Call 09/10/39)(b)	2,812	2,319,759
3.70%, 10/01/50 (Call 07/01/30)(a)(b)	105	90,847
3.70%, 03/13/51 (Call 09/13/50)(b)	4,249	3,724,588
3.88%, 03/27/28 (Call 12/27/27)(b)	1,532	1,541,498
3.91%, 12/07/47 (Call 06/07/47)	3,601	3,250,299
3.94%, 12/07/49 (Call 06/07/49)	3,999	3,630,812
4.35%, 02/25/50 (Call 08/25/49)	4,107	3,974,262
4.42%, 03/27/48 (Call 09/27/47)	2,008	1,932,580
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(b)	2,677	2,468,596
4.60%, 05/15/44	2,696	2,649,494
5.13%, 03/01/52 (Call 11/28/31)(a)	210	201,474
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	2,076	2,017,519
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	3,802	3,722,652
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	6,705	6,639,693
5.70%, 12/14/36	2,004	2,274,320
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	2,962	2,941,384
5.75%, 07/15/33(b)	217	243,830
6.63%, 12/01/37	865	1,039,341
6.63%, 06/21/40	645	762,313
Prudential PLC
3.13%, 04/14/30(b)	1,775	1,648,602
3.63%, 03/24/32 (Call 12/24/31)(b)	2,640	2,481,019
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,241	2,056,767
3.90%, 05/15/29 (Call 02/15/29)	3,158	3,058,302
3.95%, 09/15/26 (Call 06/15/26)(b)	2,766	2,779,194
4.70%, 09/15/23	110	112,057
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,243	1,214,796
3.70%, 04/01/25 (Call 01/01/25)	220	220,812
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,377	2,273,410

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	$315	$313,677
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	1,660	1,419,632
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	620,868
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,618	2,164,140
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(b)	2,026	1,459,692
3.05%, 06/08/51 (Call 12/08/50)	2,445	1,939,961
3.75%, 05/15/46 (Call 11/15/45)	2,170	1,921,036
4.00%, 05/30/47 (Call 11/30/46)	2,749	2,545,519
4.05%, 03/07/48 (Call 09/07/47)(b)	1,490	1,392,435
4.10%, 03/04/49 (Call 09/04/48)	2,121	1,992,976
4.30%, 08/25/45 (Call 02/25/45)	1,682	1,612,348
4.60%, 08/01/43	990	986,416
5.35%, 11/01/40	2,902	3,178,677
6.25%, 06/15/37	2,833	3,448,696
6.75%, 06/20/36	1,102	1,361,069
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	858	1,033,684
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,613	1,625,017
Unum Group
4.00%, 03/15/24	1,170	1,181,431
4.00%, 06/15/29 (Call 03/15/29)	2,191	2,120,537
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,548,620
4.50%, 12/15/49 (Call 06/15/49)	745	607,629
5.75%, 08/15/42	2,380	2,315,264
Voya Financial Inc.
3.65%, 06/15/26	2,607	2,574,517
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	903	779,614
4.80%, 06/15/46	1,849	1,793,530
5.70%, 07/15/43	2,173	2,344,145
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,350	916,987
3.55%, 03/30/52 (Call 09/30/51)	548	440,230
4.00%, 05/12/50 (Call 11/12/49)	2,159	1,884,872
4.75%, 08/01/44	1,231	1,208,780
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,294	2,061,503
3.60%, 05/15/24 (Call 03/15/24)(b)	2,090	2,089,457
3.88%, 09/15/49 (Call 03/15/49)	1,425	1,168,642
4.50%, 09/15/28 (Call 06/15/28)	2,978	2,967,160
4.65%, 06/15/27 (Call 05/15/27)	2,170	2,185,559
5.05%, 09/15/48 (Call 03/15/48)	2,962	2,879,301
XLIT Ltd.
4.45%, 03/31/25(b)	2,535	2,587,880
5.25%, 12/15/43	880	982,828
5.50%, 03/31/45	2,605	2,818,349
		654,868,480
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	785	652,296
2.70%, 02/09/41 (Call 08/09/40)	765	536,403
2.80%, 06/06/23 (Call 05/06/23) (b)	961	958,674
3.15%, 02/09/51 (Call 08/09/50)	5,815	4,026,481
3.25%, 02/09/61 (Call 08/09/60)	3,503	2,358,745
3.40%, 12/06/27 (Call 09/06/27) (b)	9,472	9,122,957
3.60%, 11/28/24 (Call 08/28/24) (b)	10,424	10,418,371
4.00%, 12/06/37 (Call 06/06/37)(b)	5,880	5,111,425
Security	Par (000)	Value

Internet (continued)
4.20%, 12/06/47 (Call 06/06/47)	$6,775	$5,617,695
4.40%, 12/06/57 (Call 06/06/57)	3,585	2,963,612
4.50%, 11/28/34 (Call 05/28/34)	3,202	3,020,927
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(b)	3,168	2,949,535
0.80%, 08/15/27 (Call 06/15/27)	3,830	3,416,552
1.10%, 08/15/30 (Call 05/15/30)	5,844	4,909,018
1.90%, 08/15/40 (Call 02/15/40)	4,703	3,503,265
2.00%, 08/15/26 (Call 05/15/26)	8,936	8,606,440
2.05%, 08/15/50 (Call 02/15/50)	9,033	6,421,469
2.25%, 08/15/60 (Call 02/15/60)	2,520	1,747,166
3.38%, 02/25/24(b)	2,716	2,767,577
Amazon.com Inc.
0.40%, 06/03/23	1,984	1,949,994
0.45%, 05/12/24	9,805	9,401,230
0.80%, 06/03/25 (Call 05/03/25)	2,020	1,903,163
1.00%, 05/12/26 (Call 04/12/26)	9,945	9,191,467
1.20%, 06/03/27 (Call 04/03/27)	1,578	1,425,644
1.50%, 06/03/30 (Call 03/03/30)	5,270	4,497,787
1.65%, 05/12/28 (Call 03/12/28)	9,885	8,937,226
2.10%, 05/12/31 (Call 02/12/31)	9,910	8,737,350
2.50%, 06/03/50 (Call 12/03/49)	6,851	5,101,049
2.70%, 06/03/60 (Call 12/03/59)(b)	7,285	5,273,612
2.73%, 04/13/24	25	25,112
2.80%, 08/22/24 (Call 06/22/24)	9,429	9,455,024
2.88%, 05/12/41 (Call 11/12/40)	7,774	6,492,223
3.00%, 04/13/25	25	25,123
3.10%, 05/12/51 (Call 11/12/50)	10,595	8,840,468
3.15%, 08/22/27 (Call 05/22/27)	12,623	12,498,159
3.25%, 05/12/61 (Call 11/12/60)	5,005	4,070,917
3.30%, 04/13/27 (Call 03/13/27)	4,795	4,789,438
3.45%, 04/13/29 (Call 02/13/29)	3,000	2,984,040
3.60%, 04/13/32 (Call 01/13/32)(b)	6,620	6,555,720
3.80%, 12/05/24 (Call 09/05/24)(b)	6,915	7,071,971
3.88%, 08/22/37 (Call 02/22/37)(b)	10,622	10,496,554
3.95%, 04/13/52 (Call 10/13/51)	10,800	10,372,752
4.05%, 08/22/47 (Call 02/22/47)(b)	12,303	12,091,265
4.10%, 04/13/62 (Call 10/13/61)	8,340	8,012,405
4.25%, 08/22/57 (Call 02/22/57)	6,611	6,588,324
4.80%, 12/05/34 (Call 06/05/34)	4,502	4,907,720
4.95%, 12/05/44 (Call 06/05/44)(b)	4,813	5,280,631
5.20%, 12/03/25 (Call 09/03/25)	3,481	3,711,442
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(b)	1,355	1,208,525
1.72%, 04/09/26 (Call 03/09/26)	300	275,718
2.38%, 08/23/31 (Call 05/23/31)(b)	760	635,330
3.08%, 04/07/25 (Call 03/07/25)(b)	495	485,669
3.43%, 04/07/30 (Call 01/07/30)	1,305	1,205,037
3.63%, 07/06/27	1,264	1,230,036
3.88%, 09/29/23 (Call 08/29/23)(b)	3,418	3,446,882
4.13%, 06/30/25	2,390	2,415,645
4.38%, 05/14/24 (Call 04/14/24)	2,834	2,876,878
4.38%, 03/29/28 (Call 12/29/27)(b)	2,360	2,342,819
4.88%, 11/14/28 (Call 08/14/28)	3,220	3,281,695
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(b)	3,569	3,525,851
3.60%, 06/01/26 (Call 03/01/26)(b)	3,846	3,862,615
3.65%, 03/15/25 (Call 12/15/24)(b)	3,061	3,078,754
4.63%, 04/13/30 (Call 01/13/30)	5,209	5,393,451

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	$3,905	$3,578,659
1.90%, 03/11/25 (Call 02/11/25)	4,317	4,119,713
2.60%, 05/10/31 (Call 02/10/31)(b)	2,595	2,236,475
2.70%, 03/11/30 (Call 12/11/29)	4,706	4,179,916
3.45%, 08/01/24 (Call 05/01/24)(b)	4,508	4,523,372
3.60%, 06/05/27 (Call 03/05/27)	3,545	3,501,857
3.65%, 05/10/51 (Call 11/10/50)	1,700	1,368,398
4.00%, 07/15/42 (Call 01/15/42)(b)	2,996	2,632,555
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	4,415	3,734,075
3.25%, 02/15/30 (Call 11/15/29)(b)	3,479	3,075,401
3.80%, 02/15/28 (Call 11/15/27)	1,779	1,704,851
4.50%, 08/15/24 (Call 06/13/22)	2,674	2,759,622
4.63%, 08/01/27 (Call 05/01/27)	556	556,172
5.00%, 02/15/26 (Call 11/15/25)(b)	4,597	4,677,861
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	2,081,716
3.88%, 04/29/26(b)	885	872,752
4.13%, 01/14/50 (Call 07/14/49)	2,215	1,731,997
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	1,019	939,538
2.00%, 09/03/30 (Call 06/03/30)	2,568	2,028,001
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	2,950	2,476,879
4.75%, 07/15/27 (Call 07/15/22)(b)	2,530	2,539,437
5.25%, 04/01/25 (Call 01/01/25)(b)	2,075	2,146,650
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)(b)	2,489	2,059,797
3.50%, 07/05/24 (Call 06/05/24)	2,510	2,464,393
		357,051,410
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	2,010	1,970,524
4.55%, 03/11/26	2,720	2,756,693
6.75%, 03/01/41	1,475	1,570,786
7.00%, 10/15/39	2,500	2,705,000
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(b)	4,367	4,176,992
2.70%, 06/01/30 (Call 03/01/30)(b)	3,124	2,795,043
2.98%, 12/15/55 (Call 06/15/55)	5,302	3,815,478
3.95%, 05/23/25	2,245	2,270,234
3.95%, 05/01/28 (Call 02/01/28)(b)	968	960,953
4.30%, 05/23/27 (Call 04/23/27)	2,320	2,358,141
4.40%, 05/01/48 (Call 11/01/47)	199	188,851
5.20%, 08/01/43 (Call 02/01/43)	405	425,141
6.40%, 12/01/37(b)	243	290,932
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(b)	2,693	2,500,181
2.15%, 08/15/30 (Call 05/15/30)	165	140,149
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	655	576,786
2.40%, 06/15/25 (Call 05/15/25)	1,237	1,190,563
2.80%, 12/15/24 (Call 11/15/24)(b)	3,053	3,002,686
3.25%, 01/15/31 (Call 10/15/30)	2,221	2,022,198
3.25%, 10/15/50 (Call 04/15/50)	1,929	1,436,546
3.45%, 04/15/30 (Call 01/15/30)	1,369	1,274,607
5.00%, 12/15/26 (Call 07/01/22)	1,958	1,985,941
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(b)	3,719	3,465,922
Security	Par (000)	Value

Iron & Steel (continued)
6.25%, 08/10/26(b)	$6,271	$6,747,596
6.88%, 11/21/36	7,440	8,350,210
6.88%, 11/10/39	4,705	5,327,001
8.25%, 01/17/34(b)	733	893,417
Vale SA, 5.63%, 09/11/42(b)	956	947,778
		66,146,349
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)(b)	1,553	1,464,945
2.40%, 08/18/31 (Call 05/18/31)	934	728,408
4.40%, 09/15/32 (Call 06/15/32)(b)	2,105	1,904,120
5.10%, 04/01/52 (Call 10/01/51)	2,150	1,762,204
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,994	2,937,862
4.63%, 07/28/45 (Call 01/28/45)	2,269	1,886,651
		10,684,190
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(b)	1,851	1,709,917
3.70%, 01/15/31 (Call 10/15/30)(b)	875	802,944
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)(b)	1,070	1,045,005
1.80%, 10/01/24 (Call 10/01/22)(b)	325	311,486
3.38%, 07/15/23 (Call 04/15/23)	3,472	3,471,340
4.38%, 09/15/28 (Call 06/15/28)(b)	2,585	2,526,010
4.85%, 03/15/26 (Call 12/15/25)(b)	3,015	3,045,662
5.63%, 04/23/25 (Call 03/23/25)	1,324	1,367,930
6.00%, 04/23/30 (Call 01/23/30)	1,740	1,826,478
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	2,404	2,213,339
3.20%, 08/08/24 (Call 07/08/24)(b)	5,659	5,436,658
3.50%, 08/18/26 (Call 06/18/26)	3,572	3,242,554
3.90%, 08/08/29 (Call 05/08/29)(b)	3,070	2,674,983
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,396	2,408,172
3.75%, 03/15/25 (Call 12/15/24)	2,531	2,537,505
3.75%, 10/01/25 (Call 07/01/25)	2,390	2,382,591
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(b)	1,904	1,911,883
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,871	3,024,254
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,807	4,770,515
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	2,114	1,901,818
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	373,970
Series II, 2.75%, 10/15/33 (Call 07/15/33)(b)	2,300	1,901,985
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,398	3,298,778
Series X, 4.00%, 04/15/28 (Call 01/15/28)(b)	1,674	1,636,871
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	161	163,272
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(d)	2,300	1,819,047
3.10%, 03/08/29 (Call 01/08/29)(d)	2,000	1,487,400
3.80%, 01/08/26 (Call 12/08/25)(b)	850	745,858
4.38%, 06/18/30 (Call 03/18/30)	3,575	2,831,221
5.13%, 08/08/25 (Call 06/08/25)	5,561	5,151,377
5.40%, 08/08/28 (Call 05/08/28)	6,676	5,889,233
		73,910,056
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	710	711,654
4.38%, 05/08/42(b)	210	204,484

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
0.45%, 09/14/23	$765	$744,926
0.45%, 05/17/24(b)	25	23,961
0.60%, 09/13/24	169	160,898
0.65%, 07/07/23(b)	921	903,833
0.80%, 11/13/25	364	337,115
0.90%, 03/02/26	495	454,900
0.95%, 01/10/24(b)	1,025	998,637
1.10%, 09/14/27(b)	936	833,714
1.15%, 09/14/26	3,340	3,058,705
1.45%, 05/15/25	1,055	1,007,272
1.70%, 01/08/27(b)	3,115	2,898,975
2.15%, 11/08/24(b)	4,436	4,358,592
2.40%, 08/09/26(b)	2,359	2,278,039
2.85%, 05/17/24(b)	3,384	3,392,054
3.25%, 12/01/24(b)	2,850	2,877,103
3.30%, 06/09/24(b)	4,910	4,954,779
3.65%, 12/07/23	1,481	1,507,273
3.75%, 11/24/23(b)	3,428	3,488,401
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	250	218,265
2.60%, 09/19/29 (Call 06/19/29)	2,993	2,791,691
2.60%, 04/09/30 (Call 01/09/30)(b)	3,725	3,462,983
3.25%, 09/19/49 (Call 03/19/49)	3,624	3,139,000
3.25%, 04/09/50 (Call 10/09/49)	4,642	3,989,660
3.40%, 05/15/24 (Call 02/15/24)(b)	4,161	4,221,002
3.80%, 08/15/42(b)	5,408	5,158,204
4.30%, 05/15/44 (Call 11/15/43)	2,322	2,308,347
4.75%, 05/15/64 (Call 11/15/63)	2,518	2,691,893
5.20%, 05/27/41(b)	1,681	1,860,363
5.30%, 09/15/35	550	614,069
6.05%, 08/15/36	1,078	1,290,237
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(b)	1,285	1,163,773
1.88%, 01/15/26 (Call 12/15/25)	1,495	1,391,935
1.95%, 07/02/23	667	659,516
3.95%, 05/23/25	1,450	1,454,538
4.20%, 01/15/24(b)	2,115	2,149,623
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	2,810	2,746,747
4.50%, 08/15/23	2,250	2,281,612
Crane Holdings Co.
4.20%, 03/15/48 (Call 09/15/47)	783	667,453
4.45%, 12/15/23 (Call 09/15/23)	1,017	1,033,496
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	2,960	2,933,271
2.88%, 09/07/49 (Call 03/07/49)(b)	1,840	1,478,440
3.10%, 04/15/30 (Call 01/15/30)	2,581	2,475,644
3.75%, 04/15/50 (Call 10/15/49)(b)	3,271	3,095,184
3.90%, 06/09/42 (Call 12/09/41)(b)	3,949	3,825,949
5.38%, 10/16/29(b)	1,495	1,643,812
7.13%, 03/03/31	775	955,180
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,115	1,962,699
3.15%, 11/15/25 (Call 08/15/25)	2,366	2,345,842
5.38%, 10/15/35	92	96,384
5.38%, 03/01/41 (Call 12/01/40)	1,985	2,079,823
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(b)	2,225	1,829,795
3.50%, 10/01/30 (Call 07/01/30)	2,338	2,090,476
Security	Par (000)	Value

Machinery (continued)
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	$1,445	$1,254,347
3.00%, 05/01/30 (Call 02/01/30)	1,189	1,066,913
John Deere Capital Corp.
0.40%, 10/10/23(b)	1,483	1,445,806
0.45%, 01/17/24	1,315	1,269,580
0.45%, 06/07/24(b)	2,615	2,499,234
0.63%, 09/10/24(b)	1,435	1,367,756
0.70%, 07/05/23(b)	2,379	2,329,517
0.70%, 01/15/26	3,055	2,794,134
1.05%, 06/17/26	2,130	1,955,042
1.25%, 01/10/25(b)	1,225	1,175,008
1.30%, 10/13/26	1,435	1,320,473
1.45%, 01/15/31(b)	2,485	2,077,038
1.50%, 03/06/28	1,315	1,178,148
1.70%, 01/11/27	2,095	1,947,826
1.75%, 03/09/27	2,346	2,177,463
2.00%, 06/17/31	2,620	2,279,688
2.05%, 01/09/25	2,840	2,777,435
2.13%, 03/07/25	15	14,647
2.25%, 09/14/26	1,896	1,817,942
2.35%, 03/08/27(b)	550	525,057
2.45%, 01/09/30(b)	2,274	2,081,779
2.60%, 03/07/24(b)	2,850	2,846,295
2.65%, 06/24/24(b)	4,783	4,779,078
2.65%, 06/10/26(b)	1,099	1,070,580
2.80%, 09/08/27	3,040	2,946,854
2.80%, 07/18/29(b)	1,956	1,846,738
3.05%, 01/06/28	805	785,857
3.35%, 06/12/24	920	931,215
3.35%, 04/18/29	1,810	1,772,207
3.40%, 09/11/25	710	714,743
3.45%, 06/07/23	1,389	1,404,876
3.45%, 01/10/24(b)	861	871,160
3.45%, 03/13/25(b)	3,858	3,913,169
3.45%, 03/07/29	2,844	2,804,241
3.65%, 10/12/23(b)	2,761	2,805,701
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,468	1,259,353
4.55%, 04/15/28 (Call 01/15/28)	2,374	2,361,299
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	886	775,977
4.60%, 05/15/28 (Call 02/15/28)	1,563	1,580,412
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	4,619	4,434,933
2.29%, 04/05/27 (Call 02/05/27)(b)	1,543	1,433,694
2.57%, 02/15/30 (Call 11/15/29)	6,716	5,961,189
3.11%, 02/15/40 (Call 08/15/39)(b)	3,178	2,598,555
3.36%, 02/15/50 (Call 08/15/49)(b)	2,211	1,735,900
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)	435	424,286
1.75%, 08/15/31 (Call 05/15/31)(b)	1,090	916,396
2.80%, 08/15/61 (Call 02/15/61)	1,893	1,316,998
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,033,997
3.50%, 03/01/29 (Call 12/01/28)	1,798	1,766,265
4.20%, 03/01/49 (Call 09/01/48)	2,583	2,448,116
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,278	2,201,026
3.45%, 11/15/26 (Call 08/15/26)	3,028	2,882,807

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.40%, 03/15/24 (Call 02/15/24)	$3,698	$3,736,644
4.95%, 09/15/28 (Call 06/15/28)	5,125	5,148,011
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(b)	2,567	2,321,492
2.25%, 01/30/31 (Call 10/30/30)(b)	1,563	1,355,574
3.25%, 11/01/26 (Call 08/01/26)	3,323	3,268,170
4.38%, 11/01/46 (Call 05/01/46)(b)	1,080	1,016,496
		224,127,358
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25) (b)	3,503	3,411,221
2.25%, 09/19/26 (Call 06/19/26) (b)	3,075	2,954,644
2.38%, 08/26/29 (Call 05/26/29) (b)	3,455	3,174,523
2.65%, 04/15/25 (Call 03/15/25) (b)	1,230	1,216,654
2.88%, 10/15/27 (Call 07/15/27)	3,898	3,807,449
3.00%, 08/07/25(b)	1,568	1,571,653
3.05%, 04/15/30 (Call 01/15/30) (b)	950	906,633
3.13%, 09/19/46 (Call 03/19/46)	2,802	2,319,804
3.25%, 02/14/24 (Call 01/14/24)	3,809	3,845,643
3.25%, 08/26/49 (Call 02/26/49) (b)	2,461	2,074,820
3.38%, 03/01/29 (Call 12/01/28) (b)	3,198	3,142,451
3.63%, 09/14/28 (Call 06/14/28) (b)	2,340	2,355,210
3.63%, 10/15/47 (Call 04/15/47)	1,621	1,444,506
3.70%, 04/15/50 (Call 10/15/49) (b)	3,267	2,957,288
3.88%, 06/15/44	1,105	1,024,899
4.00%, 09/14/48 (Call 03/14/48)(b)	3,725	3,526,830
5.70%, 03/15/37(b)	1,017	1,186,575
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	20	19,403
2.20%, 03/01/32 (Call 12/01/31)(b)	925	746,854
2.75%, 03/01/30 (Call 12/01/29)(b)	3,259	2,860,652
3.50%, 12/01/24 (Call 10/01/24)(b)	2,322	2,319,748
3.75%, 12/01/27 (Call 09/01/27)(b)	1,480	1,449,172
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(b)	2,662	2,587,757
3.92%, 09/15/47 (Call 03/15/47)	2,799	2,485,232
4.00%, 11/02/32(b)	2,884	2,861,995
4.15%, 11/02/42	2,574	2,454,592
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,298	4,327,484
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	405	403,133
4.42%, 11/15/35	22,823	22,562,361
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	455	422,417
4.50%, 03/11/44(b)	50	47,557
5.88%, 01/14/38(b)	395	432,410
6.75%, 03/15/32	6,055	7,029,007
6.88%, 01/10/39(b)	375	450,401
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(b)	5,454	5,304,942
3.50%, 03/01/24 (Call 12/01/23)(b)	4,119	4,166,698
3.90%, 09/01/42 (Call 03/01/42)	1,787	1,670,059
4.88%, 09/15/41 (Call 03/15/41)(b)	1,975	2,103,869
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,692	1,670,681
3.25%, 03/01/27 (Call 12/01/26)	3,621	3,534,422
3.25%, 06/14/29 (Call 03/14/29)	2,213	2,074,422
3.30%, 11/21/24 (Call 08/21/24)	1,097	1,097,208
4.00%, 06/14/49 (Call 12/14/48)	2,981	2,602,979
Security	Par (000)	Value

Manufacturing (continued)
4.10%, 03/01/47 (Call 09/01/46)	$2,401	$2,124,621
4.20%, 11/21/34 (Call 05/21/34)	1,915	1,828,155
4.45%, 11/21/44 (Call 05/21/44)	2,107	1,953,610
6.25%, 05/15/38	1,136	1,283,305
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,643	1,612,917
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(b)	2,693	2,286,411
3.00%, 06/01/30 (Call 03/01/30)(b)	1,265	1,134,794
3.38%, 03/01/28 (Call 12/01/27)	1,403	1,346,431
3.65%, 03/15/27 (Call 12/15/26)	1,835	1,808,099
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,234,317
3.90%, 09/17/29 (Call 06/17/29)	2,374	2,289,082
4.00%, 03/15/26 (Call 12/15/25)	1,909	1,912,474
4.30%, 03/01/24 (Call 12/01/23)	1,885	1,908,883
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,348	2,277,020
4.25%, 06/15/23	3,559	3,604,413
4.30%, 02/21/48 (Call 08/21/47)	1,273	1,158,494
5.75%, 06/15/43	1,917	2,094,438
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,574	1,558,606
3.55%, 11/01/24 (Call 08/01/24)(b)	2,860	2,869,324
3.80%, 03/21/29 (Call 12/21/28)	3,025	2,912,198
4.50%, 03/21/49 (Call 09/21/48)	1,395	1,296,904
4.65%, 11/01/44 (Call 05/01/44)(b)	1,473	1,391,366
		160,492,120
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	4,235	3,610,126
2.30%, 02/01/32 (Call 11/01/31)	2,695	2,141,151
2.80%, 04/01/31 (Call 01/01/31)(b)	5,674	4,767,011
3.50%, 06/01/41 (Call 12/01/40)	3,587	2,691,685
3.50%, 03/01/42 (Call 09/01/41)	3,685	2,754,722
3.70%, 04/01/51 (Call 10/01/50)	7,709	5,620,863
3.75%, 02/15/28 (Call 11/15/27)	4,286	4,060,428
3.85%, 04/01/61 (Call 10/01/60)	5,960	4,244,354
3.90%, 06/01/52 (Call 12/01/51)	7,955	5,946,283
3.95%, 06/30/62 (Call 12/30/61)	2,720	1,966,370
4.20%, 03/15/28 (Call 12/15/27)	4,718	4,572,119
4.40%, 04/01/33 (Call 01/01/33)(b)	3,445	3,233,787
4.40%, 12/01/61 (Call 06/01/61)	4,873	3,785,931
4.50%, 02/01/24 (Call 01/01/24)	4,184	4,245,965
4.80%, 03/01/50 (Call 09/01/49)	9,736	8,338,300
4.91%, 07/23/25 (Call 04/23/25)	14,862	15,197,435
5.05%, 03/30/29 (Call 12/30/28)	4,448	4,445,420
5.13%, 07/01/49 (Call 01/01/49)	4,810	4,261,516
5.25%, 04/01/53 (Call 10/01/52)(b)	5,685	5,190,746
5.38%, 04/01/38 (Call 10/01/37)	2,082	1,947,128
5.38%, 05/01/47 (Call 11/01/46)	7,923	7,276,721
5.50%, 04/01/63 (Call 10/01/62)	125	110,670
5.75%, 04/01/48 (Call 10/01/47)	7,716	7,475,647
6.38%, 10/23/35 (Call 04/23/35)	9,840	10,473,499
6.48%, 10/23/45 (Call 04/23/45)	12,049	12,463,968
6.83%, 10/23/55 (Call 04/23/55)	3,913	4,149,776
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,830	5,666,236
1.95%, 01/15/31 (Call 10/15/30)	5,406	4,651,268
2.35%, 01/15/27 (Call 10/15/26)	2,676	2,547,632
2.45%, 08/15/52 (Call 02/15/52)	4,765	3,383,579

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
2.65%, 02/01/30 (Call 11/01/29)	$4,590	$4,239,003
2.65%, 08/15/62 (Call 02/15/62)	4,964	3,409,275
2.80%, 01/15/51 (Call 07/15/50)	4,909	3,727,060
2.89%, 11/01/51 (Call 05/01/51)(d)	12,450	9,493,125
2.94%, 11/01/56 (Call 05/01/56)(d)	20,961	15,625,377
2.99%, 11/01/63 (Call 05/01/63)(d)	13,218	9,582,125
3.15%, 03/01/26 (Call 12/01/25)	9,479	9,416,059
3.15%, 02/15/28 (Call 11/15/27)	4,882	4,767,517
3.20%, 07/15/36 (Call 01/15/36)	3,215	2,855,531
3.25%, 11/01/39 (Call 05/01/39)	2,167	1,884,163
3.30%, 02/01/27 (Call 11/01/26)(b)	4,481	4,443,808
3.30%, 04/01/27 (Call 02/01/27)	2,184	2,159,343
3.38%, 02/15/25 (Call 11/15/24)(b)	8,007	8,070,335
3.38%, 08/15/25 (Call 05/15/25)	5,889	5,919,093
3.40%, 04/01/30 (Call 01/01/30)	6,210	6,015,627
3.40%, 07/15/46 (Call 01/15/46)	1,787	1,520,255
3.45%, 02/01/50 (Call 08/01/49)	5,840	4,947,823
3.55%, 05/01/28 (Call 02/01/28)	3,751	3,724,030
3.70%, 04/15/24 (Call 03/15/24)	9,256	9,410,945
3.75%, 04/01/40 (Call 10/01/39)	5,859	5,360,048
3.90%, 03/01/38 (Call 09/01/37)	3,829	3,660,333
3.95%, 10/15/25 (Call 08/15/25)	4,196	4,285,878
3.97%, 11/01/47 (Call 05/01/47)(b)	4,327	4,008,273
4.00%, 08/15/47 (Call 02/15/47)	4,347	3,984,417
4.00%, 03/01/48 (Call 09/01/47)	4,721	4,367,680
4.00%, 11/01/49 (Call 05/01/49)	5,343	4,981,760
4.00%, 11/01/52 (Call 05/01/52)	4,019	3,756,439
4.15%, 10/15/28 (Call 07/15/28)	6,339	6,489,234
4.20%, 08/15/34 (Call 02/15/34)	5,025	5,059,974
4.25%, 10/15/30 (Call 07/15/30)(b)	4,309	4,399,532
4.25%, 01/15/33	6,712	6,845,972
4.40%, 08/15/35 (Call 02/15/35)	4,289	4,339,482
4.60%, 10/15/38 (Call 04/15/38)	3,640	3,708,723
4.60%, 08/15/45 (Call 02/15/45)(b)	4,086	4,098,421
4.65%, 07/15/42	3,067	3,078,195
4.70%, 10/15/48 (Call 04/15/48)	7,203	7,372,919
4.75%, 03/01/44	2,811	2,853,193
4.95%, 10/15/58 (Call 04/15/58)(b)	4,079	4,407,074
5.65%, 06/15/35	3,311	3,741,794
6.45%, 03/15/37	50	61,094
6.50%, 11/15/35	3,512	4,255,350
6.55%, 07/01/39	855	1,074,342
6.95%, 08/15/37	295	376,261
7.05%, 03/15/33	1,882	2,327,187
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,881	1,846,841
3.63%, 05/15/30 (Call 02/15/30)	3,942	3,644,537
3.80%, 03/13/24 (Call 01/13/24)(b)	1,444	1,451,725
3.90%, 11/15/24 (Call 08/15/24)	2,028	2,029,906
3.95%, 06/15/25 (Call 03/15/25)(b)	1,823	1,810,111
3.95%, 03/20/28 (Call 12/20/27)(b)	6,335	6,128,542
4.00%, 09/15/55 (Call 03/15/55)	6,603	5,004,348
4.13%, 05/15/29 (Call 02/15/29)	2,418	2,307,497
4.65%, 05/15/50 (Call 11/15/49)	3,193	2,674,840
4.88%, 04/01/43(b)	636	563,649
4.90%, 03/11/26 (Call 12/11/25)	2,825	2,905,174
5.00%, 09/20/37 (Call 03/20/37)	3,130	3,009,683
5.20%, 09/20/47 (Call 03/20/47)	4,870	4,448,501
5.30%, 05/15/49 (Call 11/15/48)(b)	3,412	3,166,029
6.35%, 06/01/40	216	225,182
Security	Par (000)	Value

Media (continued)
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	$1,160	$1,104,935
3.45%, 03/01/32 (Call 12/01/31)	1,155	1,049,190
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,524	3,474,417
3.50%, 04/08/30 (Call 01/08/30)	2,753	2,568,659
4.03%, 01/25/24 (Call 12/25/23)	4,789	4,858,680
4.71%, 01/25/29 (Call 10/25/28)	8,087	8,213,642
5.48%, 01/25/39 (Call 07/25/38)	4,066	4,174,156
5.58%, 01/25/49 (Call 07/25/48)	5,263	5,475,941
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(b)	1,219	1,237,017
5.00%, 05/13/45 (Call 11/13/44)	3,725	3,540,352
5.25%, 05/24/49 (Call 11/24/48)	2,530	2,575,414
6.13%, 01/31/46 (Call 07/31/45)(b)	2,959	3,350,653
6.63%, 03/18/25(b)	1,679	1,790,704
6.63%, 01/15/40	2,066	2,299,003
8.50%, 03/11/32	970	1,222,879
NBCUniversal Media LLC
4.45%, 01/15/43(b)	1,698	1,659,659
5.95%, 04/01/41(b)	3,471	4,050,102
6.40%, 04/30/40	222	273,415
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	1,567	1,489,888
3.38%, 02/15/28 (Call 11/15/27)(b)	2,424	2,297,419
3.70%, 06/01/28 (Call 03/01/28)	2,490	2,401,157
4.00%, 01/15/26 (Call 10/15/25)(b)	2,873	2,885,440
4.20%, 06/01/29 (Call 03/01/29)(b)	1,720	1,681,747
4.20%, 05/19/32 (Call 02/19/32)	3,575	3,351,777
4.38%, 03/15/43	4,976	4,184,866
4.60%, 01/15/45 (Call 07/15/44)	2,422	2,048,334
4.75%, 05/15/25 (Call 04/15/25)	2,434	2,500,838
4.85%, 07/01/42 (Call 01/01/42)	3,482	3,097,796
4.90%, 08/15/44 (Call 02/15/44)	2,771	2,454,746
4.95%, 01/15/31 (Call 10/15/30)	4,400	4,397,624
4.95%, 05/19/50 (Call 11/19/49)(b)	2,588	2,341,467
5.25%, 04/01/44 (Call 10/01/43)(b)	1,324	1,209,156
5.50%, 05/15/33	1,997	2,020,385
5.85%, 09/01/43 (Call 03/01/43)(b)	1,129	1,137,705
5.90%, 10/15/40 (Call 04/15/40)	1,553	1,565,641
6.88%, 04/30/36(b)	4,506	5,073,891
7.88%, 07/30/30(b)	2,874	3,425,779
TCI Communications Inc.
7.13%, 02/15/28	2,427	2,808,864
7.88%, 02/15/26	3,607	4,111,150
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(b)	2,248	2,206,165
4.30%, 11/23/23 (Call 08/23/23)	1,691	1,716,111
5.50%, 08/15/35	892	945,805
5.65%, 11/23/43 (Call 05/23/43)	1,461	1,547,228
5.85%, 04/15/40	2,034	2,204,795
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	4,621	3,840,513
5.50%, 09/01/41 (Call 03/01/41)	4,429	4,105,727
5.88%, 11/15/40 (Call 05/15/40)(b)	3,679	3,661,745
6.55%, 05/01/37	5,437	5,743,484
6.75%, 06/15/39	5,201	5,540,833
7.30%, 07/01/38	5,236	5,803,530
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	3,208	3,886,813

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$3,473	$3,269,170
2.95%, 06/15/27(b)	3,709	3,622,617
3.00%, 02/13/26	3,043	3,011,718
3.00%, 07/30/46(b)	2,619	2,097,269
3.15%, 09/17/25	3,142	3,130,343
3.70%, 12/01/42(b)	1,546	1,385,402
4.13%, 06/01/44	3,382	3,229,945
4.38%, 08/16/41(b)	2,210	2,159,126
Series B, 7.00%, 03/01/32(b)	1,968	2,409,934
Series E, 4.13%, 12/01/41	3,168	3,014,859
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	7,202	7,036,210
1.75%, 01/13/26	4,952	4,705,192
2.00%, 09/01/29 (Call 06/01/29)	7,622	6,738,763
2.20%, 01/13/28(b)	1,037	969,159
2.65%, 01/13/31	9,038	8,188,880
2.75%, 09/01/49 (Call 03/01/49)	7,212	5,446,719
3.35%, 03/24/25(b)	7,833	7,893,862
3.38%, 11/15/26 (Call 08/15/26)	2,334	2,326,741
3.50%, 05/13/40 (Call 11/13/39)(b)	6,577	5,865,303
3.60%, 01/13/51 (Call 07/13/50)(b)	9,302	8,177,574
3.70%, 09/15/24 (Call 06/15/24)	3,228	3,276,162
3.70%, 10/15/25 (Call 07/15/25)(b)	2,707	2,731,850
3.70%, 03/23/27	1,990	2,004,447
3.80%, 03/22/30	3,639	3,621,096
3.80%, 05/13/60 (Call 11/13/59)	4,532	4,003,795
4.63%, 03/23/40 (Call 09/23/39)(b)	1,201	1,233,943
4.70%, 03/23/50 (Call 09/23/49)(b)	5,005	5,217,112
4.75%, 09/15/44 (Call 03/15/44)(b)	2,389	2,454,435
4.75%, 11/15/46 (Call 05/15/46)	1,633	1,669,514
4.95%, 10/15/45 (Call 04/15/45)(b)	2,116	2,217,124
5.40%, 10/01/43(b)	3,187	3,528,742
6.15%, 03/01/37	25	29,416
6.15%, 02/15/41	512	612,849
6.20%, 12/15/34(b)	3,720	4,394,027
6.40%, 12/15/35(b)	4,059	4,933,836
6.55%, 03/15/33	805	956,590
6.65%, 11/15/37(b)	3,212	4,012,463
7.75%, 12/01/45	280	396,096
		685,120,490
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	3,664	3,680,341
3.90%, 01/15/43 (Call 07/15/42) (b)	2,775	2,534,963
4.38%, 06/15/45 (Call 12/15/44) (b)	1,123	1,098,552
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)
4.13%, 04/01/32 (Call 01/01/32)	997	993,261
4.50%, 12/15/28 (Call 09/15/28)	1,680	1,584,996
Valmont Industries Inc.	2,040	2,028,229
5.00%, 10/01/44 (Call 04/01/44)
5.25%, 10/01/54 (Call 04/01/54)	1,449	1,381,955
	1,759	1,737,910
Mining — 0.2%		15,040,207
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(b)
3.75%, 10/01/30 (Call 07/01/30)(b)	535	470,688
	450	390,011
Security	Par (000)	Value

Mining (continued)
Barrick Gold Corp.
5.25%, 04/01/42	$1,650	$1,714,779
6.45%, 10/15/35	432	500,649
Barrick North America Finance LLC
5.70%, 05/30/41	3,393	3,739,629
5.75%, 05/01/43	3,012	3,300,580
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,248	3,624,736
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	4,705	4,772,234
4.13%, 02/24/42	2,096	2,023,436
5.00%, 09/30/43	9,848	10,573,699
6.42%, 03/01/26(b)	320	349,882
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	3,087	2,964,755
4.25%, 03/01/30 (Call 03/01/25)	2,960	2,803,919
4.38%, 08/01/28 (Call 08/01/23)(b)	2,926	2,823,766
4.55%, 11/14/24 (Call 08/14/24)(b)	2,195	2,228,979
4.63%, 08/01/30 (Call 08/01/25)(b)	2,291	2,216,680
5.00%, 09/01/27 (Call 09/01/22)(b)	2,825	2,864,126
5.25%, 09/01/29 (Call 09/01/24)(b)	2,255	2,255,451
5.40%, 11/14/34 (Call 05/14/34)	2,385	2,442,526
5.45%, 03/15/43 (Call 09/15/42)	6,150	6,052,522
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(b)	2,169	2,192,729
5.95%, 03/15/24 (Call 12/15/23)	2,224	2,305,065
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,998	4,299,180
2.60%, 07/15/32 (Call 04/15/32)	4,370	3,769,343
2.80%, 10/01/29 (Call 07/01/29)	2,967	2,713,114
4.88%, 03/15/42 (Call 09/15/41)	1,193	1,207,924
5.45%, 06/09/44 (Call 12/09/43)	2,487	2,643,681
5.88%, 04/01/35(b)	2,505	2,755,249
6.25%, 10/01/39	2,021	2,324,453
Rio Tinto Alcan Inc.
5.75%, 06/01/35	743	838,973
6.13%, 12/15/33	2,318	2,749,658
7.25%, 03/15/31	2,013	2,473,413
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,275	3,268,024
5.20%, 11/02/40	3,969	4,350,500
7.13%, 07/15/28(b)	2,716	3,179,703
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,814	2,726,597
4.75%, 03/22/42 (Call 09/22/41)	1,700	1,766,402
Southern Copper Corp.
3.88%, 04/23/25	2,269	2,264,485
5.25%, 11/08/42(b)	5,677	5,865,363
5.88%, 04/23/45	3,018	3,332,144
6.75%, 04/16/40	3,473	4,131,759
7.50%, 07/27/35(b)	3,198	3,918,573
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	250,921
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,125,873
5.40%, 02/01/43 (Call 08/01/42)	473	457,646
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,213,688
6.13%, 10/01/35(b)	1,794	1,974,010
6.25%, 07/15/41 (Call 01/15/41)	2,411	2,611,788
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	645	542,374
		132,365,679

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National — 0.0%
International Bank for Reconstruction & Development, 2.25%, 03/28/24	$10	$9,952

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	4,495	4,135,580
3.25%, 02/15/29 (Call 08/15/23)	2,880	2,547,130
3.28%, 12/01/28 (Call 10/01/28)(b)	2,465	2,217,982
3.57%, 12/01/31 (Call 09/01/31)	4,640	4,136,838
4.13%, 05/01/25 (Call 07/01/22)(b)	2,360	2,336,022
4.25%, 04/01/28 (Call 10/01/22)	2,937	2,806,069
5.50%, 12/01/24 (Call 06/01/24)	2,414	2,465,587
		20,645,208
Oil & Gas — 1.0%
BP Capital Markets America Inc.
1.70%, 08/10/30 (Call 05/10/30)	3,626	3,082,136
2.72%, 01/12/32 (Call 10/12/31)	6,585	5,939,538
2.77%, 11/10/50 (Call 05/10/50)	2,350	1,731,927
2.94%, 06/04/51 (Call 12/04/50)(b)	8,885	6,752,067
3.00%, 02/24/50 (Call 08/24/49)	7,345	5,674,894
3.00%, 03/17/52 (Call 09/17/51)(b)	2,370	1,818,003
3.02%, 01/16/27 (Call 10/16/26)	5,151	5,014,138
3.06%, 06/17/41 (Call 12/17/40)	4,795	3,965,561
3.12%, 05/04/26 (Call 02/04/26)	4,179	4,118,948
3.19%, 04/06/25 (Call 03/06/25)	1,982	1,978,631
3.38%, 02/08/61 (Call 08/08/60)(b)	9,130	7,272,501
3.41%, 02/11/26 (Call 12/11/25)	4,409	4,403,709
3.54%, 04/06/27 (Call 02/06/27)	2,049	2,045,619
3.59%, 04/14/27 (Call 01/14/27)	2,353	2,341,235
3.63%, 04/06/30 (Call 01/06/30)	4,417	4,323,934
3.79%, 02/06/24 (Call 01/06/24)	2,725	2,765,166
3.80%, 09/21/25 (Call 07/21/25)(b)	4,263	4,334,363
3.94%, 09/21/28 (Call 06/21/28)	4,023	4,035,431
4.23%, 11/06/28 (Call 08/06/28)	4,590	4,680,469
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(b)	4,297	4,215,830
3.51%, 03/17/25	4,248	4,287,294
3.54%, 11/04/24	2,726	2,757,213
3.72%, 11/28/28 (Call 08/28/28)	5,247	5,199,462
3.81%, 02/10/24(b)	2,954	3,005,606
3.99%, 09/26/23(b)	5,863	5,963,961
Burlington Resources LLC
5.95%, 10/15/36	35	38,645
7.20%, 08/15/31	40	49,139
7.40%, 12/01/31	150	187,130
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,171	3,016,065
2.95%, 07/15/30 (Call 04/15/30)(b)	1,785	1,607,964
3.80%, 04/15/24 (Call 01/15/24)	3,365	3,386,031
3.85%, 06/01/27 (Call 03/01/27)	4,239	4,182,070
3.90%, 02/01/25 (Call 11/01/24)	2,780	2,791,481
4.95%, 06/01/47 (Call 12/01/46)(b)	2,668	2,664,265
5.85%, 02/01/35(b)	1,560	1,640,636
6.25%, 03/15/38	2,923	3,233,043
6.45%, 06/30/33	1,680	1,874,477
6.50%, 02/15/37	1,894	2,107,454
6.75%, 02/01/39	1,660	1,896,899
7.20%, 01/15/32(b)	740	865,378
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	2,096	1,808,534
Security	Par (000)	Value

Oil & Gas (continued)
3.75%, 02/15/52 (Call 08/15/51)	$2,305	$1,860,066
4.25%, 04/15/27 (Call 01/15/27)(b)	3,170	3,184,962
4.40%, 04/15/29 (Call 01/15/29)	2,882	2,869,694
5.25%, 06/15/37 (Call 12/15/36)	3,345	3,405,009
5.38%, 07/15/25 (Call 04/15/25)(b)	4,084	4,268,352
5.40%, 06/15/47 (Call 12/15/46)	576	585,982
6.75%, 11/15/39	3,945	4,447,396
6.80%, 09/15/37	1,982	2,239,224
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,108	9,720,864
2.00%, 05/11/27 (Call 03/11/27)	4,305	4,046,872
2.24%, 05/11/30 (Call 02/11/30)(b)	3,704	3,357,935
2.90%, 03/03/24 (Call 01/03/24)	3,970	3,990,803
2.95%, 05/16/26 (Call 02/16/26)	7,252	7,215,667
3.08%, 05/11/50 (Call 11/11/49)(b)	3,251	2,736,984
3.33%, 11/17/25 (Call 08/17/25)	4,489	4,517,326
Chevron USA Inc.
0.43%, 08/11/23	993	972,236
0.69%, 08/12/25 (Call 07/12/25)(b)	4,471	4,158,924
1.02%, 08/12/27 (Call 06/12/27)	3,174	2,821,083
2.34%, 08/12/50 (Call 02/12/50)	2,743	2,002,006
3.25%, 10/15/29 (Call 07/15/29)(b)	2,001	1,945,552
3.85%, 01/15/28 (Call 10/15/27)	2,565	2,611,914
3.90%, 11/15/24 (Call 08/15/24)	2,496	2,553,333
5.25%, 11/15/43 (Call 05/15/43)(b)	355	393,755
6.00%, 03/01/41 (Call 09/01/40)	95	115,676
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	1,249	1,163,181
3.30%, 09/30/49 (Call 03/30/49)	1,315	948,851
4.25%, 05/09/43(b)	3,599	3,149,809
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	7,493,589
4.88%, 04/30/44	3,380	3,197,919
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(b)	500	431,015
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(b)	4,520	4,536,769
4.38%, 05/02/28(b)	5,052	5,193,557
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,015,192
6.40%, 05/15/37	3,637	4,054,709
7.50%, 07/30/39	1,006	1,234,523
7.88%, 03/15/32	1,846	2,285,090
ConocoPhillips
5.90%, 10/15/32(b)	1,791	2,048,725
6.50%, 02/01/39	200	246,726
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)	25	24,834
2.40%, 03/07/25 (Call 03/07/23)	825	813,112
3.35%, 11/15/24 (Call 08/15/24)(b)	240	241,044
3.76%, 03/15/42 (Call 09/15/41)(d)	11,060	10,281,265
3.80%, 03/15/52 (Call 09/15/51)(b)	1,810	1,648,186
4.03%, 03/15/62 (Call 09/15/61)(d)	10,422	9,526,750
4.30%, 11/15/44 (Call 05/15/44)(b)	1,440	1,409,501
5.95%, 03/15/46 (Call 09/15/45)	320	382,016
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,285	4,314,181
4.38%, 01/15/28 (Call 10/15/27)	3,600	3,538,944
4.90%, 06/01/44 (Call 12/01/43)	3,105	2,766,151

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)(d)	$2,638	$2,600,857
4.38%, 06/01/24 (Call 03/01/24)(d)	2,746	2,778,568
4.38%, 03/15/29 (Call 12/15/28)(d)	2,162	2,166,324
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	2,650	2,615,205
4.75%, 05/15/42 (Call 11/15/41)	2,938	2,812,782
5.00%, 06/15/45 (Call 12/15/44)	3,810	3,805,618
5.25%, 09/15/24 (Call 06/15/24)	1,115	1,152,687
5.25%, 10/15/27 (Call 10/15/22)	600	609,246
5.60%, 07/15/41 (Call 01/15/41)(b)	2,460	2,594,562
5.85%, 12/15/25 (Call 09/15/25)	4,200	4,464,852
5.88%, 06/15/28 (Call 06/15/23)(b)	1,205	1,253,128
7.88%, 09/30/31	1,002	1,231,568
7.95%, 04/15/32(b)	1,335	1,645,655
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(b)	1,702	1,549,382
3.25%, 12/01/26 (Call 10/01/26)(b)	5,341	5,311,304
3.50%, 12/01/29 (Call 09/01/29)	2,718	2,580,197
4.25%, 03/15/52 (Call 09/15/51)(b)	1,349	1,199,962
4.40%, 03/24/51 (Call 09/24/50)	1,480	1,342,242
Eni USA Inc., 7.30%, 11/15/27	385	437,903
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)(b)	1,159	1,155,059
3.90%, 04/01/35 (Call 10/01/34)	2,008	1,927,901
4.15%, 01/15/26 (Call 10/15/25)	4,719	4,831,548
4.38%, 04/15/30 (Call 01/15/30)	3,029	3,134,349
4.95%, 04/15/50 (Call 10/15/49)	3,161	3,476,721
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	4,075	3,926,181
5.00%, 01/15/29 (Call 07/15/28)	1,025	1,016,134
6.63%, 02/01/25 (Call 01/01/25)	3,225	3,362,933
7.50%, 02/01/30 (Call 11/01/29)(b)	2,115	2,348,750
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,071	1,957,074
2.38%, 05/22/30 (Call 02/22/30)	4,342	3,921,911
2.65%, 01/15/24(b)	5,142	5,153,415
2.88%, 04/06/25 (Call 03/06/25)(b)	4,058	4,040,185
3.00%, 04/06/27 (Call 02/06/27)	1,196	1,172,929
3.13%, 04/06/30 (Call 01/06/30)(b)	4,721	4,521,585
3.25%, 11/10/24	2,788	2,802,219
3.25%, 11/18/49 (Call 05/18/49)(b)	4,234	3,544,620
3.63%, 09/10/28 (Call 06/10/28)(b)	2,046	2,039,289
3.63%, 04/06/40 (Call 10/06/39)(b)	2,654	2,439,344
3.70%, 03/01/24	4,280	4,339,235
3.70%, 04/06/50 (Call 10/06/49)	3,445	3,136,776
3.95%, 05/15/43	3,787	3,561,257
4.25%, 11/23/41	2,245	2,213,458
4.80%, 11/08/43	2,475	2,595,037
5.10%, 08/17/40	3,177	3,441,358
7.25%, 09/23/27	775	902,852
7.75%, 06/15/23	1,402	1,471,343
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	7,087	6,981,120
2.28%, 08/16/26 (Call 06/16/26)	3,850	3,714,518
2.44%, 08/16/29 (Call 05/16/29)(b)	7,996	7,391,183
2.61%, 10/15/30 (Call 07/15/30)(b)	4,625	4,302,637
2.71%, 03/06/25 (Call 12/06/24)	2,560	2,543,770
2.99%, 03/19/25 (Call 02/19/25)	10,864	10,864,869
3.00%, 08/16/39 (Call 02/16/39)	5,685	4,877,389
Security	Par (000)	Value

Oil & Gas (continued)
3.04%, 03/01/26 (Call 12/01/25)(b)	$9,306	$9,279,664
3.10%, 08/16/49 (Call 02/16/49)	5,896	4,837,255
3.18%, 03/15/24 (Call 12/15/23)	3,720	3,757,126
3.29%, 03/19/27 (Call 01/19/27)(b)	2,350	2,357,920
3.45%, 04/15/51 (Call 10/15/50)(b)	4,508	3,913,350
3.48%, 03/19/30 (Call 12/19/29)(b)	3,612	3,569,451
3.57%, 03/06/45 (Call 09/06/44)	2,762	2,434,620
4.11%, 03/01/46 (Call 09/01/45)(b)	10,336	10,017,755
4.23%, 03/19/40 (Call 09/19/39)(b)	4,501	4,486,642
4.33%, 03/19/50 (Call 09/19/49)	9,190	9,245,967
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(d)	495	432,977
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,660	2,651,408
4.30%, 04/01/27 (Call 01/01/27)(b)	5,612	5,613,010
5.60%, 02/15/41	4,503	4,623,230
5.80%, 04/01/47 (Call 10/01/46)(b)	2,064	2,174,156
6.00%, 01/15/40(b)	2,493	2,651,031
7.13%, 03/15/33	2,352	2,700,167
7.30%, 08/15/31	3,134	3,675,461
7.88%, 10/01/29	747	886,121
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(d)	4,849	4,967,219
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	3,978	4,002,266
5.20%, 06/01/45 (Call 12/01/44)(b)	1,711	1,683,128
6.60%, 10/01/37	2,848	3,224,933
6.80%, 03/15/32(b)	2,259	2,549,778
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,094	3,099,817
3.80%, 04/01/28 (Call 01/01/28)	2,166	2,106,782
4.50%, 04/01/48 (Call 10/01/47)	3,362	2,948,474
4.70%, 05/01/25 (Call 04/01/25)	5,355	5,510,081
4.75%, 09/15/44 (Call 03/15/44)	3,056	2,805,408
5.00%, 09/15/54 (Call 03/15/54)	2,313	2,121,622
5.13%, 12/15/26 (Call 09/15/26)	3,289	3,429,046
6.50%, 03/01/41 (Call 09/01/40)	1,946	2,214,879
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,185	3,300,552
5.63%, 07/01/24	3,760	3,958,754
Ovintiv Inc.
6.50%, 08/15/34	3,206	3,518,681
6.50%, 02/01/38	1,950	2,119,397
6.63%, 08/15/37	1,970	2,167,118
7.20%, 11/01/31	1,380	1,566,107
7.38%, 11/01/31	1,985	2,281,063
8.13%, 09/15/30	1,100	1,301,652
Phillips 66
0.90%, 02/15/24 (Call 07/01/22)	740	715,099
1.30%, 02/15/26 (Call 01/15/26)	3,074	2,823,869
2.15%, 12/15/30 (Call 09/15/30)	3,320	2,813,434
3.30%, 03/15/52 (Call 09/15/51)	2,570	2,010,640
3.85%, 04/09/25 (Call 03/09/25)(b)	4,711	4,754,341
3.90%, 03/15/28 (Call 12/15/27)	3,955	3,927,908
4.65%, 11/15/34 (Call 05/15/34)(b)	5,232	5,289,500
4.88%, 11/15/44 (Call 05/15/44)	4,148	4,212,460
5.88%, 05/01/42	4,699	5,297,559
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)(d)	1,515	1,462,187
4.90%, 10/01/46(d)	1,907	1,887,072

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	$300	$273,717
1.90%, 08/15/30 (Call 05/15/30)	7,170	6,024,162
2.15%, 01/15/31 (Call 10/15/30)	385	328,016
Shell International Finance BV
0.38%, 09/15/23(b)	777	756,953
2.00%, 11/07/24 (Call 10/07/24)	5,030	4,950,224
2.38%, 11/07/29 (Call 08/07/29)	4,496	4,088,168
2.50%, 09/12/26(b)	6,275	6,101,998
2.75%, 04/06/30 (Call 01/06/30)	1,958	1,813,363
2.88%, 05/10/26	5,307	5,228,616
2.88%, 11/26/41 (Call 05/26/41)	2,735	2,234,577
3.00%, 11/26/51 (Call 05/26/51)(b)	3,505	2,769,966
3.13%, 11/07/49 (Call 05/07/49)	4,883	3,975,250
3.25%, 05/11/25	11,906	11,987,199
3.25%, 04/06/50 (Call 10/06/49)	7,178	6,008,560
3.50%, 11/13/23 (Call 10/13/23)(b)	5,182	5,249,003
3.63%, 08/21/42	2,273	2,028,448
3.75%, 09/12/46	4,766	4,288,161
3.88%, 11/13/28 (Call 08/13/28)	3,510	3,554,472
4.00%, 05/10/46	7,894	7,436,148
4.13%, 05/11/35	4,958	4,930,483
4.38%, 05/11/45	10,133	10,082,031
4.55%, 08/12/43	2,773	2,809,077
5.50%, 03/25/40	3,245	3,651,761
6.38%, 12/15/38(b)	7,251	8,923,661
Suncor Energy Inc.
2.80%, 05/15/23	4,685	4,680,315
3.10%, 05/15/25 (Call 04/15/25)	2,489	2,462,567
3.75%, 03/04/51 (Call 09/04/50)	898	764,270
4.00%, 11/15/47 (Call 05/15/47)	3,507	3,114,742
5.35%, 07/15/33	1,256	1,300,086
5.95%, 12/01/34	1,850	2,006,529
5.95%, 05/15/35	2,648	2,896,382
6.50%, 06/15/38(b)	2,575	2,946,289
6.80%, 05/15/38	4,312	5,068,325
6.85%, 06/01/39(b)	3,291	3,916,224
7.15%, 02/01/32	567	665,562
Tosco Corp., 8.13%, 02/15/30	1,050	1,319,955
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	3,153	3,159,558
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	3,846	3,783,541
2.83%, 01/10/30 (Call 10/10/29)	4,859	4,545,740
2.99%, 06/29/41 (Call 12/29/40)	1,718	1,426,507
3.13%, 05/29/50 (Call 11/29/49)	6,871	5,597,185
3.39%, 06/29/60 (Call 12/29/59)	615	500,512
3.45%, 02/19/29 (Call 11/19/28)(b)	4,999	4,884,123
3.46%, 07/12/49 (Call 01/12/49)(b)	5,560	4,813,403
3.70%, 01/15/24	4,964	5,034,836
3.75%, 04/10/24(b)	6,275	6,389,958
TotalEnergies Capital SA, 3.88%, 10/11/28	3,832	3,871,125
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(b)	1,415	1,283,547
2.80%, 12/01/31 (Call 09/01/31)	2,140	1,870,531
2.85%, 04/15/25 (Call 03/15/25)	1,554	1,524,396
3.65%, 12/01/51 (Call 06/01/51)	3,930	3,138,026
4.00%, 04/01/29 (Call 01/01/29)	3,643	3,558,373
4.00%, 06/01/52 (Call 12/01/51)(b)	930	778,689
4.35%, 06/01/28 (Call 03/01/28)(b)	3,048	3,046,903
4.90%, 03/15/45(b)	2,781	2,679,660
Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 06/15/37	$1,975	$2,256,793
7.50%, 04/15/32	2,203	2,638,423
		826,080,318
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	3,204	3,303,228
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	2,160	2,109,283
2.06%, 12/15/26 (Call 11/15/26)(b)	3,070	2,869,437
3.14%, 11/07/29 (Call 08/07/29)	2,040	1,899,913
3.34%, 12/15/27 (Call 09/15/27)(b)	4,636	4,497,013
4.08%, 12/15/47 (Call 06/15/47)	5,978	5,382,531
4.49%, 05/01/30 (Call 02/01/30)	1,654	1,681,440
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	1,018	934,005
3.50%, 08/01/23 (Call 05/01/23)	2,259	2,272,147
3.80%, 11/15/25 (Call 08/15/25)(b)	1,696	1,716,522
4.50%, 11/15/41 (Call 05/15/41)(b)	2,570	2,375,708
4.75%, 08/01/43 (Call 02/01/43)(b)	3,445	3,243,089
4.85%, 11/15/35 (Call 05/15/35)	3,392	3,471,780
5.00%, 11/15/45 (Call 05/15/45)	4,641	4,551,846
6.70%, 09/15/38	3,346	3,861,953
7.45%, 09/15/39	3,956	4,881,150
HF Sinclair Corp.
2.63%, 10/01/23(d)	2,769	2,704,372
4.50%, 10/01/30 (Call 07/01/30)	1,757	1,604,932
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,297	2,143,055
3.95%, 12/01/42 (Call 06/01/42)	4,571	3,573,196
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,655	2,505,391
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(b)	2,273	2,070,589
3.65%, 12/01/23 (Call 09/01/23)(b)	6,004	6,087,876
		69,740,456
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	1,339	1,314,175
4.50%, 05/15/28 (Call 02/15/28)	555	563,331
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,780	2,388,270
2.69%, 05/25/31 (Call 02/25/31)	3,085	2,633,819
4.00%, 05/17/25 (Call 04/17/25)	1,810	1,817,186
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,025	942,313
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,675	1,591,719
1.57%, 01/15/26 (Call 12/15/25)	1,720	1,566,180
1.65%, 01/15/27 (Call 12/15/26)	1,675	1,497,232
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,034	953,586
3.05%, 10/01/51 (Call 04/01/51)	1,155	862,554
3.40%, 12/15/27 (Call 09/15/27)(b)	1,206	1,180,662
3.65%, 09/15/24 (Call 06/15/24)	1,164	1,170,542
4.05%, 12/15/49 (Call 06/15/49)	2,152	1,897,160
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	3,170	3,022,310
2.25%, 02/01/27 (Call 01/01/27)	2,475	2,289,746
2.85%, 02/01/32 (Call 11/01/31)	1,990	1,730,604
3.13%, 05/01/30 (Call 02/01/30)(b)	1,345	1,214,239

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
5.75%, 11/01/40 (Call 05/01/40)	$50	$53,803
WestRock MWV LLC
7.95%, 02/15/31	1,395	1,715,738
8.20%, 01/15/30(b)	486	593,566
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,558	3,520,605
3.00%, 06/15/33 (Call 03/15/33)(b)	2,365	2,083,116
3.38%, 09/15/27 (Call 06/15/27)	1,236	1,193,692
3.75%, 03/15/25 (Call 01/15/25)(b)	1,984	1,991,440
3.90%, 06/01/28 (Call 03/01/28)(b)	2,461	2,430,582
4.00%, 03/15/28 (Call 12/15/27)	2,077	2,064,081
4.20%, 06/01/32 (Call 03/01/32)(b)	2,001	1,960,740
4.65%, 03/15/26 (Call 01/15/26)	4,082	4,195,071
4.90%, 03/15/29 (Call 12/15/28)(b)	2,334	2,408,618
		52,846,680
Pharmaceuticals — 1.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(b)	12,450	12,273,708
2.95%, 11/21/26 (Call 09/21/26)	6,094	5,922,941
3.20%, 05/14/26 (Call 02/14/26)(b)	7,538	7,439,403
3.20%, 11/21/29 (Call 08/21/29)	17,659	16,633,365
3.60%, 05/14/25 (Call 02/14/25)	12,309	12,392,332
3.75%, 11/14/23 (Call 10/14/23)	4,629	4,698,574
3.80%, 03/15/25 (Call 12/15/24)	10,356	10,477,062
3.85%, 06/15/24 (Call 03/15/24)(b)	4,305	4,360,879
4.05%, 11/21/39 (Call 05/21/39)	10,871	10,130,250
4.25%, 11/14/28 (Call 08/14/28)	4,231	4,301,446
4.25%, 11/21/49 (Call 05/21/49)	16,998	15,827,858
4.30%, 05/14/36 (Call 11/14/35)	5,988	5,874,647
4.40%, 11/06/42	9,643	9,237,319
4.45%, 05/14/46 (Call 11/14/45)(b)	7,378	7,074,469
4.50%, 05/14/35 (Call 11/14/34)	5,891	5,973,651
4.55%, 03/15/35 (Call 09/15/34)(b)	6,246	6,333,444
4.63%, 10/01/42 (Call 04/01/42)	1,578	1,536,483
4.70%, 05/14/45 (Call 11/14/44)	6,880	6,840,853
4.75%, 03/15/45 (Call 09/15/44)	3,604	3,584,142
4.85%, 06/15/44 (Call 12/15/43)	4,196	4,225,288
4.88%, 11/14/48 (Call 05/14/48)	6,670	6,766,381
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(b)	2,817	2,502,820
2.80%, 05/15/30 (Call 02/15/30)(b)	3,358	3,029,487
3.25%, 03/01/25 (Call 12/01/24)	1,962	1,947,108
3.40%, 05/15/24 (Call 02/15/24)	2,660	2,667,554
3.45%, 12/15/27 (Call 09/15/27)(b)	4,054	3,995,379
4.25%, 03/01/45 (Call 09/01/44)(b)	2,215	2,009,315
4.30%, 12/15/47 (Call 06/15/47)	2,155	2,035,721
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 07/01/22)	869	832,728
1.20%, 05/28/26 (Call 04/28/26)	5,380	4,950,891
1.75%, 05/28/28 (Call 03/28/28)	5,314	4,805,982
2.25%, 05/28/31 (Call 02/28/31)(b)	1,757	1,562,641
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	4,315	3,914,352
1.38%, 08/06/30 (Call 05/06/30)(b)	7,446	6,231,781
2.13%, 08/06/50 (Call 02/06/50)(b)	2,715	1,884,644
3.00%, 05/28/51 (Call 11/28/50)	2,530	2,102,025
3.13%, 06/12/27 (Call 03/12/27)	3,781	3,716,761
3.38%, 11/16/25	7,876	7,919,869
3.50%, 08/17/23 (Call 07/17/23)	3,634	3,673,647
4.00%, 01/17/29 (Call 10/17/28)(b)	2,815	2,859,561
Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 09/18/42	$2,839	$2,752,836
4.38%, 11/16/45	1,939	1,958,119
4.38%, 08/17/48 (Call 02/17/48)	3,287	3,363,719
6.45%, 09/15/37	9,912	12,476,433
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,355	3,616,000
2.82%, 05/20/30 (Call 02/20/30)	2,722	2,453,012
3.36%, 06/06/24 (Call 04/06/24)	2,940	2,948,702
3.70%, 06/06/27 (Call 03/06/27)	4,848	4,823,615
3.73%, 12/15/24 (Call 09/15/24)	2,377	2,399,463
3.79%, 05/20/50 (Call 11/20/49)	4,345	3,741,479
4.67%, 06/06/47 (Call 12/06/46)	2,107	2,063,617
4.69%, 12/15/44 (Call 06/15/44)	5,207	5,035,221
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 07/01/22)(b)	315	306,712
0.75%, 11/13/25 (Call 10/13/25)	928	857,119
1.13%, 11/13/27 (Call 09/13/27)(b)	531	477,008
1.45%, 11/13/30 (Call 08/13/30)	1,010	846,885
2.35%, 11/13/40 (Call 05/13/40)	749	577,194
2.55%, 11/13/50 (Call 05/13/50)(b)	5,371	3,980,287
2.90%, 07/26/24 (Call 06/26/24)	5,662	5,680,515
2.95%, 03/15/32 (Call 12/15/31)(b)	1,585	1,493,863
3.20%, 06/15/26 (Call 04/15/26)	4,577	4,590,777
3.25%, 11/01/23(b)	363	367,135
3.25%, 08/01/42	3,123	2,667,292
3.40%, 07/26/29 (Call 04/26/29)	3,397	3,354,741
3.55%, 03/15/42 (Call 09/15/41)	2,070	1,870,038
3.63%, 05/15/24 (Call 02/15/24)	160	162,184
3.70%, 03/15/52 (Call 09/15/51)	6,250	5,664,562
3.90%, 02/20/28 (Call 11/20/27)	7,028	7,148,179
3.90%, 03/15/62 (Call 09/15/61)	3,507	3,178,605
4.13%, 06/15/39 (Call 12/15/38)	10,306	10,161,098
4.25%, 10/26/49 (Call 04/26/49)	11,652	11,525,459
4.35%, 11/15/47 (Call 05/15/47)	4,399	4,394,249
4.55%, 02/20/48 (Call 08/20/47)	4,121	4,229,259
4.63%, 05/15/44 (Call 11/15/43)(b)	765	787,935
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,898	3,876,678
3.41%, 06/15/27 (Call 03/15/27)	1,540	1,511,572
3.50%, 11/15/24 (Call 08/15/24)(b)	2,454	2,462,957
3.75%, 09/15/25 (Call 06/15/25)	2,197	2,207,941
4.37%, 06/15/47 (Call 12/15/46)	2,089	1,866,501
4.50%, 11/15/44 (Call 05/15/44)	1,510	1,344,972
4.60%, 03/15/43	1,375	1,236,208
4.90%, 09/15/45 (Call 03/15/45)	1,677	1,589,427
Cigna Corp.
0.61%, 03/15/24 (Call 07/01/22)	2,813	2,693,222
1.25%, 03/15/26 (Call 02/15/26)	1,280	1,172,979
2.38%, 03/15/31 (Call 12/15/30)	2,521	2,203,783
2.40%, 03/15/30 (Call 12/15/29)	6,752	5,968,971
3.00%, 07/15/23 (Call 05/16/23)(b)	2,733	2,741,500
3.05%, 10/15/27 (Call 07/15/27)(b)	3,709	3,568,651
3.20%, 03/15/40 (Call 09/15/39)	1,795	1,481,467
3.25%, 04/15/25 (Call 01/15/25)(b)	4,010	3,993,118
3.40%, 03/01/27 (Call 12/01/26)	5,006	4,927,206
3.40%, 03/15/50 (Call 09/15/49)	5,792	4,640,898
3.40%, 03/15/51 (Call 09/15/50)(b)	2,085	1,667,145
3.50%, 06/15/24 (Call 03/17/24)(b)	2,903	2,925,208
3.75%, 07/15/23 (Call 06/15/23)(b)	2,235	2,258,020
3.88%, 10/15/47 (Call 04/15/47)	4,946	4,258,209

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 11/15/25 (Call 09/15/25)	$7,820	$7,953,409
4.38%, 10/15/28 (Call 07/15/28)(b)	8,928	9,061,027
4.50%, 02/25/26 (Call 11/27/25)	3,370	3,467,932
4.80%, 08/15/38 (Call 02/15/38)	8,694	8,817,107
4.80%, 07/15/46 (Call 01/16/46)	3,549	3,536,898
4.90%, 12/15/48 (Call 06/15/48)	9,668	9,665,583
6.13%, 11/15/41	2,548	2,883,674
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(b)	9,821	8,707,790
1.75%, 08/21/30 (Call 05/21/30)	4,985	4,147,321
1.88%, 02/28/31 (Call 11/28/30)	5,205	4,327,229
2.13%, 09/15/31 (Call 06/15/31)	4,315	3,632,238
2.63%, 08/15/24 (Call 07/15/24)	3,018	2,991,834
2.70%, 08/21/40 (Call 02/21/40)	5,374	4,085,637
2.88%, 06/01/26 (Call 03/01/26)(b)	5,240	5,086,416
3.00%, 08/15/26 (Call 06/15/26)	3,212	3,135,747
3.25%, 08/15/29 (Call 05/15/29)	7,008	6,603,358
3.38%, 08/12/24 (Call 05/12/24)(b)	5,142	5,161,540
3.63%, 04/01/27 (Call 02/01/27)	2,953	2,947,803
3.75%, 04/01/30 (Call 01/01/30)	2,998	2,893,250
3.88%, 07/20/25 (Call 04/20/25)	10,013	10,125,446
4.00%, 12/05/23 (Call 09/05/23)	710	720,245
4.10%, 03/25/25 (Call 01/25/25)(b)	1,898	1,936,700
4.13%, 04/01/40 (Call 10/01/39)	4,625	4,240,292
4.25%, 04/01/50 (Call 10/01/49)	3,443	3,149,415
4.30%, 03/25/28 (Call 12/25/27)	10,450	10,580,729
4.78%, 03/25/38 (Call 09/25/37)	15,100	15,146,810
4.88%, 07/20/35 (Call 01/20/35)	1,549	1,595,656
5.05%, 03/25/48 (Call 09/25/47)	27,104	27,615,181
5.13%, 07/20/45 (Call 01/20/45)(b)	9,608	9,804,291
5.30%, 12/05/43 (Call 06/05/43)	3,353	3,475,317
6.13%, 09/15/39(b)	1,123	1,264,374
6.25%, 06/01/27	1,075	1,180,769
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	4,057	2,942,745
2.50%, 09/15/60 (Call 03/15/60)	1,950	1,389,375
2.75%, 06/01/25 (Call 03/01/25)(b)	2,494	2,484,323
3.10%, 05/15/27 (Call 02/15/27)(b)	4,570	4,510,910
3.38%, 03/15/29 (Call 12/15/28)	5,815	5,766,910
3.70%, 03/01/45 (Call 09/01/44)(b)	75	70,757
3.95%, 05/15/47 (Call 11/15/46)(b)	683	674,743
3.95%, 03/15/49 (Call 09/15/48)	70	69,780
4.15%, 03/15/59 (Call 09/15/58)	225	223,877
5.55%, 03/15/37	50	59,095
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	4,337	4,408,604
3.88%, 05/15/28	6,613	6,748,633
4.20%, 03/18/43	3,679	3,635,110
5.38%, 04/15/34	2,096	2,385,772
6.38%, 05/15/38	6,623	8,211,063
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,713	1,669,730
3.00%, 06/01/24 (Call 05/01/24)	5,787	5,809,338
3.38%, 06/01/29 (Call 03/01/29)	4,553	4,479,742
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	1,542	1,433,104
0.95%, 09/01/27 (Call 07/01/27)(b)	1,901	1,707,782
1.30%, 09/01/30 (Call 06/01/30)(b)	2,568	2,206,657
2.10%, 09/01/40 (Call 03/01/40)	3,426	2,605,199
2.25%, 09/01/50 (Call 03/01/50)(b)	2,681	1,946,084
Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 03/01/26 (Call 12/01/25)	$3,150	$3,102,750
2.45%, 09/01/60 (Call 03/01/60)	3,663	2,612,561
2.63%, 01/15/25 (Call 11/15/24)(b)	4,729	4,733,209
2.90%, 01/15/28 (Call 10/15/27)	5,721	5,623,571
2.95%, 03/03/27 (Call 12/03/26)(b)	3,605	3,593,933
3.38%, 12/05/23	4,587	4,651,585
3.40%, 01/15/38 (Call 07/15/37)	3,580	3,347,515
3.50%, 01/15/48 (Call 07/15/47)	3,095	2,841,148
3.55%, 03/01/36 (Call 09/01/35)(b)	3,561	3,494,018
3.63%, 03/03/37 (Call 09/03/36)	6,536	6,420,182
3.70%, 03/01/46 (Call 09/01/45)	6,974	6,646,571
3.75%, 03/03/47 (Call 09/03/46)	3,801	3,634,706
4.38%, 12/05/33 (Call 06/05/33)	4,983	5,325,681
4.50%, 09/01/40	2,122	2,208,875
4.50%, 12/05/43 (Call 06/05/43)	2,193	2,268,658
4.85%, 05/15/41	1,172	1,261,166
4.95%, 05/15/33(b)	719	808,400
5.85%, 07/15/38(b)	1,073	1,279,338
5.95%, 08/15/37	3,694	4,562,570
6.95%, 09/01/29(b)	903	1,123,811
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,300	2,103,856
1.30%, 08/15/26 (Call 07/15/26)	2,997	2,709,618
3.80%, 03/15/24 (Call 12/15/23)(b)	4,686	4,735,016
3.95%, 02/16/28 (Call 11/16/27)(b)	2,402	2,384,922
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	3,626	3,701,530
4.60%, 06/01/44 (Call 12/01/43)(b)	3,418	3,440,901
5.90%, 11/01/39	505	581,154
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,585	1,457,725
1.45%, 06/24/30 (Call 03/24/30)	959	815,735
1.70%, 06/10/27 (Call 05/10/27)	5,090	4,719,295
1.90%, 12/10/28 (Call 10/10/28)	4,665	4,255,226
2.15%, 12/10/31 (Call 09/10/31)	6,620	5,867,968
2.35%, 06/24/40 (Call 12/24/39)	3,391	2,691,979
2.45%, 06/24/50 (Call 12/24/49)(b)	4,695	3,461,248
2.75%, 02/10/25 (Call 11/10/24)	10,531	10,518,995
2.75%, 12/10/51 (Call 06/10/51)(b)	3,325	2,583,691
2.90%, 03/07/24 (Call 02/07/24)(b)	3,885	3,901,123
2.90%, 12/10/61 (Call 06/10/61)	4,181	3,173,170
3.40%, 03/07/29 (Call 12/07/28)	7,081	7,004,808
3.60%, 09/15/42 (Call 03/15/42)	2,880	2,640,730
3.70%, 02/10/45 (Call 08/10/44)	7,329	6,774,121
3.90%, 03/07/39 (Call 09/07/38)	4,920	4,863,174
4.00%, 03/07/49 (Call 09/07/48)	6,453	6,263,475
4.15%, 05/18/43	3,847	3,821,994
6.50%, 12/01/33(b)	578	720,662
6.55%, 09/15/37	90	112,879
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	625	731,950
5.95%, 12/01/28	505	569,287
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	1,077	1,086,338
4.55%, 04/15/28 (Call 01/15/28)	2,735	2,688,067
5.20%, 04/15/48 (Call 10/15/47)	3,032	2,663,460
5.40%, 11/29/43 (Call 05/29/43)	2,224	2,003,268
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(b)	3,135	3,054,399
2.00%, 02/14/27 (Call 12/14/26)(b)	3,836	3,639,827

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.20%, 08/14/30 (Call 05/14/30)	$1,478	$1,332,373
2.75%, 08/14/50 (Call 02/14/50)(b)	4,503	3,626,761
3.00%, 11/20/25 (Call 08/20/25)	5,771	5,793,334
3.10%, 05/17/27 (Call 02/17/27)	1,209	1,203,620
3.40%, 05/06/24	5,073	5,144,428
3.70%, 09/21/42(b)	2,055	1,916,144
4.00%, 11/20/45 (Call 05/20/45)	4,296	4,180,566
4.40%, 05/06/44(b)	6,273	6,480,699
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(b)	4,197	3,953,154
1.70%, 05/28/30 (Call 02/28/30)	4,106	3,566,759
1.75%, 08/18/31 (Call 05/18/31)(b)	3,795	3,249,658
2.55%, 05/28/40 (Call 11/28/39)	4,460	3,639,940
2.63%, 04/01/30 (Call 01/01/30)	4,748	4,427,083
2.70%, 05/28/50 (Call 11/28/49)(b)	2,940	2,334,184
2.75%, 06/03/26(b)	3,707	3,650,802
2.95%, 03/15/24 (Call 02/15/24)	2,917	2,934,414
3.00%, 06/15/23	3,644	3,661,783
3.00%, 12/15/26	7,103	7,056,902
3.20%, 09/15/23 (Call 08/15/23)	3,764	3,801,866
3.40%, 05/15/24(b)	3,403	3,453,432
3.45%, 03/15/29 (Call 12/15/28)(b)	5,473	5,417,011
3.60%, 09/15/28 (Call 06/15/28)	2,708	2,741,579
3.90%, 03/15/39 (Call 09/15/38)	4,023	3,918,764
4.00%, 12/15/36	3,937	3,978,968
4.00%, 03/15/49 (Call 09/15/48)	5,122	5,006,294
4.10%, 09/15/38 (Call 03/15/38)	3,512	3,503,817
4.13%, 12/15/46	1,897	1,879,491
4.20%, 09/15/48 (Call 03/15/48)	1,900	1,911,571
4.30%, 06/15/43	1,898	1,923,111
4.40%, 05/15/44	4,684	4,786,907
5.60%, 09/15/40	1,814	2,093,610
7.20%, 03/15/39	8,263	11,209,173
Pharmacia LLC, 6.60%, 12/01/28	3,794	4,372,661
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	2,233	2,250,752
3.63%, 06/19/28 (Call 03/19/28)	5,246	5,310,211
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	4,246	4,233,814
3.20%, 09/23/26 (Call 06/23/26)	6,929	6,776,146
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,315	7,986,308
3.03%, 07/09/40 (Call 01/09/40)	5,588	4,494,373
3.18%, 07/09/50 (Call 01/09/50)	6,680	5,184,949
3.38%, 07/09/60 (Call 01/09/60)	2,261	1,701,516
4.40%, 11/26/23 (Call 10/26/23)	5,536	5,632,825
5.00%, 11/26/28 (Call 08/26/28)	5,656	5,923,585
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	5,617	5,493,932
5.25%, 06/15/46 (Call 12/15/45)	2,377	2,120,260
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,042	3,730,564
2.30%, 06/22/27 (Call 04/22/27)(b)	3,533	3,159,562
2.70%, 06/22/30 (Call 03/22/30)	3,880	3,262,459
3.85%, 06/22/40 (Call 12/22/39)	5,141	3,997,333
4.00%, 06/22/50 (Call 12/22/49)	6,831	5,058,902
Wyeth LLC
5.95%, 04/01/37	5,646	6,801,510
6.00%, 02/15/36	1,659	1,977,727
6.45%, 02/01/24	2,442	2,581,218
Security	Par (000)	Value

Pharmaceuticals (continued)
6.50%, 02/01/34	$3,029	$3,715,250
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,785	3,274,214
3.00%, 09/12/27 (Call 06/12/27)(b)	4,301	4,156,529
3.00%, 05/15/50 (Call 11/15/49)(b)	2,520	1,980,518
3.90%, 08/20/28 (Call 05/20/28)	1,844	1,842,138
3.95%, 09/12/47 (Call 03/12/47)	2,214	2,044,629
4.45%, 08/20/48 (Call 02/20/48)	2,144	2,113,126
4.50%, 11/13/25 (Call 08/13/25)(b)	3,766	3,883,650
4.70%, 02/01/43 (Call 08/01/42)	2,590	2,640,945
		1,085,238,700
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	1,010	898,860
3.60%, 09/01/32 (Call 06/01/32)	765	677,056
4.45%, 07/15/27 (Call 04/15/27)(b)	737	732,379
4.80%, 05/03/29 (Call 02/03/29)(b)	2,146	2,126,021
4.95%, 12/15/24 (Call 09/15/24)	1,743	1,782,113
5.95%, 06/01/26 (Call 03/01/26)	1,865	1,963,696
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,100	2,562,677
3.70%, 11/15/29 (Call 05/18/29)	4,928	4,663,021
5.13%, 06/30/27 (Call 01/01/27)(b)	1,887	1,945,289
5.88%, 03/31/25 (Call 10/02/24)	6,416	6,680,339
7.00%, 06/30/24 (Call 01/01/24)	5,415	5,685,912
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5,834	5,988,893
5.80%, 06/01/45 (Call 12/01/44)(b)	2,467	2,619,683
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(d)	2,005	1,862,465
4.60%, 12/15/44 (Call 06/15/44)(b)(d)	1,826	1,689,872
4.80%, 11/01/43 (Call 05/01/43)(b)(d)	1,623	1,562,884
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,105	2,185,453
5.88%, 10/15/25 (Call 07/15/25)	2,592	2,749,386
7.38%, 10/15/45 (Call 04/15/45)	3,094	3,885,847
Series B, 7.50%, 04/15/38	1,460	1,790,953
Enbridge Inc.
0.55%, 10/04/23	1,584	1,533,486
1.60%, 10/04/26 (Call 09/04/26)	2,350	2,136,855
2.15%, 02/16/24	790	775,930
2.50%, 01/15/25 (Call 12/15/24)	2,372	2,303,663
2.50%, 02/14/25	750	729,900
2.50%, 08/01/33 (Call 05/01/33)	3,535	2,975,798
3.13%, 11/15/29 (Call 08/15/29)	3,585	3,329,067
3.40%, 08/01/51 (Call 02/01/51)	1,640	1,303,538
3.50%, 06/10/24 (Call 03/10/24)(b)	2,483	2,494,521
3.70%, 07/15/27 (Call 04/15/27)(b)	2,482	2,438,441
4.00%, 10/01/23 (Call 07/01/23)	2,234	2,257,479
4.00%, 11/15/49 (Call 05/15/49)	1,568	1,385,892
4.25%, 12/01/26 (Call 09/01/26)	3,321	3,356,867
4.50%, 06/10/44 (Call 12/10/43)	453	418,871
5.50%, 12/01/46 (Call 06/01/46)	776	834,146
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	3,770	3,676,956
3.75%, 05/15/30 (Call 02/15/30)(b)	4,086	3,823,025
3.90%, 05/15/24 (Call 02/15/24)(b)	2,586	2,587,500
3.90%, 07/15/26 (Call 04/15/26)	2,464	2,423,467
4.00%, 10/01/27 (Call 07/01/27)	2,605	2,537,426
4.05%, 03/15/25 (Call 12/15/24)	3,666	3,680,444

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.15%, 09/15/29 (Call 06/15/29)	$3,027	$2,877,466
4.20%, 04/15/27 (Call 01/15/27)	2,342	2,315,887
4.25%, 04/01/24 (Call 01/01/24)(b)	2,524	2,542,249
4.40%, 03/15/27 (Call 12/15/26)(b)	2,962	2,941,325
4.50%, 04/15/24 (Call 03/15/24)	3,127	3,171,153
4.75%, 01/15/26 (Call 10/15/25)	3,817	3,882,385
4.90%, 02/01/24 (Call 11/01/23)	1,723	1,747,467
4.90%, 03/15/35 (Call 09/15/34)(b)	2,725	2,576,842
4.95%, 05/15/28 (Call 02/15/28)	3,368	3,389,522
4.95%, 06/15/28 (Call 03/15/28)(b)	4,039	4,105,159
4.95%, 01/15/43 (Call 07/15/42)	1,374	1,189,540
5.00%, 05/15/44 (Call 11/15/43)(b)	1,825	1,612,716
5.00%, 05/15/50 (Call 11/15/49)	5,919	5,344,206
5.15%, 02/01/43 (Call 08/01/42)	2,146	1,913,674
5.15%, 03/15/45 (Call 09/15/44)	963	877,649
5.25%, 04/15/29 (Call 01/15/29)(b)	4,252	4,374,925
5.30%, 04/01/44 (Call 10/01/43)	2,474	2,257,055
5.30%, 04/15/47 (Call 10/15/46)	3,710	3,393,389
5.35%, 05/15/45 (Call 11/15/44)	3,088	2,832,036
5.40%, 10/01/47 (Call 04/01/47)	5,248	4,846,685
5.50%, 06/01/27 (Call 03/01/27)	2,683	2,789,166
5.88%, 01/15/24 (Call 10/15/23)	2,417	2,490,501
5.95%, 12/01/25 (Call 09/01/25)	2,118	2,236,883
5.95%, 10/01/43 (Call 04/01/43)	1,133	1,111,235
6.00%, 06/15/48 (Call 12/15/47)	3,365	3,321,255
6.05%, 06/01/41 (Call 12/01/40)(b)	2,129	2,162,723
6.10%, 02/15/42(b)	1,875	1,856,325
6.13%, 12/15/45 (Call 06/15/45)	3,128	3,147,081
6.25%, 04/15/49 (Call 10/15/48)	6,089	6,213,276
6.50%, 02/01/42 (Call 08/01/41)	867	907,714
6.63%, 10/15/36	1,355	1,432,086
7.50%, 07/01/38	2,630	2,979,948
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)(b)	1,801	1,782,522
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(b)	2,560	2,591,411
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)(b)	2,387	2,415,859
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,701	3,385,009
3.13%, 07/31/29 (Call 04/30/29)	4,701	4,415,508
3.20%, 02/15/52 (Call 08/15/51)	4,385	3,322,208
3.30%, 02/15/53 (Call 08/15/52)	1,367	1,052,563
3.70%, 02/15/26 (Call 11/15/25)(b)	4,157	4,167,642
3.70%, 01/31/51 (Call 07/31/50)(b)	4,332	3,588,802
3.75%, 02/15/25 (Call 11/15/24)	5,958	5,978,078
3.90%, 02/15/24 (Call 11/15/23)(b)	5,684	5,751,696
3.95%, 02/15/27 (Call 11/15/26)(b)	3,269	3,278,055
3.95%, 01/31/60 (Call 07/31/59)	2,857	2,377,853
4.15%, 10/16/28 (Call 07/16/28)(b)	3,866	3,892,869
4.20%, 01/31/50 (Call 07/31/49)	3,595	3,187,974
4.25%, 02/15/48 (Call 08/15/47)	2,744	2,474,649
4.45%, 02/15/43 (Call 08/15/42)	2,961	2,737,800
4.80%, 02/01/49 (Call 08/01/48)	4,268	4,109,188
4.85%, 08/15/42 (Call 02/15/42)	3,199	3,104,086
4.85%, 03/15/44 (Call 09/15/43)	5,477	5,321,727
4.90%, 05/15/46 (Call 11/15/45)	2,067	2,010,261
4.95%, 10/15/54 (Call 04/15/54)(b)	1,577	1,520,591
5.10%, 02/15/45 (Call 08/15/44)	4,899	4,859,318
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	1,670	1,438,555
5.70%, 02/15/42(b)	717	757,955
Security	Par (000)	Value

Pipelines (continued)
5.95%, 02/01/41	$3,364	$3,679,577
6.13%, 10/15/39	1,947	2,156,439
6.45%, 09/01/40(b)	1,595	1,811,505
7.55%, 04/15/38	1,459	1,814,281
Series D, 6.88%, 03/01/33(b)	940	1,117,998
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	3,601	3,132,870
Series H, 6.65%, 10/15/34	1,465	1,707,604
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	3,455	3,471,619
4.15%, 02/01/24 (Call 11/01/23)	3,179	3,219,723
4.25%, 09/01/24 (Call 06/01/24)	1,604	1,627,595
4.30%, 05/01/24 (Call 02/01/24)	2,872	2,915,999
4.70%, 11/01/42 (Call 05/01/42)	1,037	918,720
5.00%, 08/15/42 (Call 02/15/42)	1,620	1,522,525
5.00%, 03/01/43 (Call 09/01/42)(b)	2,295	2,138,963
5.40%, 09/01/44 (Call 03/01/44)	2,525	2,454,376
5.50%, 03/01/44 (Call 09/01/43)	1,710	1,671,063
5.63%, 09/01/41	1,752	1,722,321
5.80%, 03/15/35	1,251	1,316,227
6.38%, 03/01/41	2,386	2,523,911
6.50%, 02/01/37	820	892,964
6.50%, 09/01/39	2,132	2,313,455
6.55%, 09/15/40	1,708	1,859,090
6.95%, 01/15/38	4,353	4,962,681
7.30%, 08/15/33	870	1,003,084
7.40%, 03/15/31(b)	560	643,888
7.50%, 11/15/40	1,794	2,119,521
7.75%, 03/15/32	736	868,156
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,970	3,627,905
2.00%, 02/15/31 (Call 11/15/30)(b)	195	161,928
3.25%, 08/01/50 (Call 02/01/50)	2,346	1,726,656
3.60%, 02/15/51 (Call 08/15/50)(b)	1,240	966,233
4.30%, 06/01/25 (Call 03/01/25)	5,880	5,957,616
4.30%, 03/01/28 (Call 12/01/27)(b)	5,436	5,456,276
5.05%, 02/15/46 (Call 08/15/45)	3,298	3,129,604
5.20%, 03/01/48 (Call 09/01/47)	2,873	2,776,927
5.30%, 12/01/34 (Call 06/01/34)	3,743	3,839,382
5.55%, 06/01/45 (Call 12/01/44)	6,170	6,287,970
7.75%, 01/15/32	3,519	4,254,119
7.80%, 08/01/31	770	929,436
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	1,177	1,081,357
3.95%, 03/01/50 (Call 09/01/49)	2,829	2,368,524
4.20%, 10/03/47 (Call 04/03/47)	1,873	1,631,795
4.25%, 09/15/46 (Call 03/15/46)	1,913	1,692,450
4.85%, 02/01/49 (Call 08/01/48)	1,828	1,723,895
5.00%, 03/01/26 (Call 12/01/25)	2,704	2,811,268
5.15%, 10/15/43 (Call 04/15/43)	1,791	1,769,114
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5,928	5,439,651
2.65%, 08/15/30 (Call 05/15/30)	5,508	4,790,087
4.00%, 02/15/25 (Call 11/15/24)	2,095	2,098,750
4.00%, 03/15/28 (Call 12/15/27)	3,955	3,873,843
4.13%, 03/01/27 (Call 12/01/26)	3,862	3,834,155
4.25%, 12/01/27 (Call 09/01/27)	2,325	2,310,399
4.50%, 07/15/23 (Call 04/15/23)	4,873	4,935,082
4.50%, 04/15/38 (Call 10/15/37)	6,280	5,840,526
4.70%, 04/15/48 (Call 10/15/47)	4,569	4,090,260

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.80%, 02/15/29 (Call 11/15/28)	$3,015	$3,062,155
4.88%, 12/01/24 (Call 09/01/24)	4,609	4,717,772
4.88%, 06/01/25 (Call 03/01/25)	4,932	5,049,283
4.90%, 04/15/58 (Call 10/15/57)	686	599,825
4.95%, 03/14/52 (Call 09/14/51)	4,745	4,343,146
5.20%, 03/01/47 (Call 09/01/46)	3,548	3,398,878
5.20%, 12/01/47 (Call 06/01/47)	1,851	1,734,905
5.50%, 02/15/49 (Call 08/15/48)	5,566	5,553,365
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	3,004	2,991,984
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,275	1,201,687
2.75%, 09/01/24 (Call 08/01/24)(b)	1,144	1,121,509
3.10%, 03/15/30 (Call 12/15/29)	1,573	1,404,626
3.40%, 09/01/29 (Call 06/01/29)(b)	3,308	3,024,736
4.00%, 07/13/27 (Call 04/13/27)(b)	2,111	2,080,433
4.35%, 03/15/29 (Call 12/15/28)	2,568	2,502,054
4.45%, 09/01/49 (Call 03/01/49)	2,708	2,290,670
4.50%, 03/15/50 (Call 09/15/49)	885	748,905
4.55%, 07/15/28 (Call 04/15/28)(b)	2,631	2,635,315
4.95%, 07/13/47 (Call 01/06/47)	2,500	2,243,950
5.20%, 07/15/48 (Call 01/15/48)	3,404	3,221,512
5.85%, 01/15/26 (Call 12/15/25)	1,556	1,641,502
6.00%, 06/15/35	785	800,464
6.35%, 01/15/31 (Call 10/15/30)	1,610	1,758,893
7.15%, 01/15/51 (Call 07/15/50)	1,660	1,863,516
7.50%, 09/01/23 (Call 06/01/23)(b)	1,975	2,057,970
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(b)	2,508	2,568,669
5.00%, 09/15/23 (Call 06/15/23)	457	464,915
6.13%, 02/01/41 (Call 08/01/40)	2,420	2,439,239
6.20%, 09/15/43 (Call 03/15/43)	1,127	1,109,994
6.65%, 10/01/36	2,408	2,573,670
6.85%, 10/15/37	2,400	2,593,128
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(b)	2,543	2,353,063
3.60%, 11/01/24 (Call 08/01/24)(b)	3,734	3,723,918
3.80%, 09/15/30 (Call 06/15/30)	1,984	1,837,244
3.85%, 10/15/23 (Call 07/15/23)(b)	3,477	3,491,673
4.30%, 01/31/43 (Call 07/31/42)	1,477	1,183,461
4.50%, 12/15/26 (Call 09/15/26)	3,715	3,748,361
4.65%, 10/15/25 (Call 07/15/25)	4,513	4,569,638
4.70%, 06/15/44 (Call 12/15/43)	2,605	2,198,125
4.90%, 02/15/45 (Call 08/15/44)	1,846	1,601,202
5.15%, 06/01/42 (Call 12/01/41)	1,794	1,589,179
6.65%, 01/15/37	2,612	2,747,093
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,888	3,848,459
4.50%, 05/15/30 (Call 11/15/29)(b)	2,057	2,056,177
5.00%, 03/15/27 (Call 09/15/26)	9,118	9,399,290
5.63%, 03/01/25 (Call 12/01/24)(b)	8,267	8,583,874
5.75%, 05/15/24 (Call 02/15/24)	7,190	7,427,989
5.88%, 06/30/26 (Call 12/31/25)	2,020	2,135,382
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,038	2,966,060
3.50%, 03/15/25 (Call 12/15/24)	2,544	2,528,711
4.50%, 03/15/45 (Call 09/15/44)	3,820	3,507,066
4.75%, 03/15/24 (Call 12/15/23)	3,195	3,263,692
5.95%, 09/25/43 (Call 03/25/43)(b)	2,391	2,626,250
Security	Par (000)	Value

Pipelines (continued)
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	$2,580	$2,454,302
4.95%, 04/15/52 (Call 10/15/51)	1,505	1,374,291
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,550	3,238,594
4.88%, 02/01/31 (Call 02/01/26)	3,090	2,954,936
5.00%, 01/15/28 (Call 01/15/23)(b)	2,115	2,072,869
5.50%, 03/01/30 (Call 03/01/25)	3,150	3,125,367
6.50%, 07/15/27 (Call 07/15/22)(b)	2,000	2,076,520
6.88%, 01/15/29 (Call 01/15/24)(b)	2,230	2,343,618
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	3,040	3,030,546
4.38%, 03/13/25 (Call 12/13/24)(b)	2,193	2,223,110
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(b)	1,958	2,181,936
7.00%, 10/15/28(b)	1,170	1,325,715
7.63%, 04/01/37	110	129,048
Texas Eastern Transmission LP, 7.00%, 07/15/32	982	1,138,059
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,230	1,165,376
2.50%, 10/12/31 (Call 07/12/31)(b)	3,339	2,885,831
3.75%, 10/16/23 (Call 07/16/23)	4,621	4,659,447
4.10%, 04/15/30 (Call 01/15/30)	1,120	1,107,467
4.25%, 05/15/28 (Call 02/15/28)	5,429	5,468,034
4.63%, 03/01/34 (Call 12/01/33)	4,004	4,039,836
4.75%, 05/15/38 (Call 11/15/37)(b)	2,515	2,496,490
4.88%, 01/15/26 (Call 10/15/25)(b)	3,130	3,238,329
4.88%, 05/15/48 (Call 11/15/47)(b)	2,695	2,720,683
5.00%, 10/16/43 (Call 04/16/43)(b)	2,821	2,831,974
5.10%, 03/15/49 (Call 09/15/48)	3,601	3,783,967
5.60%, 03/31/34	1,296	1,385,009
5.85%, 03/15/36	3,128	3,460,569
6.10%, 06/01/40	3,021	3,403,851
6.20%, 10/15/37	4,168	4,769,943
7.25%, 08/15/38	2,641	3,278,300
7.63%, 01/15/39	2,134	2,766,283
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,959	1,817,345
3.95%, 05/15/50 (Call 11/15/49)	2,119	1,822,679
4.00%, 03/15/28 (Call 12/15/27)	1,159	1,151,038
4.45%, 08/01/42 (Call 02/01/42)	713	660,780
4.60%, 03/15/48 (Call 09/15/47)	2,445	2,282,432
5.40%, 08/15/41 (Call 02/15/41)	1,835	1,892,380
7.85%, 02/01/26 (Call 11/01/25)	2,972	3,340,944
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)(b)	1,916	1,931,060
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	895	776,090
3.50%, 11/15/30 (Call 08/15/30)	2,429	2,270,022
3.50%, 10/15/51 (Call 04/15/51)	685	530,519
3.75%, 06/15/27 (Call 03/15/27)	6,245	6,138,710
3.90%, 01/15/25 (Call 10/15/24)(b)	4,955	4,977,545
4.00%, 09/15/25 (Call 06/15/25)	3,771	3,788,724
4.30%, 03/04/24 (Call 12/04/23)	5,357	5,435,641
4.50%, 11/15/23 (Call 08/15/23)	2,569	2,610,078
4.55%, 06/24/24 (Call 03/24/24)(b)	2,167	2,203,081
4.85%, 03/01/48 (Call 09/01/47)	3,326	3,168,846
4.90%, 01/15/45 (Call 07/15/44)	2,326	2,187,766
5.10%, 09/15/45 (Call 03/15/45)	2,178	2,135,834

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.40%, 03/04/44 (Call 09/04/43)	$2,291	$2,290,336
5.75%, 06/24/44 (Call 12/24/43)	1,926	2,008,240
5.80%, 11/15/43 (Call 05/15/43)	1,660	1,727,927
6.30%, 04/15/40	4,533	5,022,473
8.75%, 03/15/32(b)	500	646,270
Series A, 7.50%, 01/15/31(b)	245	288,904
		711,829,677
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	887	894,611
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	4,905	4,123,437
4.88%, 03/01/26 (Call 12/01/25)	2,234	2,291,503
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,802	1,468,756
		8,778,307
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,560	1,373,533
2.60%, 06/15/33 (Call 03/15/33)	790	652,105
2.90%, 10/01/30 (Call 07/01/30)(b)	859	752,999
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,820	1,446,154
2.00%, 05/18/32 (Call 02/18/32)	1,678	1,384,702
2.75%, 12/15/29 (Call 09/15/29)	1,091	984,257
2.95%, 03/15/34 (Call 12/15/33)	815	713,793
3.00%, 05/18/51 (Call 11/18/50)(b)	3,260	2,346,385
3.38%, 08/15/31 (Call 05/15/31)	2,000	1,849,200
3.45%, 04/30/25 (Call 02/28/25)(b)	1,650	1,645,627
3.55%, 03/15/52 (Call 09/15/51)	2,865	2,287,788
3.80%, 04/15/26 (Call 02/15/26)	1,486	1,477,485
3.95%, 01/15/27 (Call 10/15/26)(b)	351	352,541
3.95%, 01/15/28 (Call 10/15/27)	1,447	1,437,884
4.00%, 02/01/50 (Call 08/01/49)	2,730	2,351,731
4.30%, 01/15/26 (Call 10/15/25)	590	598,171
4.50%, 07/30/29 (Call 04/30/29)	1,746	1,748,497
4.70%, 07/01/30 (Call 04/01/30)	1,217	1,235,778
4.85%, 04/15/49 (Call 10/15/48)	1,338	1,314,866
4.90%, 12/15/30 (Call 09/15/30)	1,845	1,905,202
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	115	101,377
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	1,615	1,517,018
2.85%, 02/01/30 (Call 11/01/29)	1,696	1,631,671
3.30%, 07/15/26 (Call 05/15/26)	2,098	2,069,887
3.63%, 11/15/27 (Call 08/15/27)	1,871	1,862,506
3.88%, 01/30/31 (Call 10/30/30)	1,530	1,536,380
4.13%, 07/01/24 (Call 04/01/24)	1,730	1,753,909
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	360	296,795
3.38%, 07/15/51 (Call 01/15/51)	1,710	1,253,071
3.63%, 04/15/32 (Call 01/15/32)	65	59,495
4.25%, 02/15/28 (Call 11/15/27)	3,040	2,980,781
4.90%, 02/15/29 (Call 11/15/28)	1,466	1,485,058
American Tower Corp.
0.60%, 01/15/24	2,494	2,392,793
1.30%, 09/15/25 (Call 08/15/25)(b)	2,560	2,358,528
1.45%, 09/15/26 (Call 08/15/26)	2,780	2,492,326
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.50%, 01/31/28 (Call 11/30/27)	$1,525	$1,306,559
1.60%, 04/15/26 (Call 03/15/26)	3,631	3,315,539
1.88%, 10/15/30 (Call 07/15/30)	2,151	1,730,888
2.10%, 06/15/30 (Call 03/15/30)	1,677	1,387,114
2.30%, 09/15/31 (Call 06/15/31)(b)	3,265	2,672,337
2.40%, 03/15/25 (Call 02/15/25)	4,362	4,205,055
2.70%, 04/15/31 (Call 01/15/31)	3,227	2,742,885
2.75%, 01/15/27 (Call 11/15/26)	2,823	2,641,425
2.90%, 01/15/30 (Call 10/15/29)	1,960	1,733,777
2.95%, 01/15/25 (Call 12/15/24)(b)	2,865	2,817,871
2.95%, 01/15/51 (Call 07/15/50)	3,590	2,531,309
3.00%, 06/15/23(b)	3,110	3,109,285
3.10%, 06/15/50 (Call 12/15/49)	3,611	2,623,753
3.13%, 01/15/27 (Call 10/15/26)	2,143	2,035,164
3.38%, 05/15/24 (Call 04/15/24)	3,520	3,518,275
3.38%, 10/15/26 (Call 07/15/26)(b)	3,660	3,546,906
3.55%, 07/15/27 (Call 04/15/27)	2,086	2,006,523
3.60%, 01/15/28 (Call 10/15/27)	2,933	2,793,565
3.65%, 03/15/27 (Call 02/15/27)	1,535	1,496,088
3.70%, 10/15/49 (Call 04/15/49)	1,776	1,411,121
3.80%, 08/15/29 (Call 05/15/29)	5,506	5,205,758
3.95%, 03/15/29 (Call 12/15/28)	3,783	3,623,357
4.00%, 06/01/25 (Call 03/01/25)	2,661	2,677,897
4.05%, 03/15/32 (Call 12/15/31)(b)	2,310	2,188,402
4.40%, 02/15/26 (Call 11/15/25)(b)	1,729	1,753,949
5.00%, 02/15/24	4,002	4,113,376
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(b)	2,060	1,838,612
2.05%, 01/15/32 (Call 10/15/31)(b)	2,565	2,210,107
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,200,960
2.45%, 01/15/31 (Call 10/17/30)	2,189	1,952,807
2.90%, 10/15/26 (Call 07/15/26)	1,492	1,440,317
2.95%, 05/11/26 (Call 02/11/26)(b)	2,170	2,107,829
3.20%, 01/15/28 (Call 10/15/27)	2,293	2,208,274
3.30%, 06/01/29 (Call 03/01/29)	1,973	1,876,106
3.35%, 05/15/27 (Call 02/15/27)	902	881,019
3.45%, 06/01/25 (Call 03/03/25)	2,102	2,096,997
3.50%, 11/15/24 (Call 08/15/24)	775	778,154
3.50%, 11/15/25 (Call 08/15/25)	470	468,162
3.90%, 10/15/46 (Call 04/15/46)	905	823,333
4.15%, 07/01/47 (Call 01/01/47)	980	922,425
4.20%, 12/15/23 (Call 09/16/23)(b)	1,212	1,228,520
4.35%, 04/15/48 (Call 10/18/47)(b)	1,235	1,207,929
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(b)	3,125	2,518,812
2.55%, 04/01/32 (Call 01/01/32)(b)	3,405	2,833,369
2.75%, 10/01/26 (Call 07/01/26)	4,146	3,938,866
2.90%, 03/15/30 (Call 12/15/29)	2,687	2,389,361
3.13%, 09/01/23 (Call 06/01/23)	4,082	4,083,470
3.20%, 01/15/25 (Call 10/15/24)	4,067	4,028,689
3.25%, 01/30/31 (Call 10/30/30)	3,087	2,767,526
3.40%, 06/21/29 (Call 03/21/29)	1,720	1,599,273
3.65%, 02/01/26 (Call 11/03/25)(b)	4,418	4,378,503
3.80%, 02/01/24 (Call 11/01/23)	3,290	3,314,938
4.50%, 12/01/28 (Call 09/01/28)	3,987	4,016,982
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,453	2,373,670
4.10%, 10/01/24 (Call 07/01/24)	227	227,751
4.55%, 10/01/29 (Call 07/01/29)(b)	1,359	1,338,493

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	$548	$484,991
2.50%, 08/16/31 (Call 05/16/31)	3,000	2,480,190
3.65%, 06/15/24 (Call 04/15/24)	1,817	1,807,842
3.85%, 02/01/25 (Call 11/01/24)(b)	1,024	1,023,283
3.90%, 03/15/27 (Call 12/15/26)	661	643,642
4.05%, 07/01/30 (Call 04/01/30)	3,382	3,180,128
4.13%, 06/15/26 (Call 03/15/26)(b)	1,703	1,694,383
4.13%, 05/15/29 (Call 02/15/29)(b)	1,934	1,866,059
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	3,137	2,633,261
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(b)	2,020	1,839,493
3.15%, 07/01/29 (Call 04/01/29)	2,208	2,075,652
3.35%, 11/01/49 (Call 05/01/49)	2,075	1,681,144
4.10%, 10/15/28 (Call 07/15/28)	1,157	1,154,802
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,260	1,054,015
2.25%, 03/15/26 (Call 02/15/26)	50	46,073
2.75%, 04/15/31 (Call 01/15/31)(b)	840	705,869
2.90%, 12/01/33 (Call 09/01/33)	1,555	1,266,408
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,775	4,252,042
1.35%, 07/15/25 (Call 06/15/25)(b)	2,010	1,861,159
2.10%, 04/01/31 (Call 01/01/31)	3,755	3,091,642
2.25%, 01/15/31 (Call 10/15/30)(b)	1,977	1,659,158
2.50%, 07/15/31 (Call 04/15/31)	250	211,645
2.90%, 03/15/27 (Call 02/15/27)	1,080	1,022,134
2.90%, 04/01/41 (Call 10/01/40)	3,715	2,825,183
3.10%, 11/15/29 (Call 08/15/29)	3,770	3,427,571
3.15%, 07/15/23 (Call 06/15/23)	2,580	2,584,799
3.20%, 09/01/24 (Call 07/01/24)	3,631	3,605,256
3.25%, 01/15/51 (Call 07/15/50)	2,170	1,636,223
3.30%, 07/01/30 (Call 04/01/30)	4,090	3,731,225
3.65%, 09/01/27 (Call 06/01/27)	2,415	2,353,321
3.70%, 06/15/26 (Call 03/15/26)	3,674	3,641,448
3.80%, 02/15/28 (Call 11/15/27)	4,551	4,431,036
4.00%, 03/01/27 (Call 12/01/26)	2,360	2,348,884
4.00%, 11/15/49 (Call 05/15/49)	1,903	1,608,301
4.15%, 07/01/50 (Call 01/01/50)	2,258	1,981,260
4.30%, 02/15/29 (Call 11/15/28)	3,185	3,145,633
4.45%, 02/15/26 (Call 11/15/25)(b)	2,020	2,047,694
4.75%, 05/15/47 (Call 11/15/46)	1,558	1,460,609
5.20%, 02/15/49 (Call 08/15/48)	1,303	1,311,248
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,525	1,251,766
2.25%, 12/15/28 (Call 10/15/28)(b)	3,452	3,034,412
2.50%, 02/15/32 (Call 11/15/31)	2,245	1,881,310
3.00%, 02/15/30 (Call 11/15/29)	760	686,850
3.13%, 09/01/26 (Call 06/01/26)	2,447	2,367,595
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,310,549
4.38%, 02/15/29 (Call 11/15/28)(b)	2,421	2,394,006
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,274	4,025,852
3.70%, 08/15/27 (Call 05/15/27)	4,780	4,648,598
4.45%, 07/15/28 (Call 04/15/28)	1,455	1,456,513
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	1,782	1,482,571
1.75%, 02/01/31 (Call 11/01/30)(b)	2,225	1,828,883
2.25%, 01/15/32 (Call 10/15/31)	1,682	1,428,035
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.88%, 11/15/29 (Call 08/15/29)	$1,685	$1,548,279
3.05%, 03/01/50 (Call 09/01/49)	1,621	1,225,460
3.25%, 06/30/26 (Call 03/30/26)	454	444,457
3.38%, 12/15/27 (Call 09/15/27)	3,210	3,102,048
4.00%, 09/15/28 (Call 06/15/28)(b)	1,216	1,214,735
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,325,850
4.50%, 04/01/25 (Call 01/01/25)(b)	1,000	994,070
4.50%, 06/01/27 (Call 03/01/27)(b)	1,500	1,435,650
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,469,775
4.95%, 04/15/28 (Call 01/15/28)	1,000	958,150
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,469	1,340,477
1.25%, 07/15/25 (Call 06/15/25)	2,773	2,564,748
1.45%, 05/15/26 (Call 04/15/26)	3,115	2,830,196
1.55%, 03/15/28 (Call 01/15/28)	523	449,759
1.80%, 07/15/27 (Call 05/15/27)	2,096	1,857,706
2.00%, 05/15/28 (Call 03/15/28)	3,158	2,781,851
2.15%, 07/15/30 (Call 04/15/30)	855	719,329
2.50%, 05/15/31 (Call 02/15/31)	605	513,197
2.63%, 11/18/24 (Call 10/18/24)(b)	3,647	3,572,492
2.90%, 11/18/26 (Call 09/18/26)	2,638	2,497,131
2.95%, 09/15/51 (Call 03/15/51)	2,085	1,495,654
3.00%, 07/15/50 (Call 01/15/50)	1,994	1,437,614
3.20%, 11/18/29 (Call 08/18/29)(b)	3,402	3,122,424
3.40%, 02/15/52 (Call 08/15/51)	2,060	1,601,238
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(b)	795	668,945
2.50%, 02/15/30 (Call 11/15/29)	2,073	1,862,342
2.85%, 11/01/26 (Call 08/01/26)	451	436,446
3.00%, 07/01/29 (Call 04/01/29)	1,903	1,783,168
3.25%, 08/01/27 (Call 05/01/27)	1,029	997,883
3.38%, 06/01/25 (Call 03/01/25)	288	286,353
3.50%, 03/01/28 (Call 12/01/27)	2,818	2,754,961
4.00%, 08/01/47 (Call 02/01/47)(b)	956	868,641
4.15%, 12/01/28 (Call 09/01/28)	2,350	2,371,808
4.50%, 07/01/44 (Call 01/01/44)(b)	345	335,933
4.50%, 06/01/45 (Call 12/01/44)	1,345	1,294,226
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(b)	1,440	1,154,362
1.70%, 03/01/28 (Call 01/01/28)	585	514,104
2.55%, 06/15/31 (Call 03/15/31)	1,045	896,788
2.65%, 03/15/32 (Call 12/15/31)	2,608	2,252,217
2.65%, 09/01/50 (Call 03/01/50)	105	69,648
3.00%, 01/15/30 (Call 10/15/29)	2,375	2,145,147
3.38%, 04/15/26 (Call 01/15/26)	1,259	1,237,307
3.50%, 04/01/25 (Call 01/01/25)	1,126	1,120,201
3.63%, 05/01/27 (Call 02/01/27)(b)	1,655	1,636,365
3.88%, 05/01/24 (Call 02/01/24)	2,075	2,090,272
4.00%, 03/01/29 (Call 12/01/28)	1,481	1,450,625
4.50%, 03/15/48 (Call 09/15/47)(b)	1,750	1,645,140
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,495	1,228,307
2.55%, 06/01/31 (Call 03/01/31)	1,435	1,220,109
3.90%, 04/01/29 (Call 02/01/29)	145	139,489
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(b)	1,104	1,003,326
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,647,670
3.25%, 07/15/27 (Call 04/15/27)	1,669	1,599,303
3.50%, 06/01/30 (Call 03/01/30)	381	353,088

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 01/15/24 (Call 10/15/23)(b)	$1,515	$1,526,378
4.50%, 12/01/44 (Call 06/01/44)	1,026	947,367
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	1,580	1,329,997
3.35%, 09/01/24 (Call 08/01/24)	1,823	1,797,423
4.00%, 01/15/30 (Call 10/15/29)(b)	2,821	2,574,811
4.00%, 01/15/31 (Call 10/15/30)	2,752	2,491,964
5.25%, 06/01/25 (Call 03/01/25)	3,660	3,661,976
5.30%, 01/15/29 (Call 10/15/28)	3,000	2,985,720
5.38%, 11/01/23 (Call 08/01/23)(b)	4,054	4,103,175
5.38%, 04/15/26 (Call 01/15/26)	4,363	4,410,295
5.75%, 06/01/28 (Call 03/03/28)	2,349	2,385,997
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(b)	815	669,531
2.40%, 03/15/30 (Call 12/15/29)	475	409,559
3.63%, 01/15/28 (Call 10/15/27)	1,307	1,250,812
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	1,913	1,545,149
3.10%, 02/15/30 (Call 11/15/29)	1,760	1,575,147
3.50%, 08/01/26 (Call 05/01/26)(b)	2,212	2,172,051
3.75%, 07/01/27 (Call 04/01/27)	2,663	2,617,569
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,265	1,134,743
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,255,596
2.88%, 01/15/31 (Call 10/15/30)	1,730	1,540,409
3.00%, 01/15/30 (Call 10/15/29)	3,194	2,919,380
3.25%, 07/15/26 (Call 05/15/26)(b)	1,112	1,088,548
3.40%, 02/01/25 (Call 11/01/24)	348	346,044
3.50%, 07/15/29 (Call 04/15/29)	1,981	1,882,108
4.00%, 06/01/25 (Call 03/01/25)	2,516	2,532,530
6.75%, 02/01/41 (Call 08/01/40)(b)	758	906,651
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(b)	546	462,287
3.05%, 02/15/30 (Call 11/15/29)	1,845	1,638,950
3.88%, 03/01/27 (Call 12/01/26)	2,075	2,037,940
4.13%, 03/15/28 (Call 12/15/27)	708	692,757
4.20%, 04/15/29 (Call 01/15/29)(b)	2,305	2,250,786
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	3,187	3,184,068
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,929	1,916,153
Series F, 4.50%, 02/01/26 (Call 11/01/25)	305	304,912
Series H, 3.38%, 12/15/29 (Call 09/15/29)(b)	2,159	1,936,321
Series I, 3.50%, 09/15/30 (Call 06/15/30)	275	245,743
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,640	1,357,067
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	1,614	1,460,331
3.95%, 11/01/27 (Call 08/01/27)(b)	1,481	1,435,637
4.65%, 04/01/29 (Call 01/01/29)	2,396	2,358,982
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,358	1,090,039
2.30%, 11/15/28 (Call 09/15/28)	1,655	1,444,732
2.70%, 01/15/34 (Call 10/15/33)(b)	1,580	1,280,321
4.15%, 04/15/32 (Call 01/15/32)	3,025	2,890,750
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,613	1,304,223
2.65%, 11/15/33 (Call 08/15/33)	1,310	1,044,908
3.05%, 02/15/30 (Call 11/15/29)	1,653	1,467,285
3.45%, 12/15/24 (Call 09/15/24)	3,622	3,583,100
4.25%, 08/15/29 (Call 05/15/29)	1,843	1,791,101
4.38%, 10/01/25 (Call 07/01/25)	1,106	1,118,763
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 12/15/28 (Call 09/15/28)(b)	$1,879	$1,902,243
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	618	548,024
2.25%, 12/01/31 (Call 09/01/31)	886	741,077
2.70%, 03/01/24 (Call 01/01/24)	2,812	2,783,964
2.70%, 10/01/30 (Call 07/01/30)	730	648,912
2.80%, 10/01/26 (Call 07/01/26)	2,878	2,746,763
3.13%, 06/01/23 (Call 03/01/23)	1,343	1,346,237
3.30%, 02/01/25 (Call 12/01/24)(b)	1,187	1,176,293
3.70%, 10/01/49 (Call 04/01/49)	612	494,631
3.80%, 04/01/27 (Call 01/01/27)(b)	2,124	2,103,079
4.13%, 12/01/46 (Call 06/01/46)	871	747,727
4.25%, 04/01/45 (Call 10/01/44)	1,562	1,362,689
4.45%, 09/01/47 (Call 03/01/47)	2,295	2,109,266
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,357	1,325,070
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)(b)	2,315	2,261,060
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,336	1,104,311
2.40%, 10/15/31 (Call 07/15/31)	2,290	1,888,174
3.88%, 12/15/27 (Call 09/15/27)	796	777,191
4.00%, 06/15/29 (Call 03/15/29)	2,167	2,067,080
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,544	1,504,628
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(b)	245	197,847
2.70%, 09/15/30 (Call 06/15/30)(b)	696	588,990
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,005	1,791,728
1.70%, 02/15/31 (Call 11/15/30)	2,326	1,886,153
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,032,374
2.88%, 09/15/51 (Call 03/15/51)	1,190	861,155
3.60%, 06/01/27 (Call 03/01/27)(b)	2,675	2,616,872
3.75%, 06/15/24 (Call 03/15/24)	1,112	1,123,076
3.95%, 03/15/29 (Call 12/15/28)	1,730	1,695,175
4.00%, 11/15/25 (Call 08/15/25)(b)	1,692	1,704,605
4.20%, 06/15/28 (Call 03/15/28)	1,358	1,357,593
4.30%, 10/15/23 (Call 07/15/23)	3,580	3,633,020
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	3,083	2,455,856
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,087	1,823,767
3.00%, 04/15/52 (Call 10/15/51)	435	307,880
3.10%, 04/15/50 (Call 10/15/49)	2,027	1,458,224
3.50%, 10/15/27 (Call 07/15/27)	855	822,194
3.50%, 04/15/51 (Call 10/15/50)	1,407	1,101,400
3.60%, 12/15/26 (Call 09/15/26)	2,072	2,034,455
3.90%, 06/15/24 (Call 03/15/24)	2,140	2,161,721
4.00%, 11/15/25 (Call 08/15/25)	2,320	2,342,342
4.30%, 10/15/28 (Call 07/15/28)	1,070	1,062,178
4.80%, 10/15/48 (Call 04/15/48)(b)	585	563,402
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	1,085	931,798
2.65%, 06/15/26 (Call 05/15/26)	1,533	1,365,704
3.45%, 10/15/31 (Call 07/15/31)	1,401	1,085,173
4.25%, 05/15/24 (Call 02/15/24)	2,132	2,120,103
4.50%, 02/01/25 (Call 11/01/24)	2,267	2,229,980
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,073	2,447,460
3.38%, 02/01/31 (Call 11/01/30)	1,519	1,269,276
3.63%, 10/01/29 (Call 07/01/29)	2,387	2,097,123

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 08/01/23 (Call 06/01/23)	$1,803	$1,819,822
4.50%, 01/15/25 (Call 10/15/24)	2,520	2,525,695
4.50%, 04/01/27 (Call 01/01/27)(b)	1,330	1,296,856
4.75%, 01/15/28 (Call 10/15/27)	1,837	1,781,945
4.95%, 04/01/24 (Call 01/01/24)	2,543	2,577,432
5.25%, 01/15/26 (Call 10/15/25)(b)	3,470	3,516,776
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,395	1,978,701
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	2,733	2,293,561
3.95%, 01/15/28 (Call 10/15/27)(b)	2,713	2,652,907
4.30%, 03/15/27 (Call 12/15/26)	246	246,947
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	300	241,884
3.15%, 08/15/30 (Call 05/15/30)	1,468	1,263,317
3.40%, 06/01/23 (Call 03/01/23)	855	857,206
4.45%, 03/15/24 (Call 12/15/23)(b)	905	918,602
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,568	2,904,673
1.63%, 03/15/31 (Call 12/15/30)	1,604	1,327,583
2.13%, 04/15/27 (Call 02/15/27)	1,526	1,428,519
2.13%, 10/15/50 (Call 04/15/50)	1,608	1,054,044
2.25%, 04/15/30 (Call 01/15/30)	2,667	2,353,814
3.00%, 04/15/50 (Call 10/15/49)	2,948	2,328,920
3.25%, 10/01/26 (Call 07/01/26)(b)	1,305	1,294,769
3.88%, 09/15/28 (Call 06/15/28)(b)	2,062	2,058,227
4.38%, 02/01/29 (Call 11/01/28)	2,141	2,185,233
4.38%, 09/15/48 (Call 03/15/48)	289	284,151
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	1,198	1,087,964
1.50%, 11/09/26 (Call 10/09/26)(b)	2,369	2,178,769
1.85%, 05/01/28 (Call 03/01/28)	2,660	2,367,533
1.95%, 11/09/28 (Call 09/09/28)	2,200	1,953,556
2.25%, 11/09/31 (Call 08/09/31)(b)	1,770	1,522,696
2.30%, 05/01/31 (Call 02/01/31)	2,495	2,175,690
3.09%, 09/15/27 (Call 06/15/27)(b)	2,610	2,531,021
3.39%, 05/01/29 (Call 02/01/29)	2,176	2,085,609
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,131	2,703,650
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(b)	1,778	1,591,915
1.80%, 03/15/33 (Call 12/15/32)	1,543	1,221,948
2.20%, 06/15/28 (Call 04/15/28)	935	840,930
2.85%, 12/15/32 (Call 09/15/32)	551	494,148
3.00%, 01/15/27 (Call 10/15/26)(b)	2,219	2,143,621
3.10%, 12/15/29 (Call 09/15/29)	1,219	1,135,230
3.25%, 06/15/29 (Call 03/15/29)(b)	1,082	1,026,353
3.25%, 01/15/31 (Call 10/15/30)	3,329	3,124,932
3.40%, 01/15/28 (Call 11/15/27)	1,710	1,656,494
3.65%, 01/15/28 (Call 10/15/27)(b)	2,564	2,521,925
3.88%, 07/15/24 (Call 04/15/24)(b)	2,000	2,022,820
3.88%, 04/15/25 (Call 02/15/25)	2,592	2,611,673
3.95%, 08/15/27 (Call 05/15/27)(b)	3,661	3,667,004
4.13%, 10/15/26 (Call 07/15/26)	2,841	2,881,569
4.60%, 02/06/24 (Call 11/06/23)	2,084	2,129,848
4.63%, 11/01/25 (Call 09/01/25)(b)	1,796	1,857,064
4.65%, 03/15/47 (Call 09/15/46)	2,733	2,760,166
4.88%, 06/01/26 (Call 03/01/26)	2,554	2,650,924
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(b)	1,170	1,049,127
3.60%, 02/01/27 (Call 11/01/26)	436	429,626
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 06/15/30 (Call 03/15/30)	$713	$667,739
4.13%, 03/15/28 (Call 12/15/27)	1,156	1,142,856
4.40%, 02/01/47 (Call 08/01/46)	1,798	1,677,876
4.65%, 03/15/49 (Call 09/15/48)	1,426	1,353,745
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,373	1,978,180
2.15%, 09/01/31 (Call 06/01/31)(b)	2,210	1,812,598
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,230	2,663,200
3.90%, 10/15/29 (Call 07/15/29)(b)	2,024	1,856,899
5.13%, 08/15/26 (Call 05/15/26)	2,691	2,694,068
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,225	1,866,708
2.85%, 01/15/32 (Call 08/15/31)	220	184,072
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	3,304	2,963,556
1.75%, 02/01/28 (Call 11/01/27)	560	493,942
2.00%, 09/13/24 (Call 06/13/24)(b)	5,627	5,483,793
2.20%, 02/01/31 (Call 11/01/30)(b)	1,419	1,195,891
2.25%, 01/15/32 (Call 10/15/31)	3,090	2,568,686
2.45%, 09/13/29 (Call 06/13/29)	4,448	3,917,887
2.65%, 07/15/30 (Call 04/15/30)	1,038	915,827
2.65%, 02/01/32 (Call 12/01/31)	2,385	2,062,071
2.75%, 06/01/23 (Call 03/01/23)(b)	1,025	1,025,953
3.25%, 11/30/26 (Call 08/30/26)	2,933	2,870,028
3.25%, 09/13/49 (Call 03/13/49)(b)	4,353	3,403,524
3.30%, 01/15/26 (Call 10/15/25)	2,422	2,391,725
3.38%, 10/01/24 (Call 07/01/24)(b)	5,108	5,136,860
3.38%, 06/15/27 (Call 03/15/27)(b)	1,212	1,182,100
3.38%, 12/01/27 (Call 09/01/27)	3,368	3,272,551
3.50%, 09/01/25 (Call 06/01/25)(b)	3,903	3,901,946
3.75%, 02/01/24 (Call 11/01/23)(b)	3,893	3,934,149
3.80%, 07/15/50 (Call 01/15/50)	2,355	2,028,314
4.25%, 10/01/44 (Call 04/01/44)	1,052	946,916
4.25%, 11/30/46 (Call 05/30/46)	2,257	2,055,111
4.75%, 03/15/42 (Call 09/15/41)(b)	2,166	2,092,746
6.75%, 02/01/40 (Call 11/01/39)	2,138	2,541,954
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,460	2,425,585
4.25%, 02/01/26 (Call 11/01/25)	2,014	2,008,018
4.70%, 06/01/27 (Call 03/01/27)	2,249	2,275,313
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	781	678,291
2.70%, 02/15/32 (Call 11/15/31)	655	541,213
3.20%, 01/15/27 (Call 11/15/26)	1,827	1,726,899
3.20%, 02/15/31 (Call 11/15/30)	725	636,579
3.40%, 01/15/30 (Call 10/15/29)	1,545	1,390,732
4.00%, 07/15/29 (Call 04/15/29)	2,702	2,542,825
4.45%, 09/15/26 (Call 06/15/26)	1,541	1,548,058
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,865	1,548,155
2.75%, 11/18/30 (Call 08/18/30)	619	528,601
4.50%, 03/15/28 (Call 12/15/27)(b)	1,962	1,962,569
4.63%, 03/15/29 (Call 12/15/28)	1,366	1,359,334
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(b)	615	539,995
2.70%, 07/15/31 (Call 04/15/31)	2,842	2,396,914
4.20%, 04/15/32 (Call 01/15/32)	1,450	1,365,523
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	650	528,560

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.13%, 09/01/26 (Call 06/01/26)	$853	$810,239
3.88%, 07/15/27 (Call 04/15/27)(b)	2,165	2,097,798
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(b)	1,735	1,352,745
2.10%, 08/01/32 (Call 05/01/32)	1,245	1,004,205
2.10%, 06/15/33 (Call 03/15/33)	585	463,712
2.95%, 09/01/26 (Call 06/01/26)(b)	805	770,160
3.00%, 08/15/31 (Call 05/15/31)	2,248	1,998,944
3.10%, 11/01/34 (Call 08/01/34)	808	683,722
3.20%, 01/15/30 (Call 10/15/29)	2,428	2,233,906
3.50%, 07/01/27 (Call 04/01/27)	1,088	1,064,205
3.50%, 01/15/28 (Call 10/15/27)	1,050	1,010,352
4.40%, 01/26/29 (Call 10/26/28)	2,070	2,082,027
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(b)	2,200	1,868,746
2.65%, 01/15/25 (Call 12/15/24)	3,061	2,975,965
3.00%, 01/15/30 (Call 10/15/29)	2,030	1,826,655
3.25%, 10/15/26 (Call 07/15/26)	879	851,171
3.50%, 04/15/24 (Call 03/15/24)	1,780	1,788,651
3.50%, 02/01/25 (Call 11/01/24)(b)	2,828	2,805,857
3.75%, 05/01/24 (Call 02/01/24)	2,480	2,489,176
3.85%, 04/01/27 (Call 01/01/27)(b)	1,185	1,173,494
4.00%, 03/01/28 (Call 12/01/27)(b)	993	976,139
4.13%, 01/15/26 (Call 10/15/25)	4,842	4,862,530
4.38%, 02/01/45 (Call 08/01/44)	338	305,400
4.40%, 01/15/29 (Call 10/15/28)	504	499,383
4.75%, 11/15/30 (Call 08/15/30)	990	1,002,761
4.88%, 04/15/49 (Call 10/15/48)	2,297	2,183,436
5.70%, 09/30/43 (Call 03/30/43)	950	1,005,337
VICI Properties LP
4.38%, 05/15/25	555	553,729
4.75%, 02/15/28 (Call 01/15/28)	2,275	2,253,160
4.95%, 02/15/30 (Call 12/15/29)(b)	2,845	2,796,350
5.13%, 05/15/32 (Call 02/15/32)	3,270	3,242,434
5.63%, 05/15/52 (Call 11/15/51)	1,746	1,712,040
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,010	923,776
3.40%, 06/01/31 (Call 03/01/31)(b)	1,055	922,418
3.50%, 01/15/25 (Call 11/15/24)(b)	3,375	3,331,327
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,458	2,119,140
2.70%, 02/15/27 (Call 12/15/26)(b)	1,809	1,718,948
2.75%, 01/15/31 (Call 10/15/30)(b)	691	603,906
2.75%, 01/15/32 (Call 10/15/31)	2,145	1,852,894
2.80%, 06/01/31 (Call 03/01/31)	3,300	2,907,234
3.10%, 01/15/30 (Call 10/15/29)(b)	2,630	2,414,840
3.63%, 03/15/24 (Call 02/15/24)	5,188	5,210,775
3.85%, 06/15/32 (Call 03/15/32)	1,630	1,547,766
4.00%, 06/01/25 (Call 03/01/25)	3,813	3,838,738
4.13%, 03/15/29 (Call 12/15/28)(b)	1,831	1,810,182
4.25%, 04/01/26 (Call 01/01/26)	3,552	3,579,208
4.25%, 04/15/28 (Call 01/15/28)	3,193	3,191,180
4.50%, 01/15/24 (Call 10/15/23)	1,691	1,715,706
4.95%, 09/01/48 (Call 03/01/48)(b)	305	305,830
6.50%, 03/15/41 (Call 09/15/40)	2,057	2,418,559
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	520	473,741
4.00%, 11/15/29 (Call 08/15/29)	2,219	2,164,080
4.00%, 04/15/30 (Call 01/15/30)	3,240	3,150,706
4.00%, 03/09/52 (Call 09/09/51)	335	291,038
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.95%, 10/01/27(b)	$1,029	$1,164,849
7.38%, 03/15/32	2,938	3,562,384
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(b)	740	589,543
2.40%, 02/01/31 (Call 11/01/30)(b)	1,848	1,555,369
2.45%, 02/01/32 (Call 11/01/31)(b)	1,645	1,372,851
3.85%, 07/15/29 (Call 04/15/29)	1,625	1,552,167
4.00%, 02/01/25 (Call 11/01/24)	2,328	2,340,036
4.25%, 10/01/26 (Call 07/01/26)	955	965,476
4.60%, 04/01/24 (Call 01/01/24)	2,382	2,424,828
		851,958,912
Retail — 0.6%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(b)	3,205	2,802,196
3.50%, 03/15/32 (Call 12/15/31)	1,775	1,586,921
3.90%, 04/15/30 (Call 01/15/30)	2,254	2,119,459
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(b)	817	703,380
2.40%, 08/01/31 (Call 05/01/31)	2,295	1,849,885
3.50%, 11/15/24 (Call 09/15/24)	2,649	2,633,238
3.80%, 11/15/27 (Call 08/15/27)	1,312	1,268,468
3.85%, 03/01/32 (Call 12/01/31)	1,320	1,184,449
4.50%, 10/01/25 (Call 07/01/25)	1,949	1,981,529
4.75%, 06/01/30 (Call 03/01/30)(b)	1,848	1,807,880
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	531	428,135
3.13%, 07/15/23 (Call 04/15/23)	1,626	1,631,496
3.13%, 04/18/24 (Call 03/18/24)(b)	1,489	1,485,575
3.13%, 04/21/26 (Call 01/21/26)	2,743	2,683,340
3.25%, 04/15/25 (Call 01/15/25)	2,958	2,935,608
3.63%, 04/15/25 (Call 03/15/25)(b)	640	641,766
3.75%, 06/01/27 (Call 03/01/27)(b)	2,179	2,168,977
3.75%, 04/18/29 (Call 01/18/29)	3,045	2,928,316
4.00%, 04/15/30 (Call 01/15/30)	945	921,441
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(b)	3,955	3,246,501
4.45%, 10/01/28 (Call 07/01/28)(b)	3,359	3,393,665
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,326	3,949,335
1.60%, 04/20/30 (Call 01/20/30)	6,104	5,248,830
1.75%, 04/20/32 (Call 01/20/32)	4,785	4,047,488
2.75%, 05/18/24 (Call 03/18/24)(b)	4,858	4,876,266
3.00%, 05/18/27 (Call 02/18/27)(b)	4,687	4,637,271
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(b)	3,824	3,792,184
4.55%, 02/15/48 (Call 08/15/47)	2,180	1,874,211
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	2,245	1,865,640
4.10%, 01/15/52 (Call 07/15/51)	2,055	1,442,446
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	1,538	1,441,275
3.88%, 04/15/27 (Call 01/15/27)(b)	3,584	3,589,555
4.13%, 05/01/28 (Call 02/01/28)	2,692	2,702,230
4.13%, 04/03/50 (Call 10/03/49)(b)	3,240	2,758,018
4.15%, 11/01/25 (Call 08/01/25)	2,112	2,152,952
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(b)	3,535	2,998,670
3.38%, 12/01/51 (Call 06/01/51)(b)	2,375	1,752,726
4.00%, 05/15/25 (Call 03/15/25)	4,600	4,644,942
4.20%, 05/15/28 (Call 02/15/28)(b)	5,353	5,345,131

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
Genuine Parts Co.
1.75%, 02/01/25 (Call 02/01/23)	$355	$337,119
1.88%, 11/01/30 (Call 08/01/30)	2,245	1,806,125
2.75%, 02/01/32 (Call 11/01/31)	535	459,474
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	4,497	3,895,571
1.38%, 03/15/31 (Call 12/15/30)(b)	6,185	5,114,129
1.50%, 09/15/28 (Call 07/15/28)(b)	1,245	1,108,100
1.88%, 09/15/31 (Call 06/15/31)	1,560	1,335,922
2.13%, 09/15/26 (Call 06/15/26)	3,765	3,611,953
2.38%, 03/15/51 (Call 09/15/50)	5,495	3,916,781
2.50%, 04/15/27 (Call 02/15/27)	6,244	6,020,527
2.70%, 04/15/25 (Call 03/15/25)	1,345	1,340,521
2.70%, 04/15/30 (Call 01/15/30)	4,424	4,115,161
2.75%, 09/15/51 (Call 03/15/51)	1,420	1,080,151
2.80%, 09/14/27 (Call 06/14/27)(b)	3,024	2,950,124
2.88%, 04/15/27 (Call 03/15/27)	1,650	1,620,382
2.95%, 06/15/29 (Call 03/15/29)	1,856	1,773,334
3.00%, 04/01/26 (Call 01/01/26)	5,392	5,390,328
3.13%, 12/15/49 (Call 06/15/49)	5,169	4,208,290
3.25%, 04/15/32 (Call 01/15/32)	5,040	4,823,935
3.30%, 04/15/40 (Call 10/15/39)	2,717	2,407,833
3.35%, 09/15/25 (Call 06/15/25)(b)	1,555	1,572,292
3.35%, 04/15/50 (Call 10/15/49)	2,941	2,505,203
3.50%, 09/15/56 (Call 03/15/56)	3,110	2,672,236
3.63%, 04/15/52 (Call 10/15/51)	5,290	4,716,564
3.75%, 02/15/24 (Call 11/15/23)(b)	3,013	3,069,223
3.90%, 12/06/28 (Call 09/06/28)(b)	3,451	3,533,755
3.90%, 06/15/47 (Call 12/15/46)	3,950	3,682,308
4.20%, 04/01/43 (Call 10/01/42)	4,514	4,434,599
4.25%, 04/01/46 (Call 10/01/45)	5,590	5,494,076
4.40%, 03/15/45 (Call 09/15/44)	2,627	2,636,667
4.50%, 12/06/48 (Call 06/06/48)	5,263	5,361,787
4.88%, 02/15/44 (Call 08/15/43)	4,275	4,537,827
5.40%, 09/15/40 (Call 03/15/40)	2,904	3,253,322
5.88%, 12/16/36(b)	9,033	10,890,456
5.95%, 04/01/41 (Call 10/01/40)	4,280	5,081,986
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	2,515	2,281,935
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(b)	6,252	5,413,419
1.70%, 09/15/28 (Call 07/15/28)	2,970	2,606,650
1.70%, 10/15/30 (Call 07/15/30)(b)	3,458	2,875,085
2.50%, 04/15/26 (Call 01/15/26)	2,996	2,893,147
2.63%, 04/01/31 (Call 01/01/31)	5,755	5,087,938
2.80%, 09/15/41 (Call 03/15/41)	2,410	1,868,136
3.00%, 10/15/50 (Call 04/15/50)	3,443	2,573,505
3.10%, 05/03/27 (Call 02/03/27)	4,216	4,109,377
3.13%, 09/15/24 (Call 06/15/24)	4,125	4,115,925
3.35%, 04/01/27 (Call 03/01/27)(b)	1,710	1,683,649
3.38%, 09/15/25 (Call 06/15/25)(b)	6,327	6,326,620
3.50%, 04/01/51 (Call 10/01/50)	4,727	3,796,868
3.65%, 04/05/29 (Call 01/05/29)	4,518	4,383,815
3.70%, 04/15/46 (Call 10/15/45)	6,631	5,636,748
3.75%, 04/01/32 (Call 01/01/32)	5,760	5,496,307
3.88%, 09/15/23 (Call 06/15/23)(b)	1,427	1,444,509
4.00%, 04/15/25 (Call 03/15/25)	4,567	4,655,234
4.05%, 05/03/47 (Call 11/03/46)	4,969	4,382,211
4.25%, 04/01/52 (Call 10/01/51)	1,665	1,507,641
4.38%, 09/15/45 (Call 03/15/45)	1,428	1,309,619
4.45%, 04/01/62 (Call 10/01/61)	2,105	1,898,773
Security	Par (000)	Value
Retail (continued)
4.50%, 04/15/30 (Call 01/15/30)	$5,369	$5,458,555
4.55%, 04/05/49 (Call 10/05/48)	383	364,589
4.65%, 04/15/42 (Call 10/15/41)	2,270	2,228,958
5.00%, 04/15/40 (Call 10/15/39)	2,381	2,422,596
5.13%, 04/15/50 (Call 10/15/49)	260	267,236
5.50%, 10/15/35(b)	488	530,749
6.50%, 03/15/29(b)	600	679,176
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(b)	737	696,509
2.13%, 03/01/30 (Call 12/01/29)(b)	1,085	952,229
2.63%, 09/01/29 (Call 06/01/29)	4,433	4,062,534
3.25%, 06/10/24	1,388	1,400,020
3.30%, 07/01/25 (Call 06/01/25)(b)	7,056	7,092,691
3.38%, 05/26/25 (Call 02/26/25)(b)	2,450	2,457,325
3.50%, 03/01/27 (Call 12/01/26)	1,954	1,950,385
3.50%, 07/01/27 (Call 05/01/27)	4,223	4,205,686
3.60%, 07/01/30 (Call 04/01/30)	1,900	1,850,049
3.63%, 05/01/43(b)	1,771	1,521,094
3.63%, 09/01/49 (Call 03/01/49)	4,592	3,962,069
3.70%, 01/30/26 (Call 10/30/25)(b)	4,370	4,418,201
3.70%, 02/15/42(b)	2,136	1,868,295
3.80%, 04/01/28 (Call 01/01/28)	3,966	3,978,334
4.20%, 04/01/50 (Call 10/01/49)	2,965	2,774,943
4.45%, 03/01/47 (Call 09/01/46)(b)	3,785	3,658,770
4.45%, 09/01/48 (Call 03/01/48)	2,685	2,596,959
4.60%, 05/26/45 (Call 11/26/44)(b)	2,419	2,384,094
4.70%, 12/09/35 (Call 06/09/35)	3,298	3,418,476
4.88%, 07/15/40(b)	1,367	1,389,597
4.88%, 12/09/45 (Call 06/09/45)	6,145	6,334,205
5.70%, 02/01/39	1,394	1,555,941
6.30%, 10/15/37	2,668	3,170,118
6.30%, 03/01/38	2,203	2,599,342
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,024,814
3.55%, 03/15/26 (Call 12/15/25)	2,758	2,741,507
3.60%, 09/01/27 (Call 06/01/27)	1,796	1,778,615
3.85%, 06/15/23 (Call 03/15/23)	1,927	1,939,294
3.90%, 06/01/29 (Call 03/01/29)	3,322	3,227,190
4.20%, 04/01/30 (Call 01/01/30)(b)	1,656	1,626,871
4.35%, 06/01/28 (Call 03/01/28)(b)	1,725	1,746,545
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(b)	3,076	2,761,664
1.88%, 04/15/31 (Call 01/15/31)(b)	1,570	1,277,666
4.60%, 04/15/25 (Call 03/15/25)	2,842	2,910,236
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,501	2,314,100
2.25%, 03/12/30 (Call 12/12/29)	2,865	2,482,809
2.45%, 06/15/26 (Call 03/15/26)(b)	1,491	1,432,717
2.55%, 11/15/30 (Call 08/15/30)(b)	3,836	3,381,434
3.00%, 02/14/32 (Call 11/14/31)(b)	3,510	3,145,557
3.35%, 03/12/50 (Call 09/12/49)	3,395	2,653,091
3.50%, 03/01/28 (Call 12/01/27)(b)	2,511	2,469,468
3.50%, 11/15/50 (Call 05/15/50)	2,575	2,096,076
3.55%, 08/15/29 (Call 05/15/29)	2,790	2,691,290
3.75%, 12/01/47 (Call 06/01/47)	2,949	2,493,232
3.80%, 08/15/25 (Call 06/15/25)	3,721	3,771,271
3.85%, 10/01/23 (Call 07/01/23)(b)	3,271	3,311,004
4.00%, 11/15/28 (Call 08/15/28)	3,720	3,737,856
4.30%, 06/15/45 (Call 12/15/44)	2,366	2,154,385
4.45%, 08/15/49 (Call 02/15/49)(b)	1,324	1,240,694

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
4.50%, 11/15/48 (Call 05/15/48)	$4,620	$4,376,249
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	2,390	2,263,330
2.25%, 04/15/25 (Call 03/15/25)(b)	8,133	7,988,151
2.35%, 02/15/30 (Call 11/15/29)	3,261	2,958,216
2.50%, 04/15/26(b)	4,336	4,251,144
2.65%, 09/15/30 (Call 06/15/30)(b)	1,994	1,834,201
2.95%, 01/15/52 (Call 07/15/51)	4,015	3,231,754
3.38%, 04/15/29 (Call 01/15/29)(b)	5,903	5,800,111
3.50%, 07/01/24	5,985	6,077,528
3.63%, 04/15/46(b)	4,453	4,022,128
3.90%, 11/15/47 (Call 05/15/47)	4,237	3,964,773
4.00%, 07/01/42(b)	2,166	2,099,395
6.50%, 10/15/37	443	545,701
7.00%, 01/15/38	570	735,272
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	576	501,287
1.60%, 05/15/31 (Call 02/15/31)(b)	350	289,464
2.25%, 09/15/26 (Call 06/15/26)	6,120	5,848,027
3.88%, 04/15/30 (Call 01/15/30)	2,495	2,474,940
4.50%, 04/15/50 (Call 10/15/49)(b)	2,435	2,519,056
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)(b)	2,315	1,872,511
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 07/01/22)	2,000	1,945,860
3.20%, 04/15/30 (Call 01/15/30)(b)	2,000	1,857,260
3.45%, 06/01/26 (Call 03/01/26)(b)	2,252	2,234,097
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,542,919
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(b)	2,002	1,859,858
2.50%, 09/22/41 (Call 03/22/41)(b)	4,161	3,379,231
2.65%, 12/15/24 (Call 10/15/24)(b)	135	135,150
2.65%, 09/22/51 (Call 03/22/51)(b)	5,615	4,449,831
2.85%, 07/08/24 (Call 06/08/24)(b)	95	95,455
2.95%, 09/24/49 (Call 03/24/49)(b)	223	188,310
3.25%, 07/08/29 (Call 04/08/29)(b)	450	444,033
3.30%, 04/22/24 (Call 01/22/24)	8,920	9,036,138
3.40%, 06/26/23 (Call 05/26/23)	100	101,385
3.55%, 06/26/25 (Call 04/26/25)(b)	180	183,400
3.63%, 12/15/47 (Call 06/15/47)	380	359,548
3.70%, 06/26/28 (Call 03/26/28)(b)	1,407	1,436,617
3.95%, 06/28/38 (Call 12/28/37)	370	367,210
4.00%, 04/11/43 (Call 10/11/42)(b)	60	59,154
4.05%, 06/29/48 (Call 12/29/47)(b)	135	136,863
5.00%, 10/25/40(b)	120	132,968
5.63%, 04/01/40(b)	410	489,790
5.88%, 04/05/27(b)	215	240,069
6.50%, 08/15/37(b)	220	287,098
7.55%, 02/15/30	400	500,428
		534,401,588

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	2,085	2,146,091
Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	1,992	2,027,179
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,230	1,989,918
2.10%, 10/01/31 (Call 07/01/31)	2,240	1,963,248
2.80%, 10/01/41 (Call 04/01/41)	1,550	1,266,644
2.95%, 04/01/25 (Call 03/01/25)	831	826,770
Security	Par (000)	Value
Semiconductors (continued)
2.95%, 10/01/51 (Call 04/01/51)	$590	$474,496
3.50%, 12/05/26 (Call 09/05/26)	4,078	4,103,651
5.30%, 12/15/45 (Call 06/15/45)	200	222,960
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	3,060	2,642,953
2.75%, 06/01/50 (Call 12/01/49)	3,856	3,000,855
3.30%, 04/01/27 (Call 01/01/27)(b)	4,455	4,460,168
3.90%, 10/01/25 (Call 07/01/25)(b)	3,186	3,259,023
4.35%, 04/01/47 (Call 10/01/46)	3,022	3,084,948
5.10%, 10/01/35 (Call 04/01/35)	1,129	1,244,813
5.85%, 06/15/41	2,084	2,475,313
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	857	845,559
3.50%, 01/15/28 (Call 10/15/27)	4,691	4,474,229
3.63%, 01/15/24 (Call 11/15/23)	431	433,745
3.88%, 01/15/27 (Call 10/15/26)	12,407	12,201,788
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)(d)	3,475	3,021,512
2.45%, 02/15/31 (Call 11/15/30)(d)	10,425	8,640,448
2.60%, 02/15/33 (Call 11/15/32)(d)	4,355	3,514,180
3.14%, 11/15/35 (Call 08/15/35)(d)	1,522	1,244,966
3.15%, 11/15/25 (Call 10/15/25)	1,783	1,745,789
3.19%, 11/15/36 (Call 08/15/36)(d)	1,175	943,102
3.42%, 04/15/33 (Call 01/15/33)(d)	17,116	14,824,339
3.46%, 09/15/26 (Call 07/15/26)(b)	1,157	1,131,882
3.47%, 04/15/34 (Call 01/15/34)(d)	11,865	10,148,134
3.50%, 02/15/41 (Call 08/15/40)(d)	8,735	6,960,223
3.63%, 10/15/24 (Call 09/15/24)	680	682,645
3.75%, 02/15/51 (Call 08/15/50)(b)(d)	3,726	2,913,136
4.00%, 04/15/29 (Call 02/15/29)(d)	2,870	2,743,691
4.15%, 11/15/30 (Call 08/15/30)(b)	4,340	4,136,497
4.15%, 04/15/32 (Call 01/15/32)(d)	3,170	2,974,379
4.30%, 11/15/32 (Call 08/15/32)	8,024	7,600,092
4.93%, 05/15/37 (Call 02/15/37)(d)	24,054	22,795,254
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,958	3,551,672
2.00%, 08/12/31 (Call 05/12/31)	5,045	4,353,785
2.45%, 11/15/29 (Call 08/15/29)	6,932	6,344,028
2.60%, 05/19/26 (Call 02/19/26)	4,496	4,401,224
2.80%, 08/12/41 (Call 02/12/41)	1,700	1,359,728
2.88%, 05/11/24 (Call 03/11/24)(b)	5,499	5,527,925
3.05%, 08/12/51 (Call 02/12/51)	595	470,205
3.10%, 02/15/60 (Call 08/15/59)	5,160	3,929,288
3.15%, 05/11/27 (Call 02/11/27)(b)	3,113	3,100,330
3.20%, 08/12/61 (Call 02/12/61)	395	306,251
3.25%, 11/15/49 (Call 05/15/49)	10,148	8,386,510
3.40%, 03/25/25 (Call 02/25/25)	6,647	6,727,894
3.70%, 07/29/25 (Call 04/29/25)(b)	8,603	8,754,757
3.73%, 12/08/47 (Call 06/08/47)	3,977	3,564,704
3.75%, 03/25/27 (Call 01/25/27)	4,405	4,477,286
3.90%, 03/25/30 (Call 12/25/29)	6,164	6,217,503
4.00%, 12/15/32(b)	2,911	2,944,535
4.10%, 05/19/46 (Call 11/19/45)(b)	6,422	6,145,726
4.10%, 05/11/47 (Call 11/11/46)	5,033	4,743,955
4.25%, 12/15/42(b)	782	761,856
4.60%, 03/25/40 (Call 09/25/39)	5,874	6,026,841
4.75%, 03/25/50 (Call 09/25/49)	6,139	6,416,053
4.80%, 10/01/41	855	895,612
4.90%, 07/29/45 (Call 01/29/45)	1,621	1,711,209
4.95%, 03/25/60 (Call 09/25/59)(b)	3,489	3,748,163

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	$2,933	$2,431,310
4.10%, 03/15/29 (Call 12/15/28)	2,753	2,785,678
4.65%, 11/01/24 (Call 08/01/24)	4,366	4,508,244
5.00%, 03/15/49 (Call 09/15/48)(b)	1,684	1,796,020
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,015	2,608,729
2.88%, 06/15/50 (Call 12/15/49)	2,939	2,276,902
3.13%, 06/15/60 (Call 12/15/59)	2,961	2,263,388
3.75%, 03/15/26 (Call 01/15/26)	4,310	4,356,505
3.80%, 03/15/25 (Call 12/15/24)(b)	2,817	2,856,607
4.00%, 03/15/29 (Call 12/15/28)(b)	3,741	3,770,516
4.88%, 03/15/49 (Call 09/15/48)	2,628	2,791,094
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,410	3,106,339
2.45%, 04/15/28 (Call 02/15/28)	2,982	2,669,427
2.95%, 04/15/31 (Call 01/15/31)	1,950	1,694,881
4.20%, 06/22/23 (Call 05/22/23)	3,179	3,208,247
4.88%, 06/22/28 (Call 03/22/28)(b)	3,122	3,173,513
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(b)	1,157	1,124,083
Microchip Technology Inc.
2.67%, 09/01/23	445	441,956
4.25%, 09/01/25 (Call 09/01/22)	4,100	4,108,651
4.33%, 06/01/23 (Call 05/01/23)(b)	783	792,897
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	3,952	3,318,060
3.37%, 11/01/41 (Call 05/01/41)	1,815	1,421,944
3.48%, 11/01/51 (Call 05/01/51)	1,990	1,498,589
4.19%, 02/15/27 (Call 12/15/26)	3,014	3,021,595
4.66%, 02/15/30 (Call 11/15/29)	3,927	3,909,368
4.98%, 02/06/26 (Call 12/06/25)	3,456	3,573,780
5.33%, 02/06/29 (Call 11/06/28)	2,499	2,578,918
NVIDIA Corp.
0.31%, 06/15/23 (Call 07/01/22)	250	245,155
0.58%, 06/14/24 (Call 06/14/23)	395	378,829
1.55%, 06/15/28 (Call 04/15/28)	6,510	5,825,864
2.00%, 06/15/31 (Call 03/15/31)(b)	3,408	2,954,225
2.85%, 04/01/30 (Call 01/01/30)(b)	7,592	7,134,051
3.20%, 09/16/26 (Call 06/16/26)(b)	3,297	3,316,848
3.50%, 04/01/40 (Call 10/01/39)	2,643	2,413,059
3.50%, 04/01/50 (Call 10/01/49)	6,777	6,064,670
3.70%, 04/01/60 (Call 10/01/59)	2,000	1,766,860
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	2,654	2,703,019
5.35%, 03/01/26 (Call 01/01/26)	2,065	2,139,361
5.55%, 12/01/28 (Call 09/01/28)	2,757	2,904,279
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	3,948	3,318,136
2.65%, 02/15/32 (Call 11/15/31)	3,846	3,236,063
2.70%, 05/01/25 (Call 04/01/25)	2,259	2,174,446
3.13%, 02/15/42 (Call 08/15/41)	1,875	1,423,237
3.15%, 05/01/27 (Call 03/01/27)	2,750	2,615,552
3.25%, 05/11/41 (Call 11/11/40)	4,105	3,243,566
3.25%, 11/30/51 (Call 05/30/51)	1,850	1,328,300
3.40%, 05/01/30 (Call 02/01/30)	3,988	3,669,638
3.88%, 06/18/26 (Call 04/18/26)	2,935	2,899,310
4.30%, 06/18/29 (Call 03/18/29)	3,694	3,634,379
4.40%, 06/01/27 (Call 05/01/27)	465	466,772
5.00%, 01/15/33 (Call 10/15/32)	3,405	3,402,855
Security	Par (000)	Value
Semiconductors (continued)
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)(d)	$955	$908,873
4.38%, 10/15/29 (Call 10/15/24)	3,400	3,165,536
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	3,670	3,248,354
1.65%, 05/20/32 (Call 02/20/32)(b)	4,573	3,779,219
2.15%, 05/20/30 (Call 02/20/30)(b)	4,920	4,398,382
2.90%, 05/20/24 (Call 03/20/24)(b)	238	238,595
3.25%, 05/20/27 (Call 02/20/27)	8,572	8,534,712
3.25%, 05/20/50 (Call 11/20/49)	4,044	3,432,749
3.45%, 05/20/25 (Call 02/20/25)	461	466,435
4.25%, 05/20/32 (Call 02/20/32)(b)	790	819,254
4.30%, 05/20/47 (Call 11/20/46)(b)	7,126	7,090,227
4.50%, 05/20/52 (Call 11/20/51)	4,315	4,362,767
4.65%, 05/20/35 (Call 11/20/34)	3,617	3,831,199
4.80%, 05/20/45 (Call 11/20/44)	2,516	2,646,455
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/16/22)	795	776,063
1.80%, 06/01/26 (Call 05/01/26)	2,985	2,695,813
3.00%, 06/01/31 (Call 03/01/31)	1,815	1,524,019
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	610	562,341
1.38%, 03/12/25 (Call 02/12/25)	3,753	3,602,054
1.75%, 05/04/30 (Call 02/04/30)	2,595	2,270,729
1.90%, 09/15/31 (Call 06/15/31)(b)	3,400	2,964,766
2.25%, 09/04/29 (Call 06/04/29)	2,618	2,398,350
2.63%, 05/15/24 (Call 03/15/24)(b)	1,223	1,222,976
2.70%, 09/15/51 (Call 03/15/51)	3,300	2,603,667
2.90%, 11/03/27 (Call 08/03/27)(b)	2,446	2,394,316
3.88%, 03/15/39 (Call 09/15/38)	2,663	2,610,406
4.15%, 05/15/48 (Call 11/15/47)(b)	4,381	4,401,109
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	5,745	5,322,340
2.50%, 10/25/31 (Call 07/25/31)	1,200	1,050,588
3.13%, 10/25/41 (Call 04/25/41)	3,835	3,211,659
3.25%, 10/25/51 (Call 04/25/51)(b)	3,970	3,271,598
3.88%, 04/22/27 (Call 03/22/27)	410	413,526
4.13%, 04/22/29 (Call 02/22/29)	350	351,484
4.25%, 04/22/32 (Call 01/22/32)	350	350,903
4.50%, 04/22/52 (Call 10/22/51)	225	226,447
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	2,831	2,521,572
2.95%, 06/01/24 (Call 04/01/24)	5,048	5,050,877
		491,951,644
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(d)	387	374,600
2.04%, 08/16/28 (Call 06/16/28)(d)	2,429	2,114,590
3.48%, 12/01/27 (Call 09/01/27)	1,831	1,755,270
3.84%, 05/01/25 (Call 04/01/25)	2,065	2,057,690
4.20%, 05/01/30 (Call 02/01/30)	1,090	1,052,428
		7,354,578
Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)(b)	1,966	1,619,473
2.50%, 09/15/50 (Call 03/15/50)	3,423	2,538,052
3.40%, 09/15/26 (Call 06/15/26)(b)	2,615	2,612,960
3.40%, 06/15/27 (Call 03/15/27)	2,840	2,802,995
4.50%, 06/15/47 (Call 12/15/46)	2,477	2,503,504

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	$3,203	$3,120,234
2.15%, 02/01/27 (Call 12/01/26)	2,736	2,610,691
2.30%, 02/01/30 (Call 11/01/29)(b)	5,653	5,108,729
3.25%, 02/01/25 (Call 11/01/24)	2,823	2,841,293
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(b)	3,020	2,568,329
2.85%, 01/15/30 (Call 10/15/29)	1,932	1,742,104
3.50%, 06/15/27 (Call 03/15/27)	4,015	3,946,584
4.38%, 06/15/25 (Call 03/15/25)	2,577	2,636,065
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,001	3,462,465
2.90%, 12/01/29 (Call 09/01/29)	3,893	3,518,961
3.40%, 06/27/26 (Call 03/27/26)(b)	2,044	2,012,359
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(b)	1,800	1,836,342
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	4,655	4,566,881
3.30%, 03/01/30 (Call 12/01/29)	3,471	3,438,442
4.50%, 12/01/27 (Call 09/01/27)	4,577	4,609,542
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	2,632	2,192,535
2.95%, 02/15/51 (Call 08/15/50)	2,780	2,127,645
4.80%, 03/01/26 (Call 12/01/25)	2,893	2,997,032
Fidelity National Information Services Inc.
0.60%, 03/01/24(b)	2,938	2,812,254
1.15%, 03/01/26 (Call 02/01/26)	5,053	4,586,355
1.65%, 03/01/28 (Call 01/01/28)(b)	4,515	3,951,483
2.25%, 03/01/31 (Call 12/01/30)(b)	4,295	3,600,456
3.10%, 03/01/41 (Call 09/01/40)	2,935	2,279,409
4.50%, 08/15/46 (Call 02/15/46)	1,442	1,345,501
Fifth Third Bancorp., 4.06%, 04/25/28 (Call 04/25/27)(a)	1,810	1,797,167
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,255	1,155,918
2.65%, 06/01/30 (Call 03/01/30)	4,649	4,070,478
2.75%, 07/01/24 (Call 06/01/24)	6,588	6,495,702
3.20%, 07/01/26 (Call 05/01/26)	7,684	7,468,387
3.50%, 07/01/29 (Call 04/01/29)	10,595	9,969,259
3.80%, 10/01/23 (Call 09/01/23)	3,226	3,260,260
3.85%, 06/01/25 (Call 03/01/25)	4,405	4,417,951
4.20%, 10/01/28 (Call 07/01/28)	2,612	2,586,585
4.40%, 07/01/49 (Call 01/01/49)(b)	5,630	5,102,863
Intuit Inc.
0.65%, 07/15/23(b)	4,096	4,008,591
0.95%, 07/15/25 (Call 06/15/25)(b)	4,805	4,487,726
1.35%, 07/15/27 (Call 05/15/27)(b)	4,248	3,818,102
1.65%, 07/15/30 (Call 04/15/30)(b)	4,617	3,897,441
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(b)	7,279	7,278,199
2.40%, 08/08/26 (Call 05/08/26)	11,962	11,726,468
2.53%, 06/01/50 (Call 12/01/49)	32,759	25,431,794
2.68%, 06/01/60 (Call 12/01/59)	13,358	10,216,866
2.70%, 02/12/25 (Call 11/12/24)(b)	7,605	7,611,008
2.88%, 02/06/24 (Call 12/06/23)	9,570	9,635,842
2.92%, 03/17/52 (Call 09/17/51)	33,431	27,847,354
3.04%, 03/17/62 (Call 09/17/61)	7,794	6,398,562
3.13%, 11/03/25 (Call 08/03/25)(b)	5,606	5,650,736
3.30%, 02/06/27 (Call 11/06/26)	12,745	12,896,665
3.45%, 08/08/36 (Call 02/08/36)	4,011	3,925,285
3.50%, 02/12/35 (Call 08/12/34)(b)	10,076	9,891,609
Security	Par (000)	Value
Software (continued)
3.50%, 11/15/42	$780	$726,071
3.63%, 12/15/23 (Call 09/15/23)	7,065	7,201,072
3.70%, 08/08/46 (Call 02/08/46)	655	637,649
3.75%, 02/12/45 (Call 08/12/44)(b)	360	345,146
3.95%, 08/08/56 (Call 02/08/56)(b)	385	378,278
4.00%, 02/12/55 (Call 08/12/54)(b)	200	198,714
4.10%, 02/06/37 (Call 08/06/36)	750	786,293
4.20%, 11/03/35 (Call 05/03/35)(b)	225	236,414
4.25%, 02/06/47 (Call 08/06/46)(b)	525	548,704
4.45%, 11/03/45 (Call 05/03/45)	370	395,722
4.50%, 10/01/40	70	75,408
4.50%, 02/06/57 (Call 08/06/56)(b)	245	268,853
4.75%, 11/03/55 (Call 05/03/55)	1	731
5.30%, 02/08/41(b)	100	118,430
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	7,150	6,527,163
2.30%, 03/25/28 (Call 01/25/28)	9,000	7,957,530
2.40%, 09/15/23 (Call 07/15/23)	7,140	7,088,735
2.50%, 04/01/25 (Call 03/01/25)(b)	8,524	8,217,392
2.65%, 07/15/26 (Call 04/15/26)	14,160	13,353,730
2.80%, 04/01/27 (Call 02/01/27)	6,982	6,497,798
2.88%, 03/25/31 (Call 12/25/30)	9,066	7,738,647
2.95%, 11/15/24 (Call 09/15/24)	4,122	4,059,799
2.95%, 05/15/25 (Call 02/15/25)	7,254	7,073,013
2.95%, 04/01/30 (Call 01/01/30)	12,200	10,673,536
3.25%, 11/15/27 (Call 08/15/27)	6,752	6,326,354
3.25%, 05/15/30 (Call 02/15/30)(b)	960	853,968
3.40%, 07/08/24 (Call 04/08/24)(b)	8,374	8,365,626
3.60%, 04/01/40 (Call 10/01/39)	9,975	7,763,842
3.60%, 04/01/50 (Call 10/01/49)	15,481	11,212,114
3.63%, 07/15/23	3,487	3,522,219
3.65%, 03/25/41 (Call 09/25/40)	5,863	4,595,654
3.80%, 11/15/37 (Call 05/15/37)	7,338	6,089,733
3.85%, 07/15/36 (Call 01/15/36)	4,102	3,475,994
3.85%, 04/01/60 (Call 10/01/59)	10,917	7,834,039
3.90%, 05/15/35 (Call 11/15/34)	4,345	3,747,432
3.95%, 03/25/51 (Call 09/25/50)	7,140	5,488,161
4.00%, 07/15/46 (Call 01/15/46)	9,218	7,208,107
4.00%, 11/15/47 (Call 05/15/47)	6,232	4,887,633
4.10%, 03/25/61 (Call 09/25/60)	5,105	3,832,630
4.13%, 05/15/45 (Call 11/15/44)	7,304	5,838,233
4.30%, 07/08/34 (Call 01/08/34)	6,049	5,558,305
4.38%, 05/15/55 (Call 11/15/54)	4,624	3,722,644
4.50%, 07/08/44 (Call 01/08/44)	4,693	3,992,147
5.38%, 07/15/40	8,579	8,245,706
6.13%, 07/08/39(b)	5,139	5,354,632
6.50%, 04/15/38(b)	5,535	5,970,992
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,077	1,909,012
1.40%, 09/15/27 (Call 07/15/27)(b)	2,541	2,235,724
1.75%, 02/15/31 (Call 11/15/30)	1,980	1,610,314
2.00%, 06/30/30 (Call 03/30/30)(b)	2,766	2,315,059
2.35%, 09/15/24 (Call 08/15/24)	3,665	3,595,182
2.95%, 09/15/29 (Call 06/15/29)	3,010	2,740,725
3.65%, 09/15/23 (Call 08/15/23)	2,363	2,383,156
3.80%, 12/15/26 (Call 09/15/26)	2,902	2,897,589
3.85%, 12/15/25 (Call 09/15/25)	2,411	2,426,262
4.20%, 09/15/28 (Call 06/15/28)(b)	2,259	2,278,586
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	600	572,952

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
1.50%, 07/15/28 (Call 05/15/28)	$1,025	$916,350
1.95%, 07/15/31 (Call 04/15/31)	1,530	1,327,948
2.70%, 07/15/41 (Call 01/15/41)(b)	1,220	977,781
2.90%, 07/15/51 (Call 01/15/51)	2,170	1,707,682
3.05%, 07/15/61 (Call 01/15/61)	1,390	1,073,261
3.70%, 04/11/28 (Call 01/11/28)	8,096	8,204,082
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,694	6,274,842
Take-Two Interactive Software Inc.
3.30%, 03/28/24	2,782	2,778,634
3.55%, 04/14/25	2,490	2,486,365
3.70%, 04/14/27 (Call 03/14/27)	2,060	2,036,722
4.00%, 04/14/32 (Call 01/14/32)	2,355	2,262,213
VMware Inc.
0.60%, 08/15/23	230	223,250
1.00%, 08/15/24 (Call 08/15/22)	570	539,648
1.40%, 08/15/26 (Call 07/15/26)	722	647,612
1.80%, 08/15/28 (Call 06/15/28)	279	237,861
2.20%, 08/15/31 (Call 05/15/31)	202	163,913
3.90%, 08/21/27 (Call 05/21/27)	3,309	3,259,365
4.50%, 05/15/25 (Call 04/15/25)(b)	2,611	2,657,215
4.65%, 05/15/27 (Call 03/15/27)(b)	3,596	3,669,071
4.70%, 05/15/30 (Call 02/15/30)	2,590	2,568,943
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,740	1,712,369
3.70%, 04/01/29 (Call 02/01/29)	1,750	1,683,483
3.80%, 04/01/32 (Call 01/01/32)	2,830	2,670,869
		577,070,526

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,380	3,981,201
3.63%, 04/22/29 (Call 01/22/29)(b)	2,166	2,087,851
4.38%, 07/16/42(b)	4,895	4,622,838
4.38%, 04/22/49 (Call 10/22/48)(b)	3,876	3,729,914
6.13%, 11/15/37	2,995	3,367,728
6.13%, 03/30/40	4,211	4,775,948
6.38%, 03/01/35	3,516	4,128,417
AT&T Inc.
0.90%, 03/25/24 (Call 06/13/22)	1,715	1,653,003
1.65%, 02/01/28 (Call 12/01/27)	8,976	7,943,850
1.70%, 03/25/26 (Call 03/25/23)	1,689	1,574,773
2.25%, 02/01/32 (Call 11/01/31)	9,644	8,161,139
2.30%, 06/01/27 (Call 04/01/27)	2,322	2,169,816
2.55%, 12/01/33 (Call 09/01/33)	26,148	22,250,118
2.75%, 06/01/31 (Call 03/01/31)(b)	11,206	10,062,092
2.95%, 07/15/26 (Call 04/15/26)	1,905	1,867,776
3.50%, 06/01/41 (Call 12/01/40)	8,860	7,483,156
3.50%, 09/15/53 (Call 03/15/53)	34,006	27,373,130
3.55%, 09/15/55 (Call 03/15/55)	33,168	26,475,693
3.65%, 06/01/51 (Call 12/01/50)(b)	7,186	5,935,420
3.65%, 09/15/59 (Call 03/15/59)	24,414	19,481,884
3.80%, 02/15/27 (Call 11/15/26)(b)	689	692,266
3.80%, 12/01/57 (Call 06/01/57)	21,431	17,712,293
3.85%, 06/01/60 (Call 12/01/59)	6,250	5,142,500
3.88%, 01/15/26 (Call 10/15/25)(b)	1,526	1,555,376
4.10%, 02/15/28 (Call 11/15/27)	845	853,551
4.25%, 03/01/27 (Call 12/01/26)	526	539,518
4.30%, 02/15/30 (Call 11/15/29)(b)	9,037	9,121,134
4.30%, 12/15/42 (Call 06/15/42)	1,353	1,262,755
4.35%, 03/01/29 (Call 12/01/28)	11,329	11,469,366
4.35%, 06/15/45 (Call 12/15/44)	950	872,271
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 05/15/35 (Call 11/15/34)	$10,576	$10,568,280
4.50%, 03/09/48 (Call 09/09/47)(b)	2,735	2,626,885
4.55%, 03/09/49 (Call 09/09/48)	1,929	1,831,952
4.65%, 06/01/44 (Call 12/01/43)(b)	1,754	1,692,189
4.75%, 05/15/46 (Call 11/15/45)	711	702,681
4.80%, 06/15/44 (Call 12/15/43)(b)	345	341,029
4.85%, 03/01/39 (Call 09/01/38)	11,082	11,142,064
4.85%, 07/15/45 (Call 01/15/45)	594	579,007
4.90%, 08/15/37 (Call 02/14/37)(b)	3,923	3,995,066
5.15%, 03/15/42	325	326,086
5.15%, 11/15/46 (Call 05/15/46)(b)	476	493,455
5.15%, 02/15/50 (Call 08/14/49)	592	624,004
5.25%, 03/01/37 (Call 09/01/36)	405	437,072
5.35%, 09/01/40	363	384,185
5.45%, 03/01/47 (Call 09/01/46)	668	728,180
5.55%, 08/15/41	172	183,548
5.65%, 02/15/47 (Call 08/15/46)	242	271,432
5.70%, 03/01/57 (Call 09/01/56)	246	274,115
6.00%, 08/15/40 (Call 05/15/40)	1,309	1,458,226
6.38%, 03/01/41	479	557,182
6.55%, 02/15/39	226	265,272
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	490	381,739
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	2,055	1,731,173
4.30%, 07/29/49 (Call 01/29/49)	2,400	2,236,128
4.46%, 04/01/48 (Call 10/01/47)	4,471	4,293,546
Series US-3, 0.75%, 03/17/24	420	403,208
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,514	2,135,593
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(b)	1,640	1,387,210

British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	3,049	3,101,351
5.13%, 12/04/28 (Call 09/04/28)	3,393	3,478,945
9.63%, 12/15/30	7,201	9,378,942
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(b)	2,821	2,814,625
2.50%, 09/20/26 (Call 06/20/26)	2,587	2,524,834
2.95%, 02/28/26	1,384	1,374,354
3.50%, 06/15/25(b)	2,178	2,208,928
3.63%, 03/04/24	4,112	4,182,768
5.50%, 01/15/40	6,751	7,685,473
5.90%, 02/15/39	7,080	8,358,790
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	2,028	1,744,952
4.38%, 11/15/57 (Call 05/15/57)	2,587	2,348,349
4.70%, 03/15/37	877	867,257
4.75%, 03/15/42(b)	744	736,597
5.35%, 11/15/48 (Call 05/15/48)	1,939	2,063,096
5.45%, 11/15/79 (Call 05/19/79)	2,813	2,800,679
5.75%, 08/15/40	2,042	2,268,131
5.85%, 11/15/68 (Call 05/15/68)	2,505	2,614,068
Deutsche Telekom International Finance BV
8.75%, 06/15/30	8,520	10,851,328
9.25%, 06/01/32	2,722	3,740,627
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	265	241,691
2.00%, 12/10/30 (Call 09/10/30)	1,261	1,025,950
3.75%, 08/15/29 (Call 05/15/29)	2,926	2,770,688
5.95%, 03/15/41	1,909	1,945,156
Koninklijke KPN NV, 8.38%, 10/01/30	777	959,603

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$1,431	$1,167,596
2.75%, 05/24/31 (Call 02/24/31)	3,900	3,270,696
4.00%, 09/01/24	3,715	3,742,342
4.60%, 02/23/28 (Call 11/23/27)(b)	3,780	3,798,824
4.60%, 05/23/29 (Call 02/23/29)	2,446	2,405,323
5.50%, 09/01/44(b)	1,783	1,732,006
5.60%, 06/01/32 (Call 03/01/32)	4,300	4,443,018
Orange SA
5.38%, 01/13/42(b)	3,433	3,664,384
5.50%, 02/06/44 (Call 08/06/43)(b)	2,319	2,533,113
9.00%, 03/01/31	7,530	10,033,424
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,057	2,944,136
2.95%, 03/15/25 (Call 03/15/23)(d)	3,000	2,946,270
3.20%, 03/15/27 (Call 02/15/27)(d)	2,280	2,217,186
3.63%, 12/15/25 (Call 09/15/25)	3,748	3,742,565
3.70%, 11/15/49 (Call 05/15/49)(b)	4,003	3,257,922
3.80%, 03/15/32 (Call 12/15/31)(d)	2,875	2,728,145
4.10%, 10/01/23 (Call 07/01/23)	5,012	5,071,893
4.30%, 02/15/48 (Call 08/15/47)	2,117	1,838,212
4.35%, 05/01/49 (Call 11/01/48)	2,953	2,637,324
4.50%, 03/15/42 (Call 09/15/41)(d)	3,020	2,811,137
4.50%, 03/15/43 (Call 09/15/42)(b)	1,698	1,549,153
4.55%, 03/15/52 (Call 09/15/51)(d)	3,700	3,440,223
5.00%, 03/15/44 (Call 09/15/43)	3,993	3,935,980
5.45%, 10/01/43 (Call 04/01/43)	2,743	2,779,043
7.50%, 08/15/38	1,751	2,199,991
Telefonica Emisiones SA
4.10%, 03/08/27	4,184	4,178,686
4.67%, 03/06/38	3,003	2,807,054
4.90%, 03/06/48	3,516	3,185,707
5.21%, 03/08/47	8,784	8,322,840
5.52%, 03/01/49 (Call 09/01/48)	4,095	4,050,037
7.00%, 06/20/36	8,135	9,542,111
Telefonica Europe BV, 8.25%, 09/15/30	3,840	4,775,539
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,440	2,363,238
3.40%, 05/13/32 (Call 02/13/32)	3,045	2,828,135
3.70%, 09/15/27 (Call 06/15/27)(b)	3,263	3,263,457
4.30%, 06/15/49 (Call 12/15/48)(b)	1,882	1,785,773
4.60%, 11/16/48 (Call 05/16/48)	2,737	2,719,346
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	911	835,168
2.05%, 02/15/28 (Call 12/15/27)	7,475	6,675,848
2.25%, 11/15/31 (Call 08/15/31)	4,949	4,116,776
2.40%, 03/15/29 (Call 01/15/29)(d)	291	257,474
2.55%, 02/15/31 (Call 11/15/30)	9,819	8,520,928
2.70%, 03/15/32 (Call 12/15/31)(d)	2,410	2,087,976
3.00%, 02/15/41 (Call 08/15/40)	8,286	6,523,236
3.30%, 02/15/51 (Call 08/15/50)	7,349	5,689,890
3.40%, 10/15/52 (Call 04/15/52)(d)	7,415	5,759,527
3.50%, 04/15/25 (Call 03/15/25)	12,826	12,742,631
3.60%, 11/15/60 (Call 05/15/60)	3,430	2,653,791
3.60%, 11/15/60 (Call 05/15/60)(d)	2,875	2,167,175
3.75%, 04/15/27 (Call 02/15/27)	11,477	11,320,913
3.88%, 04/15/30 (Call 01/15/30)	24,042	23,125,279
4.38%, 04/15/40 (Call 10/15/39)	7,750	7,280,272
4.50%, 04/15/50 (Call 10/15/49)(b)	11,403	10,636,832
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc.
0.75%, 03/22/24(b)	$1,780	$1,722,417
0.85%, 11/20/25 (Call 10/20/25)	5,966	5,508,348
1.45%, 03/20/26 (Call 02/20/26)	4,280	3,978,260
1.50%, 09/18/30 (Call 06/18/30)	805	665,872
1.68%, 10/30/30 (Call 07/30/30)	1,788	1,486,650
1.75%, 01/20/31 (Call 10/20/30)	7,530	6,254,493
2.10%, 03/22/28 (Call 01/22/28)(b)	10,508	9,579,198
2.36%, 03/15/32 (Call 12/15/31)	19,217	16,546,029
2.55%, 03/21/31 (Call 12/21/30)(b)	10,915	9,677,239
2.63%, 08/15/26	10,034	9,661,036
2.65%, 11/20/40 (Call 05/20/40)	12,358	9,556,565
2.85%, 09/03/41 (Call 03/03/41)	3,392	2,703,661
2.88%, 11/20/50 (Call 05/20/50)	11,511	8,597,221
2.99%, 10/30/56 (Call 04/30/56)	12,464	9,236,821
3.00%, 03/22/27 (Call 01/22/27)	3,007	2,921,541
3.00%, 11/20/60 (Call 05/20/60)	6,661	4,850,673
3.15%, 03/22/30 (Call 12/22/29)	7,209	6,744,092
3.38%, 02/15/25	6,188	6,249,385
3.40%, 03/22/41 (Call 09/22/40)	8,620	7,437,939
3.50%, 11/01/24 (Call 08/01/24)(b)	3,979	4,038,765
3.55%, 03/22/51 (Call 09/22/50)	16,408	13,909,226
3.70%, 03/22/61 (Call 09/22/60)(b)	6,935	5,801,197
3.85%, 11/01/42 (Call 05/01/42)(b)	5,301	4,771,589
3.88%, 02/08/29 (Call 11/08/28)(b)	5,352	5,333,536
3.88%, 03/01/52 (Call 09/01/51)	5,165	4,635,691
4.00%, 03/22/50 (Call 09/22/49)	3,767	3,445,524
4.02%, 12/03/29 (Call 09/03/29)	10,844	10,762,236
4.13%, 03/16/27	8,593	8,802,841
4.13%, 08/15/46	1,117	1,048,919
4.27%, 01/15/36	7,594	7,497,025
4.33%, 09/21/28	15,641	15,912,528
4.40%, 11/01/34 (Call 05/01/34)(b)	9,564	9,635,156
4.50%, 08/10/33	11,686	11,898,568
4.52%, 09/15/48	890	892,572
4.67%, 03/15/55	35	35,373
4.75%, 11/01/41	4,208	4,211,408
4.81%, 03/15/39	6,611	6,866,383
4.86%, 08/21/46(b)	8,304	8,673,611
5.01%, 04/15/49(b)	1,115	1,194,890
5.01%, 08/21/54	60	64,046
5.25%, 03/16/37	4,432	4,840,719
5.50%, 03/16/47(b)	3,712	4,196,119
5.85%, 09/15/35	637	715,478
6.55%, 09/15/43	1,898	2,360,011
7.75%, 12/01/30	484	599,207
Vodafone Group PLC
3.75%, 01/16/24(b)	110	111,504
4.13%, 05/30/25(b)	5,717	5,818,191
4.25%, 09/17/50	5,544	4,905,220
4.38%, 05/30/28	916	933,798
4.38%, 02/19/43	5,992	5,474,651
4.88%, 06/19/49	2,158	2,085,275
5.00%, 05/30/38	4,642	4,692,830
5.13%, 06/19/59	2,106	2,062,153
5.25%, 05/30/48	11,129	11,123,881
6.15%, 02/27/37(b)	5,391	6,063,150
6.25%, 11/30/32	1,998	2,252,725
7.88%, 02/15/30	3,095	3,756,030
		908,389,477

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	$2,863	$2,850,202
3.50%, 09/15/27 (Call 06/15/27)	2,969	2,869,538
3.55%, 11/19/26 (Call 09/19/26)(b)	2,859	2,799,190
3.90%, 11/19/29 (Call 08/19/29)	2,149	2,054,702
5.10%, 05/15/44 (Call 11/15/43)	1,571	1,505,631
6.35%, 03/15/40(b)	1,984	2,145,379
		14,224,642
Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)(b)	1,007	1,019,467
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(b)	1,119	868,669
3.00%, 04/01/25 (Call 01/01/25)(b)	2,840	2,834,008
3.05%, 02/15/51 (Call 08/15/50)	2,327	1,855,108
3.25%, 06/15/27 (Call 03/15/27)(b)	4,863	4,830,467
3.30%, 09/15/51 (Call 03/15/51)	3,685	3,068,573
3.40%, 09/01/24 (Call 06/01/24)(b)	2,708	2,735,513
3.55%, 02/15/50 (Call 08/15/49)	2,449	2,138,050
3.65%, 09/01/25 (Call 06/01/25)(b)	1,699	1,723,958
3.75%, 04/01/24 (Call 01/01/24)(b)	3,648	3,710,964
3.85%, 09/01/23 (Call 06/01/23)	3,934	3,985,378
3.90%, 08/01/46 (Call 02/01/46)	2,931	2,705,401
4.05%, 06/15/48 (Call 12/15/47)	2,448	2,315,490
4.13%, 06/15/47 (Call 12/15/46)	2,120	2,027,971
4.15%, 04/01/45 (Call 10/01/44)	3,623	3,458,806
4.15%, 12/15/48 (Call 06/15/48)	1,690	1,617,972
4.38%, 09/01/42 (Call 03/01/42)(b)	1,337	1,314,298
4.40%, 03/15/42 (Call 09/15/41)	2,287	2,244,691
4.45%, 03/15/43 (Call 09/15/42)	3,270	3,234,259
4.55%, 09/01/44 (Call 03/01/44)	2,928	2,941,381
4.70%, 09/01/45 (Call 03/01/45)	2,759	2,822,016
4.90%, 04/01/44 (Call 10/01/43)	2,559	2,672,543
4.95%, 09/15/41 (Call 03/15/41)(b)	1,603	1,680,393
5.05%, 03/01/41 (Call 09/01/40)	1,395	1,473,999
5.15%, 09/01/43 (Call 03/01/43)(b)	2,875	3,121,100
5.40%, 06/01/41 (Call 12/01/40)	2,032	2,235,810
5.75%, 05/01/40 (Call 11/01/39)	2,281	2,609,213
6.15%, 05/01/37	1,137	1,372,188
6.20%, 08/15/36(b)	780	936,624
7.00%, 12/15/25	1,559	1,744,396
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,937	1,367,987
2.75%, 03/01/26 (Call 12/01/25)(b)	2,978	2,906,826
2.95%, 11/21/24 (Call 08/21/24)(b)	3,478	3,460,819
3.20%, 08/02/46 (Call 02/02/46)	2,609	2,137,084
3.65%, 02/03/48 (Call 08/03/47)	2,839	2,515,212
4.45%, 01/20/49 (Call 07/20/48)(b)	2,480	2,469,857
6.20%, 06/01/36	618	724,438
6.25%, 08/01/34(b)	915	1,077,321
6.38%, 11/15/37	957	1,141,988
6.90%, 07/15/28	1,670	1,940,824
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	370	352,292
1.75%, 12/02/26 (Call 11/02/26)	1,015	937,698
2.05%, 03/05/30 (Call 12/05/29)(b)	1,796	1,572,757
2.45%, 12/02/31 (Call 09/02/31)	2,100	1,853,292
2.90%, 02/01/25 (Call 11/01/24)	5,248	5,178,516
3.00%, 12/02/41 (Call 06/02/41)(b)	1,925	1,590,185
3.10%, 12/02/51 (Call 06/02/51)	2,337	1,834,452
Security	Par (000)	Value
Transportation (continued)
4.00%, 06/01/28 (Call 03/01/28)(b)	$3,650	$3,687,485
4.80%, 09/15/35 (Call 03/15/35)	2,383	2,454,180
4.80%, 08/01/45 (Call 02/01/45)(b)	2,177	2,206,324
5.95%, 05/15/37	1,098	1,261,800
6.13%, 09/15/2115 (Call 03/15/15)	2,449	2,749,174
7.13%, 10/15/31	4,372	5,304,635
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,560	2,529,408
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,953	1,750,200
2.50%, 05/15/51 (Call 11/15/50)	741	533,112
2.60%, 11/01/26 (Call 08/01/26)	3,413	3,266,002
3.25%, 06/01/27 (Call 03/01/27)	4,881	4,764,783
3.35%, 11/01/25 (Call 08/01/25)(b)	4,819	4,814,807
3.35%, 09/15/49 (Call 03/15/49)	2,924	2,392,826
3.40%, 08/01/24 (Call 05/01/24)	3,014	3,031,541
3.80%, 03/01/28 (Call 12/01/27)	2,566	2,566,282
3.80%, 11/01/46 (Call 05/01/46)	1,399	1,238,087
3.80%, 04/15/50 (Call 10/15/49)	1,716	1,506,802
3.95%, 05/01/50 (Call 11/01/49)	2,766	2,490,755
4.10%, 03/15/44 (Call 09/15/43)	3,453	3,147,306
4.25%, 03/15/29 (Call 12/15/28)(b)	3,670	3,735,509
4.25%, 11/01/66 (Call 05/01/66)(b)	1,978	1,759,411
4.30%, 03/01/48 (Call 09/01/47)	1,888	1,798,698
4.40%, 03/01/43 (Call 09/01/42)(b)	1,290	1,209,452
4.50%, 03/15/49 (Call 09/15/48)	2,371	2,310,350
4.50%, 08/01/54 (Call 02/01/54)	1,740	1,684,929
4.65%, 03/01/68 (Call 09/01/67)	720	686,772
4.75%, 05/30/42 (Call 11/30/41)	2,730	2,726,096
4.75%, 11/15/48 (Call 05/15/48)(b)	1,631	1,665,300
5.50%, 04/15/41 (Call 10/15/40)(b)	774	844,202
6.00%, 10/01/36	1,392	1,587,994
6.15%, 05/01/37	1,400	1,647,002
6.22%, 04/30/40(b)	2,448	2,876,327
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,620	3,149,581
3.10%, 08/05/29 (Call 05/05/29)	4,167	3,900,729
3.25%, 04/01/26 (Call 01/01/26)(b)	4,848	4,810,719
3.25%, 05/15/41 (Call 11/15/40)(b)	2,025	1,664,064
3.40%, 02/15/28 (Call 11/15/27)	3,372	3,293,770
3.88%, 08/01/42(b)	1,025	882,341
3.90%, 02/01/35	2,530	2,349,485
4.05%, 02/15/48 (Call 08/15/47)	1,635	1,421,731
4.10%, 04/15/43	1,885	1,663,965
4.10%, 02/01/45	1,220	1,069,037
4.20%, 10/17/28 (Call 07/17/28)	379	385,670
4.25%, 05/15/30 (Call 02/15/30)	3,437	3,436,691
4.40%, 01/15/47 (Call 07/15/46)(b)	3,555	3,241,982
4.55%, 04/01/46 (Call 10/01/45)(b)	4,205	3,913,804
4.75%, 11/15/45 (Call 05/15/45)	4,782	4,629,215
4.90%, 01/15/34(b)	2,364	2,444,305
4.95%, 10/17/48 (Call 04/17/48)	1,556	1,530,015
5.10%, 01/15/44	3,052	3,061,522
5.25%, 05/15/50 (Call 11/15/49)(b)	4,101	4,225,834
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	1,457	1,276,200
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(b)	3,664	3,688,366
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,724	1,578,770

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
3.50%, 05/01/50 (Call 11/01/49)	$1,056	$865,244
4.20%, 11/15/69 (Call 05/15/69)(b)	780	676,954
4.30%, 05/15/43 (Call 11/15/42)	2,451	2,193,400
4.70%, 05/01/48 (Call 11/01/47)	1,355	1,332,561
4.95%, 08/15/45 (Call 02/15/45)	2,307	2,292,351
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,032	2,916,632
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(b)	1,945	1,705,123
2.55%, 11/01/29 (Call 08/01/29)	2,269	2,060,502
2.90%, 06/15/26 (Call 03/15/26)	2,813	2,725,122
2.90%, 08/25/51 (Call 02/25/51)	1,198	921,022
3.00%, 03/15/32 (Call 12/15/31)(b)	2,425	2,234,735
3.05%, 05/15/50 (Call 11/15/49)	3,367	2,636,563
3.15%, 06/01/27 (Call 03/01/27)	1,774	1,727,149
3.16%, 05/15/55 (Call 11/15/54)	3,180	2,453,084
3.40%, 11/01/49 (Call 05/01/49)	1,944	1,593,127
3.65%, 08/01/25 (Call 06/01/25)	3,155	3,161,878
3.70%, 03/15/53 (Call 09/15/52)	2,035	1,764,549
3.80%, 08/01/28 (Call 05/01/28)(b)	2,241	2,228,921
3.85%, 01/15/24 (Call 10/15/23)(b)	2,211	2,234,105
3.94%, 11/01/47 (Call 05/01/47)(b)	3,164	2,861,363
3.95%, 10/01/42 (Call 04/01/42)	1,077	978,088
4.05%, 08/15/52 (Call 02/15/52)	1,844	1,685,434
4.10%, 05/15/49 (Call 11/15/48)	1,370	1,263,291
4.10%, 05/15/2121 (Call 11/15/20)(b)	2,175	1,741,958
4.15%, 02/28/48 (Call 08/28/47)(b)	2,845	2,646,504
4.45%, 06/15/45 (Call 12/15/44)	2,382	2,323,617
4.65%, 01/15/46 (Call 07/15/45)	1,939	1,940,202
4.84%, 10/01/41	2,547	2,603,747
5.10%, 08/01/2118 (Call 02/01/18)(b)	230	217,380
7.80%, 05/15/27	50	58,350
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)(b)	1,900	1,744,428
2.50%, 09/01/24 (Call 08/01/24)(b)	2,804	2,726,610
2.85%, 03/01/27 (Call 02/01/27)	755	715,189
2.90%, 12/01/26 (Call 10/01/26)	1,567	1,489,136
3.35%, 09/01/25 (Call 08/01/25)(b)	1,195	1,176,083
3.65%, 03/18/24 (Call 02/18/24)	3,127	3,126,187
3.75%, 06/09/23 (Call 05/09/23)(b)	2,019	2,028,328
3.88%, 12/01/23 (Call 11/01/23)	1,419	1,433,403
4.30%, 06/15/27 (Call 05/15/27)	780	777,816
4.63%, 06/01/25 (Call 05/01/25)	1,703	1,731,525
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(b)	1,829	1,722,772
2.38%, 05/20/31 (Call 02/20/31)(b)	3,235	2,875,786
2.40%, 02/05/30 (Call 11/05/29)	2,612	2,361,535
2.75%, 03/01/26( Call 12/01/25)	4,102	3,995,922
2.80%, 02/14/32 (Call 12/15/31)	1,567	1,431,329
2.89%, 04/06/36 (Call 01/06/36)	2,505	2,181,655
2.95%, 03/10/52 (Call 09/10/51)	1,915	1,493,068
2.97%, 09/16/62 (Call 03/16/62)	885	648,192
3.00%, 04/15/27 (Call 01/15/27)	2,981	2,911,155
3.15%, 03/01/24 (Call 02/01/24)(b)	4,488	4,506,401
3.20%, 05/20/41 (Call 11/20/40)	2,038	1,747,177
3.25%, 01/15/25 (Call 10/15/24)	2,659	2,669,609
3.25%, 08/15/25 (Call 05/15/25)(b)	3,635	3,637,835
3.25%, 02/05/50 (Call 08/05/49)	5,336	4,419,702
3.35%, 08/15/46 (Call 02/15/46)	1,596	1,337,512
3.38%, 02/01/35 (Call 08/01/34)	1,966	1,806,439
3.38%, 02/14/42 (Call 08/14/41)	1,970	1,717,387
Security	Par (000)	Value
Transportation (continued)
3.50%, 06/08/23 (Call 05/08/23)(b)	$2,465	$2,487,875
3.50%, 02/14/53 (Call 08/14/52)	3,100	2,682,027
3.55%, 08/15/39 (Call 02/15/39)	2,480	2,235,596
3.55%, 05/20/61 (Call 11/20/60)	1,354	1,129,899
3.60%, 02/15/24 (Call 11/15/23)	991	999,374
3.60%, 09/15/37 (Call 03/15/37)(b)	3,164	2,955,682
3.70%, 03/01/29 (Call 12/01/28)	3,223	3,194,863
3.75%, 03/15/24 (Call 12/15/23)	1,631	1,650,066
3.75%, 07/15/25 (Call 05/15/25)(b)	2,635	2,670,414
3.75%, 02/05/70 (Call 08/05/69)	2,200	1,838,012
3.80%, 10/01/51 (Call 04/01/51)(b)	2,948	2,664,078
3.80%, 04/06/71 (Call 10/06/70)	1,115	941,506
3.84%, 03/20/60 (Call 09/20/59)	4,096	3,624,346
3.85%, 02/14/72 (Call 08/14/71)	1,405	1,200,446
3.88%, 02/01/55 (Call 08/01/54)	1,373	1,227,682
3.95%, 09/10/28 (Call 06/10/28)(b)	4,929	5,005,054
3.95%, 08/15/59 (Call 02/15/59)	2,280	2,046,824
4.00%, 04/15/47 (Call 10/15/46)(b)	2,149	2,009,723
4.05%, 11/15/45 (Call 05/15/45)	2,591	2,366,386
4.05%, 03/01/46 (Call 09/01/45)	3,000	2,813,880
4.10%, 09/15/67 (Call 03/15/67)	1,531	1,377,563
4.30%, 03/01/49 (Call 09/01/48)	2,844	2,782,911
4.50%, 09/10/48 (Call 03/10/48)	2,413	2,402,986
6.63%, 02/01/29(b)	1,770	2,044,049
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(b)	2,403	2,369,310
2.40%, 11/15/26 (Call 08/15/26)	2,247	2,161,861
2.50%, 09/01/29 (Call 06/01/29)(b)	2,753	2,539,890
2.80%, 11/15/24 (Call 09/15/24)	3,397	3,398,325
3.05%, 11/15/27 (Call 08/15/27)	5,876	5,809,307
3.40%, 03/15/29 (Call 12/15/28)	3,579	3,529,825
3.40%, 11/15/46 (Call 05/15/46)	1,071	928,675
3.40%, 09/01/49 (Call 03/01/49)(b)	3,551	3,098,567
3.63%, 10/01/42	1,215	1,094,922
3.75%, 11/15/47 (Call 05/15/47)	3,072	2,828,206
3.90%, 04/01/25 (Call 03/01/25)	3,613	3,691,366
4.25%, 03/15/49 (Call 09/15/48)	3,698	3,650,961
4.45%, 04/01/30 (Call 01/01/30)(b)	1,177	1,234,414
4.88%, 11/15/40 (Call 05/15/40)(b)	1,583	1,671,601
5.20%, 04/01/40 (Call 10/01/39)(b)	1,189	1,296,997
5.30%, 04/01/50 (Call 10/01/49)(b)	4,242	4,830,450
6.20%, 01/15/38	5,582	6,686,510
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	4,790	4,416,955
1.50%, 09/22/28 (Call 07/22/28)	4,673	4,170,980
1.80%, 09/22/31 (Call 06/22/31)	7,377	6,422,638
		472,843,740

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,731	1,384,921
3.10%, 06/01/51 (Call 12/01/50)	1,700	1,225,751
3.25%, 03/30/25 (Call 12/30/24)(b)	1,350	1,329,440
3.25%, 09/15/26 (Call 06/15/26)	1,726	1,668,041
3.50%, 03/15/28 (Call 12/15/27)	1,813	1,747,116
3.85%, 03/30/27 (Call 12/30/26)	2,863	2,827,699
4.00%, 06/30/30 (Call 03/30/30)	1,854	1,784,178
4.35%, 02/15/24 (Call 01/15/24)(b)	663	672,739
4.55%, 11/07/28 (Call 08/07/28)	3,018	3,034,780
4.70%, 04/01/29 (Call 01/01/29)	1,497	1,522,045

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Trucking & Leasing (continued)
5.20%, 03/15/44 (Call 09/15/43)	$1,280	$1,254,771
		18,451,481
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(b)	1,015	907,542
3.38%, 01/20/27 (Call 12/20/26)	810	735,188
		1,642,730
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(b)	2,200	1,904,166
2.80%, 05/01/30 (Call 02/01/30)	2,374	2,158,251
2.95%, 09/01/27 (Call 06/01/27)	1,770	1,699,554
3.25%, 06/01/51 (Call 12/01/50)	2,445	1,963,946
3.40%, 03/01/25 (Call 12/01/24)(b)	4,635	4,650,620
3.45%, 06/01/29 (Call 03/01/29)	2,918	2,795,094
3.45%, 05/01/50 (Call 11/01/49)(b)	2,299	1,911,182
3.75%, 09/01/28 (Call 06/01/28)	2,197	2,171,185
3.75%, 09/01/47 (Call 03/01/47)	3,242	2,824,106
3.85%, 03/01/24 (Call 12/01/23)	1,599	1,613,839
4.00%, 12/01/46 (Call 06/01/46)	1,390	1,240,353
4.15%, 06/01/49 (Call 12/01/48)	2,406	2,214,146
4.20%, 09/01/48 (Call 03/01/48)	925	862,877
4.30%, 12/01/42 (Call 06/01/42)	1,084	1,034,667
4.30%, 09/01/45 (Call 03/01/45)(b)	1,776	1,651,502
4.45%, 06/01/32 (Call 03/01/32)	2,720	2,791,808
6.59%, 10/15/37(b)	775	936,386
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,540	2,172,640
2.70%, 04/15/30 (Call 01/15/30)(b)	1,395	1,248,190
3.35%, 04/15/50 (Call 10/15/49)	2,639	2,061,376
3.57%, 05/01/29 (Call 02/01/29)	2,325	2,218,329
4.28%, 05/01/49 (Call 11/01/48)	2,047	1,858,246
5.30%, 05/01/52 (Call 11/01/51)	1,810	1,881,947
United Utilities PLC, 6.88%, 08/15/28	466	521,412
Veolia Environnement SA, 6.75%, 06/01/38	75	91,767
		46,477,589
Total Corporate Bonds & Notes — 25.3% (Cost: $23,091,165,656)		20,955,077,166
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	225	207,394
1.63%, 01/22/25	12,780	12,415,259
2.88%, 04/28/25	10	10,023
Export Development Canada, 2.63%, 02/21/24	4,635	4,641,165
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,326,570
Series HK, 9.38%, 04/15/30	1,405	1,964,204
Series IO, 8.05%, 07/07/24	2,840	3,119,456
Province of Alberta Canada
1.00%, 05/20/25	5,750	5,441,397
1.30%, 07/22/30	6,747	5,797,360
1.88%, 11/13/24	3,515	3,436,897
2.95%, 01/23/24	750	753,892
3.30%, 03/15/28	11,161	11,224,394
3.35%, 11/01/23(b)	7,745	7,833,835
Security	Par (000)	Value
Canada (continued)
Province of British Columbia Canada
0.90%, 07/20/26(b)	$600	$550,650
1.30%, 01/29/31	3,895	3,327,421
2.25%, 06/02/26	7,330	7,132,970
6.50%, 01/15/26(b)	188	208,821
7.25%, 09/01/36	300	423,510
Series 10, 1.75%, 09/27/24	321	313,941
Province of Manitoba Canada
1.50%, 10/25/28	250	225,195
2.13%, 06/22/26	915	881,712
3.05%, 05/14/24	2,035	2,046,396
Series GX, 2.60%, 04/16/24	50	49,903
Province of New Brunswick Canada, 3.63%, 02/24/28	1,946	1,992,159
Province of Ontario Canada
0.63%, 01/21/26	3,482	3,201,664
1.05%, 04/14/26	330	306,732
1.05%, 05/21/27(b)	525	475,304
1.13%, 10/07/30	10,352	8,749,096
1.60%, 02/25/31	7,365	6,425,889
1.80%, 10/14/31	200	175,754
2.00%, 10/02/29(b)	5,585	5,141,607
2.13%, 01/21/32	460	414,681
2.30%, 06/15/26(b)	8,465	8,235,852
2.50%, 04/27/26	12,579	12,346,414
3.05%, 01/29/24	3,905	3,932,921
3.20%, 05/16/24	6,740	6,801,806
3.40%, 10/17/23(b)	6,550	6,627,159
Province of Quebec Canada
0.60%, 07/23/25	746	694,675
1.35%, 05/28/30	5,575	4,843,002
1.90%, 04/21/31	2,350	2,106,046
2.50%, 04/20/26	9,486	9,318,952
2.75%, 04/12/27(b)	9,202	9,073,908
Series NJ, 7.50%, 07/15/23	580	611,720
Series NN, 7.13%, 02/09/24	2,217	2,376,203
Series PD, 7.50%, 09/15/29	5,122	6,482,864
Series QO, 2.88%, 10/16/24	9,503	9,521,056
Series QW, 2.50%, 04/09/24	195	194,487
Series QX, 1.50%, 02/11/25	6,902	6,667,470
		190,049,786
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(b)	11,884	10,512,586
2.55%, 01/27/32 (Call 10/27/31)(b)	10,313	9,118,755
2.55%, 07/27/33 (Call 04/27/33)	5,880	5,013,876
2.75%, 01/31/27 (Call 12/31/26)	575	551,068
3.10%, 05/07/41 (Call 11/07/40)	9,026	7,291,744
3.10%, 01/22/61 (Call 07/22/60)	5,620	4,093,664
3.13%, 03/27/25(b)	1,475	1,463,539
3.13%, 01/21/26	7,545	7,442,313
3.24%, 02/06/28 (Call 11/06/27)(b)	9,685	9,395,709
3.25%, 09/21/71 (Call 03/21/71)	2,735	1,962,335
3.50%, 01/31/34 (Call 10/31/33)(b)	4,550	4,215,029
3.50%, 01/25/50 (Call 07/25/49)	10,170	8,307,568
3.63%, 10/30/42	1,280	1,086,246
3.86%, 06/21/47	3,278	2,891,852
4.00%, 01/31/52 (Call 07/31/51)	3,025	2,659,187
4.34%, 03/07/42 (Call 09/07/41)	326	305,485
		76,310,956

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	$427	$484,436
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	6,330	6,349,876

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(g)	2,300	2,023,816
Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	11,350	11,662,806
5.75%, 11/22/23(b)	5,973	6,143,410
7.63%, 03/29/41	3,855	4,758,920
		22,565,136

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	200	168,908
2.15%, 07/28/31 (Call 04/28/31)	475	411,369
2.85%, 02/14/30	5,031	4,651,159
3.05%, 03/12/51(b)	200	159,608
3.20%, 09/23/61 (Call 03/23/61)(b)	655	491,689
3.35%, 03/12/71(b)	990	739,362
3.40%, 09/18/29	2,795	2,691,948
3.50%, 01/11/28	1,846	1,810,446
3.50%, 02/14/50(b)	3,806	3,186,497
3.55%, 03/31/32 (Call 12/31/31)(b)	390	372,243
3.70%, 10/30/49	4,651	3,956,001
3.85%, 10/15/30(b)	10,125	9,960,975
4.10%, 04/24/28	3,815	3,849,068
4.20%, 10/15/50	6,675	6,048,017
4.30%, 03/31/52 (Call 09/30/51)	150	138,350
4.35%, 01/11/48	6,890	6,367,049
4.45%, 02/11/24	1,496	1,522,644
4.45%, 04/15/70(b)	5,400	4,925,448
4.75%, 02/11/29	9,253	9,653,100
5.35%, 02/11/49	4,250	4,380,858
		65,484,739

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	26,095,750
Israel Government International Bond
2.75%, 07/03/30	9,435	9,034,956
2.88%, 03/16/26(b)	2,970	2,940,449
3.15%, 06/30/23	1,125	1,129,770
3.25%, 01/17/28	3,920	3,913,846
3.88%, 07/03/50	6,975	6,533,552
4.13%, 01/17/48	2,520	2,457,680
4.50%, 01/30/43	6,305	6,520,757
4.50%, April 03, 2120(b)	3,035	2,949,443
State of Israel
2.50%, 01/15/30(b)	2,845	2,681,669
3.38%, 01/15/50	7,020	6,047,449
		70,305,321
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,245	1,188,988
1.25%, 02/17/26	9,745	8,832,283
2.38%, 10/17/24	7,234	7,075,214
2.88%, 10/17/29	7,940	7,248,505
Security	Par (000)	Value
Italy (continued)
3.88%, 05/06/51	$7,655	$6,258,498
4.00%, 10/17/49	8,985	7,671,303
5.38%, 06/15/33(b)	7,917	8,450,131
6.88%, 09/27/23	11,850	12,437,523
		59,162,445
Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 05/22/23	201	197,661
0.63%, 07/15/25	760	707,438
1.25%, 01/21/31	9,200	7,849,072
1.75%, 10/17/24	5,345	5,209,665
1.88%, 07/21/26	6,220	5,922,062
1.88%, 04/15/31(b)	12,080	10,826,700
2.00%, 10/17/29(b)	5,162	4,757,970
2.13%, 02/10/25	800	784,016
2.13%, 02/16/29	4,000	3,738,600
2.25%, 11/04/26	7,218	6,961,905
2.38%, 04/20/26	5,555	5,412,903
2.50%, 05/23/24	4,275	4,254,865
2.50%, 05/28/25	2,890	2,853,731
2.75%, 01/21/26	6,570	6,498,321
2.75%, 11/16/27	6,764	6,622,565
2.88%, 06/01/27	6,892	6,802,473
2.88%, 07/21/27	4,764	4,699,781
3.00%, 05/29/24	5,215	5,240,866
3.25%, 07/20/23	2,075	2,093,011
3.25%, 07/20/28	1,810	1,819,684
3.38%, 07/31/23	900	909,657
3.38%, 10/31/23	680	687,929
3.50%, 10/31/28	3,385	3,442,782
Japan International Cooperation Agency
1.00%, 07/22/30	720	603,238
2.13%, 10/20/26	529	508,358
2.75%, 04/27/27	1,655	1,622,082
3.38%, 06/12/28(b)	450	452,813
		101,480,148

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	3,035	2,623,909
3.25%, 04/16/30 (Call 01/16/30)(b)	16,590	15,258,653
3.50%, 02/12/34 (Call 11/12/33)	1,900	1,673,501
3.60%, 01/30/25	9,025	9,100,269
3.75%, 01/11/28(b)	9,555	9,414,828
3.77%, 05/24/61 (Call 11/24/60)	7,800	5,621,148
3.90%, 04/27/25 (Call 03/27/25)	925	939,227
4.13%, 01/21/26	8,671	8,800,978
4.15%, 03/28/27	8,085	8,189,862
4.28%, 08/14/41 (Call 02/14/41)	3,453	2,961,189
4.35%, 01/15/47	4,740	3,954,724
4.40%, 02/12/52 (Call 08/12/51)	450	371,970
4.50%, 04/22/29	10,585	10,670,633
4.50%, 01/31/50 (Call 07/31/49)	11,810	10,080,898
4.60%, 01/23/46	7,714	6,690,969
4.60%, 02/10/48	10,457	9,011,424
4.75%, 04/27/32 (Call 01/27/32)(b)	7,267	7,314,744
4.75%, 03/08/44	16,533	14,875,567
5.00%, 04/27/51 (Call 10/27/50)	7,030	6,394,347
5.55%, 01/21/45	10,580	10,472,825
5.75%, October 12, 2110	10,114	9,302,048

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mexico (continued)
6.05%, 01/11/40	$9,868	$10,373,932
6.75%, 09/27/34	10,367	11,943,821
7.50%, 04/08/33	3,902	4,869,189
8.30%, 08/15/31(b)	4,563	5,940,296
11.50%, 05/15/26	700	894,782
		187,745,733
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	11,105	9,121,647
3.16%, 01/23/30 (Call 10/23/29)	5,030	4,649,078
3.30%, 01/19/33 (Call 10/19/32)	500	446,925
3.75%, 03/16/25 (Call 12/16/24)	7,578	7,608,312
3.87%, 07/23/60 (Call 01/23/60)	9,545	7,308,702
3.88%, 03/17/28 (Call 12/17/27)(b)	6,214	6,090,528
4.00%, 09/22/24 (Call 06/22/24)	7,390	7,485,405
4.30%, 04/29/53(b)	6,249	5,321,773
4.50%, 05/15/47 (Call 11/15/46)	3,918	3,476,990
4.50%, 04/16/50 (Call 10/16/49)(b)	8,215	7,246,698
4.50%, 04/01/56 (Call 10/01/55)	9,015	7,739,558
4.50%, 01/19/63 (Call 07/19/62)	4,035	3,392,345
6.70%, 01/26/36	5,796	6,594,979
7.13%, 01/29/26	4,397	4,887,090
8.88%, 09/30/27	5,061	6,126,391
9.38%, 04/01/29	2,877	3,648,784
		91,145,205
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	5,735	4,566,666
2.39%, 01/23/26 (Call 12/23/25)	6,163	5,832,602
2.78%, 01/23/31 (Call 10/23/30)(b)	13,274	11,743,906
2.78%, 12/01/60 (Call 06/01/60)	5,983	4,098,415
2.84%, 06/20/30(b)	3,887	3,506,152
3.00%, 01/15/34 (Call 10/15/33)	6,850	5,893,124
3.23%, July 28, 2121 (Call 01/28/21)	3,528	2,405,849
3.30%, 03/11/41 (Call 09/11/40)	3,271	2,659,290
3.55%, 03/10/51 (Call 09/10/50)	5,248	4,257,125
3.60%, 01/15/72 (Call 07/15/71)	3,190	2,379,038
4.13%, 08/25/27(b)	3,158	3,161,221
5.63%, 11/18/50	7,250	8,041,700
6.55%, 03/14/37	4,266	4,913,749
7.35%, 07/21/25	7,864	8,637,424
8.75%, 11/21/33	9,425	12,455,986
		84,552,247

Philippines — 0.1%
Philippine Government International Bond
1.60%, 06/10/31	1,128	942,557
1.95%, 01/06/32	835	710,076
2.46%, 05/05/30	5,565	5,013,008
2.65%, 12/10/45	2,995	2,266,945
2.95%, 05/05/45	5,172	4,091,724
3.00%, 02/01/28	9,231	8,966,440
3.20%, 07/06/46	5,445	4,432,611
3.23%, 03/29/27(b)	575	569,457
3.56%, 09/29/32(b)	500	480,235
3.70%, 03/01/41	8,541	7,685,448
3.70%, 02/02/42	7,784	6,998,594
3.75%, 01/14/29	7,506	7,479,129
3.95%, 01/20/40	8,175	7,636,431
4.20%, 01/21/24	4,758	4,829,465
Security	Par (000)	Value
Philippines (continued)
5.00%, 01/13/37	$5,272	$5,521,418
5.50%, 03/30/26(b)	3,931	4,194,063
6.38%, 01/15/32	4,382	5,090,745
6.38%, 10/23/34	8,786	10,370,379
7.50%, 09/25/24(b)	1,085	1,142,733
7.75%, 01/14/31(b)	5,753	7,155,351
9.50%, 10/21/24(b)	1,024	1,168,077
9.50%, 02/02/30	2,375	3,150,675
10.63%, 03/16/25(b)	5,226	6,210,369
		106,105,930

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	3,160	3,119,489
4.00%, 01/22/24	7,763	7,840,552
		10,960,041

South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 02/09/24(b)	2,000	1,919,760
0.63%, 06/29/24	2,200	2,101,396
0.63%, 02/09/26	125	113,755
0.75%, 09/21/25	215	198,993
1.13%, 12/29/26(b)	1,130	1,026,108
1.25%, 01/18/25	3,435	3,279,223
1.25%, 09/21/30	2,700	2,260,521
1.38%, 02/09/31	1,470	1,227,215
1.63%, 01/18/27	1,695	1,569,655
1.88%, 02/12/25	6,085	5,895,756
2.13%, 01/18/32(b)	1,190	1,038,894
2.38%, 06/25/24	75	74,286
2.38%, 04/21/27	1,570	1,499,366
2.50%, 06/29/41	4,245	3,449,487
2.63%, 05/26/26	3,619	3,532,723
2.88%, 01/21/25	5,335	5,308,698
3.25%, 11/10/25(b)	6,325	6,346,125
3.25%, 08/12/26	3,885	3,880,843
3.63%, 11/27/23	754	765,099
4.00%, 01/14/24	1,555	1,584,203
Korea Development Bank (The)
0.40%, 06/19/24	2,000	1,903,320
0.80%, 04/27/26	1,700	1,549,567
1.38%, 04/25/27	1,600	1,453,904
Korea International Bond
1.00%, 09/16/30	1,350	1,135,769
1.75%, 10/15/31	2,785	2,461,355
2.00%, 06/19/24(b)	1,135	1,116,522
2.50%, 06/19/29	3,100	2,963,538
2.75%, 01/19/27(b)	2,860	2,808,949
3.50%, 09/20/28	1,745	1,766,725
3.88%, 09/11/23(b)	3,421	3,472,999
3.88%, 09/20/48(b)	1,820	1,860,204
4.13%, 06/10/44	3,406	3,614,311
		73,179,269

Supranational — 1.0%
African Development Bank
0.88%, 03/23/26	5,825	5,405,076
0.88%, 07/22/26	4,858	4,468,243
3.00%, 09/20/23	1,050	1,057,644
Asian Development Bank
0.25%, 07/14/23	12,810	12,518,316

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
0.25%, 10/06/23	$2,175	$2,113,382
0.38%, 06/11/24	1,030	984,804
0.38%, 09/03/25	1,805	1,668,416
0.50%, 02/04/26(b)	4,160	3,821,085
0.63%, 10/08/24	10,420	9,928,905
0.63%, 04/29/25(b)	13,800	12,972,276
0.75%, 10/08/30(b)	749	625,370
1.00%, 04/14/26	3,145	2,933,373
1.50%, 10/18/24(b)	14,104	13,715,012
1.50%, 01/20/27	1,660	1,559,504
1.50%, 03/04/31(b)	1,159	1,025,448
1.63%, 03/15/24	10	9,839
1.75%, 08/14/26	2,160	2,062,584
1.75%, 09/19/29(b)	8,255	7,581,144
1.88%, 03/15/29	1,000	932,050
1.88%, 01/24/30	9,076	8,392,214
2.00%, 01/22/25	6,152	6,035,297
2.00%, 04/24/26	5,685	5,507,344
2.13%, 03/19/25	570	560,196
2.38%, 08/10/27(b)	1,315	1,278,653
2.50%, 11/02/27	5,977	5,840,724
2.63%, 01/30/24	10,751	10,770,567
2.63%, 01/12/27(b)	5,844	5,772,411
2.75%, 01/19/28	6,880	6,806,178
3.13%, 09/26/28	809	815,658
5.82%, 06/16/28	9,035	10,405,429
6.22%, 08/15/27 (Call 08/15/22)	850	969,926
6.38%, 10/01/28	615	727,096
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	8,600	8,347,160
0.50%, 10/30/24	7,890	7,459,443
0.50%, 05/28/25	10,000	9,302,500
0.50%, 01/27/26	630	576,148
2.25%, 05/16/24(b)	7,646	7,576,727
Corp. Andina de Fomento, 3.75%, 11/23/23	210	212,526
Council of Europe Development Bank
0.25%, 10/20/23	392	380,330
0.38%, 06/10/24	150	143,374
0.88%, 09/22/26	934	857,599
European Bank for Reconstruction & Development
0.25%, 07/10/23	3,413	3,336,071
0.50%, 05/19/25	1,930	1,803,952
0.50%, 11/25/25	1,110	1,023,498
0.50%, 01/28/26	360	330,642
1.50%, 02/13/25	3,690	3,566,200
1.63%, 09/27/24	1,525	1,487,470
European Investment Bank
0.25%, 09/15/23	8,323	8,100,110
0.38%, 12/15/25	3,205	2,943,055
0.38%, 03/26/26	1,865	1,700,022
0.63%, 07/25/25	12,797	11,968,394
0.63%, 10/21/27	2,115	1,873,277
0.75%, 10/26/26	6,702	6,111,286
0.75%, 09/23/30	840	704,701
0.88%, 05/17/30	15,600	13,312,260
1.25%, 02/14/31(b)	12,864	11,169,811
1.38%, 03/15/27(b)	16,450	15,343,737
1.63%, 03/14/25	18,223	17,675,399
1.63%, 10/09/29	5,290	4,832,891
1.63%, 05/13/31(b)	100	89,753
Security	Par (000)	Value
Supranational (continued)
1.75%, 03/15/29(b)	$6,000	$5,559,120
1.88%, 02/10/25	7,928	7,753,267
2.13%, 04/13/26	6,530	6,370,603
2.25%, 06/24/24	285	282,976
2.38%, 05/24/27	5,421	5,291,384
2.50%, 10/15/24	7,730	7,696,606
2.63%, 03/15/24	7,017	7,026,613
2.88%, 08/15/23	3,680	3,701,970
3.13%, 12/14/23	13,045	13,171,276
3.25%, 01/29/24	16,915	17,115,781
4.88%, 02/15/36	7,096	8,401,806
Inter-American Development Bank
0.25%, 11/15/23	3,955	3,831,288
0.50%, 09/23/24(b)	1,680	1,597,865
0.63%, 07/15/25(b)	645	603,127
0.63%, 09/16/27(b)	1,090	966,841
0.88%, 04/03/25	7,825	7,421,699
0.88%, 04/20/26	9,075	8,416,064
1.13%, 07/20/28(b)	10,345	9,271,499
1.13%, 01/13/31(b)	1,985	1,702,217
1.75%, 03/14/25	17,089	16,629,135
2.00%, 06/02/26(b)	8,588	8,312,583
2.00%, 07/23/26	5,653	5,451,923
2.13%, 01/15/25	10,891	10,719,467
2.25%, 06/18/29	9,534	9,075,891
2.38%, 07/07/27(b)	4,694	4,570,266
2.63%, 01/16/24(b)	10,294	10,311,191
3.00%, 10/04/23	7,371	7,426,135
3.00%, 02/21/24	16,810	16,935,907
3.13%, 09/18/28(b)	9,975	10,056,795
3.20%, 08/07/42	4,945	4,689,492
3.88%, 10/28/41	6,100	6,376,574
4.38%, 01/24/44(b)	3,235	3,645,069
7.00%, 06/15/25	90	100,593
International Bank for Reconstruction & Development
0.25%, 11/24/23	1,225	1,186,033
0.38%, 07/28/25	13,700	12,704,832
0.50%, 10/28/25	20,335	18,811,908
0.63%, 04/22/25	26,435	24,866,876
0.75%, 03/11/25	13,177	12,474,666
0.75%, 11/24/27	3,770	3,355,036
0.75%, 08/26/30	3,978	3,329,825
0.88%, 07/15/26(b)	8,575	7,909,237
0.88%, 05/14/30	15,710	13,370,624
1.13%, 09/13/28(b)	16,935	15,159,704
1.25%, 02/10/31	12,980	11,241,718
1.38%, 04/20/28	17,820	16,312,428
1.50%, 08/28/24	2,385	2,325,208
1.63%, 01/15/25(b)	11,309	10,997,437
1.63%, 11/03/31	21,895	19,410,574
1.75%, 10/23/29(b)	12,191	11,202,432
1.88%, 06/19/23	1,349	1,343,132
1.88%, 10/27/26	6,550	6,278,568
2.13%, 03/03/25	5,389	5,304,069
2.50%, 03/19/24(b)	14,029	14,015,813
2.50%, 11/25/24	16,729	16,643,849
2.50%, 07/29/25	15,725	15,577,028
2.50%, 11/22/27	7,835	7,661,925
2.50%, 03/29/32	145	138,547
3.00%, 09/27/23(b)	12,985	13,084,335

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
3.13%, 11/20/25	$3,617	$3,655,195
4.75%, 02/15/35(b)	672	773,882
International Finance Corp.
0.38%, 07/16/25	2,017	1,872,381
0.75%, 08/27/30(b)	6,905	5,796,402
1.38%, 10/16/24	1,700	1,648,490
2.13%, 04/07/26(b)	3,058	2,978,125
2.88%, 07/31/23	825	829,942
Nordic Investment Bank, 2.25%, 05/21/24	2,155	2,140,605
		806,376,349
Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	1,000	971,590
0.38%, 07/30/24	635	603,612
0.50%, 11/10/23	200	194,394
0.50%, 08/26/25	385	356,591
0.63%, 10/07/24	175	166,504
0.63%, 05/14/25	5,895	5,517,013
1.75%, 12/12/23(b)	5,050	4,989,652
		12,799,356
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45(b)	2,012	1,959,390
4.38%, 10/27/27	11,475	11,904,853
4.38%, 01/23/31 (Call 10/23/30)(b)	10,446	10,903,124
4.50%, 08/14/24(b)	4,952	5,044,517
4.98%, 04/20/55(b)	8,061	8,457,682
5.10%, 06/18/50(b)	10,882	11,628,070
7.63%, 03/21/36	4,516	5,839,253
		55,736,889
Total Foreign Government Obligations — 2.4%
(Cost: $2,186,082,132)		2,022,817,678

Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	954,432
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,002,836
California — 0.2%
Bay Area Toll Authority RB
2.57%, 04/01/31	2,930	2,681,718
3.13%, 04/01/55 (Call 04/01/31)	470	357,735
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	6,048,224
Series S-1, 7.04%, 04/01/50	4,100	5,665,134
Series S-3, 6.91%, 10/01/50	1,300	1,765,693
California Health Facilities Financing Authority
4.19%, 06/01/37 (CALL 06/01/32)	325	311,009
4.35%, 06/01/41 (CALL 06/01/32)	445	418,253
California State University RB
Class B, 2.72%, 11/01/52	910	683,485
2.94%, 11/01/52 (Call 11/01/31)	1,000	766,156
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,697,236
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,447,016
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (CALL 05/15/32) (AGM)	$330	$289,295
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,446,973
Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	784,041
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,883,840
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,285,715
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	838,238
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,788,370
Golden State Tobacco Securitization Corp. RB
Class B, 2.70%, 06/01/34 (Call 06/01/31)	1,270	1,082,184
Class B, 3.00%, 06/01/46	860	750,493
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	840,960
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,262,057
3.49%, 06/01/36 (Call 12/01/31)	230	195,384
3.71%, 06/01/41 (Call 12/01/31)	830	678,087
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,196,321
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,221,519
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,306,345
2.11%, 08/01/32 (Call 08/01/30)	3,000	2,539,377
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,502,992
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	913,701
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,528,713
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,436,674
Series A, 6.60%, 07/01/50	385	512,805
Series D, 6.57%, 07/01/45.	2,470	3,218,000
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	5,347,674
5.76%, 07/01/29	2,170	2,354,450
Series RY, 6.76%, 07/01/34	3,025	3,652,672
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,908,231
4.13%, 05/15/32 (Call 02/15/32)	550	550,860
4.56%, 05/15/53	895	877,369
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,384,814
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.50%, 05/15/48	2,575	3,268,383
Series F, 6.58%, 05/15/49(b)	2,015	2,573,498
San Diego County Regional Transportation Commission RB, 3.20%, 04/01/48 (Call 04/01/30)	1,025	853,261
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,310,786
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,919,132
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,288,307

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Santa Clara Valley Transportation Authority RB BAB,
5.88%, 04/01/32	$2,620	$2,849,994
State of California GO
2.50%, 10/01/29	6,000	5,481,504
3.38%, 04/01/25	3,000	3,016,281
3.50%, 04/01/28	860	851,064
4.50%, 04/01/33 (Call 04/01/28)	2,750	2,828,133
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,684,019
Series A, 3.05%, 04/01/29	1,110	1,057,368
State of California GO BAB
7.30%, 10/01/39	5,220	6,881,448
7.35%, 11/01/39	2,130	2,823,419
7.50%, 04/01/34	8,030	10,510,483
7.55%, 04/01/39(b)	12,470	17,197,090
7.60%, 11/01/40	6,825	9,573,148
7.63%, 03/01/40	3,350	4,616,042
University of California RB
Series AD, 4.86%, 05/15/12	3,285	3,149,921
Series AJ, 4.60%, 05/15/31	1,750	1,809,430
Series AQ, 4.77%, 05/15/15(b)	835	783,437
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,919,144
Series BD, 3.30%, 07/01/29	4,670	4,490,214
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	887,877
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	695,801
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,511,256
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,363,074
University of California RB BAB, 5.90%, 05/15/45	2,255	2,616,064
		182,229,391
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	846,979

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,040	3,422,113
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,593,663
		5,015,776
District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	784,447
District of Columbia Water & Sewer Authority RB 3.21%, 10/01/48 (Call 10/01/29)	1,000	781,095
4.81%, 10/01/14	1,690	1,662,661
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,713,877
		4,942,080
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	210,625
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	940,033
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	991,160
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,086,925
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,112,082
1.71%, 07/01/27	3,000	2,716,242

Security	Par (000)	Value
Florida (continued)
2.15%, 07/01/30	$4,902	$4,279,431
		14,336,498
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,086,367
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,835	4,526,128
Project M, Series 2010-A, 6.66%, 04/01/57	3,357	4,034,147
Project P, Series 2010-A, 7.06%, 04/01/57	317	375,185
		10,021,827
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	422,832

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	1,038,490
Series C, 4.57%, 01/01/54	2,450	2,454,069
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	614,252
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	2,400	2,899,452
Series B, 6.90%, 12/01/40(b)	3,850	4,684,395
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,133,491
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	5,125	4,282,127
State of Illinois GO
4.95%, 06/01/23	25	25,740
5.10%, 06/01/33(b)	27,923	28,451,499
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,900	4,309,547
		50,893,062
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	515,130

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	450,611
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	530,158
		980,769
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,750	1,757,664
4.10%, 02/01/33	2,280	2,307,657
4.48%, 08/01/39	1,710	1,723,960
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	956,872
		6,746,153
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	1,961,777
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,759,698
		3,721,475
Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	1,950	2,068,981

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	$540	$416,075
2.90%, 09/01/49(b)	2,675	2,051,180
Series D, 2.66%, 09/01/39	1,977	1,653,798
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	3,700	4,175,746
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,650,019
Massachusetts School Building Authority RB 3.40%, 10/15/40 (Call 10/15/29)	1,755	1,501,308
Series B, 1.75%, 08/15/30	2,050	1,772,024
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,218,422
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	752,307
		17,259,860
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39.	1,685	1,403,118
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	503,682
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,859,552
3.38%, 12/01/40	845	726,093
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	947,446
Michigan State University RB, 4.17%, 08/15/22 (CALL 02/15/22)	1,675	1,359,842
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	358,054
University of Michigan RB
3.50%, 04/01/52 ( 10/01/51)	1,089	978,812
4.45%, 04/01/22 ( 10/01/21)	1,580	1,464,052
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,301,675
		11,902,326
Minnesota — 0.0%
University of Minnesota RB, 4.00%, 04/01/52 (CALL 10/01/51)	924	913,337

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.20%, 11/01/34	1,000	1,080,441

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	4,090,239

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	1,000	805,432

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,103,074

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,311,829
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	9,402,053

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	$1,200	$1,082,527
4.13%, 06/15/42	345	309,414
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,101,165
Series C, 5.75%, 12/15/28	2,475	2,607,611
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	5,557,932
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	1,000	843,680
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,116,392
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,011,112
		31,343,715
New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,353,178
Series F1, 6.27%, 12/01/37	1,255	1,451,123
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,880	4,066,954
Metropolitan Transportation Authority RB BAB 7.34%, 11/15/39	3,265	4,436,649
Series 2010-A, 6.67%, 11/15/39	50	59,977
Series A, 5.87%, 11/15/39	100	111,355
Series B, 6.60%, 11/15/39	220	261,712
Series E, 6.81%, 11/15/40	1,230	1,509,358
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	1,385	1,608,625
5.72%, 06/15/42(b)	3,145	3,757,910
5.88%, 06/15/44	3,200	3,937,670
6.01%, 06/15/42	1,860	2,271,235
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,423,234
5.57%, 11/01/38	2,100	2,280,400
Series C-2, 5.77%, 08/01/36	2,000	2,150,532
New York State Dormitory Authority RB
3.19%, 02/15/43	450	372,763
Series B, 3.14%, 07/01/43	275	234,335
Series F, 3.11%, 02/15/39	2,350	2,029,928
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,075	2,336,056
Series F, 5.63%, 03/15/39	2,165	2,376,077
New York State Thruway Authority RB Class M, 2.90%, 01/01/35	2,000	1,763,724
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	860,178
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	280,971
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,363,563
Port Authority of New York & New Jersey RB 3.14%, 02/15/51 (Call 08/15/31)	1,145	893,841
3.29%, 08/01/69	1,300	961,562
4.03%, 09/01/48(b)	1,440	1,336,353
Series 164, 5.60%, 11/01/40(b)	2,255	2,583,989
Series 165, 5.60%, 11/01/40	1,795	2,056,903
Series 168, 4.93%, 10/01/51	2,500	2,645,975
Series 174, 4.46%, 10/01/62	6,585	6,471,639
Series 181, 4.96%, 08/01/46(b)	2,000	2,141,414

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	$1,000	$1,022,516
Series 192, 4.81%, 10/15/65	4,235	4,342,971
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	495,916
Series AAA, 1.09%, 07/01/23	2,255	2,217,675
		72,468,261
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	750	575,419

Ohio — 0.0%
American Municipal Power Inc. RB BAB 5.94%, 02/15/47	1,300	1,527,119
Series B, 8.08%, 02/15/50	4,075	5,966,652
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,670,027
Series B, 4.53%, 01/01/35	2,400	2,512,217
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	3,456,446
Series A, 4.00%, 12/01/56	500	468,066
Series A, 4.80%, 06/01/11	350	346,921
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	1,795	1,929,340
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,355,690
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,174,967
		20,407,445
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	50	52,874
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,065,147
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	885,666
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	2,085	2,393,278
State of Oregon GO, 5.89%, 06/01/27	8,020	8,699,679
		13,096,644
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue
RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	788,431
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42	1,130	888,020
Series A, 4.14%, 06/01/38	50	47,169
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,250	1,008,790
2.84%, 09/01/50	975	741,651
Pennsylvania Turnpike Commission RB BAB, Series B,
5.51%, 12/01/45	1,000	1,133,058
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,388,580
		5,995,699
South Carolina — 0.0%
South Carolina Public Service Authority, Series C, 6.45%, 01/01/50	1,000	1,176,451

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,016,221

Security	Par (000)	Value
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	$480	$367,182
5.81%, 02/01/41	1,875	2,171,235
Series C, 5.99%, 02/01/39	1,000	1,187,705
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	870	637,622
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,533,260
Series B, 6.00%, 12/01/44	400	472,637
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	841,952
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,439,781
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	220	169,512
Class A, 2.99%, 11/01/38	1,200	1,050,684
4.51%, 11/01/51 (Call 11/01/32)	1,330	1,273,157
Series A, Class A, 3.14%, 11/01/45	1,405	1,157,661
Series C, Class C, 2.92%, 11/01/50	2,670	2,096,938
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	286,868
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 07/01/22) (PSF)	400	425,388
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	3,781,612
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,325,780
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,862,472
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,386,609
State of Texas GO BAB
5.52%, 04/01/39(b)	2,300	2,617,361
Series A, 4.63%, 04/01/33	1,255	1,336,330
Series A, 4.68%, 04/01/40	2,250	2,361,166
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,850,646
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	1,799,328
Texas Transportation Commission State Highway Fund RB 4.00%, 10/01/33	2,725	2,791,926
First Class, 5.18%, 04/01/30	5,115	5,507,848
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	541,808
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,624,628
		51,899,096
Utah — 0.0%
State of Utah GO, Series B, 3.54%, 07/01/25	1,630	1,641,454

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	1,975,292
2.58%, 11/01/51 (Call 05/01/51)	1,000	754,909
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	504,386
Series C, 4.18%, 09/01/17 (Call 03/01/17)(b)	840	695,811
		3,930,398

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	$1,200	$1,372,205
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	2,368,064
		3,740,269

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	220	234,962
Series C, 3.15%, 05/01/27	2,580	2,532,701
		2,767,663

Total Municipal Debt Obligations — 0.6%
(Cost: $576,648,206)		530,842,684

U.S. Government & Agency Obligations

Mortgage Securities — 0.0%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/36	1,706	1,655,268
3.00%, 06/01/35	1,013	1,006,314
		2,661,582

Mortgage-Backed Securities — 29.0%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/36	20,729	19,159,827
1.50%, 07/01/36	3,728	3,445,869
1.50%, 02/01/37	32,201	29,762,942
1.50%, 03/01/37	51,900	47,930,713
1.50%, 04/01/51	9,854	8,366,031
1.50%, 05/01/51	109,880	93,276,542
1.50%, 07/01/51	74,096	62,892,519
1.50%, 11/01/51	462	391,536
2.00%, 11/01/35	18,201	17,273,838
2.00%, 04/01/36	655	620,351
2.00%, 05/01/36	56,021	53,075,551
2.00%, 08/01/36	14,782	14,005,011
2.00%, 09/01/36	24,907	23,597,110
2.00%, 10/01/36	7,350	6,963,445
2.00%, 11/01/36	23,046	21,834,006
2.00%, 12/01/36	19,594	18,563,873
2.00%, 01/01/37	60,256	57,087,091
2.00%, 04/01/37	32,163	30,416,668
2.00%, 05/01/37	12,941	12,238,352
2.00%, 06/01/37	31,763	30,038,763
2.00%, 08/01/41, (12 mo. LIBOR US + 1.732%)(a)	207	213,579
2.00%, 09/01/50	29,330	26,152,710
2.00%, 10/01/50	20,561	18,333,494
2.00%, 12/01/50	12,994	11,586,069
2.00%, 01/01/51	20,623	18,319,167
2.00%, 03/01/51	131,746	117,144,836
2.00%, 05/01/51	10,762	9,567,983
2.00%, 08/01/51	22,638	20,171,236
2.00%, 09/01/51	39,454	35,063,259
2.00%, 10/01/51	142,459	126,586,879
2.00%, 11/01/51	57,679	51,250,822
2.00%, 12/01/51	75,026	66,658,794
2.00%, 01/01/52	63,984	56,839,037
2.00%, 03/01/52	9,357	8,300,710
2.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	15	14,842
2.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	223	227,905

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	$237	$241,530
2.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	75	76,908
2.16%, 12/01/38, (12 mo. LIBOR US + 1.760%)(a)	560	573,605
2.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	389	400,786
2.16%, 11/01/41, (12 mo. LIBOR US + 1.892%)(a)	570	590,871
2.50%,10/01/27	125	124,410
2.50%, 02/01/28	1,653	1,645,906
2.50%, 01/01/30	12,128	12,040,543
2.50%, 03/01/31	112	110,532
2.50%, 08/01/31	4,000	3,948,923
2.50%, 10/01/31	8,133	8,029,002
2.50%, 11/01/31	47	46,889
2.50%, 12/01/31	12,053	11,899,229
2.50%, 02/01/32	14,875	14,685,457
2.50%, 08/01/32	174	171,022
2.50%, 09/01/32	5,750	5,672,500
2.50%, 01/01/33	13,394	13,195,323
2.50%, 02/01/33	41	39,919
2.50%, 04/01/33	1,527	1,496,659
2.50%, 07/01/35	15,559	15,142,725
2.50%, 03/01/36	1,008	978,434
2.50%, 07/01/36	25,031	24,294,621
2.50%, 04/01/37	2,049	1,985,058
2.50%, 10/01/50	12,179	11,259,022
2.50%, 11/01/50	8,206	7,600,381
2.50%, 04/01/51	16,862	15,552,103
2.50%, 07/01/51	1,751	1,614,794
2.50%, 09/01/51	31,798	29,321,059
2.50%, 11/01/51	289	266,404
2.50%, 01/01/52	22,051	20,320,079
2.50%, 03/01/52	24,625	22,683,176
2.50%, 04/01/52	35,209	32,407,699
2.90%, 05/01/42, (12 mo. LIBOR US + 1.804%)(a)	358	367,232
3.00%, 11/01/26	295	296,313
3.00%, 01/01/27	137	137,869
3.00%, 02/01/27	339	340,319
3.00%, 04/01/27	219	219,088
3.00%, 05/01/27	1,914	1,920,277
3.00%, 06/01/27	1,837	1,844,431
3.00%, 07/01/27	63	62,772
3.00%, 08/01/27	249	249,420
3.00%, 09/01/27	1,084	1,087,856
3.00%, 11/01/27	417	418,396
3.00%, 12/01/27	207	207,543
3.00%, 01/01/28	56	56,008
3.00%, 11/01/28	203	203,422
3.00%, 01/01/29	215	215,785
3.00%, 03/01/29	658	658,977
3.00%, 05/01/29	30,792	30,828,032
3.00%, 05/01/30	4,601	4,608,217
3.00%, 06/01/30	2,884	2,889,249
3.00%, 07/01/30	5,463	5,472,340
3.00%, 12/01/30	12,706	12,727,069
3.00%, 02/01/31	3,925	3,935,899
3.00%, 05/01/31	8,235	8,258,456
3.00%, 06/01/31	6,027	6,044,081
3.00%, 08/01/31	51	50,785
3.00%, 12/01/31	32	32,465
3.00%, 02/01/32	117	117,336
3.00%, 07/01/32	9,349	9,344,963

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/32	$11	$11,085
3.00%, 02/01/33	23	22,467
3.00%, 05/01/33	2,040	2,032,015
3.00%, 06/01/42	513	501,421
3.00%, 10/01/42	204	199,346
3.00%, 01/01/43	546	533,703
3.00%, 02/01/43	14,663	14,332,456
3.00%, 12/01/44	38	37,048
3.00%, 04/01/45	295	286,570
3.00%, 08/01/45	207	200,761
3.00%, 12/01/45	16	15,386
3.00%, 01/01/46	1,184	1,149,695
3.00%, 02/01/46	136	132,413
3.00%, 07/01/46	2,618	2,536,601
3.00%, 08/01/46	47,585	46,100,033
3.00%, 09/01/46	18,967	18,458,590
3.00%, 10/01/46	37,531	36,359,352
3.00%, 11/01/46	28,152	27,273,285
3.00%, 12/01/46	63,322	61,346,639
3.00%, 01/01/47	14,829	14,365,738
3.00%, 02/01/47	31,855	30,860,553
3.00%, 03/01/47	160	154,703
3.00%, 04/01/47	412	399,260
3.00%, 05/01/47	25,498	24,703,441
3.00%, 06/01/47	24,372	23,612,380
3.00%, 08/01/47	3,342	3,237,777
3.00%, 09/01/47	721	700,344
3.00%, 10/01/47	8,183	7,927,891
3.00%, 11/01/47	14	13,366
3.00%, 01/01/48	20	19,026
3.00%, 03/01/48	65	63,228
3.00%, 11/01/48	1,224	1,183,523
3.00%, 02/01/49	25,004	24,249,101
3.00%, 03/01/49	189	181,557
3.00%, 05/01/49	232	223,911
3.00%, 06/01/49	197	189,358
3.00%, 06/01/50	23,646	22,690,245
3.00%, 05/01/51	62,886	60,780,399
3.00%, 11/01/51	21,822	20,839,064
3.00%, 01/01/52	48,644	46,471,922
3.00%, 04/01/52	36,817	35,127,125
3.50%, 11/01/25	970	981,520
3.50%, 03/01/26	933	944,224
3.50%, 06/01/26	210	212,225
3.50%, 03/01/32	806	816,307
3.50%, 05/01/32	2,499	2,535,401
3.50%, 09/01/32	2,098	2,120,840
3.50%, 06/01/33	170	171,639
3.50%, 07/01/33	7,396	7,493,351
3.50%, 11/01/33	21	20,990
3.50%, 06/01/34	6,439	6,538,533
3.50%, 03/01/38	3,913	3,917,209
3.50%, 06/01/38	1,073	1,073,812
3.50%, 09/01/38	766	766,661
3.50%, 02/01/42	57	56,950
3.50%, 05/01/42	7	6,571
3.50%, 09/01/42	9	8,959
3.50%, 10/01/42	8,188	8,203,336
3.50%, 11/01/42	635	635,895
3.50%, 01/01/43	12	12,221

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/43	$4,523	$4,533,636
3.50%, 06/01/43	908	910,356
3.50%, 07/01/43	1,428	1,431,317
3.50%, 08/01/43	5,271	5,282,608
3.50%, 10/01/43	1,291	1,294,277
3.50%, 01/01/44	13,590	13,616,961
3.50%, 02/01/44	7,361	7,378,562
3.50%, 09/01/44	5,899	5,899,382
3.50%, 10/01/44	8,130	8,120,411
3.50%, 11/01/44	89	88,560
3.50%, 12/01/45	10,214	10,192,680
3.50%, 01/01/46	363	362,206
3.50%, 03/01/46	29,493	29,475,194
3.50%, 05/01/46	3,837	3,823,468
3.50%, 06/01/46	112	111,440
3.50%, 07/01/46	5,109	5,092,033
3.50%, 08/01/46	3,568	3,556,934
3.50%, 09/01/46	5,840	5,817,334
3.50%, 10/01/46	1,432	1,426,388
3.50%, 11/01/46	753	749,992
3.50%, 12/01/46	4,285	4,272,766
3.50%, 01/01/47	2,288	2,279,274
3.50%, 02/01/47	5,658	5,636,339
3.50%, 03/01/47	3,754	3,739,260
3.50%, 04/01/47	8,707	8,661,856
3.50%, 05/01/47	1,781	1,771,665
3.50%, 07/01/47	7,514	7,476,160
3.50%, 08/01/47	21,109	21,055,116
3.50%, 09/01/47	26,901	26,809,024
3.50%, 12/01/47	4,916	4,890,554
3.50%, 01/01/48	21,749	21,808,683
3.50%, 02/01/48	23,557	23,415,686
3.50%, 03/01/48	9,403	9,348,240
3.50%, 04/01/48	2,197	2,197,803
3.50%, 05/01/48	10,645	10,575,280
3.50%, 04/01/49	1,470	1,458,656
3.50%, 05/01/49	5,362	5,303,874
3.50%, 06/01/49	2,879	2,851,414
3.50%, 04/01/50	2,423	2,388,501
3.50%, 07/01/51	5,281	5,195,575
4.00%, 05/01/25	109	110,809
4.00%, 10/01/25	599	612,120
4.00%, 02/01/26	383	390,960
4.00%, 05/01/26	673	687,376
4.00%, 12/01/32	1,348	1,382,963
4.00%, 05/01/33	2,636	2,707,088
4.00%, 09/01/41	3,301	3,382,155
4.00%, 02/01/42	2,603	2,666,242
4.00%, 03/01/42	554	567,757
4.00%, 06/01/42	3,626	3,714,017
4.00%, 08/01/42	1,599	1,637,767
4.00%, 07/01/44	4,409	4,513,919
4.00%, 01/01/45	1,203	1,229,459
4.00%, 02/01/45	1,564	1,612,306
4.00%, 06/01/45	2,305	2,345,588
4.00%, 08/01/45	4,121	4,194,089
4.00%, 09/01/45	6,768	6,888,027
4.00%, 01/01/46	2,034	2,069,485
4.00%, 02/01/46	190	192,759
4.00%, 03/01/46	451	457,045

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
4.00%, 05/01/46	$4,007		$4,062,758
4.00%, 06/01/46	97		98,351
4.00%, 07/01/46	3,577		3,655,054
4.00%, 08/01/46	160		162,674
4.00%, 10/01/46	3,273		3,330,979
4.00%, 11/01/46	9,529		9,661,519
4.00%, 02/01/47	3,916		3,971,173
4.00%, 08/01/47	293		297,584
4.00%, 10/01/47	854		867,437
4.00%, 11/01/47	1,610		1,634,453
4.00%, 01/01/48	6,596		6,695,606
4.00%, 02/01/48	9,385		9,531,619
4.00%, 04/01/48	176		178,903
4.00%, 05/01/48	2,127		2,148,879
4.00%, 06/01/48	17,115		17,424,509
4.00%, 07/01/48	16,144		16,325,091
4.00%, 08/01/48	2,092		2,115,397
4.00%, 09/01/48	4,170		4,217,383
4.00%, 10/01/48	2,100		2,124,472
4.00%, 12/01/48	10,533		10,668,938
4.00%, 01/01/49	1,903		1,924,365
4.50%, 05/01/23	0	(h)	19
4.50%, 07/01/24	102		103,725
4.50%, 08/01/24	26		26,763
4.50%, 09/01/24	82		83,568
4.50%, 10/01/24	74		75,693
4.50%, 08/01/30	1,369		1,420,902
4.50%, 03/01/39	1,138		1,187,524
4.50%, 05/01/39	1,326		1,383,945
4.50%, 10/01/39	793		828,227
4.50%, 01/01/40	230		239,892
4.50%, 02/01/41	1,591		1,660,405
4.50%, 04/01/41	53		55,093
4.50%, 05/01/41	4,225		4,411,119
4.50%, 05/01/42	4,223		4,408,226
4.50%, 01/01/45	3,109		3,242,889
4.50%, 11/01/45	175		182,056
4.50%, 12/01/45	157		164,317
4.50%, 01/01/46	4,675		4,875,952
4.50%, 03/01/46	249		258,739
4.50%, 04/01/46	655		676,140
4.50%, 05/01/46	508		523,838
4.50%, 07/01/46	189		194,776
4.50%, 08/01/46	354		365,101
4.50%, 09/01/46	2,820		2,937,800
4.50%, 05/01/47	2,464		2,537,395
4.50%, 06/01/47	1,380		1,420,999
4.50%, 11/01/47	172		176,663
4.50%, 05/01/48	8,557		8,804,275
4.50%, 06/01/48	6,710		6,908,944
4.50%, 07/01/48	4,965		5,113,158
4.50%, 09/01/48	234		240,490
4.50%, 10/01/48	8,728		9,029,681
4.50%, 11/01/48	38		39,570
4.50%, 12/01/48	8,090		8,322,962
4.50%, 01/01/49	1,839		1,892,169
4.50%, 05/01/49	17		17,163
5.00%, 12/01/24	0	(h)	15
5.00%, 08/01/25	553		570,786
5.00%, 04/01/33	3,368		3,556,438

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/33	$404	$426,543
5.00%, 12/01/33	784	827,526
5.00%, 07/01/35	1,454	1,541,635
5.00%, 01/01/36	641	682,447
5.00%, 01/01/37	81	86,293
5.00%, 02/01/37	80	85,102
5.00%, 02/01/38	422	449,576
5.00%, 03/01/38	2,784	2,960,455
5.00%, 12/01/38	355	377,887
5.00%, 03/01/40	101	107,471
5.00%, 08/01/40	403	428,935
5.00%, 09/01/40	1,699	1,808,465
5.00%, 08/01/41	557	593,257
5.00%, 09/01/47	691	719,655
5.00%, 03/01/48	356	369,938
5.00%, 04/01/48	5,428	5,634,258
5.00%, 05/01/48	1,938	2,011,684
5.00%, 07/01/48	1,175	1,219,097
5.00%, 10/01/48	741	769,520
5.00%, 11/01/48	1,408	1,470,921
5.00%, 04/01/49	574	596,556
5.00%, 06/01/49	886	929,534
5.50%, 02/01/34	1,252	1,349,998
5.50%, 05/01/35	1,122	1,216,708
5.50%, 06/01/35	598	648,089
5.50%, 05/01/36	753	817,296
5.50%, 07/01/36	1,330	1,445,373
5.50%, 03/01/38	1,232	1,345,091
5.50%, 04/01/38	262	284,235
5.50%, 01/01/39	645	699,439
5.50%, 11/01/39	644	701,077
6.00%, 10/01/36	753	823,517
6.00%, 02/01/37	604	666,365
6.00%, 11/01/37	2,082	2,304,563
6.00%, 09/01/38	32	35,971
Federal National Mortgage Association
1.50%, 04/01/36	363	335,667
1.50%, 01/01/51	27,028	22,949,426
1.50%, 07/01/51	75,967	64,475,866
2.00%, 10/01/36	575	544,864
2.00%, 01/01/37	29,566	28,009,977
2.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	227	235,579
2.00%, 11/01/50	2,780	2,478,443
2.00%, 12/01/50	74,233	66,188,672
2.00%, 02/01/51	119,844	106,568,983
2.00%, 03/01/51	11,705	10,407,316
2.00%, 04/01/51	177,846	158,059,185
2.00%, 06/01/51	118,205	105,075,648
2.00%, 07/01/51	40,713	36,188,101
2.00%, 10/01/51	97,604	86,732,803
2.00%, 11/01/51	152,753	135,730,120
2.00%, 12/01/51	52,347	46,508,377
2.00%, 01/01/52	29,777	26,471,944
2.00%, 03/01/52	19,837	17,600,381
2.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	392	405,316
2.24%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	105	106,518
2.41%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	290	295,726
2.50%, 06/01/32	958	944,758
2.50%, 08/01/34	801	790,190
2.50%, 09/01/35	28,880	28,105,133

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/01/36	$420	$409,027
2.50%, 04/01/36	1,673	1,624,003
2.50%, 05/01/36	22,962	22,284,959
2.50%, 07/01/36	14,844	14,405,931
2.50%, 03/01/37	3,638	3,526,523
2.50%, 05/01/37	1,858	1,800,188
2.50%, 05/01/43	239	225,790
2.50%, 12/01/47	203	189,636
2.50%, 10/01/50	97,823	90,768,973
2.50%, 11/01/50	8,598	7,963,519
2.50%, 12/01/50	24,391	22,552,451
2.50%, 01/01/51	65,248	60,305,388
2.50%, 02/01/51	2,661	2,453,157
2.50%, 05/01/51	22,584	20,873,411
2.50%, 07/01/51	119,090	109,937,314
2.50%, 08/01/51	213,290	197,084,364
2.50%, 09/01/51	79,744	73,531,437
2.50%, 10/01/51	75,306	69,446,794
2.50%, 11/01/51	33,571	31,037,006
2.50%, 12/01/51	223,340	206,032,472
2.50%, 01/01/52	160,603	148,012,979
2.50%, 02/01/52	3,921	3,612,835
2.50%, 03/01/52	53,460	49,228,561
2.50%, 04/01/52	70,911	65,286,012
3.00%, 12/01/34	6,836	6,800,075
3.00%, 04/01/35	27,890	27,693,732
3.00%, 05/01/45	2,946	2,857,403
3.00%, 12/01/46	1,273	1,232,663
3.00%, 02/01/47	10,698	10,434,615
3.00%, 03/01/47	7,927	7,597,965
3.00%, 11/01/48	23,676	22,917,483
3.00%, 11/01/49	11,866	11,409,659
3.00%, 12/01/49	627	602,635
3.00%, 02/01/50	149	143,034
3.00%, 06/01/50	6,279	6,037,612
3.00%, 07/01/50	460	440,191
3.00%, 09/01/50	254	242,990
3.00%, 11/01/50	1,994	1,910,939
3.00%, 12/01/50	660	632,074
3.00%, 07/01/51	4,287	4,093,660
3.00%, 08/01/51	25,856	24,832,415
3.00%, 03/01/52	49,179	46,942,792
3.00%, 04/01/52	114,513	109,321,831
3.00%, 05/01/52	29,926	28,565,567
3.50%, 10/01/33	803	813,207
3.50%, 01/01/34	2,378	2,409,843
3.50%, 05/01/35	417	422,747
3.50%, 11/01/42	7,834	7,842,050
3.50%, 02/01/48	937	931,837
3.50%, 11/01/48	41,921	41,610,825
3.50%, 03/01/49	1,075	1,061,084
3.50%, 07/01/50	16,667	16,421,276
3.50%, 02/01/51	4,209	4,160,331
3.50%, 05/01/51	929	926,660
3.50%, 11/01/51	6,706	6,717,773
4.00%, 12/01/41	1,259	1,288,447
4.00%, 02/01/45	5,756	5,876,580
4.00%, 02/01/47	11,031	11,290,275
4.00%, 05/01/47	1,391	1,410,916
4.00%, 01/01/48	359	363,697

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/48	$845	$857,081
4.00%, 10/01/48	272	274,994
4.00%, 02/01/49	984	995,544
4.00%, 03/01/49	37,237	37,625,143
4.00%, 06/01/49	13,321	13,511,813
4.00%, 07/01/49	30,407	30,723,864
4.00%, 01/01/57	7,460	7,616,408
4.00%, 02/01/57	8,340	8,514,328
4.50%, 08/01/47	319	327,838
5.00%, 05/01/48	743	773,659
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,399	4,385,311
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,244	1,215,454
Series 2016-M6, Class A2, 2.49%, 05/25/26	9,940	9,679,486
Series 2017, Class A2, 3.00%, 09/25/27(a)	1,900	1,882,869
Series 2017-M4, Class A2, 2.60%, 12/25/26(a)	22,685	22,115,417
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	16,739	16,427,932
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,088	10,038,481
Series 2018-M10, Class A2, 3.40%, 07/25/28(a)	3,000	3,031,377
Series 2018-M12, Class A2, 3.60%, 08/25/30(a)	12,300	12,482,732
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)(i)	8,982	9,133,924
Series 2018-M2, Class A2, 2.90%, 01/25/28(a)	9,345	9,230,701
Series 2019-M2, Class A2, 3.60%, 11/25/28(a)	5,301	5,425,337
Series 2019-M22, Class A2, 2.52%, 08/25/29	24,156	23,075,256
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	17,050	14,741,658
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,720,856
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	25,527,733
FHLMC Multifamily Structured Pass Through Certificates
Series K024, Class A2, 2.57%, 09/25/22 (Call 09/25/22)	811	809,534
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	13,857	13,814,099
Series K725, Class A1, 2.67%, 05/25/23 (Call 07/25/22)	2,508	2,506,046
Freddie Mac Multifamily Structured Pass Through Certificates
FHMS K135, CLASS A2, 2.15%, 10/25/31 (Call 10/25/31)(a)	4,670	4,207,384
Series K026, Class A2, 2.51%, 11/25/22 (Call 11/25/22)	11,580	11,558,458
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,900	2,905,654
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	33,500	33,732,672
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	8,685	8,742,624
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	10,700	10,769,494
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	5,000	5,012,916
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	14,000	14,061,802
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	19,250	19,252,520
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	15,000	14,924,963
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	14,300	14,278,365
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	20,000	20,211,519

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	$18,250	$18,229,697
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	11,173	11,096,597
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,150	3,148,788
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	10,118,359
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	10,000	10,194,980
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	8,000	8,281,615
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	19,091	19,759,097
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	20,000	20,745,755
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	10,000	10,165,109
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	10,000	9,604,613
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	31,000	29,492,959
Series K105, Class A2, 1.87%, 01/25/30 (Call 01/25/30)	4,775	4,324,946
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,760,014
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	13,200	11,555,054
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	5,000	4,323,101
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	15,000	12,949,622
Series K126, Class A2, 2.07%, 01/25/31 (Call 01/25/31)	17,440	15,785,087
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	19,927,190
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	10,960	10,623,238
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	16,190	15,100,593
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	14,065,603
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	3,669	3,671,918
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	15,000	15,220,044
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	5,700	5,695,975
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	23,288,753
Government National Mortgage Association
1.50%, 10/20/51	4,981	4,340,968
2.00%, 07/20/50	6,247	5,707,480
2.00%, 08/20/50	82,235	75,136,910
2.00%, 09/20/50	2,358	2,154,515
2.00%, 10/20/50	8,974	8,199,788
2.00%, 11/20/50	49,246	44,995,492
2.00%, 12/20/50	88,790	81,126,073
2.00%, 02/20/51	178,181	162,442,441
2.00%, 06/20/51	8,082	7,378,883

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 08/20/51	$144,877	$132,080,098
2.00%, 10/20/51	87,795	80,113,101
2.00%, 11/20/51	72,774	66,345,665
2.00%, 12/20/51	258,654	235,807,893
2.00%, 01/20/52	68,002	61,995,588
2.00%, 06/22/52(j)	268,143	243,779,696
2.50%, 02/15/28	95	92,061
2.50%, 10/20/31	94	91,766
2.50%, 05/20/45	3,586	3,381,927
2.50%, 11/20/46	510	480,849
2.50%, 12/20/46	15,854	14,949,071
2.50%, 01/20/47	7,198	6,787,183
2.50%, 06/20/50	18,762	17,715,275
2.50%, 08/20/50	20,116	18,993,538
2.50%, 09/20/50	42,864	40,471,385
2.50%, 01/20/51	95,034	89,730,213
2.50%, 02/20/51	76,190	71,561,073
2.50%, 05/20/51	305,888	287,882,817
2.50%, 06/20/51	9,942	9,356,023
2.50%, 07/20/51	245,517	230,601,892
2.50%, 08/20/51	132,357	124,316,322
2.50%, 10/20/51	4,795	4,507,682
2.50%, 11/20/51	39,207	36,825,539
2.50%, 12/20/51	88,360	82,992,489
2.50%, 06/21/52(j)	222,352	208,551,009
3.00%, 08/20/42	5,601	5,546,171
3.00%, 09/15/42	10	9,790
3.00%, 10/15/42	37	36,451
3.00%, 03/15/43	193	189,418
3.00%, 06/15/43	36	35,377
3.00%, 07/15/43	74	72,990
3.00%, 08/15/43	177	173,647
3.00%, 09/20/43	6,407	6,332,786
3.00%, 11/15/43	569	559,477
3.00%, 01/15/44	5,173	5,115,517
3.00%, 08/20/44	17,057	16,859,319
3.00%, 09/15/44	701	685,379
3.00%, 10/15/44	120	118,355
3.00%, 03/20/45	5,484	5,397,207
3.00%, 05/20/45	22,491	22,133,330
3.00%, 06/20/45	7,386	7,268,769
3.00%, 07/20/45	14,801	14,565,449
3.00%, 10/20/45	5,020	4,939,826
3.00%, 11/20/45	3,170	3,119,503
3.00%, 12/20/45	5,808	5,715,870
3.00%, 02/20/46	17,591	17,311,475
3.00%, 04/20/46	8,047	7,889,743
3.00%, 05/20/46	13,373	13,110,494
3.00%, 06/20/46	15,923	15,611,422
3.00%, 07/20/46	22,367	21,928,656
3.00%, 08/20/46	38,887	38,124,989
3.00%, 09/20/46	29,402	28,825,541
3.00%, 11/20/46	7,911	7,755,570
3.00%, 12/15/46	8,594	8,390,619
3.00%, 12/20/46	45,452	44,561,431
3.00%, 01/20/47	2,395	2,347,970
3.00%, 02/15/47	13,049	12,739,757
3.00%, 02/20/47	14,462	14,179,090
3.00%, 03/20/47	13,365	13,102,646
3.00%, 04/20/47	293	286,848

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/20/47	$6,478	$6,341,272
3.00%, 09/20/47	385	376,914
3.00%, 10/20/47	7,839	7,674,108
3.00%, 11/20/47	143	140,444
3.00%, 02/20/48	6,229	6,070,552
3.00%, 03/20/48	23	22,043
3.00%, 07/20/49	9,412	9,183,456
3.00%, 09/20/49	33,160	32,317,903
3.00%, 10/15/49	12,201	11,848,574
3.00%, 10/20/49	17,445	16,997,167
3.00%, 11/20/49	194	188,666
3.00%, 12/20/49	102,847	100,153,042
3.00%, 01/20/50	54,500	53,058,332
3.00%, 02/20/50	69,597	67,736,996
3.00%, 07/20/50	2,168	2,108,730
3.00%, 08/20/50	29,358	28,553,513
3.00%, 06/20/51	807	781,440
3.00%, 08/20/51	50,269	48,677,787
3.00%, 09/20/51	29,105	28,174,576
3.00%, 10/20/51	33,274	32,200,089
3.00%, 11/20/51	55,978	54,145,949
3.00%, 12/20/51	49,686	48,083,758
3.00%, 02/20/52	25,114	24,292,406
3.00%, 06/21/52(j)	100,164	96,619,133
3.50%, 11/20/40	70	70,201
3.50%, 12/20/40	51	51,047
3.50%, 05/20/41	109	110,233
3.50%, 09/15/41	182	183,513
3.50%, 10/15/41	261	263,365
3.50%, 12/15/41	1,942	1,957,687
3.50%, 04/15/42	120	121,346
3.50%, 08/20/42	9,903	9,981,820
3.50%, 09/15/42	514	518,841
3.50%, 09/20/42	11,878	11,972,264
3.50%, 10/15/42	329	331,419
3.50%, 10/20/42	31,391	31,641,258
3.50%, 11/15/42	622	627,723
3.50%, 11/20/42	27,729	27,950,201
3.50%, 12/15/42	759	765,610
3.50%, 12/20/42	9,825	9,902,948
3.50%, 02/15/43	357	360,043
3.50%, 02/20/43	186	187,479
3.50%, 03/15/43	532	535,358
3.50%, 03/20/43	843	849,419
3.50%, 04/15/43	25	25,212
3.50%, 04/20/43	212	213,555
3.50%, 05/15/43	773	779,704
3.50%, 06/15/43	10,896	10,987,170
3.50%, 08/20/43	154	155,266
3.50%, 09/20/43	75	76,007
3.50%, 10/20/43	208	209,235
3.50%, 01/15/44	203	205,029
3.50%, 01/20/44	6,409	6,457,016
3.50%, 02/20/44	2,081	2,096,289
3.50%, 03/20/44	195	196,846
3.50%, 07/20/44	36	35,886
3.50%, 08/15/44	32	32,121
3.50%, 08/20/44	6,884	6,915,019
3.50%, 09/15/44	77	77,274
3.50%, 09/20/44	12,354	12,410,112

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/15/44	$151	$152,383
3.50%, 10/20/44	1,846	1,854,322
3.50%, 11/20/44	14	14,206
3.50%, 12/20/44	1,151	1,156,164
3.50%, 01/15/45	69	69,668
3.50%, 01/20/45	170	171,192
3.50%, 03/15/45	140	140,863
3.50%, 04/20/45	11,822	11,885,762
3.50%, 05/20/45	4,442	4,465,515
3.50%, 06/15/45	49	49,751
3.50%, 06/20/45	19	18,715
3.50%, 07/20/45	256	257,512
3.50%, 08/20/45	566	569,153
3.50%, 09/20/45	16,912	17,002,979
3.50%, 10/20/45	1,680	1,689,033
3.50%, 11/20/45	12,196	12,261,974
3.50%, 12/20/45	6,844	6,880,757
3.50%, 03/20/46	25,410	25,560,111
3.50%, 04/20/46	11,113	11,167,409
3.50%, 06/20/46	49,115	49,354,482
3.50%, 07/20/46	322	323,555
3.50%, 08/15/46	54	54,313
3.50%, 11/20/46	504	506,812
3.50%, 12/20/46	14,168	14,237,179
3.50%, 01/15/47	56	56,402
3.50%, 01/20/47	3,329	3,345,640
3.50%, 02/20/47	57,465	57,745,650
3.50%, 03/20/47	21,341	21,392,876
3.50%, 04/20/47	19,013	19,058,852
3.50%, 06/20/47	4,276	4,286,060
3.50%, 07/20/47	536	537,416
3.50%, 08/20/47	27,828	27,915,435
3.50%, 09/15/47	59	58,885
3.50%, 09/20/47	8,904	8,926,016
3.50%, 10/20/47	15,902	15,955,376
3.50%, 11/15/47	25	25,442
3.50%, 11/20/47	24,344	24,403,473
3.50%, 12/15/47	36,120	36,192,358
3.50%, 12/20/47	10,537	10,588,725
3.50%, 01/20/48	10,609	10,635,506
3.50%, 02/20/48	3,982	3,992,561
3.50%, 04/20/48	38,794	38,874,727
3.50%, 05/15/48	380	379,330
3.50%, 08/20/48	5,261	5,261,394
3.50%, 11/20/48	4,197	4,198,013
3.50%, 01/20/49	2,598	2,604,093
3.50%, 06/20/49	854	851,997
3.50%, 01/20/50	34,515	34,421,251
3.50%, 03/20/50	9,849	9,822,094
3.50%, 08/20/50	7,908	7,877,410
3.50%, 10/20/51	2,942	2,922,569
3.50%, 01/20/52	911	904,573
3.50%, 06/22/52(j)	121,838	120,696,113
4.00%, 06/15/39	7	6,961
4.00%, 09/20/40	2,593	2,681,300
4.00%, 01/15/41	2	1,917
4.00%, 01/20/41	844	872,768
4.00%, 02/15/41	2,006	2,069,668
4.00%, 05/20/41	17	17,155
4.00%, 07/15/41	1,035	1,067,098

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/15/41	$21	$21,653
4.00%, 09/20/41	1,131	1,169,321
4.00%, 10/15/41	368	379,612
4.00%, 11/15/41	210	216,857
4.00%, 12/15/41	865	892,394
4.00%, 12/20/41	3,718	3,844,139
4.00%, 01/15/42	74	75,996
4.00%, 01/20/42	1,623	1,678,332
4.00%, 02/15/42	374	386,080
4.00%, 03/15/42	2,020	2,079,114
4.00%, 04/15/42	572	588,527
4.00%, 09/20/42	826	853,089
4.00%, 08/15/43	15	15,458
4.00%, 10/20/43	4,062	4,192,478
4.00%, 03/15/44	129	133,582
4.00%, 04/15/44	31	32,066
4.00%, 06/15/44	175	180,422
4.00%, 08/15/44	10	9,958
4.00%, 08/20/44	290	299,228
4.00%, 09/15/44	3	3,470
4.00%, 10/15/44	62	64,151
4.00%, 10/20/44	5,475	5,655,606
4.00%, 12/20/44	359	370,317
4.00%, 01/20/45	8,535	8,816,238
4.00%, 08/20/45	4,827	4,957,771
4.00%, 09/20/45	5,572	5,722,643
4.00%, 10/20/45	664	682,445
4.00%, 01/20/46	2,558	2,626,785
4.00%, 03/20/46	12,637	12,979,305
4.00%, 07/20/46	2,682	2,751,651
4.00%, 08/20/46	34	34,260
4.00%, 09/20/46	613	628,930
4.00%, 11/20/46	3,223	3,307,148
4.00%, 12/15/46	5,008	5,150,754
4.00%, 04/20/47	20,719	21,173,486
4.00%, 06/20/47	8,342	8,525,492
4.00%, 07/20/47	36,648	37,452,803
4.00%, 08/20/47	1,740	1,777,997
4.00%, 11/20/47	22,301	22,790,393
4.00%, 12/20/47	48	48,664
4.00%, 01/20/48	175	179,322
4.00%, 03/15/48	50	51,606
4.00%, 03/20/48	25,765	26,330,859
4.00%, 04/20/48	13,745	14,011,962
4.00%, 05/15/48	2,302	2,350,409
4.00%, 05/20/48	14,851	15,136,211
4.00%, 08/20/48	23,092	23,534,975
4.00%, 09/20/48	8,218	8,376,129
4.00%, 10/20/48	696	709,106
4.00%, 11/20/48	19,116	19,483,068
4.00%, 02/20/49	8,733	8,901,157
4.00%, 03/20/49	354	360,667
4.00%, 05/20/49	838	848,330
4.00%, 06/15/49	909	927,883
4.00%, 06/20/49	2,205	2,234,289
4.00%, 09/15/49	2,298	2,346,192
4.00%, 02/20/50	138	139,519
4.00%, 07/20/50	197	200,444
4.00%, 06/22/52(j)	112,650	113,688,492
4.50%, 04/15/39	359	376,361

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/15/39	$1,725	$1,808,089
4.50%, 11/20/39	884	926,742
4.50%, 01/20/40	239	250,173
4.50%, 06/15/40	1,596	1,672,738
4.50%, 07/15/40	815	854,314
4.50%, 08/15/40	1,201	1,259,272
4.50%, 08/20/40	1,486	1,560,334
4.50%, 09/15/40	1,531	1,604,463
4.50%, 10/20/40	3,591	3,769,720
4.50%, 06/20/41	3,147	3,304,346
4.50%, 09/20/41	2,167	2,275,147
4.50%, 12/20/41	435	456,612
4.50%, 11/20/45	3,618	3,790,926
4.50%, 02/15/46	5	5,500
4.50%, 08/20/46	4,720	4,949,630
4.50%, 09/20/46	749	785,895
4.50%, 10/20/46	3,264	3,422,394
4.50%, 11/20/46	1,297	1,360,457
4.50%, 12/20/46	545	571,536
4.50%, 02/20/47	549	573,646
4.50%, 04/20/47	678	702,777
4.50%, 05/20/47	639	663,188
4.50%, 06/20/47	1,465	1,519,154
4.50%, 07/20/47	3,374	3,499,218
4.50%, 10/20/47	1,067	1,106,924
4.50%, 04/20/48	2,564	2,653,493
4.50%, 05/20/48	6,386	6,609,513
4.50%, 06/20/48	7,073	7,273,580
4.50%, 07/20/48	9,255	9,518,218
4.50%, 08/20/48	14,756	15,175,399
4.50%, 09/20/48	733	753,781
4.50%, 10/20/48	765	786,614
4.50%, 11/20/48	210	216,371
4.50%, 12/20/48	7,254	7,460,191
4.50%, 01/20/49	146	150,491
4.50%, 02/20/49	1,758	1,805,524
4.50%, 03/20/49	3,246	3,338,556
4.50%, 05/20/49	1,251	1,285,082
4.50%, 06/20/49	10,206	10,495,579
4.50%, 07/20/49	7,487	7,699,214
4.50%, 08/20/49	2,981	3,065,949
4.50%, 06/21/52(j)	71,727	73,373,408
5.00%, 12/15/36	515	547,871
5.00%, 01/15/39	1,495	1,599,014
5.00%, 07/15/39	2,671	2,856,706
5.00%, 05/15/40	966	1,032,842
5.00%, 07/20/40	4,952	5,286,073
5.00%, 08/20/40	1,812	1,933,868
5.00%, 05/15/47	1,115	1,173,691
5.00%, 06/15/47	162	169,261
5.00%, 10/15/47	266	277,123
5.00%, 11/15/47	504	527,839
5.00%, 12/15/47	266	279,204
5.00%, 01/15/48	350	364,097
5.00%, 02/15/48	611	642,196
5.00%, 03/20/48	1,441	1,513,103
5.00%, 04/20/48	4,951	5,198,705
5.00%, 05/20/48	5,346	5,565,870
5.00%, 10/20/48	108	113,042
5.00%, 11/20/48	1,949	2,049,462

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 12/20/48	$3,543	$3,724,923
5.00%, 01/20/49	5,917	6,221,830
5.00%, 04/20/49	13,936	14,653,360
5.00%, 05/20/49	1,650	1,734,685
5.00%, 06/20/49	13,584	14,283,407
5.00%, 06/21/52(j)	7,006	7,231,506
5.50%, 03/15/36	766	832,806
5.50%, 06/20/38	811	880,454
5.50%, 03/20/39	1,213	1,316,321
5.50%, 12/15/39	294	318,386
5.50%, 01/15/40	2,848	3,094,792
5.50%, 04/20/48	287	312,077
6.00%, 03/15/37	2,303	2,553,040
6.00%, 09/20/38	909	1,000,716
6.00%, 11/15/39	401	445,120
6.50%, 10/20/38	1,331	1,489,674
Uniform Mortgage-Backed Securities
1.50%, 10/01/36	14,715	13,599,228
1.50%, 02/01/37	135,241	124,990,185
1.50%, 03/01/37	99,212	91,621,311
1.50%, 04/01/37	27,754	25,630,739
1.50%, 06/16/37(j)	431,225	397,956,664
1.50%, 11/01/50	97,394	82,697,423
1.50%, 11/01/51	95,465	80,965,862
1.50%, 06/13/52(j)	202,625	171,867,159
2.00%, 10/01/35	37,590	35,675,960
2.00%, 12/01/35	80,780	76,662,602
2.00%, 02/01/36	420,109	398,643,069
2.00%, 03/01/36	69,202	65,609,593
2.00%, 05/01/36	9,367	8,874,741
2.00%, 06/01/36	38,295	36,281,429
2.00%, 06/17/36(j)	387,864	366,470,936
2.00%, 08/01/36	15,875	15,039,057
2.00%, 11/01/36	30,209	28,619,413
2.00%, 12/01/36	81,080	76,806,334
2.00%, 01/01/37	58,264	55,200,308
2.00%, 07/01/50	65,675	58,557,903
2.00%, 09/01/50	27,933	24,906,153
2.00%, 10/01/50	80,283	71,585,721
2.00%, 12/01/50	79,052	70,487,807
2.00%, 01/01/51	92,761	82,708,392
2.00%, 02/01/51	373,115	332,362,956
2.00%, 03/01/51	379,735	337,789,607
2.00%, 04/01/51	363,861	323,510,498
2.00%, 05/01/51	49,094	43,667,297
2.00%, 06/01/51	165,178	146,827,732
2.00%, 07/01/51	167,703	149,064,258
2.00%, 08/01/51	66,261	58,891,049
2.00%, 10/01/51	513,125	455,961,700
2.00%, 11/01/51	208,910	185,624,300
2.00%, 12/01/51	309,765	275,205,613
2.00%, 01/01/52	58,820	52,275,757
2.00%, 02/01/52	299,250	265,548,000
2.00%, 06/13/52(j)	467,218	414,400,384
2.50%, 05/01/27	1,423	1,415,599
2.50%, 10/01/27	1,548	1,539,892
2.50%, 01/01/28	167	166,527
2.50%, 03/01/28	257	255,941
2.50%, 06/01/28	44	44,246
2.50%, 09/01/28	128	126,858

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/28	$49	$48,543
2.50%, 09/01/29	87	85,966
2.50%, 12/01/29	2,337	2,324,791
2.50%, 02/01/30	1,444	1,427,254
2.50%, 03/01/30	4,626	4,562,815
2.50%, 04/01/30	276	272,573
2.50%, 06/01/30	731	721,457
2.50%, 07/01/30	1,491	1,471,128
2.50%, 08/01/30	3,974	3,920,344
2.50%, 09/01/30	1,448	1,428,090
2.50%, 12/01/30	2,950	2,909,945
2.50%, 01/01/31	1,989	1,961,340
2.50%, 04/01/31	1,118	1,102,420
2.50%, 05/01/31	28	27,475
2.50%, 09/01/31	5,414	5,340,912
2.50%, 10/01/31	54,295	53,696,160
2.50%, 12/01/31	9,750	9,618,011
2.50%, 01/01/32	18,702	18,448,031
2.50%, 02/01/32	22,228	21,926,808
2.50%, 03/01/32	8,479	8,364,422
2.50%, 04/01/32	53,099	52,380,807
2.50%, 05/01/32	33,915	33,455,048
2.50%, 07/01/32	15,321	15,114,274
2.50%, 10/01/32	1,055	1,038,862
2.50%, 11/01/32	769	756,613
2.50%, 12/01/32	9,964	9,808,616
2.50%, 01/01/33	31,334	31,034,717
2.50%, 03/01/33	134	131,047
2.50%, 07/01/33	133	130,487
2.50%, 10/01/34	309	299,098
2.50%, 11/01/34	28,347	27,677,210
2.50%, 10/01/35	93,252	90,756,568
2.50%, 03/01/36	25,851	25,088,551
2.50%, 06/17/36(j)	94,845	91,812,398
2.50%, 04/01/37	7,262	7,034,082
2.50%, 02/01/47	833	776,100
2.50%, 04/01/47	10,498	9,782,654
2.50%, 07/01/50	50,825	47,541,808
2.50%, 08/01/50	54,360	50,520,664
2.50%, 09/01/50	162,713	151,496,868
2.50%, 10/01/50	99,102	91,770,756
2.50%, 11/01/50	222,662	206,235,173
2.50%, 01/01/51	89,538	82,818,579
2.50%, 02/01/51	18,980	17,561,519
2.50%, 03/01/51	69,450	64,188,775
2.50%, 04/01/51	25,308	23,352,314
2.50%, 07/01/51	149,904	138,272,376
2.50%, 08/01/51	96,675	89,189,674
2.50%, 09/01/51	17,617	16,244,587
2.50%, 11/01/51	49,365	45,545,190
2.50%, 12/01/51	125,441	115,726,924
2.50%, 01/01/52	228,968	210,988,366
2.50%, 03/01/52	139,109	128,041,338
2.50%, 04/01/52	44,853	41,284,615
2.50%, 06/13/52(j)	721,808	664,232,990
2.50%, 07/14/52(j)	80,000	73,483,200
3.00%, 11/01/25	132	132,237
3.00%, 10/01/26	84	84,338
3.00%, 01/01/27	2,134	2,140,529
3.00%, 02/01/27	26	26,349

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/27	$2,577	$2,584,223
3.00%, 11/01/27	1,838	1,843,826
3.00%, 12/01/27	119	119,700
3.00%, 03/01/29	171	170,803
3.00%, 07/01/29	267	267,077
3.00%, 09/01/29	134	134,118
3.00%, 10/01/29	41	41,269
3.00%, 01/01/30	105	104,740
3.00%, 03/01/30	56,213	56,328,911
3.00%, 04/01/30	4,297	4,300,364
3.00%, 06/01/30	974	976,925
3.00%, 07/01/30	3,267	3,269,679
3.00%, 08/01/30	12,427	12,437,910
3.00%, 09/01/30	17,167	17,182,295
3.00%, 10/01/30	7,264	7,270,378
3.00%, 11/01/30	1,645	1,646,706
3.00%, 12/01/30	4,828	4,832,333
3.00%, 01/01/31	17,534	17,549,516
3.00%, 02/01/31	12,548	12,558,715
3.00%, 03/01/31	8,294	8,311,298
3.00%, 04/01/31	1,129	1,115,087
3.00%, 05/01/31	424	425,024
3.00%, 06/01/31	6,949	6,964,062
3.00%, 07/01/31	1,780	1,784,097
3.00%, 09/01/31	6,496	6,505,850
3.00%, 10/01/31	1,673	1,676,488
3.00%, 12/01/31	14,360	14,363,488
3.00%, 01/01/32	11,930	11,954,286
3.00%, 02/01/32	22,245	22,290,815
3.00%, 03/01/32	3,183	3,179,163
3.00%, 04/01/32	220	220,026
3.00%, 05/01/32	4,003	3,997,885
3.00%, 06/01/32	6,994	7,000,016
3.00%, 08/01/32	4,465	4,459,534
3.00%, 09/01/32	1,251	1,252,887
3.00%, 11/01/32	7,215	7,205,811
3.00%, 12/01/32	13,848	13,831,436
3.00%, 02/01/33	7,908	7,898,860
3.00%, 05/01/33	608	605,633
3.00%, 09/01/33	778	777,988
3.00%, 10/01/33	6,515	6,517,359
3.00%, 07/01/34	5,113	5,090,576
3.00%, 08/01/34	414	411,887
3.00%, 11/01/34	4,852	4,831,193
3.00%, 12/01/34	9,480	9,438,344
3.00%, 03/01/35	4,734	4,713,064
3.00%, 07/01/35	3,884	3,866,932
3.00%, 12/01/35	7,665	7,636,869
3.00%, 06/16/37(j)	93,310	92,085,438
3.00%, 08/01/42	244	237,501
3.00%, 09/01/42	94	91,867
3.00%, 10/01/42	3,938	3,845,808
3.00%, 11/01/42	2,984	2,914,662
3.00%, 12/01/42	15,332	14,973,470
3.00%, 01/01/43	8,989	8,778,456
3.00%, 02/01/43	268	261,711
3.00%, 03/01/43	11,420	11,138,995
3.00%, 04/01/43	12,438	12,131,626
3.00%, 05/01/43	5,182	5,054,191
3.00%, 06/01/43	2,798	2,728,900

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/43	$1,837	$1,792,273
3.00%, 08/01/43	3,112	3,035,554
3.00%, 09/01/43	7,224	7,045,903
3.00%, 01/01/44	10,192	9,940,698
3.00%, 10/01/44	32,290	31,494,408
3.00%, 12/01/44	11	10,841
3.00%, 01/01/45	3,245	3,164,766
3.00%, 02/01/45	281	273,408
3.00%, 03/01/45	13,805	13,464,681
3.00%, 04/01/45	118	114,359
3.00%, 05/01/45	10,231	9,979,266
3.00%, 06/01/45	68	66,030
3.00%, 08/01/45	156	150,986
3.00%, 09/01/45	1,019	988,126
3.00%, 11/01/45	2,168	2,102,603
3.00%, 12/01/45	398	385,191
3.00%, 01/01/46	702	681,654
3.00%, 04/01/46	3,618	3,509,034
3.00%, 06/01/46	68	65,856
3.00%, 07/01/46	83,953	81,421,217
3.00%, 08/01/46	15,103	14,618,482
3.00%, 10/01/46	4,567	4,420,528
3.00%, 11/01/46	57,304	55,505,280
3.00%, 12/01/46	124,345	120,366,712
3.00%, 01/01/47	46,858	45,358,833
3.00%, 02/01/47	76,561	74,107,512
3.00%, 03/01/47	41,518	40,187,353
3.00%, 05/01/47	1,558	1,503,673
3.00%, 07/01/47	19,101	18,488,760
3.00%, 08/01/47	6,055	5,861,345
3.00%, 12/01/47	31,080	30,032,772
3.00%, 03/01/48	4,764	4,598,946
3.00%, 04/01/48	173	166,732
3.00%, 09/01/48	471	455,654
3.00%, 11/01/48	30,019	28,978,966
3.00%, 09/01/49	12,022	11,558,199
3.00%, 11/01/49	6,625	6,364,238
3.00%, 12/01/49	34,163	32,841,844
3.00%, 02/01/50	9,364	9,003,397
3.00%, 03/01/50	22,728	21,825,969
3.00%, 04/01/50	36,490	35,028,738
3.00%, 05/01/50	10,390	9,971,805
3.00%, 07/01/50	27,592	26,465,437
3.00%, 08/01/50	68,500	65,945,738
3.00%, 10/01/50	128,958	123,694,016
3.00%, 01/01/51	23,157	22,144,966
3.00%, 08/01/51	44,802	42,772,134
3.00%, 06/13/52(j)	317,834	302,650,255
3.00%, 07/14/52(j)	100,000	95,052,000
3.50%, 10/01/25	245	247,417
3.50%, 01/01/27	294	296,813
3.50%, 11/01/28	139	140,193
3.50%, 01/01/29	297	299,458
3.50%, 11/01/29	129	130,280
3.50%, 12/01/29	1,085	1,099,436
3.50%, 07/01/30	7,161	7,251,307
3.50%, 10/01/30	1,890	1,914,312
3.50%, 11/01/30	397	402,029
3.50%, 03/01/31	2,668	2,701,203
3.50%, 06/01/31	8,968	9,092,889

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/32	$10,164	$10,301,092
3.50%, 02/01/32	1,237	1,251,638
3.50%, 05/01/32	4,929	4,997,471
3.50%, 06/01/32	4,508	4,570,435
3.50%, 07/01/32	1,636	1,658,966
3.50%, 08/01/32	1,202	1,211,461
3.50%, 09/01/32	2,922	2,959,122
3.50%, 10/01/32	1,131	1,139,529
3.50%, 11/01/32	1,292	1,305,796
3.50%, 12/01/32	153	155,448
3.50%, 02/01/33	808	817,940
3.50%, 03/01/33	5,657	5,735,200
3.50%, 04/01/33	7,302	7,360,300
3.50%, 05/01/33	5,077	5,141,159
3.50%, 06/01/33	5,994	6,068,059
3.50%, 02/01/34	29,235	29,605,002
3.50%, 03/01/34	583	592,008
3.50%, 04/01/34	2,019	2,044,386
3.50%, 05/01/34	2,341	2,375,430
3.50%, 07/01/34	10,501	10,613,539
3.50%, 08/01/34	7,183	7,288,454
3.50%, 01/01/35	4,817	4,887,845
3.50%, 06/16/37(j)	36,640	36,880,238
3.50%, 08/01/38	1,082	1,081,867
3.50%, 09/01/38	1,832	1,832,111
3.50%, 11/01/40	273	273,340
3.50%, 02/01/41	316	316,115
3.50%, 02/01/42	8,865	8,878,120
3.50%, 03/01/42	62	62,407
3.50%, 04/01/42	26	25,873
3.50%, 05/01/42	3,284	3,290,521
3.50%, 08/01/42	563	564,617
3.50%, 11/01/42	2,792	2,794,731
3.50%, 12/01/42	3,978	3,975,919
3.50%, 01/01/43	98	97,814
3.50%, 02/01/43	622	630,230
3.50%, 04/01/43	104	105,315
3.50%, 05/01/43	143	143,189
3.50%, 06/01/43	4,104	4,109,737
3.50%, 08/01/43	124	124,666
3.50%, 10/01/43	4,331	4,335,208
3.50%, 09/01/44	243	242,689
3.50%, 10/01/44	5,271	5,278,563
3.50%, 01/01/45	133	133,234
3.50%, 02/01/45	6,243	6,252,217
3.50%, 03/01/45	24,118	24,102,307
3.50%, 05/01/45	27,001	26,921,931
3.50%, 06/01/45	97	96,646
3.50%, 07/01/45	10,998	10,965,094
3.50%, 08/01/45	4,348	4,334,982
3.50%, 10/01/45	2,238	2,240,689
3.50%, 11/01/45	315	314,144
3.50%, 12/01/45	42,089	41,962,725
3.50%, 01/01/46	18,413	18,489,248
3.50%, 02/01/46	18,709	18,653,415
3.50%, 03/01/46	23,139	23,084,977
3.50%, 04/01/46	3,218	3,201,905
3.50%, 05/01/46	19,511	19,483,679
3.50%, 06/01/46	4,004	3,985,220
3.50%, 07/01/46	31,493	31,395,723

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$9,542	$9,497,303
3.50%, 09/01/46	7,993	7,955,604
3.50%, 10/01/46	10,804	10,770,653
3.50%, 11/01/46	15,286	15,226,975
3.50%, 12/01/46	68,039	68,044,491
3.50%, 01/01/47	35,985	36,023,764
3.50%, 02/01/47	14,775	14,726,090
3.50%, 04/01/47	14,266	14,226,276
3.50%, 05/01/47	16,420	16,385,786
3.50%, 06/01/47	11,162	11,133,220
3.50%, 07/01/47	71,914	71,589,241
3.50%, 08/01/47	17,665	17,566,350
3.50%, 09/01/47	18,628	18,518,733
3.50%, 10/01/47	14,314	14,307,691
3.50%, 11/01/47	20,208	20,193,208
3.50%, 12/01/47	19,199	19,088,292
3.50%, 01/01/48	20,683	20,635,995
3.50%, 02/01/48	87,571	87,164,061
3.50%, 03/01/48	2,912	2,891,239
3.50%, 04/01/48	13,388	13,328,331
3.50%, 05/01/48	2,634	2,645,166
3.50%, 06/01/48	3,808	3,779,612
3.50%, 07/01/48	3,008	2,994,144
3.50%, 11/01/48	2,902	2,884,321
3.50%, 02/01/49	153	151,104
3.50%, 03/01/49	708	702,064
3.50%, 04/01/49	2,724	2,706,708
3.50%, 05/01/49	1,953	1,933,041
3.50%, 06/01/49	82,343	81,865,424
3.50%, 07/01/49	16,161	15,952,218
3.50%, 04/01/50	52,755	52,176,174
3.50%, 06/13/52(j)	282,886	277,139,878
4.00%, 10/01/25	1,049	1,070,340
4.00%, 11/01/25	74	75,220
4.00%, 03/01/26	399	406,786
4.00%, 06/01/26	560	571,407
4.00%, 09/01/26	199	203,313
4.00%, 12/01/30	1,334	1,367,660
4.00%, 01/01/31	473	485,353
4.00%, 02/01/31	359	368,279
4.00%, 10/01/31	1,506	1,545,550
4.00%, 02/01/32	1,932	1,982,735
4.00%, 07/01/32	6,328	6,459,103
4.00%, 05/01/33	6,210	6,373,276
4.00%, 06/01/33	1,040	1,067,794
4.00%, 07/01/33	1,815	1,862,838
4.00%, 12/01/33	14,792	15,096,724
4.00%, 06/16/37(j)	10,265	10,447,043
4.00%, 06/01/38	3,402	3,446,806
4.00%, 12/01/40	25	25,631
4.00%, 03/01/42	2,942	3,011,063
4.00%, 06/01/42	2,152	2,202,741
4.00%, 07/01/42	77	79,191
4.00%, 09/01/43	126	129,793
4.00%, 10/01/43	96	98,344
4.00%, 04/01/44	46	47,042
4.00%, 05/01/44	3,036	3,128,071
4.00%, 06/01/44	5,111	5,232,233
4.00%, 10/01/44	1,592	1,628,304
4.00%, 12/01/44	10,894	11,152,530

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/45	$13,765	$14,083,706
4.00%, 02/01/45	37,861	38,898,716
4.00%, 03/01/45	6,956	7,121,215
4.00%, 05/01/45	13,155	13,513,162
4.00%, 06/01/45	7,151	7,313,634
4.00%, 07/01/45	493	501,080
4.00%, 08/01/45	429	436,345
4.00%, 09/01/45	986	1,004,941
4.00%, 11/01/45	165	167,717
4.00%, 12/01/45	1,041	1,063,148
4.00%, 01/01/46	897	912,409
4.00%, 02/01/46	1,382	1,401,687
4.00%, 03/01/46	1,972	1,999,508
4.00%, 04/01/46	3,140	3,181,104
4.00%, 05/01/46	8,697	8,849,317
4.00%, 06/01/46	22,498	23,178,542
4.00%, 07/01/46	25,086	25,533,369
4.00%, 08/01/46	4,645	4,706,321
4.00%, 09/01/46	219	222,304
4.00%, 10/01/46	4,499	4,589,739
4.00%, 11/01/46	1,675	1,726,613
4.00%, 02/01/47	3,340	3,396,352
4.00%, 03/01/47	2,591	2,618,628
4.00%, 04/01/47	7,533	7,645,911
4.00%, 05/01/47	5,469	5,564,009
4.00%, 06/01/47	13,478	13,711,477
4.00%, 07/01/47	21,584	21,906,087
4.00%, 08/01/47	18,230	18,494,686
4.00%, 09/01/47	19,869	20,201,821
4.00%, 10/01/47	16,383	16,742,907
4.00%, 11/01/47	7,681	7,792,198
4.00%, 12/01/47	12,344	12,523,607
4.00%, 01/01/48	2,077	2,106,091
4.00%, 02/01/48	25,409	25,774,049
4.00%, 04/01/48	27,264	27,549,660
4.00%, 05/01/48	80	80,888
4.00%, 07/01/48	3,546	3,583,724
4.00%, 09/01/48	2,815	2,843,920
4.00%, 10/01/48	9,492	9,611,848
4.00%, 11/01/48	6,852	6,923,148
4.00%, 01/01/49	3,829	3,874,940
4.00%, 02/01/49	2,993	3,006,844
4.00%, 03/01/49	8,751	8,820,679
4.00%, 04/01/49	13,769	13,989,199
4.00%, 05/01/49	10,383	10,549,852
4.00%, 06/01/49	26,502	26,883,753
4.00%, 07/01/49	40,279	40,783,382
4.00%, 08/01/49	995	1,012,035
4.00%, 10/01/49	2,213	2,237,749
4.00%, 11/01/49	3,333	3,375,232
4.00%, 12/01/49	4,589	4,605,141
4.00%, 02/01/50	741	743,182
4.00%, 06/13/52(j)	367,301	367,071,437
4.50%, 10/01/24	183	186,560
4.50%, 02/01/25	80	81,751
4.50%, 04/01/25	101	102,982
4.50%, 06/01/25	552	564,361
4.50%, 08/01/31	1,329	1,378,364
4.50%, 08/01/34	401	420,413
4.50%, 06/16/37(j)	4,200	4,306,805

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/40	$3,127	$3,261,840
4.50%, 12/01/40	1,827	1,905,956
4.50%, 01/01/41	3,735	3,896,080
4.50%, 05/01/41	2,467	2,573,309
4.50%, 06/01/41	15,133	15,790,675
4.50%, 08/01/41	4,913	5,123,694
4.50%, 09/01/41	1,710	1,783,152
4.50%, 01/01/42	1,687	1,759,234
4.50%, 09/01/42	1,539	1,606,933
4.50%, 08/01/43	2,466	2,570,129
4.50%, 12/01/43	78	82,619
4.50%, 03/01/44	16	16,393
4.50%, 04/01/44	4,408	4,593,284
4.50%, 06/01/44	880	918,514
4.50%, 12/01/44	304	316,790
4.50%, 02/01/45	1,861	1,939,697
4.50%, 08/01/45	2,491	2,596,450
4.50%, 10/01/45	463	483,376
4.50%, 11/01/45	193	200,669
4.50%, 12/01/45	795	826,960
4.50%, 01/01/46	75	78,469
4.50%, 02/01/46	9,230	9,627,359
4.50%, 03/01/46	1,584	1,651,100
4.50%, 04/01/46	296	308,434
4.50%, 05/01/46	169	176,113
4.50%, 06/01/46	5	5,088
4.50%, 07/01/46	54	55,683
4.50%, 08/01/46	2,210	2,292,858
4.50%, 09/01/46	914	955,595
4.50%, 10/01/46	1,173	1,216,650
4.50%, 01/01/47	428	442,466
4.50%, 02/01/47	152	156,916
4.50%, 03/01/47	2,114	2,181,419
4.50%, 04/01/47	6,127	6,322,337
4.50%, 06/01/47	3,602	3,709,378
4.50%, 07/01/47	27	27,435
4.50%, 08/01/47	21	21,967
4.50%, 10/01/47	8,336	8,629,634
4.50%, 01/01/48	12,554	12,915,726
4.50%, 02/01/48	1,253	1,296,342
4.50%, 03/01/48	6,825	7,027,730
4.50%, 04/01/48	3,279	3,373,317
4.50%, 05/01/48	7,112	7,335,178
4.50%, 06/01/48	4,310	4,457,518
4.50%, 07/01/48	2,530	2,601,054
4.50%, 08/01/48	11,505	11,856,107
4.50%, 09/01/48	324	333,740
4.50%, 10/01/48	15,313	15,754,767
4.50%, 11/01/48	5,935	6,101,736
4.50%, 12/01/48	21,755	22,393,239
4.50%, 01/01/49	6,859	7,051,776
4.50%, 02/01/49	9,128	9,385,759
4.50%, 03/01/49	854	882,916
4.50%, 04/01/49	15,327	15,795,309
4.50%, 05/01/49	13,598	13,947,185
4.50%, 07/01/49	818	840,149
4.50%, 08/01/49	179	183,475
4.50%, 06/13/52(j)	207,559	211,158,851
5.00%, 07/01/23	76	76,640
5.00%, 12/01/23	9	9,252

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/01/33	$112	$118,238
5.00%, 11/01/33	3,189	3,364,901
5.00%, 06/01/35	155	163,571
5.00%, 10/01/35	50	53,338
5.00%, 12/01/36	45	48,136
5.00%, 06/16/37(j)	975	1,000,403
5.00%, 05/01/39	33	34,895
5.00%, 06/01/39	650	685,919
5.00%, 12/01/39	92	97,278
5.00%, 01/01/40	2	2,374
5.00%, 03/01/40	1,597	1,698,265
5.00%, 04/01/40	278	295,613
5.00%, 05/01/40	16	17,136
5.00%, 06/01/40	140	149,389
5.00%, 07/01/40	991	1,054,232
5.00%, 08/01/40	1,406	1,493,514
5.00%, 09/01/40	10	10,798
5.00%, 10/01/40	36	37,998
5.00%,04/01/41	680	722,372
5.00%, 05/01/41	2,718	2,891,395
5.00%, 06/01/41	662	703,894
5.00%, 08/01/41	1,314	1,397,657
5.00%, 10/01/41	3,163	3,365,067
5.00%, 01/01/42	16,045	17,064,865
5.00%, 05/01/42	5,964	6,342,963
5.00%, 09/01/47	483	503,183
5.00%, 02/01/48	2,143	2,231,488
5.00%, 03/01/48	1,680	1,743,766
5.00%, 04/01/48	2,797	2,899,912
5.00%, 05/01/48	1,693	1,760,415
5.00%, 07/01/48	3,169	3,296,057
5.00%, 08/01/48	5,552	5,787,511
5.00%, 09/01/48	2,159	2,238,260
5.00%, 01/01/49	176	182,785
5.00%, 04/01/49	8,555	8,896,065
5.00%, 05/01/49	38	39,316
5.00%, 06/01/49	333	344,815
5.00%, 09/01/49	67	70,335
5.00%, 10/01/49	183	190,347
5.00%, 06/13/52(j)	28,792	29,741,364
5.50%, 05/01/33	1,195	1,287,696
5.50%, 11/01/33	2,410	2,599,162
5.50%, 09/01/34	3,554	3,843,604
5.50%, 09/01/36	271	291,920
5.50%, 03/01/38	215	233,250
5.50%, 06/01/38	5,771	6,279,078
5.50%, 11/01/38	491	535,324
5.50%, 07/01/40	1,498	1,624,993
5.50%, 09/01/41	37,635	40,777,292
5.50%, 01/01/47	2,966	3,216,519
5.50%, 12/01/48	299	323,679
5.50%, 06/13/52(j)	43,860	45,772,022
6.00%, 03/01/34	2,005	2,186,923
6.00%, 05/01/34	170	186,547
6.00%, 08/01/34	329	360,380
6.00%, 11/01/34	106	115,965
6.00%, 09/01/36	476	524,930
6.00%, 08/01/37	1,111	1,226,373
6.00%, 03/01/38	351	387,862
6.00%, 05/01/38	179	197,267

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/01/38	$141	$155,483
6.00%, 06/01/39	2,884	3,167,513
6.00%, 10/01/39	182	201,422
6.00%, 07/01/41	1,568	1,724,830
6.00%, 02/01/49	7,594	8,370,779
6.50%, 08/01/36	22	24,719
6.50%, 09/01/36	209	232,899
6.50%, 10/01/36	29	32,332
6.50%, 12/01/36	35	39,421
6.50%, 07/01/37	52	58,034
6.50%, 08/01/37	2,266	2,538,493
6.50%, 10/01/37	89	99,286
6.50%, 11/01/37	19	21,267
6.50%, 12/01/37	664	740,094
6.50%, 06/01/38	16	17,425
6.50%, 10/01/39	622	699,194
6.50%, 05/01/40	20	22,592
7.00%, 04/01/37	815	923,239
		24,052,433,485

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,567,050
1.50%, 08/15/24	1,000	976,780
2.00%, 09/09/22	2,000	2,003,980
2.13%, 03/10/23	290	290,276
2.13%, 12/14/29	70	64,811
2.50%, 12/08/23	1,000	1,000,840
2.75%, 12/13/24	250	250,025
2.88%, 09/13/24	1,000	1,003,910
3.00%, 12/09/22	30,510	30,718,078
3.13%, 06/13/25	980	989,437
3.25%, 11/16/28	25,470	25,847,975
5.50%, 07/15/36	7,900	9,664,070
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,075,195
2.75%, 06/19/23	6,935	6,977,997
6.25%, 07/15/32	73,453	92,588,976
6.75%, 03/15/31	21,820	27,677,797
Federal National Mortgage Association
0.25%, 07/10/23	121,600	118,983,168
0.38%, 08/25/25	24,991	23,126,921
0.63%, 04/22/25	5,000	4,703,050
0.88%, 08/05/30	17,530	14,658,235
1.63%, 01/07/25	11,645	11,324,530
1.75%, 07/02/24(b)	1,550	1,524,735
1.88%, 09/24/26(b)	1,285	1,232,816
2.00%, 10/05/22	6,400	6,409,664
2.38%, 01/19/23	1,065	1,068,472
2.50%, 02/05/24	200	200,284
2.63%, 09/06/24	39,730	39,754,235
2.88%, 09/12/23	5,000	5,035,050
5.63%, 07/15/37	795	982,612
6.25%, 05/15/29	580	695,403
6.63%, 11/15/30	8,180	10,237,106
7.13%, 01/15/30	10,000	12,707,000
7.25%, 05/15/30	16,826	21,644,293
Tennessee Valley Authority
1.50%, 09/15/31	1,000	856,260
3.50%, 12/15/42	525	486,607
4.63%, 09/15/60	1,000	1,123,210

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
4.88%, 01/15/48	$8,035	$9,166,890
5.25%, 09/15/39	347	405,161
5.50%, 06/15/38	10,000	12,015,800
5.88%, 04/01/36	95	116,973
6.15%, 01/15/38	3,553	4,487,475
7.13%, 05/01/30	3,556	4,509,221
Series B, 4.70%, 07/15/33	1,500	1,656,750
Series E, 6.75%, 11/01/25	7,000	7,875,980
		526,685,098
U.S. Government Obligations — 40.3%
U.S. Treasury Bonds, 2.88%, 05/15/52	70,000	67,364,063
U.S. Treasury Note/Bond
0.13%, 06/30/23	203,500	199,056,386
0.13%, 07/15/23	64,000	62,540,000
0.13%, 07/31/23	321,900	314,229,728
0.13%, 08/15/23	11,000	10,726,289
0.13%, 08/31/23	181,500	176,742,714
0.13%, 09/15/23	51,200	49,812,000
0.13%, 10/15/23	66,500	64,546,563
0.13%, 12/15/23	109,700	106,014,766
0.13%, 01/15/24	96,000	92,546,250
0.13%, 02/15/24	75,500	72,624,512
0.25%, 06/15/23	92,300	90,482,844
0.25%, 09/30/23	489,600	476,748,000
0.25%, 11/15/23	268,500	260,549,884
0.25%, 03/15/24	378,400	363,840,470
0.25%, 05/15/24	107,200	102,568,626
0.25%, 06/15/24	439,076	419,043,157
0.25%, 05/31/25	44,110	40,963,717
0.25%, 06/30/25	4,100	3,798,266
0.25%, 07/31/25	184,800	170,781,188
0.25%, 08/31/25	350,350	322,951,537
0.25%, 09/30/25	116,300	106,986,915
0.25%, 10/31/25	164,300	150,835,102
0.38%, 10/31/23(b)	200,490	195,101,831
0.38%, 04/15/24	18,700	17,974,645
0.38%, 07/15/24	13,955	13,325,935
0.38%, 08/15/24	21,250	20,245,606
0.38%, 04/30/25	40,000	37,368,750
0.38%, 11/30/25	497,800	457,859,331
0.38%, 12/31/25	360,900	331,294,922
0.38%, 01/31/26	784,100	717,941,562
0.38%, 07/31/27	119,700	105,597,844
0.38%, 09/30/27	155,000	136,048,829
0.50%, 11/30/23	143,930	140,000,036
0.50%, 02/28/26	184,700	169,563,259
0.50%, 04/30/27	93,800	83,797,110
0.50%, 05/31/27	112,900	100,595,665
0.50%, 06/30/27	151,900	135,060,462
0.50%, 08/31/27	192,122	170,148,489
0.50%, 10/31/27	208,200	183,541,312
0.63%, 10/15/24	10,000	9,539,063
0.63%, 07/31/26	60,000	54,829,688
0.63%, 03/31/27	45,600	41,068,500
0.63%, 11/30/27	375,600	332,816,812
0.63%, 12/31/27	187,400	165,717,235
0.63%, 05/15/30	260,800	219,764,750
0.63%, 08/15/30	441,000	369,406,406
0.75%, 12/31/23	402,950	392,750,328
0.75%, 11/15/24	66,650	63,635,129

Security	Par (000)	Value
U.S. Government Obligations (continued)
0.75%, 03/31/26	$20,500	$18,972,109
0.75%, 05/31/26	42,800	39,452,906
0.75%, 08/31/26	227,900	209,027,031
0.75%, 01/31/28	506,300	450,053,234
0.88%, 01/31/24	20,400	19,883,625
0.88%, 06/30/26	170,000	157,303,125
0.88%, 09/30/26	202,800	186,655,220
0.88%, 11/15/30	363,800	310,310,031
1.00%, 12/15/24	165,200	158,462,937
1.00%, 07/31/28	200,000	178,687,500
1.10%, 02/28/25	44,600	42,749,797
1.13%, 01/15/25	110,000	105,677,344
1.13%, 10/31/26	141,100	131,134,812
1.13%, 02/28/27	40,300	37,252,313
1.13%, 02/29/28	122,340	111,004,434
1.13%, 08/31/28	273,600	246,069,000
1.13%, 02/15/31	277,200	240,687,562
1.13%, 05/15/40	156,500	110,992,734
1.25%, 07/31/23	65,600	64,869,688
1.25%, 08/31/24(b)	141,550	137,391,969
1.25%, 11/30/26	104,900	97,942,180
1.25%, 12/31/26	133,400	124,343,391
1.25%, 03/31/28	170,000	155,111,720
1.25%, 04/30/28	129,100	117,642,375
1.25%, 05/31/28	110,000	100,100,000
1.25%, 06/30/28	232,175	211,007,171
1.25%, 09/30/28	317,000	286,984,062
1.25%, 08/15/31	398,900	347,354,641
1.25%, 05/15/50	205,900	132,869,844
1.38%, 06/30/23	74,500	73,859,766
1.38%, 08/31/23	82,000	81,103,125
1.38%, 09/30/23	77,800	76,876,125
1.38%, 08/31/26	22,500	21,202,734
1.38%, 10/31/28	174,800	159,300,157
1.38%, 12/31/28	95,430	86,900,944
1.38%, 11/15/31	400,250	351,219,375
1.38%, 11/15/40	294,800	216,724,062
1.38%, 08/15/50	16,000	10,685,000
1.50%, 02/29/24	82,650	81,326,309
1.50%, 09/30/24	103,300	100,685,219
1.50%, 10/31/24	105,100	102,300,071
1.50%, 11/30/24	290,100	281,872,947
1.50%, 02/15/25	103,000	99,749,063
1.50%, 08/15/26	448,500	424,848,635
1.50%, 01/31/27	245,280	231,023,100
1.50%, 11/30/28	284,200	260,797,906
1.50%, 02/15/30	35,485	32,208,182
1.63%, 10/31/23	18,700	18,518,113
1.63%, 02/15/26	207,890	199,217,089
1.63%, 05/15/26	250,000	238,945,312
1.63%, 09/30/26	24,500	23,303,711
1.63%, 10/31/26	130,200	123,679,829
1.63%, 11/30/26	21,200	20,128,406
1.63%, 08/15/29	74,000	68,149,375
1.63%, 05/15/31	289,600	261,635,500
1.63%, 11/15/50	229,500	163,949,062
1.75%, 06/30/24	151,540	149,077,475
1.75%, 07/31/24	56,850	55,872,891
1.75%, 12/31/24	140,400	137,131,312
1.75%, 03/15/25	27,900	27,178,524

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.75%, 12/31/26	$25,200	$24,036,469
1.75%, 01/31/29	150,700	140,433,562
1.75%, 08/15/41	271,420	210,986,641
1.88%, 08/31/24	73,600	72,421,250
1.88%, 06/30/26	5,000	4,822,656
1.88%, 07/31/26	24,900	23,991,539
1.88%, 02/28/27	118,100	113,145,337
1.88%, 02/28/29	159,200	149,598,250
1.88%, 02/15/32	467,460	428,602,387
1.88%, 02/15/41	116,200	93,105,250
1.88%, 02/15/51	673,000	512,005,781
1.88%, 11/15/51	215,450	164,280,625
2.00%, 04/30/24	290,500	287,742,519
2.00%, 05/31/24	213,750	211,537,354
2.00%, 06/30/24	115,594	114,293,568
2.00%, 02/15/25	180,068	176,790,201
2.00%, 08/15/25	326,715	319,057,617
2.00%, 11/15/26	141,000	135,965,860
2.00%, 11/15/41	37,000	30,068,281
2.00%, 02/15/50	2,000	1,571,250
2.00%, 08/15/51	481,600	377,679,750
2.13%, 11/30/23	83,200	82,923,750
2.13%, 02/29/24	89,950	89,437,004
2.13%, 03/31/24	224,000	222,556,251
2.13%, 07/31/24	215,509	213,471,768
2.13%, 09/30/24	100,000	98,882,813
2.13%, 11/30/24	76,050	75,034,020
2.13%, 05/15/25	265,800	261,273,094
2.13%, 05/31/26	28,500	27,763,008
2.25%, 12/31/23	206,930	206,485,423
2.25%, 01/31/24	153,700	153,237,700
2.25%, 03/31/24	19,200	19,116,000
2.25%, 04/30/24	185,395	184,489,751
2.25%, 11/15/24	234,966	232,616,340
2.25%, 12/31/24	75,300	74,488,172
2.25%, 11/15/25	159,829	157,007,019
2.25%, 03/31/26	19,000	18,618,516
2.25%, 02/15/27	37,706	36,710,229
2.25%, 08/15/27	146,750	142,370,430
2.25%, 11/15/27	282,450	273,623,437
2.25%, 05/15/41	348,000	296,017,500
2.25%, 08/15/46	118,960	97,695,900
2.25%, 08/15/49	106,500	88,744,453
2.25%, 02/15/52	208,000	174,070,000
2.38%, 02/29/24	129,500	129,348,243
2.38%, 08/15/24	259,717	258,418,415
2.38%, 04/30/26	17,500	17,229,297
2.38%, 05/15/27	18,650	18,240,574
2.38%, 03/31/29	155,000	150,083,594
2.38%, 05/15/29	124,600	120,667,313
2.38%, 02/15/42	51,000	44,202,656
2.38%, 11/15/49	254,400	217,909,500
2.38%, 05/15/51	65,000	55,808,594
2.50%, 08/15/23	127,811	128,220,395
2.50%, 01/31/24	17,600	17,616,500
2.50%, 04/30/24(b)	145,500	145,437,480
2.50%, 05/15/24	17,850	17,843,725
2.50%, 05/31/24	200,000	199,796,876
2.50%, 02/28/26	42,350	41,913,266
2.50%, 03/31/27	49,200	48,473,532

Security	Par (000)	Value
U.S. Government Obligations (continued)
2.50%, 02/15/45	$19,824	$17,126,078
2.50%, 02/15/46	152,800	132,004,875
2.50%, 05/15/46	123,517	106,649,210
2.63%, 06/30/23	70,000	70,317,188
2.63%, 03/31/25	5,000	4,989,063
2.63%, 12/31/25	46,500	46,252,969
2.63%, 01/31/26	42,300	42,048,844
2.63%, 05/31/27	150,000	148,664,062
2.63%, 02/15/29	211,491	208,087,317
2.75%, 07/31/23	74,500	74,962,715
2.75%, 08/31/23	187,765	188,953,201
2.75%, 11/15/23	120,760	121,477,012
2.75%, 02/15/24	151,765	152,535,682
2.75%, 02/28/25	90,500	90,591,915
2.75%, 05/15/25	150,000	150,140,625
2.75%, 06/30/25	221,900	222,004,016
2.75%, 08/31/25	183,108	183,022,168
2.75%, 04/30/27	100,000	99,625,000
2.75%, 02/15/28	253,702	252,037,081
2.75%, 05/31/29	155,000	153,789,062
2.75%, 08/15/42	106,523	97,385,324
2.75%, 11/15/42	118,580	108,241,306
2.75%, 08/15/47	229,000	208,318,437
2.75%, 11/15/47	61,500	56,022,656
2.88%, 09/30/23	90,000	90,699,610
2.88%, 10/31/23	81,600	82,240,687
2.88%, 11/30/23	180,200	181,600,774
2.88%, 04/30/25	48,000	48,183,750
2.88%, 05/31/25	146,800	147,407,844
2.88%, 07/31/25	183,900	184,618,359
2.88%, 11/30/25	80,400	80,632,407
2.88%, 05/15/28	252,994	252,756,818
2.88%, 08/15/28	219,930	219,603,543
2.88%, 04/30/29	70,000	69,978,125
2.88%, 05/15/32	160,000	160,275,000
2.88%, 05/15/43	90,184	83,885,211
2.88%, 08/15/45	183,125	169,333,398
2.88%, 11/15/46	54,000	50,076,563
2.88%, 05/15/49	42,000	39,768,750
3.00%, 09/30/25	173,100	174,371,203
3.00%, 10/31/25	127,600	128,497,187
3.00%, 05/15/42	56,050	53,510,234
3.00%, 11/15/44	99,727	94,148,521
3.00%, 05/15/45	121,400	114,647,125
3.00%, 11/15/45	55,100	52,129,766
3.00%, 02/15/47	99,300	94,335,000
3.00%, 05/15/47	162,118	154,037,431
3.00%, 02/15/48	98,550	94,423,219
3.00%, 08/15/48	91,800	88,185,375
3.00%, 02/15/49	19,300	18,675,766
3.13%, 11/15/28	187,515	189,932,186
3.13%, 11/15/41	53,900	52,687,250
3.13%, 02/15/42	71,800	70,049,875
3.13%, 02/15/43	58,700	56,883,969
3.13%, 08/15/44	60,519	58,381,923
3.13%, 05/15/48	44,150	43,411,867
3.25%, 05/15/42	55,400	55,244,188
3.38%, 05/15/44	84,200	84,673,625
3.38%, 11/15/48	45,550	47,044,609
3.50%, 02/15/39	4,000	4,230,000

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/15/43	$89,600	$93,730,000
3.63%, 02/15/44	83,950	87,780,219
3.75%, 08/15/41	52,000	55,550,625
3.75%, 11/15/43	36,600	39,019,031
3.88%, 08/15/40	80,516	88,102,117
4.25%, 05/15/39	6,040	6,984,694
4.25%, 11/15/40	28,889	33,055,335
4.38%, 02/15/38	12,000	14,118,750
4.38%, 11/15/39	50,933	59,599,568
4.38%, 05/15/40	40,403	47,195,754
4.38%, 05/15/41	15,949	18,500,840
4.50%, 02/15/36	32,785	39,137,094
4.50%, 05/15/38	7,000	8,344,219
4.50%, 08/15/39	50,207	59,746,330
4.63%, 02/15/40	45,950	55,405,648
4.75%, 02/15/37	21,977	26,835,977
4.75%, 02/15/41	91,158	111,113,056
5.00%, 05/15/37	70,058	87,671,019
5.25%, 11/15/28	29,377	33,423,223
5.25%, 02/15/29	126,690	144,862,097
5.50%, 08/15/28	97,000	111,224,141
6.00%, 02/15/26	9,468	10,521,315
6.13%, 08/15/29	14,600	17,693,375
6.50%, 11/15/26	26,950	31,013,555
6.63%, 02/15/27	28,800	33,518,250
6.75%, 08/15/26	38,500	44,395,313
6.88%, 08/15/25	6,265	7,045,678
		33,421,581,422
Total U.S. Government & Agency Obligations — 69.9%
(Cost: $61,995,971,673)		58,003,361,587

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(k)(l)(m)	4,785,502	4,785,501,781
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(k)(l)(n)	1,364,721	1,364,720,938
		6,150,222,719
Total Short-Term Securities — 7.4%
(Cost: $6,149,967,983)		6,150,222,719

Total Investments Before TBA Sales Commitments — 107.1%
(Cost: $95,294,707,857)		88,879,879,494

Security	Par (000)	Value
TBA Sales Commitments(j)

Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association
2.50%, 06/21/52	(41,405)	$(38,834,978)
3.00%, 06/21/52	(40,000)	(38,584,375)
Uniform Mortgage-Backed Securities
1.50%, 06/16/37	(142,937)	(131,909,461)
1.50%, 06/13/52	(75,000)	(63,615,235)
2.00%, 06/17/36	(76,696)	(72,465,736)
2.00%, 06/13/52	(45,000)	(39,912,891)
2.50%, 06/13/52	(20,000)	(18,404,687)
3.00%, 06/13/52	(50,000)	(47,611,328)
		(451,338,691)
Total TBA Sales Commitments — (0.5)%
(Proceeds: $(447,660,555))		(451,338,691)

Total Investments, Net of TBA Sales Commitments — 106.6%
(Cost: $94,847,047,302)		88,428,540,803

Liabilities in Excess of Other Assets — (6.6)%		(5,423,539,096)

Net Assets — 100.0%		$83,005,001,707

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Rounds to less than 1,000.
(i)	Non-income producing security.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,479,130,793	$—		$(1,692,145,179	)(a)	$(1,735,542)	$251,709	$4,785,501,781	4,785,502	$6,011,813		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,145,114,050	219,606,888	(a)	—		—	—	1,364,720,938	1,364,721	551,862	(b)	—
						$(1,735,542)	$251,709	$6,150,222,719		$6,563,675		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$248,369,947	$—	$248,369,947
Collaterized Mortgage Obligations	—	969,187,713	—	969,187,713
Corporate Bonds & Notes	—	20,955,077,166	—	20,955,077,166
Foreign Government Obligations	—	2,022,817,678	—	2,022,817,678
Municipal Debt Obligations	—	530,842,684	—	530,842,684
U.S. Government & Agency Obligations	—	58,003,361,587	—	58,003,361,587
Money Market Funds	6,150,222,719	—	—	6,150,222,719
	6,150,222,719	82,729,656,775	—	88,879,879,494
Liabilities
TBA Sales Commitments	—	(451,338,691)	—	(451,338,691)
	$6,150,222,719	$82,278,318,084	$—	$88,428,540,803

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	BAM	Build America Mutual Assurance Co.
BAB	Build America Bond	GO	General Obligation

Schedule of Investments (unaudited) (continued)	iShares® Core U.S. Aggregate Bond ETF
May 31, 2022

Portfolio Abbreviations - Fixed Income (continued)

GOL	General Obligation Limited	SAP	Subject to Appropriations
LIBOR	London Interbank Offered Rate	SCA	Svenska Celluosa Aktiebolaget
NPFGC	National Public Finance Guarantee Corp.	SOFR	Secured Overnight Financing Rate
PSF	Permanent School Fund	TBA	To-Be-Announced
RB	Revenue Bond